As filed with the Securities and Exchange Commission on April 23, 2010

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 6	☒
(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:
William J. Forgione, Esquire Teachers Insurance and Annuity Association of America 8500 Andrew Carnegie Blvd. Charlotte, North Carolina 28262	Jeffrey S. Puretz, Esquire Dechert LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2010, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered: Interests in a separate account funding variable annuity contracts.

PROSPECTUS — LEVEL 1

MAY 1, 2010

TIAA ACCESS

Individual and Group Variable Annuity Contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA SEPARATE ACCOUNT VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2010. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 800 842-2252. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■ TIAA-CREF Lifecycle Funds	■ TIAA-CREF Mid-Cap Growth Fund
• 2010 Fund	■ TIAA-CREF Mid-Cap Value Fund
• 2015 Fund	■ TIAA-CREF Small-Cap Equity Fund
• 2020 Fund	■ TIAA-CREF Large-Cap Growth Index Fund
• 2025 Fund	■ TIAA-CREF Large-Cap Value Index Fund
• 2030 Fund	■ TIAA-CREF Equity Index Fund
• 2035 Fund	■ TIAA-CREF S&P 500 Index Fund
• 2040 Fund	■ TIAA-CREF Small-Cap Blend Index Fund
• 2045 Fund	■ TIAA-CREF International Equity Index Fund
• 2050 Fund	■ TIAA-CREF Social Choice Equity Fund
• Retirement Income Fund	■ TIAA-CREF Real Estate Securities Fund
■ TIAA-CREF Growth & Income Fund	■ TIAA-CREF Bond Fund
■ TIAA-CREF International Equity Fund	■ TIAA-CREF Bond Plus Fund
■ TIAA-CREF Large-Cap Growth Fund	■ TIAA-CREF Short-Term Bond Fund
■ TIAA-CREF Large-Cap Value Fund	■ TIAA-CREF High-Yield Fund
■ TIAA-CREF Inflation-Linked Bond Fund
■ TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

■  American Funds Washington Mutual Investors Fund (Class R-5)

■  American Funds EuroPacific Growth Fund (Class R-5)

■  Western Asset Core Plus Bond Portfolio (Institutional Class)

■  T. Rowe Price® Institutional Large-Cap Growth Fund

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you won’t pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) section 401(a)/403(a) (including 401(k) plans), 403(b), 414(d), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

SPECIAL TERMS

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. Each investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

4	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 800 842-2252.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 800 842-2252.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day plus the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of TIAA are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

TIAA Access ■ Prospectus	5

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THIS PRODUCT?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Lifecycle Funds (2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and Retirement Income Fund)

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Value Fund

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Social Choice Equity Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Plus Fund

6	Prospectus ■ TIAA Access

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

•	American Funds Washington Mutual Investors Fund (Class R-5)[1]

•	American Funds EuroPacific Growth Fund (Class R-5)[1]

•	Western Asset Core Plus Bond Portfolio (Institutional Class)

•	T. Rowe Price® Institutional Large-Cap Growth Fund

TIAA reserves the right to change the investment accounts available in the future.

[1]	The American Funds investment accounts are generally only offered through these contracts to plans with a minimum of $100 million in plan assets.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect redemption fees on behalf of any of the underlying funds that may impose them.

TIAA Access ■ Prospectus	7

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.05%
Total separate account annual charges	2.00%	0.12%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.36%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.11%	1.64%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is January 31, 2011 to April 30, 2011)‡	0.09%	0.59%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2009; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2010; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2010; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2010; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2009. More information concerning each fund’s fees and expenses is contained in the prospectus for each fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

8	Prospectus ■ TIAA Access

The following table lists the annual expenses for each fund’s most recently ended fiscal year†, as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§2	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
The Institutional Class of the TIAA-CREF Lifecycle Funds
•2010 Fund[1]	0.10%	—	0.11%	0.40%	0.61%	0.21%	0.40%
•2015 Fund[1]	0.10%	—	0.11%	0.42%	0.63%	0.21%	0.42%
•2020 Fund[1]	0.10%	—	0.11%	0.42%	0.63%	0.21%	0.42%
•2025 Fund[1]	0.10%	—	0.12%	0.44%	0.66%	0.22%	0.44%
•2030 Fund[1]	0.10%	—	0.12%	0.46%	0.68%	0.22%	0.46%
•2035 Fund[1]	0.10%	—	0.11%	0.47%	0.68%	0.21%	0.47%
•2040 Fund[1]	0.10%	—	0.10%	0.47%	0.67%	0.20%	0.47%
•2045 Fund[1]	0.10%	—	0.60%	0.47%	1.17%	0.70%	0.47%
•2050 Fund[1]	0.10%	—	1.08%	0.46%	1.64%	1.18%	0.46%
•Retirement Income Fund[1]	0.10%	—	0.63%	0.40%	1.13%	0.73%	0.40%
TIAA-CREF Growth & Income Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF International Equity Fund[3,4]	0.49%	—	0.09%	0.01%	0.59%	—	0.59%
TIAA-CREF Large-Cap Growth Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF Large-Cap Value Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF Mid-Cap Growth Fund[4]	0.48%	—	0.05%	0.01%	0.54%	—	0.54%
TIAA-CREF Mid-Cap Value Fund[4]	0.46%	—	0.08%	0.02%	0.56%	—	0.56%
TIAA-CREF Small-Cap Equity Fund[3,4]	0.48%	—	0.09%	—	0.57%	0.02%	0.55%
TIAA-CREF Large-Cap Growth Index Fund[4]	0.04%	—	0.10%	—	0.14%	0.05%	0.09%
TIAA-CREF Large-Cap Value Index Fund[4]	0.04%	—	0.09%	—	0.13%	0.04%	0.09%
TIAA-CREF Equity Index Fund[4]	0.04%	—	0.08%	—	0.12%	0.03%	0.09%
TIAA-CREF S&P 500 Index Fund[4]	0.04%	—	0.07%	—	0.11%	0.02%	0.09%
TIAA-CREF Small-Cap Blend Index Fund[3,4]	0.04%	—	0.13%	—	0.17%	0.08%	0.09%
TIAA-CREF International Equity Index Fund[3,4]	0.04%	—	0.12%	0.01%	0.17%	0.01%	0.16%
TIAA-CREF Social Choice Equity Fund[4]	0.15%	—	0.09%	—	0.24%	0.02%	0.22%
TIAA-CREF Real Estate Securities Fund[4]	0.50%	—	0.10%	0.02%	0.62%	0.03%	0.59%
TIAA-CREF Bond Fund[4]	0.30%	—	0.06%	—	0.36%	0.01%	0.35%
TIAA-CREF Bond Plus Fund[4]	0.30%	—	0.10%	—	0.40%	0.05%	0.35%
TIAA-CREF Short-Term Bond Fund[4]	0.25%	—	0.13%	—	0.38%	0.08%	0.30%

TIAA Access ■ Prospectus	9

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§2	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF High-Yield Fund[3,4]	0.35%	—	0.10%	—	0.45%	0.05%	0.40%
TIAA-CREF Inflation-Linked Bond Fund[4]	0.30%	—	0.09%	—	0.39%	0.04%	0.35%
TIAA-CREF Money Market Fund[4]	0.10%	—	0.12%	—	0.22%	0.07%	0.15%
American Funds Washington Mutual Investors Fund (Class R-5)	0.28%	—	0.11%	—	0.39%	—	0.39%
American Funds EuroPacific Growth Fund (Class R-5)	0.43%	—	0.11%	—	0.54%	—	0.54%
Western Asset Core Plus Bond Portfolio (Institutional Class)[5]	0.40%	—	0.06%	—	0.46%	—	0.46%
T. Rowe Price® Institutional Large-Cap Growth Fund[6]	0.55%	—	0.02%	—	0.57%	—	0.57%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2009; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2010; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2010; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2010; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2009. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, TIAA-CREF International Equity Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF International Equity Index Fund, and TIAA-CREF Real Estate Securities Fund invest a small portion of their respective assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Teachers Advisors, Inc., the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through January 31, 2011. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least January 31, 2011 unless changed with approval of the Board of Trustees.

[2]

“Acquired Fund Fees and Expenses” are the TIAA-CREF Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ Prospectus and the funds’ 2009 annual report. With respect to the TIAA-CREF Lifecycle Funds, “Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of the underlying funds in which they invest. These expenses are not paid directly by the fund shareholders. Instead, fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Lifecycle Funds invest.

[3]

A fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances.

10	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[4]

Under the funds’ expense reimbursement arrangements, the funds’ investment adviser, Teachers Advisors, Inc. has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: 0.09% for Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, Small-Cap Blend Index Fund and S&P 500 Index Fund; 0.15% for International Equity Index Fund and Money Market Fund; 0.22% for Social Choice Equity Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.55% for Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.57% for Real Estate Securities Fund and 0.60% for International Equity Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with the approval of the Board of Trustees.

[5]

With respect to the Institutional Class, the Portfolio may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. If the fees are paid with respect to additional assets invested in the Institutional Class, the expenses of the share class may increase.

[6]

T. Rowe Price® Associates, Inc. has contractually obligated itself to waive any fees and bear any expenses through April 30, 2011 that would cause the ratio of expenses to average net assets to exceed 0.58%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price® by the fund whenever the fund’s expense ratio is below 0.58%. However, no reimbursement will be made after April 30, 2013, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.58%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price® may be reimbursed.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$180	$559	$962	$2,087
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$24	$74	$130	$293

TIAA Access ■ Prospectus	11

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

HOW DO I PURCHASE A CONTRACT?

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

CAN I CANCEL MY CONTRACT?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We’ll cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

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CAN I TRANSFER AMONG THE INVESTMENT ACCOUNTS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Yes, you may transfer among investment accounts. All transfers must generally be for at least $1,000 (except for systematic transfers which must be at least $100) or your entire investment account value for that particular investment account, if less. All cash withdrawals must generally be for at least $1,000 (except for systematic withdrawals which must be at least $100) or your entire investment account value for that particular investment account if less. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2252.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for

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the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA’s general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Fitch, Aaa from Moody’s Investors Service and AAA from Standard and Poor’s.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF, serving approximately 3.6 million people and approximately 15,000 institutions as of December 31, 2009, form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the U.S., based on assets under management. As of December 31, 2009, TIAA’s total statutory admitted assets were approximately $201.7 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization (including TIAA-sponsored mutual funds) totaled approximately $414.6 billion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Insurance Department (“NYSID”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

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When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently consists of 35 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

CHANGES TO THE CONTRACT

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

VOTING RIGHTS

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions

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received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value of the underlying fund.

YOUR INVESTMENT OPTIONS

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for long-term investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 800 842-2252 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

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Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	2010 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2015 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2020 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2025 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2030 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2035 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2040 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

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•	2045 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2050 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	Retirement Income Fund

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

TIAA-CREF Growth & Income Fund

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF International Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Mid-Cap Growth Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Small-Cap Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Large-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 1000® Growth Index.

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TIAA-CREF Large-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 1000® Value Index.

TIAA-CREF Equity Index Fund

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The fund primarily invests its assets in securities selected to track the Russell 3000® Index.

TIAA-CREF S&P 500 Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The fund primarily invests its assets in securities selected to track the S&P 500® Index.

TIAA-CREF Small-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 2000® Index.

TIAA-CREF International Equity Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments. The fund primarily invests its assets in securities selected to track the MSCI EAFE® Index.

TIAA-CREF Social Choice Equity Fund

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF Bond Fund

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

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TIAA-CREF Bond Plus Fund

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TIAA-CREF Short-Term Bond Fund

The fund seeks high current income consistent with preservation of capital.

TIAA-CREF High-Yield Fund

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF Money Market Fund1

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

The following non-TIAA-CREF Funds:

American Funds Washington Mutual Investors Fund (Class R-5)2

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds EuroPacific Growth Fund (Class R-5)2

The fund seeks to provide you with long-term growth of capital. The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin.

Western Asset Core Plus Bond Portfolio (Institutional Class)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration specified for the Portfolio. The fund’s current target duration is generally 2.5 to 7 years.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

[2]	The American Funds investment accounts are generally only offered to plans with a minimum of $100 million in plan assets.

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Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account, see “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

THE INVESTMENT ADVISORS

Teachers Advisors, Inc. (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds, under the supervision of the Board of Trustees of the funds. Advisors is a subsidiary of TIAA. Capital Research and Management Company (“Capital”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class). T. Rowe Price® Associates, Inc. (“T. Rowe”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

THE BROKER-DEALER

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a

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percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.10% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

THE ANNUITY CONTRACTS

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you won’t be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (TDA) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you won’t be able to take tax deductions for these contributions.

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Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion College Retirement Equities Fund contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the

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CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2252.

STARTING OUT

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

We generally do not restrict the amount or frequency of premiums to your contract, although we reserve the right to impose restrictions or to limit the total premiums paid on this and any other TIAA annuity contract on your life

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in any 12-month period to $300,000. Your employer’s plan may also limit your premium amounts. In addition, the IRC limits the total annual premiums to plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. For locations where a third-party service administers the receipt of mail, we will not be deemed to have received any premiums sent to the addresses designated for remitting premiums until the third-party service that administers the receipt of mail through those addresses has processed the payment on our behalf. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, if the account or mutual fund is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 800 842-2252. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, please see the applicable contracts by calling 800 842-2252.

To change your allocation choices for future premiums:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

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IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security Number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

ACCUMULATION UNITS

DETERMINING THE VALUE OF YOUR CONTRACT—INVESTMENT ACCOUNTS

The premiums you allocate, or transfers you make to, the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you’ve chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income

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and capital gains distributed to the investment account. The net investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

TO CHANGE YOUR INVESTMENT ALLOCATIONS

To make a change to your future investment allocation percentages, write to us at TIAA’s home office at 730 Third Avenue, New York, New York 10017 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms to effect these transactions. If you have any questions call us at 800 842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

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HOW TO TRANSFER AND WITHDRAW YOUR MONEY

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers and cash withdrawals from a contract must generally be at least $1,000 (except for systematic transfers or withdrawals, which must be at least $100) or your entire accumulation, if less. We currently do not assess a fee for transfers or cash withdrawals.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

SYSTEMATIC TRANSFERS AND WITHDRAWALS

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that at least $100 is automatically withdrawn or transferred at a time.

HOW TO MAKE TRANSFERS AND WITHDRAW CASH

To request a transfer or to withdraw cash:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

TRANSFERS TO AND FROM OTHER TIAA-CREF ACCOUNTS AND FUNDS

Subject to your employer’s plan, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your

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employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

You can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, offered under the terms of your plan to the investment accounts, if your employer’s plan offers the investment account. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

TRANSFERS TO OTHER COMPANIES

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. If your employer participates in our special transfer services program, we can make automatic monthly transfers from your RA or GRA Contract to another company, and the $1,000 minimum will not apply to these transfers. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

TRANSFERS FROM OTHER COMPANIES/PLANS

Subject to your employer’s plan, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Classic IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

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WITHDRAWING CASH

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law permits it (see below). Cash withdrawals may be limited by the terms of your employer’s plan and federal tax law. Normally, you can’t withdraw money from your contract if you’ve already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

SYSTEMATIC WITHDRAWALS TO PAY FINANCIAL ADVISOR FEES

You may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

WITHDRAWALS TO PAY PLAN CHARGES

There may be additional charges imposed under the terms of your employer’s plan, including an administrative or recordkeeping charge per participant. Your employer may instruct us to make withdrawals from the contract to pay such charges. For more information about any of the charges imposed by your plan, please contact your employer.

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MARKET TIMING/EXCESSIVE TRADING POLICY

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, and the American Funds EuroPacific Growth Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund), will not be able to make electronic transfers (i.e. over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include transfers made pursuant to any dollar cost averaging and automatic rebalancing programs.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above,

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no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading polices and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

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TIMING OF PAYMENTS TO YOU

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company). If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay.

RECEIVING ANNUITY INCOME

THE ANNUITY PERIOD IN GENERAL

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2252.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Note that for 2010, the minimum distribution requirement under the IRC is not suspended for IRC section 401(a), 403(a),

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403(b) and governmental 457(b) plans. The minimum distribution requirement was suspended with respect to such plans in 2009 under The Worker, Retiree, and Employer Recovery Act of 2008. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you’ve started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. (TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100.) We’ll send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (April 1 through March 31). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

ANNUITY STARTING DATE

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we’ll let you know and will defer your annuity starting date until we receive the missing items and/or information. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30 days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the

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accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

INCOME OPTIONS

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you’ll choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (MDO) Annuity: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO annuity. It is possible that income under the MDO annuity will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO annuity to any other income option for which you’re eligible. Using

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an MDO won’t affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This payout annuity is not available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

If you haven’t picked an income option when the annuity starting date arrives for your contract, TIAA usually will assume you want the one-life annuity with 10-year guaranteed period if you’re unmarried, subject to the terms of your plan, paid from TIAA’s Traditional Annuity. If you’re married, we will assume for you a survivor annuity with half-benefit to annuity partner with a 10-year guaranteed period, with your spouse as your annuity partner, paid from TIAA’s Traditional Annuity.

TRANSFERS DURING THE ANNUITY PERIOD

After you begin receiving annuity income, you can transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account, (ii) a CREF account, (iii) the TIAA Real Estate Account, or (iv) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We’ll process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the

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March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the following March 31.

ANNUITY PAYMENTS

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year—the payment valuation day. Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following each March 31 revaluation will be reflected in the following year’s value.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the

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then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each business day and for the last calendar day of each month. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

DEATH BENEFITS

PAYMENT OF THE DEATH BENEFIT

If you die before your annuity starting date, the death benefit will be payable to your beneficiary. The death benefit is equal to the accumulation under the contract on the valuation date when we receive all necessary information in

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good order from the beneficiary. We must receive the following in a form acceptable to us before any death benefit will be paid:

A)	proof of your death;

B)	the choice of a method of payment; and

C)	proof of the beneficiary’s age if the method of payment chosen is the one-life annuity or the minimum distribution annuity.

Payment under the single sum payment method will be made as of the date we receive these items in good order; payment under any other method of payment will start no later than the first day of the month after we have received these items.

Upon receipt of proof of your death, we will divide your accumulation into as many portions as there are validly designated beneficiaries for your contract. If different rate schedules apply to different parts of your TIAA Traditional Annuity accumulation, the resulting portions will be allocated among the parts on a pro-rata basis in accordance with the procedures established by us. Each validly designated beneficiary will then have the right to make elections available under your contract in connection with his or her accumulation.

NAMING YOUR BENEFICIARY

Beneficiaries are persons you name to receive the death benefit if you die before your annuity starting date. At any time before your annuity starting date, you may name, change, add or delete your beneficiaries by written notice to us. If your accumulation is subject to spousal rights, then your right to name a beneficiary for the death benefit is subject to the rights of your spouse, if any.

You can name two “classes” of beneficiaries, primary and contingent, which set the order of payment. At your death, your beneficiaries are the surviving primary beneficiary or beneficiaries you named. If no primary beneficiary survives you, your beneficiaries are the surviving contingent beneficiary or beneficiaries you named.

The share of any named beneficiary in a class who does not survive will be allocated in equal shares to the beneficiaries in such class who do survive, even if you’ve provided for these beneficiaries to receive unequal shares.

The death benefit will be paid to your estate in one sum if you name your estate as beneficiary; or none of the beneficiaries you have named is alive at the time of your death; or at your death you had never named a beneficiary. If distributions to a named beneficiary are barred by operation of law, the death benefit will be paid to your estate.

If at your death any distribution of the death benefit would be in conflict with any rights of your spouse under laws that were not previously waived, or with the terms of your employer plan, we will pay the death benefit in accordance with your spouse’s rights.

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METHODS OF PAYMENT

Subject to plan restrictions, methods of payment are the ways in which your beneficiary may receive the death benefit. The single sum payment methods are available from the TIAA Traditional Annuity and investment account accumulations. The other methods are available from the TIAA Traditional Annuity only. Your beneficiary can, however, transfer some or all of any of your investment account accumulation to the TIAA Traditional Annuity in order to receive that portion of the death benefit under a method of payment available from the TIAA Traditional Annuity. Your beneficiary can also transfer some or all of your accumulation to CREF in order to receive that portion of the death benefit under a method of payment offered by CREF. Such transfer can be for all of your accumulation, or for any part thereof but generally, not less than $1,000.

You may choose the method of payment and change your choice at any time before payments begin. After your death, your beneficiary may change the method chosen by you, if you so provide. If you do not choose a method of payment, your beneficiary will make the choice when he or she becomes entitled to payments. The right to elect a method or change such election may be limited by us.

A beneficiary may not begin to receive the death benefit under the one-life annuity method after he or she attains age 90. If you die before your annuity starting date and have chosen the one-life annuity method for a beneficiary who has attained age 90, he or she must choose another method. Any choice of method or change of such choice must be made by written notice to us.

Generally, the distribution of the death benefit under any method of payment must be made over the lifetime of your beneficiary or over a period not to exceed your beneficiary’s life expectancy, in accordance with applicable tax law. The distribution of the death benefit under a method of payment must be made in such a form and begin at such date as meets the requirements of the IRC and the regulations thereunder. If such method of payment has not been chosen to begin by that date, payments will be made to your beneficiary under the form of distribution, if any, specified by the terms of your employer plan, if such form of distribution is available under your contract. Otherwise, we will elect a method of payment in accordance with the requirements of the IRC and any regulations thereunder.

The following are the methods of payment:

Single sum payment. The death benefit will be paid to your beneficiary in one sum.

One-life annuity. A payment will be made to your beneficiary each month for life. A guaranteed period of 10, 15 or 20 years may be included. If a guaranteed period isn’t included, all payments will cease at the death of your beneficiary. If a guaranteed period is included and your beneficiary dies before

40	Prospectus ■ TIAA Access

the end of that period, monthly payments will continue until the end of that period and then cease.

Fixed-period annuity. A payment will be made to your beneficiary each month for a fixed period of not less than two nor more than 30 years, as chosen. At the end of the period chosen, the entire death benefit will have been paid out. If your beneficiary dies before the end of the period chosen, the monthly payments will continue until the end of that period and then cease.

Minimum distribution annuity. This method enables your beneficiary to limit his or her distribution to the minimum distribution requirements of federal tax law. Payments are made from your accumulation in each year that a distribution is required, until your accumulation is entirely paid out or until your beneficiary dies. This method may not provide income for your beneficiary that lasts for his or her entire lifetime. If your beneficiary dies before the entire accumulation has been paid out, the remaining accumulation will be paid in one sum to the payee named to receive it. The value of the death benefit placed under this method must be at least $10,000.

The amount of death benefit payments will be determined as of the date payments are to begin by:

A)	the amount of your accumulation;

B)	the rate schedule or schedules under which any premiums, additional amounts and internal transfers were applied to your accumulation;

C)	the method of payment chosen for the death benefit; and

D)	the age of your beneficiary, if the method chosen is the one-life annuity or the minimum distribution annuity.

If any method chosen would result in payments of less than $100 a month, we will have the right to require a change in choice that will result in payments of at least $100 a month.

PAYMENTS AFTER THE DEATH OF A BENEFICIARY

Any periodic payments or other amounts remaining due after the death of your beneficiary during a guaranteed or fixed period will be paid to the payee named by you or your beneficiary to receive them, by written notice to us. The commuted value of these payments may be paid in one sum unless we are directed otherwise.

If no payee has been named to receive these payments, or if no one so named is living at the death of your beneficiary, the commuted value will be paid in one sum to your beneficiary’s estate.

If a payee receiving these payments dies before the end of the guaranteed or fixed period, the commuted value of any payments still due that person will be paid to any other payee named to receive it. If no one has been so named, the commuted value will be paid to the estate of the last payee who was receiving these payments.

TIAA Access ■ Prospectus	41

If your beneficiary dies while any part of the death benefit is held by us under the minimum distribution annuity, that amount will be paid in one sum to the payee you or your beneficiary have named to receive it. If no such person survives your beneficiary, the death benefit will be paid in one sum to your beneficiary’s estate.

SPOUSE’S RIGHTS TO BENEFITS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under a such plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

WAIVER OF SPOUSE’S RIGHTS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a lump-sum benefit.

42	Prospectus ■ TIAA Access

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

TIAA Access ■ Prospectus	43

If the mortality and expense risk charge allowed under the contract isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC, the principal distributor of the contract.

OTHER CHARGES AND EXPENSES

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

TAXES

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under Section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a) or 403(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Death benefits are usually also subject to federal estate and state estate or inheritance taxation. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and

44	Prospectus ■ TIAA Access

Roth after-tax contributions to 403(b) and 401(k) plans are limited to $16,500 per year ($22,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $19,500 per year in a 403(b) plan ($25,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $16,500 ($22,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2010; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Note that for 2010, the minimum distribution requirement under the IRC is not suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans. The minimum distribution requirement was suspended with respect to such plans in 2009 under The Worker, Retiree, and Employer Recovery Act of 2008. Consult your tax advisor for more information.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In

TIAA Access ■ Prospectus	45

general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. Nonresident aliens who pay U.S. taxes are subject to different withholding rules.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401 or 403 retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

ADDITIONAL INFORMATION

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “THE SEPARATE ACCOUNT.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we

46	Prospectus ■ TIAA Access

will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA-CREF, P.O. Box 1259, Charlotte, NC 28201, telephone 800 842-2252.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we’ll make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (ATS) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

TIAA Access ■ Prospectus	47

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 800 842-2252 and we will send it to you.

Assigning your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you’re in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. Registered representatives of Services are compensated through a salary plus an incentive program that emphasizes client service excellence as well as financial results. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $182,007 in fees to Services for fiscal year 2009 for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you make a transfer to or cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions following the end of each calendar quarter.

48	Prospectus ■ TIAA Access

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

TIAA Access ■ Prospectus	49

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	Variable Annuity Payments

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-3	Additional Information

B-3	Management Related Service Contracts

B-3	Financial Statements

50	Prospectus ■ TIAA Access

[This page intentionally left blank.]

TIAA Access ■ Prospectus	51

APPENDIX A: SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

52	Prospectus ■ TIAA Access

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Lifecycle 2010 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$20.46 to $20.68	$26.90 to $27.04	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.67	$20.46 to $20.68	$26.90 to $27.04
Accumulation Units Outstanding, End of Period	834,738	479,003	221,581

	TIAA-CREF Lifecycle 2015 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$19.56 to $19.77	$26.92 to $27.06	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.60 to $23.98	$19.56 to $19.77	$26.92 to $27.06
Accumulation Units Outstanding, End of Period	965,016	371,431	186,773

	TIAA-CREF Lifecycle 2020 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.61 to $18.81	$26.83 to $26.96	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.78 to $23.15	$18.61 to $18.81	$26.83 to $26.96
Accumulation Units Outstanding, End of Period	910,255	353,430	86,027

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	53

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Lifecycle 2025 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.76 to $17.94	$26.82 to $26.96	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.10 to $22.45	$17.76 to $17.94	$26.82 to $26.96
Accumulation Units Outstanding, End of Period	1,003,532	316,684	102,109

	TIAA-CREF Lifecycle 2030 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.95 to $17.13	$26.85 to $26.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.36 to $21.70	$16.95 to $17.13	$26.85 to $26.98
Accumulation Units Outstanding, End of Period	897,337	327,043	72,850

	TIAA-CREF Lifecycle 2035 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.53 to $16.71	$26.89 to $27.02	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.10 to $21.45	$16.53 to $16.71	$26.89 to $27.02
Accumulation Units Outstanding, End of Period	836,039	285,180	49,517

See notes to separate account condensed financial information.

54	Prospectus ■ TIAA Access

continued

	TIAA-CREF Lifecycle 2040 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.60 to $16.77	$26.95 to $27.08	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.19 to $21.53	$16.60 to $16.77	$26.95 to $27.08
Accumulation Units Outstanding, End of Period	1,236,735	420,584	98,454

		TIAA-CREF Lifecycle 2045 Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$16.07 to $16.13	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$20.51 to $20.70	$16.07 to $16.13
Accumulation Units Outstanding, End of Period		105,802	2,483

		TIAA-CREF Lifecycle 2050 Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$15.93 to $15.99	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$20.30 to $20.48	$15.93 to $15.99
Accumulation Units Outstanding, End of Period		79,674	1,154

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	55

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

		TIAA-CREF Lifecycle Retirement Income Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$20.90 to $20.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$24.13 to $24.35	$20.90 to $20.98
Accumulation Units Outstanding, End of Period		61,844	821

	TIAA-CREF Growth & Income Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.84 to $19.04	$29.20 to $29.34	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.73 to $24.12	$18.84 to $19.04	$29.20 to $29.34
Accumulation Units Outstanding, End of Period	1,890,968	527,232	107,738

	TIAA-CREF International Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.43 to $14.59	$28.84 to $28.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.90 to $19.21	$14.43 to $14.59	$28.84 to $28.98
Accumulation Units Outstanding, End of Period	2,728,912	1,461,156	901,017

See notes to separate account condensed financial information.

56	Prospectus ■ TIAA Access

continued

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.30 to $23.67	$17.39 to $17.58	$29.72 to $29.87
Accumulation Units Outstanding, End of Period	202,307	25,965	8,050

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.57 to $14.72	$24.41 to $24.54	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.92 to $19.23	$14.57 to $14.72	$24.41 to $24.54
Accumulation Units Outstanding, End of Period	1,623,395	572,335	186,179

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.21 to $15.37	$28.51 to $28.65	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.17 to $22.53	$15.21 to $15.37	$28.51 to $28.65
Accumulation Units Outstanding, End of Period	1,346,046	289,932	132,954

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	57

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.14 to $15.31	$25.69 to $25.82	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.65 to $20.98	$15.14 to $15.31	$25.69 to $25.82
Accumulation Units Outstanding, End of Period	3,525,572	1,517,415	328,297

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.26 to $15.43	$22.88 to $22.99	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$19.23 to $19.54	$15.26 to $15.43	$22.88 to $22.99
Accumulation Units Outstanding, End of Period	772,413	413,098	90,801

	TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.60 to $16.68	$27.03 to $27.17	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.67 to $22.83	$16.60 to $16.68	$27.03 to $27.17
Accumulation Units Outstanding, End of Period	696,021	510,599	143,561

See notes to separate account condensed financial information.

58	Prospectus ■ TIAA Access

continued

	TIAA-CREF Large-Cap Value Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.43 to $15.50	$24.47 to $24.60	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.39 to $18.52	$15.43 to $15.50	$24.47 to $24.60
Accumulation Units Outstanding, End of Period	776,798	468,182	71,459

	TIAA-CREF Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.96 to $16.13	$25.62 to $25.75	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.32 to $20.65	$15.96 to $16.13	$25.62 to $25.75
Accumulation Units Outstanding, End of Period	848,411	13,859	4,544

	TIAA-CREF S&P 500 Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.23 to $16.31	$25.78 to $25.91	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.43 to $20.58	$16.23 to $16.31	$25.78 to $25.91
Accumulation Units Outstanding, End of Period	859,587	477,860	102,984

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	59

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.86 to $16.03	$24.06 to $24.18	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$19.97 to $20.29	$15.86 to $16.03	$24.06 to $24.18
Accumulation Units Outstanding, End of Period	1,574,733	20,290	2,591

	TIAA-CREF International Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.72 to $15.79	$27.23 to $27.37	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.27 to $20.42	$15.72 to $15.79	$27.23 to $27.37
Accumulation Units Outstanding, End of Period	2,119,117	948,148	303,681

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.97 to $16.14	$25.21 to $25.33	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.98 to $21.32	$15.97 to $16.14	$25.21 to $25.33
Accumulation Units Outstanding, End of Period	344,709	130,944	30,163

See notes to separate account condensed financial information.

60	Prospectus ■ TIAA Access

continued

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$11.55 to $11.67	$18.95 to $19.05	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$14.29 to $14.52	$11.55 to $11.67	$18.95 to $19.05
Accumulation Units Outstanding, End of Period	289,927	35,961	3,194

	TIAA-CREF Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.98 to $27.26	$26.41 to $26.55	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.51 to $28.97	$26.98 to $27.26	$26.41 to $26.55
Accumulation Units Outstanding, End of Period	146,301	6,066	211

	TIAA-CREF Bond Plus Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$25.23 to $25.49	$26.05 to $26.18	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$27.62 to $28.07	$25.23 to $25.49	$26.05 to $26.18
Accumulation Units Outstanding, End of Period	152,630	8,205	776

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	61

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Short-Term Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.73 to $26.86	$26.12 to $26.25	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.13 to $28.34	$26.73 to $26.86	$26.12 to $26.25
Accumulation Units Outstanding, End of Period	153,999	78,785	46,674

	TIAA-CREF High-Yield Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$20.47 to $20.57	$25.48 to $25.60	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.91 to $29.12	$20.47 to $20.57	$25.48 to $25.60
Accumulation Units Outstanding, End of Period	29,890	4,179	312

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.93 to $27.21	$27.58 to $27.72	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$29.27 to $29.75	$26.93 to $27.21	$27.58 to $27.72
Accumulation Units Outstanding, End of Period	45,747	8,923	167

See notes to separate account condensed financial information.

62	Prospectus ■ TIAA Access

continued

	TIAA-CREF Money Market Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.55 to $26.83	$26.02 to $26.15		$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$26.48 to $26.90	$26.55 to $26.83		$26.02 to $26.15
Accumulation Units Outstanding, End of Period	65,693	48,466		168

	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.99 to $17.07	$25.47 to $25.52	@	$26.29 to $26.33	**
Accumulation Unit Value, End of Period Lowest to Highest	$20.19 to $20.34	$16.99 to $17.07		$25.47 to $25.52	@
Accumulation Units Outstanding, End of Period	179,086	45,591		114

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.47 to $17.56	$29.44 to $29.51	#	$27.31 to $27.34	**
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.45	$17.47 to $17.56		$29.44 to $29.51	#
Accumulation Units Outstanding, End of Period	1,348,741	670,715		110

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	63

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

concluded

TIAA ACCESS

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$23.02 to $23.13	$25.51 to $25.64	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.88 to $29.09	$23.02 to $23.13	$25.51 to $25.64
Accumulation Units Outstanding, End of Period	393,180	168,312	52,626

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.67 to $15.74	$26.55 to $26.68	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.92 to $24.10	$15.67 to $15.74	$26.55 to $26.68
Accumulation Units Outstanding, End of Period	515,974	150,057	68,088

*	Commencement of operations
**	The Accumulation Unit Value changed from $25.00.
@	The Accumulation Unit Value changed from $25.40 to $25.52.
#	The Accumulation Unit Value changed from $29.36 to $29.51.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 2

MAY 1, 2010

TIAA ACCESS

Individual and Group Variable Annuity Contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA SEPARATE ACCOUNT VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2010. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 800 842-2252. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■ TIAA-CREF Lifecycle Funds	■ TIAA-CREF Mid-Cap Growth Fund
• 2010 Fund	■ TIAA-CREF Mid-Cap Value Fund
• 2015 Fund	■ TIAA-CREF Small-Cap Equity Fund
• 2020 Fund	■ TIAA-CREF Large-Cap Growth Index Fund
• 2025 Fund	■ TIAA-CREF Large-Cap Value Index Fund
• 2030 Fund	■ TIAA-CREF Equity Index Fund
• 2035 Fund	■ TIAA-CREF S&P 500 Index Fund
• 2040 Fund	■ TIAA-CREF Small-Cap Blend Index Fund
• 2045 Fund	■ TIAA-CREF International Equity Index Fund
• 2050 Fund	■ TIAA-CREF Social Choice Equity Fund
• Retirement Income Fund	■ TIAA-CREF Real Estate Securities Fund
■ TIAA-CREF Growth & Income Fund	■ TIAA-CREF Bond Fund
■ TIAA-CREF International Equity Fund	■ TIAA-CREF Bond Plus Fund
■ TIAA-CREF Large-Cap Growth Fund	■ TIAA-CREF Short-Term Bond Fund
■ TIAA-CREF Large-Cap Value Fund	■ TIAA-CREF High-Yield Fund
■ TIAA-CREF Inflation-Linked Bond Fund
■ TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

■  American Funds Washington Mutual Investors Fund (Class R-5)

■  American Funds EuroPacific Growth Fund (Class R-5)

■  Western Asset Core Plus Bond Portfolio (Institutional Class)

■  T. Rowe Price® Institutional Large-Cap Growth Fund

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you won’t pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) section 401(a)/403(a) (including 401(k) plans), 403(b), 414(d), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

SPECIAL TERMS

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. Each investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

4	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 800 842-2252.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 800 842-2252.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day plus the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of TIAA are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

TIAA Access ■ Prospectus	5

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THIS PRODUCT?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Lifecycle Funds (2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and Retirement Income Fund)

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Value Fund

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Social Choice Equity Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Plus Fund

6	Prospectus ■ TIAA Access

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

•	American Funds Washington Mutual Investors Fund (Class R-5)[1]

•	American Funds EuroPacific Growth Fund (Class R-5)[1]

•	Western Asset Core Plus Bond Portfolio (Institutional Class)

•	T. Rowe Price® Institutional Large-Cap Growth Fund

TIAA reserves the right to change the investment accounts available in the future.

[1]	The American Funds investment accounts are generally only offered through these contracts to plans with a minimum of $100 million in plan assets.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect redemption fees on behalf of any of the underlying funds that may impose them.

TIAA Access ■ Prospectus	7

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.25%
Total separate account annual charges	2.00%	0.32%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.36%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.11%	1.64%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is January 31, 2011 to April 30, 2011)‡	0.09%	0.59%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2009; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2010; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2010; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2010; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2009. More information concerning each fund’s fees and expenses is contained in the prospectus for each fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

8	Prospectus ■ TIAA Access

The following table lists the annual expenses for each fund’s most recently ended fiscal year† , as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§2	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
The Institutional Class of the TIAA-CREF Lifecycle Funds
•2010 Fund[1]	0.10%	—	0.11%	0.40%	0.61%	0.21%	0.40%
•2015 Fund[1]	0.10%	—	0.11%	0.42%	0.63%	0.21%	0.42%
•2020 Fund[1]	0.10%	—	0.11%	0.42%	0.63%	0.21%	0.42%
•2025 Fund[1]	0.10%	—	0.12%	0.44%	0.66%	0.22%	0.44%
•2030 Fund[1]	0.10%	—	0.12%	0.46%	0.68%	0.22%	0.46%
•2035 Fund[1]	0.10%	—	0.11%	0.47%	0.68%	0.21%	0.47%
•2040 Fund[1]	0.10%	—	0.10%	0.47%	0.67%	0.20%	0.47%
•2045 Fund[1]	0.10%	—	0.60%	0.47%	1.17%	0.70%	0.47%
•2050 Fund[1]	0.10%	—	1.08%	0.46%	1.64%	1.18%	0.46%
•Retirement Income Fund[1]	0.10%	—	0.63%	0.40%	1.13%	0.73%	0.40%
TIAA-CREF Growth & Income Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF International Equity Fund[3,4]	0.49%	—	0.09%	0.01%	0.59%	—	0.59%
TIAA-CREF Large-Cap Growth Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF Large-Cap Value Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF Mid-Cap Growth Fund[4]	0.48%	—	0.05%	0.01%	0.54%	—	0.54%
TIAA-CREF Mid-Cap Value Fund[4]	0.46%	—	0.08%	0.02%	0.56%	—	0.56%
TIAA-CREF Small-Cap Equity Fund[3,4]	0.48%	—	0.09%	—	0.57%	0.02%	0.55%
TIAA-CREF Large-Cap Growth Index Fund[4]	0.04%	—	0.10%	—	0.14%	0.05%	0.09%
TIAA-CREF Large-Cap Value Index Fund[4]	0.04%	—	0.09%	—	0.13%	0.04%	0.09%
TIAA-CREF Equity Index Fund[4]	0.04%	—	0.08%	—	0.12%	0.03%	0.09%
TIAA-CREF S&P 500 Index Fund[4]	0.04%	—	0.07%	—	0.11%	0.02%	0.09%
TIAA-CREF Small-Cap Blend Index Fund[3,4]	0.04%	—	0.13%	—	0.17%	0.08%	0.09%
TIAA-CREF International Equity Index Fund[3,4]	0.04%	—	0.12%	0.01%	0.17%	0.01%	0.16%
TIAA-CREF Social Choice Equity Fund[4]	0.15%	—	0.09%	—	0.24%	0.02%	0.22%
TIAA-CREF Real Estate Securities Fund[4]	0.50%	—	0.10%	0.02%	0.62%	0.03%	0.59%
TIAA-CREF Bond Fund[4]	0.30%	—	0.06%	—	0.36%	0.01%	0.35%
TIAA-CREF Bond Plus Fund[4]	0.30%	—	0.10%	—	0.40%	0.05%	0.35%
TIAA-CREF Short-Term Bond Fund[4]	0.25%	—	0.13%	—	0.38%	0.08%	0.30%

TIAA Access ■ Prospectus	9

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§2	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF High-Yield Fund[3,4]	0.35%	—	0.10%	—	0.45%	0.05%	0.40%
TIAA-CREF Inflation-Linked Bond Fund[4]	0.30%	—	0.09%	—	0.39%	0.04%	0.35%
TIAA-CREF Money Market Fund[4]	0.10%	—	0.12%	—	0.22%	0.07%	0.15%
American Funds Washington Mutual Investors Fund (Class R-5)	0.28%	—	0.11%	—	0.39%	—	0.39%
American Funds EuroPacific Growth Fund (Class R-5)	0.43%	—	0.11%	—	0.54%	—	0.54%
Western Asset Core Plus Bond Portfolio (Institutional Class)[5]	0.40%	—	0.06%	—	0.46%	—	0.46%
T. Rowe Price® Institutional Large-Cap Growth Fund[6]	0.55%	—	0.02%	—	0.57%	—	0.57%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2009; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2010; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2010; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2010; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2009. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, TIAA-CREF International Equity Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF International Equity Index Fund, and TIAA-CREF Real Estate Securities Fund invest a small portion of their respective assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Teachers Advisors, Inc., the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through January 31, 2011. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least January 31, 2011 unless changed with approval of the Board of Trustees.

[2]

“Acquired Fund Fees and Expenses” are the TIAA-CREF Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ Prospectus and the funds’ 2009 annual report. With respect to the TIAA-CREF Lifecycle Funds, “Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of the underlying funds in which they invest. These expenses are not paid directly by the fund shareholders. Instead, fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Lifecycle Funds invest.

[3]

A fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances.

10	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

[4]

Under the funds’ expense reimbursement arrangements, the funds’ investment adviser, Teachers Advisors, Inc. has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: 0.09% for Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, Small-Cap Blend Index Fund and S&P 500 Index Fund; 0.15% for International Equity Index Fund and Money Market Fund; 0.22% for Social Choice Equity Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.55% for Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.57% for Real Estate Securities Fund and 0.60% for International Equity Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with the approval of the Board of Trustees.

[5]

With respect to the Institutional Class, the Portfolio may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. If the fees are paid with respect to additional assets invested in the Institutional Class, the expenses of the share class may increase.

[6]

T. Rowe Price® Associates, Inc. has contractually obligated itself to waive any fees and bear any expenses through April 30, 2011 that would cause the ratio of expenses to average net assets to exceed 0.58%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price® by the fund whenever the fund’s expense ratio is below 0.58%. However, no reimbursement will be made after April 30, 2013, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.58%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price® may be reimbursed.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$201	$621	$1,066	$2,302
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$44	$138	$241	$543

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

TIAA Access ■ Prospectus	11

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

HOW DO I PURCHASE A CONTRACT?

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

CAN I CANCEL MY CONTRACT?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We’ll cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

CAN I TRANSFER AMONG THE INVESTMENT ACCOUNTS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Yes, you may transfer among investment accounts. All transfers must generally be for at least $1,000 (except for systematic transfers which must be

12	Prospectus ■ TIAA Access

at least $100) or your entire investment account value for that particular investment account, if less. All cash withdrawals must generally be for at least $1,000 (except for systematic withdrawals which must be at least $100) or your entire investment account value for that particular investment account if less. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2252.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third

TIAA Access ■ Prospectus	13

Avenue, New York, New York 10017-3206. TIAA’s general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Fitch, Aaa from Moody’s Investors Service and AAA from Standard and Poor’s.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF, serving approximately 3.6 million people and approximately 15,000 institutions as of December 31, 2009, form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the U.S., based on assets under management. As of December 31, 2009, TIAA’s total statutory admitted assets were approximately $201.7 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization (including TIAA-sponsored mutual funds) totaled approximately $414.6 billion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Insurance Department (“NYSID”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

14	Prospectus ■ TIAA Access

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently consists of 35 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

CHANGES TO THE CONTRACT

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

VOTING RIGHTS

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a

TIAA Access ■ Prospectus	15

vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value of the underlying fund.

YOUR INVESTMENT OPTIONS

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for long-term investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 800 842-2252 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

16	Prospectus ■ TIAA Access

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	2010 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2015 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2020 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2025 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2030 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2035 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2040 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ■ Prospectus	17

•	2045 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2050 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	Retirement Income Fund

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

TIAA-CREF Growth & Income Fund

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF International Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Mid-Cap Growth Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Small-Cap Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Large-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 1000® Growth Index.

18	Prospectus ■ TIAA Access

TIAA-CREF Large-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 1000® Value Index.

TIAA-CREF Equity Index Fund

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The fund primarily invests its assets in securities selected to track the Russell 3000® Index.

TIAA-CREF S&P 500 Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The fund primarily invests its assets in securities selected to track the S&P 500® Index.

TIAA-CREF Small-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 2000® Index.

TIAA-CREF International Equity Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments. The fund primarily invests its assets in securities selected to track the MSCI EAFE® Index.

TIAA-CREF Social Choice Equity Fund

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF Bond Fund

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA Access ■ Prospectus	19

TIAA-CREF Bond Plus Fund

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TIAA-CREF Short-Term Bond Fund

The fund seeks high current income consistent with preservation of capital.

TIAA-CREF High-Yield Fund

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF Money Market Fund1

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

The following non-TIAA-CREF Funds:

American Funds Washington Mutual Investors Fund (Class R-5)2

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds EuroPacific Growth Fund (Class R-5)2

The fund seeks to provide you with long-term growth of capital. The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin.

Western Asset Core Plus Bond Portfolio (Institutional Class)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration specified for the Portfolio. The fund’s current target duration is generally 2.5 to 7 years.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

[2]	The American Funds investment accounts are generally only offered to plans with a minimum of $100 million in plan assets.

20	Prospectus ■ TIAA Access

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account, see “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

THE INVESTMENT ADVISORS

Teachers Advisors, Inc. (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds, under the supervision of the Board of Trustees of the funds. Advisors is a subsidiary of TIAA. Capital Research and Management Company (“Capital”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class). T. Rowe Price® Associates, Inc. (“T. Rowe”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

THE BROKER-DEALER

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a

TIAA Access ■ Prospectus	21

percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.10% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

THE ANNUITY CONTRACTS

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you won’t be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (TDA) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you won’t be able to take tax deductions for these contributions.

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Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion College Retirement Equities Fund contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the

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CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2252.

STARTING OUT

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

We generally do not restrict the amount or frequency of premiums to your contract, although we reserve the right to impose restrictions or to limit the total premiums paid on this and any other TIAA annuity contract on your life

24	Prospectus ■ TIAA Access

in any 12-month period to $300,000. Your employer’s plan may also limit your premium amounts. In addition, the IRC limits the total annual premiums to plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. For locations where a third-party service administers the receipt of mail, we will not be deemed to have received any premiums sent to the addresses designated for remitting premiums until the third-party service that administers the receipt of mail through those addresses has processed the payment on our behalf. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, if the account or mutual fund is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 800 842-2252. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, please see the applicable contracts by calling 800 842-2252.

To change your allocation choices for future premiums:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

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IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security Number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

ACCUMULATION UNITS

DETERMINING THE VALUE OF YOUR CONTRACT—INVESTMENT ACCOUNTS

The premiums you allocate, or transfers you make to, the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you’ve chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income

26	Prospectus ■ TIAA Access

and capital gains distributed to the investment account. The net investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

TO CHANGE YOUR INVESTMENT ALLOCATIONS

To make a change to your future investment allocation percentages, write to us at TIAA’s home office at 730 Third Avenue, New York, New York 10017 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms to effect these transactions. If you have any questions call us at 800 842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

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HOW TO TRANSFER AND WITHDRAW YOUR MONEY

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers and cash withdrawals from a contract must generally be at least $1,000 (except for systematic transfers or withdrawals, which must be at least $100) or your entire accumulation, if less. We currently do not assess a fee for transfers or cash withdrawals.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

SYSTEMATIC TRANSFERS AND WITHDRAWALS

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that at least $100 is automatically withdrawn or transferred at a time.

HOW TO MAKE TRANSFERS AND WITHDRAW CASH

To request a transfer or to withdraw cash:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

TRANSFERS TO AND FROM OTHER TIAA-CREF ACCOUNTS AND FUNDS

Subject to your employer’s plan, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your

28	Prospectus ■ TIAA Access

employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

You can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, offered under the terms of your plan to the investment accounts, if your employer’s plan offers the investment account. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

TRANSFERS TO OTHER COMPANIES

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. If your employer participates in our special transfer services program, we can make automatic monthly transfers from your RA or GRA Contract to another company, and the $1,000 minimum will not apply to these transfers. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

TRANSFERS FROM OTHER COMPANIES/PLANS

Subject to your employer’s plan, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Classic IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

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WITHDRAWING CASH

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law permits it (see below). Cash withdrawals may be limited by the terms of your employer’s plan and federal tax law. Normally, you can’t withdraw money from your contract if you’ve already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

SYSTEMATIC WITHDRAWALS TO PAY FINANCIAL ADVISOR FEES

You may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

WITHDRAWALS TO PAY PLAN CHARGES

There may be additional charges imposed under the terms of your employer’s plan, including an administrative or recordkeeping charge per participant. Your employer may instruct us to make withdrawals from the contract to pay such charges. For more information about any of the charges imposed by your plan, please contact your employer.

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MARKET TIMING/EXCESSIVE TRADING POLICY

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, and the American Funds EuroPacific Growth Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund), will not be able to make electronic transfers (i.e. over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include transfers made pursuant to any dollar cost averaging and automatic rebalancing programs.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above,

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no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading polices and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

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TIMING OF PAYMENTS TO YOU

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company). If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay.

RECEIVING ANNUITY INCOME

THE ANNUITY PERIOD IN GENERAL

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2252.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Note that for 2010, the minimum distribution requirement under the IRC is not suspended for IRC section 401(a), 403(a),

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403(b) and governmental 457(b) plans. The minimum distribution requirement was suspended with respect to such plans in 2009 under The Worker, Retiree, and Employer Recovery Act of 2008. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you’ve started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. (TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100.) We’ll send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (April 1 through March 31). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

ANNUITY STARTING DATE

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we’ll let you know and will defer your annuity starting date until we receive the missing items and/or information. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30 days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the

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accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

INCOME OPTIONS

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you’ll choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (MDO) Annuity: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO annuity. It is possible that income under the MDO annuity will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO annuity to any other income option for which you’re eligible. Using

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an MDO won’t affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This payout annuity is not available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

If you haven’t picked an income option when the annuity starting date arrives for your contract, TIAA usually will assume you want the one-life annuity with 10-year guaranteed period if you’re unmarried, subject to the terms of your plan, paid from TIAA’s Traditional Annuity. If you’re married, we will assume for you a survivor annuity with half-benefit to annuity partner with a 10-year guaranteed period, with your spouse as your annuity partner, paid from TIAA’s Traditional Annuity.

TRANSFERS DURING THE ANNUITY PERIOD

After you begin receiving annuity income, you can transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account, (ii) a CREF account, (iii) the TIAA Real Estate Account, or (iv) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We’ll process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the

36	Prospectus ■ TIAA Access

March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the following March 31.

ANNUITY PAYMENTS

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year—the payment valuation day. Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following each March 31 revaluation will be reflected in the following year’s value.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the

TIAA Access ■ Prospectus	37

then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each business day and for the last calendar day of each month. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

DEATH BENEFITS

PAYMENT OF THE DEATH BENEFIT

If you die before your annuity starting date, the death benefit will be payable to your beneficiary. The death benefit is equal to the accumulation under the contract on the valuation date when we receive all necessary information in

38	Prospectus ■ TIAA Access

good order from the beneficiary. We must receive the following in a form acceptable to us before any death benefit will be paid:

A)	proof of your death;

B)	the choice of a method of payment; and

C)	proof of the beneficiary’s age if the method of payment chosen is the one-life annuity or the minimum distribution annuity.

Payment under the single sum payment method will be made as of the date we receive these items in good order; payment under any other method of payment will start no later than the first day of the month after we have received these items.

Upon receipt of proof of your death, we will divide your accumulation into as many portions as there are validly designated beneficiaries for your contract. If different rate schedules apply to different parts of your TIAA Traditional Annuity accumulation, the resulting portions will be allocated among the parts on a pro-rata basis in accordance with the procedures established by us. Each validly designated beneficiary will then have the right to make elections available under your contract in connection with his or her accumulation.

NAMING YOUR BENEFICIARY

Beneficiaries are persons you name to receive the death benefit if you die before your annuity starting date. At any time before your annuity starting date, you may name, change, add or delete your beneficiaries by written notice to us. If your accumulation is subject to spousal rights, then your right to name a beneficiary for the death benefit is subject to the rights of your spouse, if any.

You can name two “classes” of beneficiaries, primary and contingent, which set the order of payment. At your death, your beneficiaries are the surviving primary beneficiary or beneficiaries you named. If no primary beneficiary survives you, your beneficiaries are the surviving contingent beneficiary or beneficiaries you named.

The share of any named beneficiary in a class who does not survive will be allocated in equal shares to the beneficiaries in such class who do survive, even if you’ve provided for these beneficiaries to receive unequal shares.

The death benefit will be paid to your estate in one sum if you name your estate as beneficiary; or none of the beneficiaries you have named is alive at the time of your death; or at your death you had never named a beneficiary. If distributions to a named beneficiary are barred by operation of law, the death benefit will be paid to your estate.

If at your death any distribution of the death benefit would be in conflict with any rights of your spouse under laws that were not previously waived, or with the terms of your employer plan, we will pay the death benefit in accordance with your spouse’s rights.

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METHODS OF PAYMENT

Subject to plan restrictions, methods of payment are the ways in which your beneficiary may receive the death benefit. The single sum payment methods are available from the TIAA Traditional Annuity and investment account accumulations. The other methods are available from the TIAA Traditional Annuity only. Your beneficiary can, however, transfer some or all of any of your investment account accumulation to the TIAA Traditional Annuity in order to receive that portion of the death benefit under a method of payment available from the TIAA Traditional Annuity. Your beneficiary can also transfer some or all of your accumulation to CREF in order to receive that portion of the death benefit under a method of payment offered by CREF. Such transfer can be for all of your accumulation, or for any part thereof but generally, not less than $1,000.

You may choose the method of payment and change your choice at any time before payments begin. After your death, your beneficiary may change the method chosen by you, if you so provide. If you do not choose a method of payment, your beneficiary will make the choice when he or she becomes entitled to payments. The right to elect a method or change such election may be limited by us.

A beneficiary may not begin to receive the death benefit under the one-life annuity method after he or she attains age 90. If you die before your annuity starting date and have chosen the one-life annuity method for a beneficiary who has attained age 90, he or she must choose another method. Any choice of method or change of such choice must be made by written notice to us.

Generally, the distribution of the death benefit under any method of payment must be made over the lifetime of your beneficiary or over a period not to exceed your beneficiary’s life expectancy, in accordance with applicable tax law. The distribution of the death benefit under a method of payment must be made in such a form and begin at such date as meets the requirements of the IRC and the regulations thereunder. If such method of payment has not been chosen to begin by that date, payments will be made to your beneficiary under the form of distribution, if any, specified by the terms of your employer plan, if such form of distribution is available under your contract. Otherwise, we will elect a method of payment in accordance with the requirements of the IRC and any regulations thereunder.

The following are the methods of payment:

Single sum payment. The death benefit will be paid to your beneficiary in one sum.

One-life annuity. A payment will be made to your beneficiary each month for life. A guaranteed period of 10, 15 or 20 years may be included. If a guaranteed period isn’t included, all payments will cease at the death of your beneficiary. If a guaranteed period is included and your beneficiary dies before

40	Prospectus ■ TIAA Access

the end of that period, monthly payments will continue until the end of that period and then cease.

Fixed-period annuity. A payment will be made to your beneficiary each month for a fixed period of not less than two nor more than 30 years, as chosen. At the end of the period chosen, the entire death benefit will have been paid out. If your beneficiary dies before the end of the period chosen, the monthly payments will continue until the end of that period and then cease.

Minimum distribution annuity. This method enables your beneficiary to limit his or her distribution to the minimum distribution requirements of federal tax law. Payments are made from your accumulation in each year that a distribution is required, until your accumulation is entirely paid out or until your beneficiary dies. This method may not provide income for your beneficiary that lasts for his or her entire lifetime. If your beneficiary dies before the entire accumulation has been paid out, the remaining accumulation will be paid in one sum to the payee named to receive it. The value of the death benefit placed under this method must be at least $10,000.

The amount of death benefit payments will be determined as of the date payments are to begin by:

A)	the amount of your accumulation;

B)	the rate schedule or schedules under which any premiums, additional amounts and internal transfers were applied to your accumulation;

C)	the method of payment chosen for the death benefit; and

D)	the age of your beneficiary, if the method chosen is the one-life annuity or the minimum distribution annuity.

If any method chosen would result in payments of less than $100 a month, we will have the right to require a change in choice that will result in payments of at least $100 a month.

PAYMENTS AFTER THE DEATH OF A BENEFICIARY

Any periodic payments or other amounts remaining due after the death of your beneficiary during a guaranteed or fixed period will be paid to the payee named by you or your beneficiary to receive them, by written notice to us. The commuted value of these payments may be paid in one sum unless we are directed otherwise.

If no payee has been named to receive these payments, or if no one so named is living at the death of your beneficiary, the commuted value will be paid in one sum to your beneficiary’s estate.

If a payee receiving these payments dies before the end of the guaranteed or fixed period, the commuted value of any payments still due that person will be paid to any other payee named to receive it. If no one has been so named, the commuted value will be paid to the estate of the last payee who was receiving these payments.

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If your beneficiary dies while any part of the death benefit is held by us under the minimum distribution annuity, that amount will be paid in one sum to the payee you or your beneficiary have named to receive it. If no such person survives your beneficiary, the death benefit will be paid in one sum to your beneficiary’s estate.

SPOUSE’S RIGHTS TO BENEFITS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under a such plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

WAIVER OF SPOUSE’S RIGHTS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a lump-sum benefit.

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In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

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If the mortality and expense risk charge allowed under the contract isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC, the principal distributor of the contract.

OTHER CHARGES AND EXPENSES

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

TAXES

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under Section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a) or 403(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Death benefits are usually also subject to federal estate and state estate or inheritance taxation. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and

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Roth after-tax contributions to 403(b) and 401(k) plans are limited to $16,500 per year ($22,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $19,500 per year in a 403(b) plan ($25,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $16,500 ($22,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2010; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Note that for 2010, the minimum distribution requirement under the IRC is not suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans. The minimum distribution requirement was suspended with respect to such plans in 2009 under The Worker, Retiree, and Employer Recovery Act of 2008. Consult your tax advisor for more information.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In

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general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. Nonresident aliens who pay U.S. taxes are subject to different withholding rules.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401 or 403 retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

ADDITIONAL INFORMATION

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “THE SEPARATE ACCOUNT.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we

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will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA-CREF, P.O. Box 1259, Charlotte, NC 28201, telephone 800 842-2252.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we’ll make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (ATS) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

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Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 800 842-2252 and we will send it to you.

Assigning your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you’re in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. Registered representatives of Services are compensated through a salary plus an incentive program that emphasizes client service excellence as well as financial results. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $182,007 in fees to Services for fiscal year 2009 for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you make a transfer to or cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions following the end of each calendar quarter.

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If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	Variable Annuity Payments

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-3	Additional Information

B-3	Management Related Service Contracts

B-3	Financial Statements

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APPENDIX A: SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Lifecycle 2010 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$20.46 to $20.68	$26.90 to $27.04	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.67	$20.46 to $20.68	$26.90 to $27.04
Accumulation Units Outstanding, End of Period	834,738	479,003	221,581

	TIAA-CREF Lifecycle 2015 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$19.56 to $19.77	$26.92 to $27.06	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.60 to $23.98	$19.56 to $19.77	$26.92 to $27.06
Accumulation Units Outstanding, End of Period	965,016	371,431	186,773

	TIAA-CREF Lifecycle 2020 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.61 to $18.81	$26.83 to $26.96	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.78 to $23.15	$18.61 to $18.81	$26.83 to $26.96
Accumulation Units Outstanding, End of Period	910,255	353,430	86,027

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	53

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Lifecycle 2025 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.76 to $17.94	$26.82 to $26.96	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.10 to $22.45	$17.76 to $17.94	$26.82 to $26.96
Accumulation Units Outstanding, End of Period	1,003,532	316,684	102,109

	TIAA-CREF Lifecycle 2030 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.95 to $17.13	$26.85 to $26.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.36 to $21.70	$16.95 to $17.13	$26.85 to $26.98
Accumulation Units Outstanding, End of Period	897,337	327,043	72,850

	TIAA-CREF Lifecycle 2035 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.53 to $16.71	$26.89 to $27.02	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.10 to $21.45	$16.53 to $16.71	$26.89 to $27.02
Accumulation Units Outstanding, End of Period	836,039	285,180	49,517

See notes to separate account condensed financial information.

54	Prospectus ■ TIAA Access

continued

	TIAA-CREF Lifecycle 2040 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.60 to $16.77	$26.95 to $27.08	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.19 to $21.53	$16.60 to $16.77	$26.95 to $27.08
Accumulation Units Outstanding, End of Period	1,236,735	420,584	98,454

		TIAA-CREF Lifecycle 2045 Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$16.07 to $16.13	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$20.51 to $20.70	$16.07 to $16.13
Accumulation Units Outstanding, End of Period		105,802	2,483

		TIAA-CREF Lifecycle 2050 Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$15.93 to $15.99	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$20.30 to $20.48	$15.93 to $15.99
Accumulation Units Outstanding, End of Period		79,674	1,154

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	55

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

		TIAA-CREF Lifecycle Retirement Income Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$20.90 to $20.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$24.13 to $24.35	$20.90 to $20.98
Accumulation Units Outstanding, End of Period		61,844	821

	TIAA-CREF Growth & Income Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.84 to $19.04	$29.20 to $29.34	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.73 to $24.12	$18.84 to $19.04	$29.20 to $29.34
Accumulation Units Outstanding, End of Period	1,890,968	527,232	107,738

	TIAA-CREF International Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.43 to $14.59	$28.84 to $28.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.90 to $19.21	$14.43 to $14.59	$28.84 to $28.98
Accumulation Units Outstanding, End of Period	2,728,912	1,461,156	901,017
See notes to separate account condensed financial information.

56	Prospectus ■ TIAA Access

continued

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.30 to $23.67	$17.39 to $17.58	$29.72 to $29.87
Accumulation Units Outstanding, End of Period	202,307	25,965	8,050

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.57 to $14.72	$24.41 to $24.54	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.92 to $19.23	$14.57 to $14.72	$24.41 to $24.54
Accumulation Units Outstanding, End of Period	1,623,395	572,335	186,179

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.21 to $15.37	$28.51 to $28.65	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.17 to $22.53	$15.21 to $15.37	$28.51 to $28.65
Accumulation Units Outstanding, End of Period	1,346,046	289,932	132,954

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	57

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.14 to $15.31	$25.69 to $25.82	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.65 to $20.98	$15.14 to $15.31	$25.69 to $25.82
Accumulation Units Outstanding, End of Period	3,525,572	1,517,415	328,297

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.26 to $15.43	$22.88 to $22.99	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$19.23 to $19.54	$15.26 to $15.43	$22.88 to $22.99
Accumulation Units Outstanding, End of Period	772,413	413,098	90,801

	TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.60 to $16.68	$27.03 to $27.17	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.67 to $22.83	$16.60 to $16.68	$27.03 to $27.17
Accumulation Units Outstanding, End of Period	696,021	510,599	143,561

See notes to separate account condensed financial information.

58	Prospectus ■ TIAA Access

continued

	TIAA-CREF Large-Cap Value Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.43 to $15.50	$24.47 to $24.60	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.39 to $18.52	$15.43 to $15.50	$24.47 to $24.60
Accumulation Units Outstanding, End of Period	776,798	468,182	71,459

	TIAA-CREF Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.96 to $16.13	$25.62 to $25.75	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.32 to $20.65	$15.96 to $16.13	$25.62 to $25.75
Accumulation Units Outstanding, End of Period	848,411	13,859	4,544

	TIAA-CREF S&P 500 Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.23 to $16.31	$25.78 to $25.91	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.43 to $20.58	$16.23 to $16.31	$25.78 to $25.91
Accumulation Units Outstanding, End of Period	859,587	477,860	102,984

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	59

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.86 to $16.03	$24.06 to $24.18	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$19.97 to $20.29	$15.86 to $16.03	$24.06 to $24.18
Accumulation Units Outstanding, End of Period	1,574,733	20,290	2,591

	TIAA-CREF International Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.72 to $15.79	$27.23 to $27.37	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.27 to $20.42	$15.72 to $15.79	$27.23 to $27.37
Accumulation Units Outstanding, End of Period	2,119,117	948,148	303,681

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.97 to $16.14	$25.21 to $25.33	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.98 to $21.32	$15.97 to $16.14	$25.21 to $25.33
Accumulation Units Outstanding, End of Period	344,709	130,944	30,163

See notes to separate account condensed financial information.

60	Prospectus ■ TIAA Access

continued

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$11.55 to $11.67	$18.95 to $19.05	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$14.29 to $14.52	$11.55 to $11.67	$18.95 to $19.05
Accumulation Units Outstanding, End of Period	289,927	35,961	3,194

	TIAA-CREF Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.98 to $27.26	$26.41 to $26.55	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.51 to $28.97	$26.98 to $27.26	$26.41 to $26.55
Accumulation Units Outstanding, End of Period	146,301	6,066	211

	TIAA-CREF Bond Plus Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$25.23 to $25.49	$26.05 to $26.18	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$27.62 to $28.07	$25.23 to $25.49	$26.05 to $26.18
Accumulation Units Outstanding, End of Period	152,630	8,205	776

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	61

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Short-Term Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.73 to $26.86	$26.12 to $26.25	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.13 to $28.34	$26.73 to $26.86	$26.12 to $26.25
Accumulation Units Outstanding, End of Period	153,999	78,785	46,674

	TIAA-CREF High-Yield Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$20.47 to $20.57	$25.48 to $25.60	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.91 to $29.12	$20.47 to $20.57	$25.48 to $25.60
Accumulation Units Outstanding, End of Period	29,890	4,179	312

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.93 to $27.21	$27.58 to $27.72	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$29.27 to $29.75	$26.93 to $27.21	$27.58 to $27.72
Accumulation Units Outstanding, End of Period	45,747	8,923	167

See notes to separate account condensed financial information.

62	Prospectus ■ TIAA Access

continued

	TIAA-CREF Money Market Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.55 to $26.83	$26.02 to $26.15		$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$26.48 to $26.90	$26.55 to $26.83		$26.02 to $26.15
Accumulation Units Outstanding, End of Period	65,693	48,466		168

	American Funds Washington Mutual Investors Fund (Class R-5) Sub- Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.99 to $17.07	$25.47 to $25.52	@	$26.29 to $26.33	**
Accumulation Unit Value, End of Period Lowest to Highest	$20.19 to $20.34	$16.99 to $17.07		$25.47 to $25.52	@
Accumulation Units Outstanding, End of Period	179,086	45,591		114

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.47 to $17.56	$29.44 to $29.51	#	$27.31 to $27.34	**
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.45	$17.47 to $17.56		$29.44 to $29.51	#
Accumulation Units Outstanding, End of Period	1,348,741	670,715		110

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	63

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

concluded

TIAA ACCESS

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$23.02 to $23.13	$25.51 to $25.64	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.88 to $29.09	$23.02 to $23.13	$25.51 to $25.64
Accumulation Units Outstanding, End of Period	393,180	168,312	52,626

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.67 to $15.74	$26.55 to $26.68	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.92 to $24.10	$15.67 to $15.74	$26.55 to $26.68
Accumulation Units Outstanding, End of Period	515,974	150,057	68,088

*	Commencement of operations
**	The Accumulation Unit Value changed from $25.00.
@	The Accumulation Unit Value changed from $25.40 to $25.52.
#	The Accumulation Unit Value changed from $29.36 to $29.51.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 3

MAY 1, 2010

TIAA ACCESS

Individual and Group Variable Annuity Contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA SEPARATE ACCOUNT VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2010. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 800 842-2252. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■ TIAA-CREF Lifecycle Funds	■ TIAA-CREF Mid-Cap Growth Fund
• 2010 Fund	■ TIAA-CREF Mid-Cap Value Fund
• 2015 Fund	■ TIAA-CREF Small-Cap Equity Fund
• 2020 Fund	■ TIAA-CREF Large-Cap Growth Index Fund
• 2025 Fund	■ TIAA-CREF Large-Cap Value Index Fund
• 2030 Fund	■ TIAA-CREF Equity Index Fund
• 2035 Fund	■ TIAA-CREF S&P 500 Index Fund
• 2040 Fund	■ TIAA-CREF Small-Cap Blend Index Fund
• 2045 Fund	■ TIAA-CREF International Equity Index Fund
• 2050 Fund	■ TIAA-CREF Social Choice Equity Fund
• Retirement Income Fund	■ TIAA-CREF Real Estate Securities Fund
■ TIAA-CREF Growth & Income Fund	■ TIAA-CREF Bond Fund
■ TIAA-CREF International Equity Fund	■ TIAA-CREF Bond Plus Fund
■ TIAA-CREF Large-Cap Growth Fund	■ TIAA-CREF Short-Term Bond Fund
■ TIAA-CREF Large-Cap Value Fund	■ TIAA-CREF High-Yield Fund
■ TIAA-CREF Inflation-Linked Bond Fund
■ TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

■  American Funds Washington Mutual Investors Fund (Class R-5)

■  American Funds EuroPacific Growth Fund (Class R-5)

■  Western Asset Core Plus Bond Portfolio (Institutional Class)

■  T. Rowe Price® Institutional Large-Cap Growth Fund

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you won’t pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	Retirement Choice and Retirement Choice Plus Annuity

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) section 401(a)/403(a) (including 401(k) plans), 403(b), 414(d), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

SPECIAL TERMS

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. Each investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

4	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 800 842-2252.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 800 842-2252.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day plus the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of TIAA are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

TIAA Access ■ Prospectus	5

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THIS PRODUCT?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Lifecycle Funds (2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and Retirement Income Fund)

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Value Fund

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Large-Cap Growth Index Fund

•	TIAA-CREF Large-Cap Value Index Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF S&P 500 Index Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF International Equity Index Fund

•	TIAA-CREF Social Choice Equity Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Plus Fund

6	Prospectus ■ TIAA Access

•	TIAA-CREF Short-Term Bond Fund

•	TIAA-CREF High-Yield Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF Money Market Fund

The following non-TIAA-CREF Funds:

•	American Funds Washington Mutual Investors Fund (Class R-5)[1]

•	American Funds EuroPacific Growth Fund (Class R-5)[1]

•	Western Asset Core Plus Bond Portfolio (Institutional Class)

•	T. Rowe Price® Institutional Large-Cap Growth Fund

TIAA reserves the right to change the investment accounts available in the future.

[1]	The American Funds investment accounts are generally only offered through these contracts to plans with a minimum of $100 million in plan assets.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect redemption fees on behalf of any of the underlying funds that may impose them.

TIAA Access ■ Prospectus	7

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.40%
Total separate account annual charges	2.00%	0.47%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.36%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.11%	1.64%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is January 31, 2011 to April 30, 2011)‡	0.09%	0.59%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2009; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2010; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2010; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2010; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2009. More information concerning each fund’s fees and expenses is contained in the prospectus for each fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

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The following table lists the annual expenses for each fund’s most recently ended fiscal year† , as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§2	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
The Institutional Class of the TIAA-CREF Lifecycle Funds
•2010 Fund[1]	0.10%	—	0.11%	0.40%	0.61%	0.21%	0.40%
•2015 Fund[1]	0.10%	—	0.11%	0.42%	0.63%	0.21%	0.42%
•2020 Fund[1]	0.10%	—	0.11%	0.42%	0.63%	0.21%	0.42%
•2025 Fund[1]	0.10%	—	0.12%	0.44%	0.66%	0.22%	0.44%
•2030 Fund[1]	0.10%	—	0.12%	0.46%	0.68%	0.22%	0.46%
•2035 Fund[1]	0.10%	—	0.11%	0.47%	0.68%	0.21%	0.47%
•2040 Fund[1]	0.10%	—	0.10%	0.47%	0.67%	0.20%	0.47%
•2045 Fund[1]	0.10%	—	0.60%	0.47%	1.17%	0.70%	0.47%
•2050 Fund[1]	0.10%	—	1.08%	0.46%	1.64%	1.18%	0.46%
•Retirement Income Fund[1]	0.10%	—	0.63%	0.40%	1.13%	0.73%	0.40%
TIAA-CREF Growth & Income Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF International Equity Fund[3,4]	0.49%	—	0.09%	0.01%	0.59%	—	0.59%
TIAA-CREF Large-Cap Growth Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF Large-Cap Value Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF Mid-Cap Growth Fund[4]	0.48%	—	0.05%	0.01%	0.54%	—	0.54%
TIAA-CREF Mid-Cap Value Fund[4]	0.46%	—	0.08%	0.02%	0.56%	—	0.56%
TIAA-CREF Small-Cap Equity Fund[3,4]	0.48%	—	0.09%	—	0.57%	0.02%	0.55%
TIAA-CREF Large-Cap Growth Index Fund[4]	0.04%	—	0.10%	—	0.14%	0.05%	0.09%
TIAA-CREF Large-Cap Value Index Fund[4]	0.04%	—	0.09%	—	0.13%	0.04%	0.09%
TIAA-CREF Equity Index Fund[4]	0.04%	—	0.08%	—	0.12%	0.03%	0.09%
TIAA-CREF S&P 500 Index Fund[4]	0.04%	—	0.07%	—	0.11%	0.02%	0.09%
TIAA-CREF Small-Cap Blend Index Fund[3,4]	0.04%	—	0.13%	—	0.17%	0.08%	0.09%
TIAA-CREF International Equity Index Fund[3,4]	0.04%	—	0.12%	0.01%	0.17%	0.01%	0.16%
TIAA-CREF Social Choice Equity Fund[4]	0.15%	—	0.09%	—	0.24%	0.02%	0.22%
TIAA-CREF Real Estate Securities Fund[4]	0.50%	—	0.10%	0.02%	0.62%	0.03%	0.59%
TIAA-CREF Bond Fund[4]	0.30%	—	0.06%	—	0.36%	0.01%	0.35%
TIAA-CREF Bond Plus Fund[4]	0.30%	—	0.10%	—	0.40%	0.05%	0.35%
TIAA-CREF Short-Term Bond Fund[4]	0.25%	—	0.13%	—	0.38%	0.08%	0.30%

TIAA Access ■ Prospectus	9

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§2	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF High-Yield Fund[3,4]	0.35%	—	0.10%	—	0.45%	0.05%	0.40%
TIAA-CREF Inflation-Linked Bond Fund[4]	0.30%	—	0.09%	—	0.39%	0.04%	0.35%
TIAA-CREF Money Market Fund[4]	0.10%	—	0.12%	—	0.22%	0.07%	0.15%
American Funds Washington Mutual Investors Fund (Class R-5)	0.28%	—	0.11%	—	0.39%	—	0.39%
American Funds EuroPacific Growth Fund (Class R-5)	0.43%	—	0.11%	—	0.54%	—	0.54%
Western Asset Core Plus Bond Portfolio (Institutional Class)[5]	0.40%	—	0.06%	—	0.46%	—	0.46%
T. Rowe Price® Institutional Large-Cap Growth Fund[6]	0.55%	—	0.02%	—	0.57%	—	0.57%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2009; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund (Class R-5) is April 30, 2010; most recently ended fiscal year for the American Funds EuroPacific Growth Fund (Class R-5) is March 31, 2010; most recently ended fiscal year for the Western Asset Core Plus Bond Portfolio (Institutional Class) is March 31, 2010; and most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2009. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, TIAA-CREF International Equity Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF International Equity Index Fund, and TIAA-CREF Real Estate Securities Fund invest a small portion of their respective assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Teachers Advisors, Inc., the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through January 31, 2011. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least January 31, 2011 unless changed with approval of the Board of Trustees.

[2]

“Acquired Fund Fees and Expenses” are the TIAA-CREF Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ Prospectus and the funds’ 2009 annual report. With respect to the TIAA-CREF Lifecycle Funds, “Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of the underlying funds in which they invest. These expenses are not paid directly by the fund shareholders. Instead, fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Lifecycle Funds invest.

[3]

A fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based

10	Prospectus ■ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances.

[4]

Under the funds’ expense reimbursement arrangements, the funds’ investment adviser, Teachers Advisors, Inc. has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: 0.09% for Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, Small-Cap Blend Index Fund and S&P 500 Index Fund; 0.15% for International Equity Index Fund and Money Market Fund; 0.22% for Social Choice Equity Fund; 0.30% for Short-Term Bond Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.40% for High-Yield Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.55% for Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.57% for Real Estate Securities Fund and 0.60% for International Equity Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with the approval of the Board of Trustees.

[5]

With respect to the Institutional Class, the Portfolio may pay fees for record-keeping and similar services performed for the share class. As a result, the operating expenses of the share class may increase over time. If the fees are paid with respect to additional assets invested in the Institutional Class, the expenses of the share class may increase.

[6]

T. Rowe Price® Associates, Inc. has contractually obligated itself to waive any fees and bear any expenses through April 30, 2011 that would cause the ratio of expenses to average net assets to exceed 0.58%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price® by the fund whenever the fund’s expense ratio is below 0.58%. However, no reimbursement will be made after April 30, 2013, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.58%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price® may be reimbursed.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$216	$667	$1,145	$2,461
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$59	$186	$325	$727

TIAA Access ■ Prospectus	11

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

HOW DO I PURCHASE A CONTRACT?

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

CAN I CANCEL MY CONTRACT?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We’ll cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

12	Prospectus ■ TIAA Access

CAN I TRANSFER AMONG THE INVESTMENT ACCOUNTS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Yes, you may transfer among investment accounts. All transfers must generally be for at least $1,000 (except for systematic transfers which must be at least $100) or your entire investment account value for that particular investment account, if less. All cash withdrawals must generally be for at least $1,000 (except for systematic withdrawals which must be at least $100) or your entire investment account value for that particular investment account if less. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2252.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for

TIAA Access ■ Prospectus	13

the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA’s general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Fitch, Aaa from Moody’s Investors Service and AAA from Standard and Poor’s.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF, serving approximately 3.6 million people and approximately 15,000 institutions as of December 31, 2009, form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the U.S., based on assets under management. As of December 31, 2009, TIAA’s total statutory admitted assets were approximately $201.7 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization (including TIAA-sponsored mutual funds) totaled approximately $414.6 billion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Insurance Department (“NYSID”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

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When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently consists of 35 investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

CHANGES TO THE CONTRACT

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

VOTING RIGHTS

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions

TIAA Access ■ Prospectus	15

received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value of the underlying fund.

YOUR INVESTMENT OPTIONS

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for long-term investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 800 842-2252 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

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Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	2010 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2015 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2020 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2025 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2030 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2035 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2040 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

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•	2045 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2050 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	Retirement Income Fund

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

TIAA-CREF Growth & Income Fund

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF International Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Mid-Cap Growth Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Small-Cap Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Large-Cap Growth Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 1000® Growth Index.

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TIAA-CREF Large-Cap Value Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 1000® Value Index.

TIAA-CREF Equity Index Fund

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The fund primarily invests its assets in securities selected to track the Russell 3000® Index.

TIAA-CREF S&P 500 Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The fund primarily invests its assets in securities selected to track the S&P 500® Index.

TIAA-CREF Small-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 2000® Index.

TIAA-CREF International Equity Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments. The fund primarily invests its assets in securities selected to track the MSCI EAFE® Index.

TIAA-CREF Social Choice Equity Fund

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF Bond Fund

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

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TIAA-CREF Bond Plus Fund

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TIAA-CREF Short-Term Bond Fund

The fund seeks high current income consistent with preservation of capital.

TIAA-CREF High-Yield Fund

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF Money Market Fund1

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

The following non-TIAA-CREF Funds:

American Funds Washington Mutual Investors Fund (Class R-5)2

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds EuroPacific Growth Fund (Class R-5)2

The fund seeks to provide you with long-term growth of capital. The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin.

Western Asset Core Plus Bond Portfolio (Institutional Class)

The fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration specified for the Portfolio. The fund’s current target duration is generally 2.5 to 7 years.

T. Rowe Price® Institutional Large-Cap Growth Fund

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

[2]	The American Funds investment accounts are generally only offered to plans with a minimum of $100 million in plan assets.

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Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account, see “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

THE INVESTMENT ADVISORS

Teachers Advisors, Inc. (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds, under the supervision of the Board of Trustees of the funds. Advisors is a subsidiary of TIAA. Capital Research and Management Company (“Capital”) manages the assets of American Funds EuroPacific Growth Fund and American Funds Washington Mutual Investors Fund. Western Asset Management Company (“Western”), Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in Japan (“Western Japan”) manage the assets of the Western Asset Core Plus Bond Portfolio (Institutional Class). T. Rowe Price® Associates, Inc. (“T. Rowe”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund. Advisors, Capital, Western, WAML, Western Singapore, Western Japan, and T. Rowe are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

THE BROKER-DEALER

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a

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percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.10% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

THE ANNUITY CONTRACTS

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you won’t be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (TDA) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you won’t be able to take tax deductions for these contributions.

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Retirement Choice/Retirement Choice Plus Annuities: These are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

•	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion College Retirement Equities Fund contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the

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CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2252.

STARTING OUT

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

We generally do not restrict the amount or frequency of premiums to your contract, although we reserve the right to impose restrictions or to limit the total premiums paid on this and any other TIAA annuity contract on your life

24	Prospectus ■ TIAA Access

in any 12-month period to $300,000. Your employer’s plan may also limit your premium amounts. In addition, the IRC limits the total annual premiums to plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. For locations where a third-party service administers the receipt of mail, we will not be deemed to have received any premiums sent to the addresses designated for remitting premiums until the third-party service that administers the receipt of mail through those addresses has processed the payment on our behalf. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, if the account or mutual fund is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 800 842-2252. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, please see the applicable contracts by calling 800 842-2252.

To change your allocation choices for future premiums:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

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IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security Number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

ACCUMULATION UNITS

DETERMINING THE VALUE OF YOUR CONTRACT—INVESTMENT ACCOUNTS

The premiums you allocate, or transfers you make to, the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you’ve chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income

26	Prospectus ■ TIAA Access

and capital gains distributed to the investment account. The net investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

TO CHANGE YOUR INVESTMENT ALLOCATIONS

To make a change to your future investment allocation percentages, write to us at TIAA’s home office at 730 Third Avenue, New York, New York 10017 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms to effect these transactions. If you have any questions call us at 800 842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

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HOW TO TRANSFER AND WITHDRAW YOUR MONEY

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers and cash withdrawals from a contract must generally be at least $1,000 (except for systematic transfers or withdrawals, which must be at least $100) or your entire accumulation, if less. We currently do not assess a fee for transfers or cash withdrawals.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

SYSTEMATIC TRANSFERS AND WITHDRAWALS

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that at least $100 is automatically withdrawn or transferred at a time.

HOW TO MAKE TRANSFERS AND WITHDRAW CASH

To request a transfer or to withdraw cash:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

TRANSFERS TO AND FROM OTHER TIAA-CREF ACCOUNTS AND FUNDS

Subject to your employer’s plan, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your

28	Prospectus ■ TIAA Access

employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

You can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, offered under the terms of your plan to the investment accounts, if your employer’s plan offers the investment account. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

TRANSFERS TO OTHER COMPANIES

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. If your employer participates in our special transfer services program, we can make automatic monthly transfers from your RA or GRA Contract to another company, and the $1,000 minimum will not apply to these transfers. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

TRANSFERS FROM OTHER COMPANIES/PLANS

Subject to your employer’s plan, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Classic IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

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WITHDRAWING CASH

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law permits it (see below). Cash withdrawals may be limited by the terms of your employer’s plan and federal tax law. Normally, you can’t withdraw money from your contract if you’ve already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

SYSTEMATIC WITHDRAWALS TO PAY FINANCIAL ADVISOR FEES

You may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

WITHDRAWALS TO PAY PLAN CHARGES

There may be additional charges imposed under the terms of your employer’s plan, including an administrative or recordkeeping charge per participant. Your employer may instruct us to make withdrawals from the contract to pay such charges. For more information about any of the charges imposed by your plan, please contact your employer.

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MARKET TIMING/EXCESSIVE TRADING POLICY

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, and the American Funds EuroPacific Growth Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund), will not be able to make electronic transfers (i.e. over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include transfers made pursuant to any dollar cost averaging and automatic rebalancing programs.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above,

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no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading polices and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

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TIMING OF PAYMENTS TO YOU

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company). If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay.

RECEIVING ANNUITY INCOME

THE ANNUITY PERIOD IN GENERAL

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2252.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Note that for 2010, the minimum distribution requirement under the IRC is not suspended for IRC section 401(a), 403(a),

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403(b) and governmental 457(b) plans. The minimum distribution requirement was suspended with respect to such plans in 2009 under The Worker, Retiree, and Employer Recovery Act of 2008. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you’ve started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. (TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100.) We’ll send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (April 1 through March 31). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

ANNUITY STARTING DATE

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we’ll let you know and will defer your annuity starting date until we receive the missing items and/or information. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30 days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the

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accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

INCOME OPTIONS

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA, GSRA, Retirement Choice, or Retirement Choice Plus Contract. Ordinarily, you’ll choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (MDO) Annuity: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option pays an amount designed to fulfill the distribution requirements under federal tax law. (The option is not available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO annuity. It is possible that income under the MDO annuity will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO annuity to any other income option for which you’re eligible. Using

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an MDO won’t affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This payout annuity is not available under the Retirement Choice or Retirement Choice Plus Contracts. Instead, required minimum distributions will be paid directly from these contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

If you haven’t picked an income option when the annuity starting date arrives for your contract, TIAA usually will assume you want the one-life annuity with 10-year guaranteed period if you’re unmarried, subject to the terms of your plan, paid from TIAA’s Traditional Annuity. If you’re married, we will assume for you a survivor annuity with half-benefit to annuity partner with a 10-year guaranteed period, with your spouse as your annuity partner, paid from TIAA’s Traditional Annuity.

TRANSFERS DURING THE ANNUITY PERIOD

After you begin receiving annuity income, you can transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account, (ii) a CREF account, (iii) the TIAA Real Estate Account, or (iv) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We’ll process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the

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March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the following March 31.

ANNUITY PAYMENTS

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year—the payment valuation day. Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following each March 31 revaluation will be reflected in the following year’s value.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the

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then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each business day and for the last calendar day of each month. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

DEATH BENEFITS

PAYMENT OF THE DEATH BENEFIT

If you die before your annuity starting date, the death benefit will be payable to your beneficiary. The death benefit is equal to the accumulation under the contract on the valuation date when we receive all necessary information in

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good order from the beneficiary. We must receive the following in a form acceptable to us before any death benefit will be paid:

A)	proof of your death;

B)	the choice of a method of payment; and

C)	proof of the beneficiary’s age if the method of payment chosen is the one-life annuity or the minimum distribution annuity.

Payment under the single sum payment method will be made as of the date we receive these items in good order; payment under any other method of payment will start no later than the first day of the month after we have received these items.

Upon receipt of proof of your death, we will divide your accumulation into as many portions as there are validly designated beneficiaries for your contract. If different rate schedules apply to different parts of your TIAA Traditional Annuity accumulation, the resulting portions will be allocated among the parts on a pro-rata basis in accordance with the procedures established by us. Each validly designated beneficiary will then have the right to make elections available under your contract in connection with his or her accumulation.

NAMING YOUR BENEFICIARY

Beneficiaries are persons you name to receive the death benefit if you die before your annuity starting date. At any time before your annuity starting date, you may name, change, add or delete your beneficiaries by written notice to us. If your accumulation is subject to spousal rights, then your right to name a beneficiary for the death benefit is subject to the rights of your spouse, if any.

You can name two “classes” of beneficiaries, primary and contingent, which set the order of payment. At your death, your beneficiaries are the surviving primary beneficiary or beneficiaries you named. If no primary beneficiary survives you, your beneficiaries are the surviving contingent beneficiary or beneficiaries you named.

The share of any named beneficiary in a class who does not survive will be allocated in equal shares to the beneficiaries in such class who do survive, even if you’ve provided for these beneficiaries to receive unequal shares.

The death benefit will be paid to your estate in one sum if you name your estate as beneficiary; or none of the beneficiaries you have named is alive at the time of your death; or at your death you had never named a beneficiary. If distributions to a named beneficiary are barred by operation of law, the death benefit will be paid to your estate.

If at your death any distribution of the death benefit would be in conflict with any rights of your spouse under laws that were not previously waived, or with the terms of your employer plan, we will pay the death benefit in accordance with your spouse’s rights.

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METHODS OF PAYMENT

Subject to plan restrictions, methods of payment are the ways in which your beneficiary may receive the death benefit. The single sum payment methods are available from the TIAA Traditional Annuity and investment account accumulations. The other methods are available from the TIAA Traditional Annuity only. Your beneficiary can, however, transfer some or all of any of your investment account accumulation to the TIAA Traditional Annuity in order to receive that portion of the death benefit under a method of payment available from the TIAA Traditional Annuity. Your beneficiary can also transfer some or all of your accumulation to CREF in order to receive that portion of the death benefit under a method of payment offered by CREF. Such transfer can be for all of your accumulation, or for any part thereof but generally, not less than $1,000.

You may choose the method of payment and change your choice at any time before payments begin. After your death, your beneficiary may change the method chosen by you, if you so provide. If you do not choose a method of payment, your beneficiary will make the choice when he or she becomes entitled to payments. The right to elect a method or change such election may be limited by us.

A beneficiary may not begin to receive the death benefit under the one-life annuity method after he or she attains age 90. If you die before your annuity starting date and have chosen the one-life annuity method for a beneficiary who has attained age 90, he or she must choose another method. Any choice of method or change of such choice must be made by written notice to us.

Generally, the distribution of the death benefit under any method of payment must be made over the lifetime of your beneficiary or over a period not to exceed your beneficiary’s life expectancy, in accordance with applicable tax law. The distribution of the death benefit under a method of payment must be made in such a form and begin at such date as meets the requirements of the IRC and the regulations thereunder. If such method of payment has not been chosen to begin by that date, payments will be made to your beneficiary under the form of distribution, if any, specified by the terms of your employer plan, if such form of distribution is available under your contract. Otherwise, we will elect a method of payment in accordance with the requirements of the IRC and any regulations thereunder.

The following are the methods of payment:

Single sum payment. The death benefit will be paid to your beneficiary in one sum.

One-life annuity. A payment will be made to your beneficiary each month for life. A guaranteed period of 10, 15 or 20 years may be included. If a guaranteed period isn’t included, all payments will cease at the death of your beneficiary. If a guaranteed period is included and your beneficiary dies before

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the end of that period, monthly payments will continue until the end of that period and then cease.

Fixed-period annuity. A payment will be made to your beneficiary each month for a fixed period of not less than two nor more than 30 years, as chosen. At the end of the period chosen, the entire death benefit will have been paid out. If your beneficiary dies before the end of the period chosen, the monthly payments will continue until the end of that period and then cease.

Minimum distribution annuity. This method enables your beneficiary to limit his or her distribution to the minimum distribution requirements of federal tax law. Payments are made from your accumulation in each year that a distribution is required, until your accumulation is entirely paid out or until your beneficiary dies. This method may not provide income for your beneficiary that lasts for his or her entire lifetime. If your beneficiary dies before the entire accumulation has been paid out, the remaining accumulation will be paid in one sum to the payee named to receive it. The value of the death benefit placed under this method must be at least $10,000.

The amount of death benefit payments will be determined as of the date payments are to begin by:

A)	the amount of your accumulation;

B)	the rate schedule or schedules under which any premiums, additional amounts and internal transfers were applied to your accumulation;

C)	the method of payment chosen for the death benefit; and

D)	the age of your beneficiary, if the method chosen is the one-life annuity or the minimum distribution annuity.

If any method chosen would result in payments of less than $100 a month, we will have the right to require a change in choice that will result in payments of at least $100 a month.

PAYMENTS AFTER THE DEATH OF A BENEFICIARY

Any periodic payments or other amounts remaining due after the death of your beneficiary during a guaranteed or fixed period will be paid to the payee named by you or your beneficiary to receive them, by written notice to us. The commuted value of these payments may be paid in one sum unless we are directed otherwise.

If no payee has been named to receive these payments, or if no one so named is living at the death of your beneficiary, the commuted value will be paid in one sum to your beneficiary’s estate.

If a payee receiving these payments dies before the end of the guaranteed or fixed period, the commuted value of any payments still due that person will be paid to any other payee named to receive it. If no one has been so named, the commuted value will be paid to the estate of the last payee who was receiving these payments.

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If your beneficiary dies while any part of the death benefit is held by us under the minimum distribution annuity, that amount will be paid in one sum to the payee you or your beneficiary have named to receive it. If no such person survives your beneficiary, the death benefit will be paid in one sum to your beneficiary’s estate.

SPOUSE’S RIGHTS TO BENEFITS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under a such plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

WAIVER OF SPOUSE’S RIGHTS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a lump-sum benefit.

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In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

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If the mortality and expense risk charge allowed under the contract isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC, the principal distributor of the contract.

OTHER CHARGES AND EXPENSES

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

TAXES

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under Section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a) or 403(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Death benefits are usually also subject to federal estate and state estate or inheritance taxation. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and

44	Prospectus ■ TIAA Access

Roth after-tax contributions to 403(b) and 401(k) plans are limited to $16,500 per year ($22,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $19,500 per year in a 403(b) plan ($25,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $16,500 ($22,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2010; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Note that for 2010, the minimum distribution requirement under the IRC is not suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans. The minimum distribution requirement was suspended with respect to such plans in 2009 under The Worker, Retiree, and Employer Recovery Act of 2008. Consult your tax advisor for more information.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In

TIAA Access ■ Prospectus	45

general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. Nonresident aliens who pay U.S. taxes are subject to different withholding rules.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401 or 403 retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

ADDITIONAL INFORMATION

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “THE SEPARATE ACCOUNT.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we

46	Prospectus ■ TIAA Access

will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA-CREF, P.O. Box 1259, Charlotte, NC 28201, telephone 800 842-2252.

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we’ll make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (ATS) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

TIAA Access ■ Prospectus	47

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 800 842-2252 and we will send it to you.

Assigning your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you’re in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. Registered representatives of Services are compensated through a salary plus an incentive program that emphasizes client service excellence as well as financial results. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $182,007 in fees to Services for fiscal year 2009 for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you make a transfer to or cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions following the end of each calendar quarter.

48	Prospectus ■ TIAA Access

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

TIAA Access ■ Prospectus	49

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	Variable Annuity Payments

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-3	Additional Information

B-3	Management Related Service Contracts

B-3	Financial Statements

50	Prospectus ■ TIAA Access

[This page intentionally left blank.]

TIAA Access ■ Prospectus	51

APPENDIX A: SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

52	Prospectus ■ TIAA Access

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Lifecycle 2010 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$20.46 to $20.68	$26.90 to $27.04	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.67	$20.46 to $20.68	$26.90 to $27.04
Accumulation Units Outstanding, End of Period	834,738	479,003	221,581

	TIAA-CREF Lifecycle 2015 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$19.56 to $19.77	$26.92 to $27.06	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.60 to $23.98	$19.56 to $19.77	$26.92 to $27.06
Accumulation Units Outstanding, End of Period	965,016	371,431	186,773

	TIAA-CREF Lifecycle 2020 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.61 to $18.81	$26.83 to $26.96	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.78 to $23.15	$18.61 to $18.81	$26.83 to $26.96
Accumulation Units Outstanding, End of Period	910,255	353,430	86,027

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	53

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Lifecycle 2025 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.76 to $17.94	$26.82 to $26.96	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.10 to $22.45	$17.76 to $17.94	$26.82 to $26.96
Accumulation Units Outstanding, End of Period	1,003,532	316,684	102,109

	TIAA-CREF Lifecycle 2030 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.95 to $17.13	$26.85 to $26.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.36 to $21.70	$16.95 to $17.13	$26.85 to $26.98
Accumulation Units Outstanding, End of Period	897,337	327,043	72,850

	TIAA-CREF Lifecycle 2035 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.53 to $16.71	$26.89 to $27.02	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.10 to $21.45	$16.53 to $16.71	$26.89 to $27.02
Accumulation Units Outstanding, End of Period	836,039	285,180	49,517

See notes to separate account condensed financial information.

54	Prospectus ■ TIAA Access

continued

	TIAA-CREF Lifecycle 2040 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.60 to $16.77	$26.95 to $27.08	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.19 to $21.53	$16.60 to $16.77	$26.95 to $27.08
Accumulation Units Outstanding, End of Period	1,236,735	420,584	98,454

		TIAA-CREF Lifecycle 2045 Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$16.07 to $16.13	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$20.51 to $20.70	$16.07 to $16.13
Accumulation Units Outstanding, End of Period		105,802	2,483

		TIAA-CREF Lifecycle 2050 Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$15.93 to $15.99	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$20.30 to $20.48	$15.93 to $15.99
Accumulation Units Outstanding, End of Period		79,674	1,154

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	55

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

		TIAA-CREF Lifecycle Retirement Income Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$20.90 to $20.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$24.13 to $24.35	$20.90 to $20.98
Accumulation Units Outstanding, End of Period		61,844	821

	TIAA-CREF Growth & Income Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.84 to $19.04	$29.20 to $29.34	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.73 to $24.12	$18.84 to $19.04	$29.20 to $29.34
Accumulation Units Outstanding, End of Period	1,890,968	527,232	107,738

	TIAA-CREF International Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.43 to $14.59	$28.84 to $28.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.90 to $19.21	$14.43 to $14.59	$28.84 to $28.98
Accumulation Units Outstanding, End of Period	2,728,912	1,461,156	901,017

See notes to separate account condensed financial information.

56	Prospectus ■ TIAA Access

continued

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.30 to $23.67	$17.39 to $17.58	$29.72 to $29.87
Accumulation Units Outstanding, End of Period	202,307	25,965	8,050

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.57 to $14.72	$24.41 to $24.54	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.92 to $19.23	$14.57 to $14.72	$24.41 to $24.54
Accumulation Units Outstanding, End of Period	1,623,395	572,335	186,179

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.21 to $15.37	$28.51 to $28.65	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.17 to $22.53	$15.21 to $15.37	$28.51 to $28.65
Accumulation Units Outstanding, End of Period	1,346,046	289,932	132,954

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	57

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.14 to $15.31	$25.69 to $25.82	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.65 to $20.98	$15.14 to $15.31	$25.69 to $25.82
Accumulation Units Outstanding, End of Period	3,525,572	1,517,415	328,297

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.26 to $15.43	$22.88 to $22.99	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$19.23 to $19.54	$15.26 to $15.43	$22.88 to $22.99
Accumulation Units Outstanding, End of Period	772,413	413,098	90,801

	TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.60 to $16.68	$27.03 to $27.17	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.67 to $22.83	$16.60 to $16.68	$27.03 to $27.17
Accumulation Units Outstanding, End of Period	696,021	510,599	143,561

See notes to separate account condensed financial information.

58	Prospectus ■ TIAA Access

continued

	TIAA-CREF Large-Cap Value Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.43 to $15.50	$24.47 to $24.60	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.39 to $18.52	$15.43 to $15.50	$24.47 to $24.60
Accumulation Units Outstanding, End of Period	776,798	468,182	71,459

	TIAA-CREF Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.96 to $16.13	$25.62 to $25.75	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.32 to $20.65	$15.96 to $16.13	$25.62 to $25.75
Accumulation Units Outstanding, End of Period	848,411	13,859	4,544

	TIAA-CREF S&P 500 Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.23 to $16.31	$25.78 to $25.91	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.43 to $20.58	$16.23 to $16.31	$25.78 to $25.91
Accumulation Units Outstanding, End of Period	859,587	477,860	102,984

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	59

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.86 to $16.03	$24.06 to $24.18	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$19.97 to $20.29	$15.86 to $16.03	$24.06 to $24.18
Accumulation Units Outstanding, End of Period	1,574,733	20,290	2,591

	TIAA-CREF International Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.72 to $15.79	$27.23 to $27.37	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.27 to $20.42	$15.72 to $15.79	$27.23 to $27.37
Accumulation Units Outstanding, End of Period	2,119,117	948,148	303,681

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.97 to $16.14	$25.21 to $25.33	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.98 to $21.32	$15.97 to $16.14	$25.21 to $25.33
Accumulation Units Outstanding, End of Period	344,709	130,944	30,163

See notes to separate account condensed financial information.

60	Prospectus ■ TIAA Access

continued

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$11.55 to $11.67	$18.95 to $19.05	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$14.29 to $14.52	$11.55 to $11.67	$18.95 to $19.05
Accumulation Units Outstanding, End of Period	289,927	35,961	3,194

	TIAA-CREF Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.98 to $27.26	$26.41 to $26.55	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.51 to $28.97	$26.98 to $27.26	$26.41 to $26.55
Accumulation Units Outstanding, End of Period	146,301	6,066	211

	TIAA-CREF Bond Plus Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$25.23 to $25.49	$26.05 to $26.18	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$27.62 to $28.07	$25.23 to $25.49	$26.05 to $26.18
Accumulation Units Outstanding, End of Period	152,630	8,205	776

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	61

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Short-Term Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.73 to $26.86	$26.12 to $26.25	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.13 to $28.34	$26.73 to $26.86	$26.12 to $26.25
Accumulation Units Outstanding, End of Period	153,999	78,785	46,674

	TIAA-CREF High-Yield Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$20.47 to $20.57	$25.48 to $25.60	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.91 to $29.12	$20.47 to $20.57	$25.48 to $25.60
Accumulation Units Outstanding, End of Period	29,890	4,179	312

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.93 to $27.21	$27.58 to $27.72	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$29.27 to $29.75	$26.93 to $27.21	$27.58 to $27.72
Accumulation Units Outstanding, End of Period	45,747	8,923	167

See notes to separate account condensed financial information.

62	Prospectus ■ TIAA Access

continued

	TIAA-CREF Money Market Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.55 to $26.83	$26.02 to $26.15		$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$26.48 to $26.90	$26.55 to $26.83		$26.02 to $26.15
Accumulation Units Outstanding, End of Period	65,693	48,466		168

	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.99 to $17.07	$25.47 to $25.52	@	$26.29 to $26.33	**
Accumulation Unit Value, End of Period Lowest to Highest	$20.19 to $20.34	$16.99 to $17.07		$25.47 to $25.52	@
Accumulation Units Outstanding, End of Period	179,086	45,591		114

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008		For the period August 8, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.47 to $17.56	$29.44 to $29.51	#	$27.31 to $27.34	**
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.45	$17.47 to $17.56		$29.44 to $29.51	#
Accumulation Units Outstanding, End of Period	1,348,741	670,715		110

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	63

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

concluded

TIAA ACCESS

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$23.02 to $23.13	$25.51 to $25.64	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.88 to $29.09	$23.02 to $23.13	$25.51 to $25.64
Accumulation Units Outstanding, End of Period	393,180	168,312	52,626

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.67 to $15.74	$26.55 to $26.68	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.92 to $24.10	$15.67 to $15.74	$26.55 to $26.68
Accumulation Units Outstanding, End of Period	515,974	150,057	68,088

*	Commencement of operations
**	The Accumulation Unit Value changed from $25.00.
@	The Accumulation Unit Value changed from $25.40 to $25.52.
#	The Accumulation Unit Value changed from $29.36 to $29.51.

64	Prospectus ■ TIAA Access

PROSPECTUS — LEVEL 4

MAY 1, 2010

TIAA ACCESS

Individual and Group Variable Annuity Contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA SEPARATE ACCOUNT VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2010. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), or by calling 800 842-2252. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

■ TIAA-CREF Lifecycle Funds	■ TIAA-CREF Large-Cap Growth Fund
• 2010 Fund	■ TIAA-CREF Large-Cap Value Fund
• 2015 Fund	■ TIAA-CREF Mid-Cap Growth Fund
• 2020 Fund	■ TIAA-CREF Mid-Cap Value Fund
• 2025 Fund	■ TIAA-CREF Small-Cap Equity Fund
• 2030 Fund	■ TIAA-CREF Equity Index Fund
• 2035 Fund	■ TIAA-CREF Small-Cap Blend Index Fund
• 2040 Fund	■ TIAA-CREF Social Choice Equity Fund
• 2045 Fund	■ TIAA-CREF Real Estate Securities Fund
• 2050 Fund	■ TIAA-CREF Bond Fund
• Retirement Income Fund	■ TIAA-CREF Bond Plus Fund
■ TIAA-CREF Growth & Income Fund	■ TIAA-CREF Inflation-Linked Bond Fund
■ TIAA-CREF International Equity Fund	■ TIAA-CREF Money Market Fund

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you won’t pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

■	RA (Retirement Annuity)

■	GRA (Group Retirement Annuity)

■	SRA (Supplemental Retirement Annuity)

■	GSRA (Group Supplemental Retirement Annuity)

■	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) section 401(a)/403(a) (including 401(k) plans), 403(b), 414(d), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

SPECIAL TERMS

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. Each investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account has its own annuity unit value.

Beneficiary  Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

4	Prospectus ■ TIAA Access

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 800 842-2252.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 800 842-2252.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day plus the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of TIAA are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

TIAA Access ■ Prospectus	5

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THIS PRODUCT?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

•	TIAA-CREF Lifecycle Funds (2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and Retirement Income Fund)

•	TIAA-CREF Growth & Income Fund

•	TIAA-CREF International Equity Fund

•	TIAA-CREF Large-Cap Growth Fund

•	TIAA-CREF Large-Cap Value Fund

•	TIAA-CREF Mid-Cap Growth Fund

•	TIAA-CREF Mid-Cap Value Fund

•	TIAA-CREF Small-Cap Equity Fund

•	TIAA-CREF Equity Index Fund

•	TIAA-CREF Small-Cap Blend Index Fund

•	TIAA-CREF Social Choice Equity Fund

•	TIAA-CREF Real Estate Securities Fund

•	TIAA-CREF Bond Fund

•	TIAA-CREF Bond Plus Fund

•	TIAA-CREF Inflation-Linked Bond Fund

•	TIAA-CREF Money Market Fund

TIAA reserves the right to change the investment accounts available in the future.

6	Prospectus ■ TIAA Access

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum Contractual Fees	Current Fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—ACCUMULATION EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.70%
Total separate account annual charges	2.00%	0.77%

SEPARATE ACCOUNT ANNUAL EXPENSES—PAYOUT ANNUITY EXPENSES

(as a percentage of average account value)

	Maximum Contractual Fees	Current Fees
Mortality and expense risk charge	0.50%	0.07%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.36%

TIAA Access ■ Prospectus	7

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum Expenses	Maximum Expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.12%	1.64%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the expiration date for contractual waivers is January 31, 2011)‡	0.09%	0.59%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2009. More information concerning each fund’s fees and expenses is contained in the prospectus for each fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

8	Prospectus ■ TIAA Access

The following table lists the annual expenses for each fund’s most recently ended fiscal year† , as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses§2	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
The Institutional Class of the TIAA-CREF Lifecycle Funds
• 2010 Fund[1]	0.10%	—	0.11%	0.40%	0.61%	0.21%	0.40%
• 2015 Fund[1]	0.10%	—	0.11%	0.42%	0.63%	0.21%	0.42%
• 2020 Fund[1]	0.10%	—	0.11%	0.42%	0.63%	0.21%	0.42%
• 2025 Fund[1]	0.10%	—	0.12%	0.44%	0.66%	0.22%	0.44%
• 2030 Fund[1]	0.10%	—	0.12%	0.46%	0.68%	0.22%	0.46%
• 2035 Fund[1]	0.10%	—	0.11%	0.47%	0.68%	0.21%	0.47%
• 2040 Fund[1]	0.10%	—	0.10%	0.47%	0.67%	0.20%	0.47%
• 2045 Fund[1]	0.10%	—	0.60%	0.47%	1.17%	0.70%	0.47%
• 2050 Fund[1]	0.10%	—	1.08%	0.46%	1.64%	1.18%	0.46%
• Retirement Income Fund[1]	0.10%	—	0.63%	0.40%	1.13%	0.73%	0.40%
TIAA-CREF Growth & Income Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF International Equity Fund[3,4]	0.49%	—	0.09%	0.01%	0.59%	—	0.59%
TIAA-CREF Large-Cap Growth Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF Large-Cap Value Fund[4]	0.45%	—	0.08%	—	0.53%	0.01%	0.52%
TIAA-CREF Mid-Cap Growth Fund[4]	0.48%	—	0.05%	0.01%	0.54%	—	0.54%
TIAA-CREF Mid-Cap Value Fund[4]	0.46%	—	0.08%	0.02%	0.56%	—	0.56%
TIAA-CREF Small-Cap Equity Fund[3,4]	0.48%	—	0.09%	—	0.57%	0.02%	0.55%
TIAA-CREF Equity Index Fund[4]	0.04%	—	0.08%	—	0.12%	0.03%	0.09%
TIAA-CREF Small-Cap Blend Index Fund[3,4]	0.04%	—	0.13%	—	0.17%	0.08%	0.09%
TIAA-CREF Social Choice Equity Fund[4]	0.15%	—	0.09%	—	0.24%	0.02%	0.22%
TIAA-CREF Real Estate Securities Fund[4]	0.50%	—	0.10%	0.02%	0.62%	0.03%	0.59%
TIAA-CREF Bond Fund[4]	0.30%	—	0.06%	—	0.36%	0.01%	0.35%
TIAA-CREF Bond Plus Fund[4]	0.30%	—	0.10%	—	0.40%	0.05%	0.35%
TIAA-CREF Inflation-Linked Bond Fund[4]	0.30%	—	0.09%	—	0.39%	0.04%	0.35%
TIAA-CREF Money Market Fund[4]	0.10%	—	0.12%	—	0.22%	0.07%	0.15%

†

The most recently ended fiscal year for the listed TIAA-CREF Lifecycle Funds and TIAA-CREF Funds is September 30, 2009. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

TIAA Access ■ Prospectus	9

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, TIAA-CREF International Equity Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, and TIAA-CREF Real Estate Securities Fund invest a small portion of their respective assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contractowners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Teachers Advisors, Inc., the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through January 31, 2011. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least January 31, 2011 unless changed with approval of the Board of Trustees.

[2]

“Acquired Fund Fees and Expenses” are the TIAA-CREF Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ Prospectus and the funds’ 2009 annual report. With respect to the TIAA-CREF Lifecycle Funds, “Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of the underlying funds in which they invest. These expenses are not paid directly by the fund shareholders. Instead, fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Lifecycle Funds invest.

[3]

A fee (the “Redemption Fee”) applies and is payable to the indicated funds on shares of those funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances.

[4]

Under the funds’ expense reimbursement arrangements, the funds’ investment adviser, Teachers Advisors, Inc. has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: 0.09% for Equity Index Fund and Small-Cap Blend Index Fund; 0.15% for Money Market Fund; 0.22% for Social Choice Equity Fund; 0.35% for Bond Fund, Bond Plus Fund and Inflation-Linked Bond Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund and Large-Cap Value Fund; 0.55% for Mid-Cap Growth Fund, Mid-Cap Value Fund and Small-Cap Equity Fund; 0.57% for Real Estate Securities Fund and 0.60% for International Equity Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with the approval of the Board of Trustees.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

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These Examples assume that you invest $10,000 in a contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 Year	3 Years	5 Years	10 Years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$247	$760	$1,299	$2,771
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$91	$285	$495	$1,100

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

HOW DO I PURCHASE A CONTRACT?

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

TIAA Access ■ Prospectus	11

CAN I CANCEL MY CONTRACT?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We’ll cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

CAN I TRANSFER AMONG THE INVESTMENT ACCOUNTS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Yes, you may transfer among investment accounts. All transfers must generally be for at least $1,000 (except for systematic transfers which must be at least $100) or your entire investment account value for that particular investment account, if less. All cash withdrawals must generally be for at least $1,000 (except for systematic withdrawals which must be at least $100) or your entire investment account value for that particular investment account if less. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2252.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts.

12	Prospectus ■ TIAA Access

Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA’s general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Fitch, Aaa from Moody’s Investors Service and AAA from Standard and Poor’s.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF, serving approximately 3.6 million people and approximately 15,000 institutions as of December 31, 2009, form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the U.S., based on assets under management. As of December 31, 2009, TIAA’s total statutory admitted assets were approximately $201.7 billion; the combined assets for TIAA, CREF and other entities within the TIAA-CREF organization (including TIAA-sponsored mutual funds) totaled approximately $414.6 billion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The

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separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Insurance Department (“NYSID”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently offers 25 investment accounts under this prospectus. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

CHANGES TO THE CONTRACT

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by

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law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

VOTING RIGHTS

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value of the underlying fund.

YOUR INVESTMENT OPTIONS

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for long-term investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

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INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 800 842-2252 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	2010 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2015 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2020 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2025 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

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•	2030 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2035 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2040 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2045 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	2050 Fund

The fund seeks high total return over time through a combination of capital appreciation and income.

•	Retirement Income Fund

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

TIAA-CREF Growth & Income Fund

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF International Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Mid-Cap Growth Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

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TIAA-CREF Mid-Cap Value Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Small-Cap Equity Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Equity Index Fund

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The fund primarily invests its assets in securities selected to track the Russell 3000® Index.

TIAA-CREF Small-Cap Blend Index Fund

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The fund primarily invests its assets in securities selected to track the Russell 2000® Index.

TIAA-CREF Social Choice Equity Fund

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

TIAA-CREF Real Estate Securities Fund

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF Bond Fund

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Plus Fund

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TIAA-CREF Inflation-Linked Bond Fund

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF Money Market Fund1

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

[1]

There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or the TIAA Real Estate Account, see “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

THE INVESTMENT ADVISOR

Teachers Advisors, Inc. (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds, under the supervision of the Board of Trustees of the funds. Advisors is a subsidiary of TIAA. Advisors is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940.

THE BROKER-DEALER

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.10% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

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THE ANNUITY CONTRACTS

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA Contracts are used mainly for employer sponsored retirement plans.

•

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

•

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

•	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you won’t be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These are for voluntary tax-deferred annuity (TDA) plans.

•

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

•	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you won’t be able to take tax deductions for these contributions.

GA (Group Annuity) and Institutionally-Owned GSRA: These are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

•

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

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Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion College Retirement Equities Fund contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800 842-2252.

STARTING OUT

Generally, we’ll issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

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If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we’ll follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

We generally do not restrict the amount or frequency of premiums to your contract, although we reserve the right to impose restrictions or to limit the total premiums paid on this and any other TIAA annuity contract on your life in any 12-month period to $300,000. Your employer’s plan may also limit your premium amounts. In addition, the IRC limits the total annual premiums to plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. For locations where a third-party service administers the receipt of mail, we will not be deemed to have received any premiums sent to the addresses designated for remitting premiums until the third-party service that administers the receipt of mail through those addresses has processed the payment on our behalf. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

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You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, if the account or mutual fund is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in the prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 800 842-2252. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, please see the applicable contracts by calling 800 842-2252.

To change your allocation choices for future premiums:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security Number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium

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payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

ACCUMULATION UNITS

DETERMINING THE VALUE OF YOUR CONTRACT—INVESTMENT ACCOUNTS

The premiums you allocate, or transfers you make to, the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you’ve chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The net investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

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An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the last valuation day, including the net effect of contractowners’ transactions.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

•	any premiums you allocate to that investment account; and

•	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

•	the application of any accumulations to provide any form of benefit; and

•	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

TO CHANGE YOUR INVESTMENT ALLOCATIONS

To make a change to your future investment allocation percentages, write to us at TIAA’s home office at 730 Third Avenue, New York, New York 10017 or call 800 842-2252 or use the TIAA-CREF website’s account access feature at www.tiaa-cref.org. You may be required to complete and return certain forms to effect these transactions. If you have any questions call us at 800 842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

HOW TO TRANSFER AND WITHDRAW YOUR MONEY

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the

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terms of your contract. Transfers and cash withdrawals from a contract must generally be at least $1,000 (except for systematic transfers or withdrawals, which must be at least $100) or your entire accumulation, if less. We currently do not assess a fee for transfers or cash withdrawals.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

SYSTEMATIC TRANSFERS AND WITHDRAWALS

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that at least $100 is automatically withdrawn or transferred at a time.

HOW TO MAKE TRANSFERS AND WITHDRAW CASH

To request a transfer or to withdraw cash:

•	write to TIAA’s home office at 730 Third Avenue, New York, NY 10017-3206;

•	call our Automated Telephone Service (24 hours a day) at 800 842-2252; or

•	for internal transfers, use the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

You may be required to complete and return certain forms to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

TRANSFERS TO AND FROM OTHER TIAA-CREF ACCOUNTS AND FUNDS

Subject to your employer’s plan, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

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You can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, offered under the terms of your plan to the investment accounts, if your employer’s plan offers the investment account. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA or GRA Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

TRANSFERS TO OTHER COMPANIES

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. If your employer participates in our special transfer services program, we can make automatic monthly transfers from your RA or GRA Contract to another company, and the $1,000 minimum will not apply to these transfers. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

TRANSFERS FROM OTHER COMPANIES/PLANS

Subject to your employer’s plan, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Classic IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

WITHDRAWING CASH

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law permits it (see below). Cash withdrawals may be limited by the terms of your employer’s plan and federal tax law. Normally, you can’t withdraw money from your contract if you’ve already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from

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your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but hardship withdrawals can be from contributions only, not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2).

SYSTEMATIC WITHDRAWALS TO PAY FINANCIAL ADVISOR FEES

You may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

WITHDRAWALS TO PAY PLAN CHARGES

There may be additional charges imposed under the terms of your employer’s plan, including an administrative or recordkeeping charge per participant. Your employer may instruct us to make withdrawals from the contract to pay such charges. For more information about any of the charges imposed by your plan, please contact your employer.

MARKET TIMING/EXCESSIVE TRADING POLICY

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities.

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These costs are borne by all contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment account that invests in the TIAA-CREF Money Market Fund), will not be able to make electronic transfers (i.e. over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include transfers made pursuant to any dollar cost averaging and automatic rebalancing programs.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the funds under the separate account.

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Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term participants, increased transaction costs, and interference with the efficient portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the funds describe any such policies and procedures. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading polices and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

TIMING OF PAYMENTS TO YOU

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

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Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company). If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay.

RECEIVING ANNUITY INCOME

THE ANNUITY PERIOD IN GENERAL

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2252.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Note that for 2010, the minimum distribution requirement under the IRC is not suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans. The minimum distribution requirement was suspended with respect to such plans in 2009 under The Worker, Retiree, and Employer Recovery Act of 2008. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you’ve started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. (TIAA has the right to not make

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payments at any interval that would cause the initial payment to be less than $100.) We’ll send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

Your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (April 1 through March 31). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

ANNUITY STARTING DATE

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we’ll let you know and will defer your annuity starting date until we receive the missing items and/or information. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days after payments begin may be used to provide additional annuity income. Premiums received after 70 days will remain in your accumulating annuity contract until you give us further instructions. For example, if we receive a premium from you 30 days after payments begin, we will recalculate your payments so you will receive additional annuity income. However, if we receive a premium from you 90 days after payments begin, then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

INCOME OPTIONS

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income from an RA, GRA, SRA or GSRA Contract. Ordinarily, you’ll choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

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All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

•

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period may not be available under all contracts.)

•	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option may not be available under all contracts.)

•

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

•

Minimum Distribution Option (MDO) Annuity: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. (Some employer plans allow you to elect this option earlier—contact TIAA for more information.) The option pays an amount designed to fulfill the distribution requirements under federal tax law. (The option may not be available under all contracts.)

You must apply your entire accumulation under a contract if you want to use the MDO annuity. It is possible that income under the MDO annuity will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO annuity to any other income option for which you’re eligible. Using an MDO won’t affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan).

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to annuity

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income on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

If you haven’t picked an income option when the annuity starting date arrives for your contract, TIAA usually will assume you want the one-life annuity with 10-year guaranteed period if you’re unmarried, subject to the terms of your plan, paid from TIAA’s Traditional Annuity. If you’re married, we will assume for you a survivor annuity with half-benefit to annuity partner with a 10-year guaranteed period, with your spouse as your annuity partner, paid from TIAA’s Traditional Annuity.

TRANSFERS DURING THE ANNUITY PERIOD

After you begin receiving annuity income, you can transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account, (ii) a CREF account, (iii) the TIAA Real Estate Account, or (iv) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We’ll process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the following March  31.

ANNUITY PAYMENTS

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

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Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year—the payment valuation day. Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following each March 31 revaluation will be reflected in the following year’s value.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into an income-paying contract, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each business day and for the last calendar day of each month. We assume an investment return of 4%. The annuity unit value for each income change method is determined by

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updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the value is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

DEATH BENEFITS

PAYMENT OF THE DEATH BENEFIT

If you die before your annuity starting date, the death benefit will be payable to your beneficiary. The death benefit is equal to the accumulation under the contract on the valuation date when we receive all necessary information in good order from the beneficiary. We must receive the following in a form acceptable to us before any death benefit will be paid:

A)	proof of your death;

B)	the choice of a method of payment; and

C)	proof of the beneficiary’s age if the method of payment chosen is the one-life annuity or the minimum distribution annuity.

Payment under the single sum payment method will be made as of the date we receive these items in good order; payment under any other method of payment will start no later than the first day of the month after we have received these items.

Upon receipt of proof of your death, we will divide your accumulation into as many portions as there are validly designated beneficiaries for your contract. If different rate schedules apply to different parts of your TIAA Traditional Annuity accumulation, the resulting portions will be allocated among the parts

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on a pro-rata basis in accordance with the procedures established by us. Each validly designated beneficiary will then have the right to make elections available under your contract in connection with his or her accumulation.

NAMING YOUR BENEFICIARY

Beneficiaries are persons you name to receive the death benefit if you die before your annuity starting date. At any time before your annuity starting date, you may name, change, add or delete your beneficiaries by written notice to us. If your accumulation is subject to spousal rights, then your right to name a beneficiary for the death benefit is subject to the rights of your spouse, if any.

You can name two “classes” of beneficiaries, primary and contingent, which set the order of payment. At your death, your beneficiaries are the surviving primary beneficiary or beneficiaries you named. If no primary beneficiary survives you, your beneficiaries are the surviving contingent beneficiary or beneficiaries you named.

The share of any named beneficiary in a class who does not survive will be allocated in equal shares to the beneficiaries in such class who do survive, even if you’ve provided for these beneficiaries to receive unequal shares.

The death benefit will be paid to your estate in one sum if you name your estate as beneficiary; or none of the beneficiaries you have named is alive at the time of your death; or at your death you had never named a beneficiary. If distributions to a named beneficiary are barred by operation of law, the death benefit will be paid to your estate.

If at your death any distribution of the death benefit would be in conflict with any rights of your spouse under laws that were not previously waived, or with the terms of your employer plan, we will pay the death benefit in accordance with your spouse’s rights.

METHODS OF PAYMENT

Subject to plan restrictions, methods of payment are the ways in which your beneficiary may receive the death benefit. The single sum payment methods are available from the TIAA Traditional Annuity and investment account accumulations. The other methods are available from the TIAA Traditional Annuity only. Your beneficiary can, however, transfer some or all of any of your investment account accumulation to the TIAA Traditional Annuity in order to receive that portion of the death benefit under a method of payment available from the TIAA Traditional Annuity. Your beneficiary can also transfer some or all of your accumulation to CREF in order to receive that portion of the death benefit under a method of payment offered by CREF. Such transfer can be for all of your accumulation, or for any part thereof but generally, not less than $1,000.

You may choose the method of payment and change your choice at any time before payments begin. After your death, your beneficiary may change the method chosen by you, if you so provide. If you do not choose a method of

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payment, your beneficiary will make the choice when he or she becomes entitled to payments. The right to elect a method or change such election may be limited by us.

A beneficiary may not begin to receive the death benefit under the one-life annuity method after he or she attains age 90. If you die before your annuity starting date and have chosen the one-life annuity method for a beneficiary who has attained age 90, he or she must choose another method. Any choice of method or change of such choice must be made by written notice to us.

Generally, the distribution of the death benefit under any method of payment must be made over the lifetime of your beneficiary or over a period not to exceed your beneficiary’s life expectancy, in accordance with applicable tax law. The distribution of the death benefit under a method of payment must be made in such a form and begin at such date as meets the requirements of the IRC and the regulations thereunder. If such method of payment has not been chosen to begin by that date, payments will be made to your beneficiary under the form of distribution, if any, specified by the terms of your employer plan, if such form of distribution is available under your contract. Otherwise, we will elect a method of payment in accordance with the requirements of the IRC and any regulations thereunder.

The following are the methods of payment:

Single sum payment. The death benefit will be paid to your beneficiary in one sum.

One-life annuity. A payment will be made to your beneficiary each month for life. A guaranteed period of 10, 15 or 20 years may be included. If a guaranteed period isn’t included, all payments will cease at the death of your beneficiary. If a guaranteed period is included and your beneficiary dies before the end of that period, monthly payments will continue until the end of that period and then cease.

Fixed-period annuity. A payment will be made to your beneficiary each month for a fixed period of not less than two nor more than 30 years, as chosen. At the end of the period chosen, the entire death benefit will have been paid out. If your beneficiary dies before the end of the period chosen, the monthly payments will continue until the end of that period and then cease.

Minimum distribution annuity. This method enables your beneficiary to limit his or her distribution to the minimum distribution requirements of federal tax law. Payments are made from your accumulation in each year that a distribution is required, until your accumulation is entirely paid out or until your beneficiary dies. This method may not provide income for your beneficiary that lasts for his or her entire lifetime. If your beneficiary dies before the entire accumulation has been paid out, the remaining accumulation will be paid in one sum to the payee named to receive it. The value of the death benefit placed under this method must be at least $10,000.

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The amount of death benefit payments will be determined as of the date payments are to begin by:

A)	the amount of your accumulation;

B)	the rate schedule or schedules under which any premiums, additional amounts and internal transfers were applied to your accumulation;

C)	the method of payment chosen for the death benefit; and

D)	the age of your beneficiary, if the method chosen is the one-life annuity or the minimum distribution annuity.

If any method chosen would result in payments of less than $100 a month, we will have the right to require a change in choice that will result in payments of at least $100 a month.

PAYMENTS AFTER THE DEATH OF A BENEFICIARY

Any periodic payments or other amounts remaining due after the death of your beneficiary during a guaranteed or fixed period will be paid to the payee named by you or your beneficiary to receive them, by written notice to us. The commuted value of these payments may be paid in one sum unless we are directed otherwise.

If no payee has been named to receive these payments, or if no one so named is living at the death of your beneficiary, the commuted value will be paid in one sum to your beneficiary’s estate.

If a payee receiving these payments dies before the end of the guaranteed or fixed period, the commuted value of any payments still due that person will be paid to any other payee named to receive it. If no one has been so named, the commuted value will be paid to the estate of the last payee who was receiving these payments.

If your beneficiary dies while any part of the death benefit is held by us under the minimum distribution annuity, that amount will be paid in one sum to the payee you or your beneficiary have named to receive it. If no such person survives your beneficiary, the death benefit will be paid in one sum to your beneficiary’s estate.

SPOUSE’S RIGHTS TO BENEFITS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

•	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

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•

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under a such plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

WAIVER OF SPOUSE’S RIGHTS

If you are married, and all or part of your accumulation is attributable to contributions made under

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

•	an income option other than a two-life annuity with your spouse as second annuitant; or

•	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

•	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and

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the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC, the principal distributor of the contract.

OTHER CHARGES AND EXPENSES

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

TIAA Access ■ Prospectus	41

TAXES

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under Section 401(a), 403(a), 403(b), 414(d), 457(b), or 457(f) retirement plans. If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a) or 403(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Death benefits are usually also subject to federal estate and state estate or inheritance taxation. Generally, transfers between qualified retirement plans and between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $16,500 per year ($22,000 per year if you are age 50 or older). Certain long-term employees may be able to defer up to $19,500 per year in a 403(b) plan ($25,000 per year if you are age 50 or older).

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan for employees of state and local governments is the lesser of $16,500 ($22,000 if you are age 50 or older) or 100% of “includable compensation” (as defined by law).

Note that the dollar amounts listed above are for 2010; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

42	Prospectus ■ TIAA Access

Minimum Distribution Requirements: In most cases, payments from qualified contracts must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Note that for 2010, the minimum distribution requirement under the IRC is not suspended for IRC section 401(a), 403(a), 403(b) and governmental 457(b) plans. The minimum distribution requirement was suspended with respect to such plans in 2009 under The Worker, Retiree, and Employer Recovery Act of 2008. Consult your tax advisor for more information.

Withholding on Distributions: If we pay an “eligible rollover” distribution directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. Nonresident aliens who pay U.S. taxes are subject to different withholding rules.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

•	the payment is for expenses that are ordinary and necessary;

•	the payment is made from a Section 401 or 403 retirement plan;

•	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

•	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

TIAA Access ■ Prospectus	43

ADDITIONAL INFORMATION

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the recent economic and market environment. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “THE SEPARATE ACCOUNT.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA-CREF, P.O. Box 1259, Charlotte, NC 28201, telephone 800 842-2252.

44	Prospectus ■ TIAA Access

Choices and Changes: You have to make your choices or changes through a written notice that is satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we’ll make the change as of the date it was signed, even if the signer has died in the meantime. We make all other changes as of the date the notice is received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (ATS) or the TIAA-CREF website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA-CREF. You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800 842-2252. To use the Internet, go to the account access feature of the TIAA-CREF website at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 800 842-2252 and we will send it to you.

Assigning your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you’re in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800 842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a

TIAA Access ■ Prospectus	45

member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. Registered representatives of Services are compensated through a salary plus an incentive program that emphasizes client service excellence as well as financial results. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $182,007 in fees to Services for fiscal year 2009 for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you make a transfer to or cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

46	Prospectus ■ TIAA Access

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	Variable Annuity Payments

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-3	Additional Information

B-3	Management Related Service Contracts

B-3	Financial Statements

TIAA Access ■ Prospectus	47

APPENDIX A: SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

48	Prospectus ■ TIAA Access

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Lifecycle 2010 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$20.46 to $20.68	$26.90 to $27.04	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.67	$20.46 to $20.68	$26.90 to $27.04
Accumulation Units Outstanding, End of Period	834,738	479,003	221,581

	TIAA-CREF Lifecycle 2015 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$19.56 to $19.77	$26.92 to $27.06	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.60 to $23.98	$19.56 to $19.77	$26.92 to $27.06
Accumulation Units Outstanding, End of Period	965,016	371,431	186,773

	TIAA-CREF Lifecycle 2020 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.61 to $18.81	$26.83 to $26.96	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.78 to $23.15	$18.61 to $18.81	$26.83 to $26.96
Accumulation Units Outstanding, End of Period	910,255	353,430	86,027

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	49

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Lifecycle 2025 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.76 to $17.94	$26.82 to $26.96	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.10 to $22.45	$17.76 to $17.94	$26.82 to $26.96
Accumulation Units Outstanding, End of Period	1,003,532	316,684	102,109

	TIAA-CREF Lifecycle 2030 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.95 to $17.13	$26.85 to $26.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.36 to $21.70	$16.95 to $17.13	$26.85 to $26.98
Accumulation Units Outstanding, End of Period	897,337	327,043	72,850

	TIAA-CREF Lifecycle 2035 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.53 to $16.71	$26.89 to $27.02	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.10 to $21.45	$16.53 to $16.71	$26.89 to $27.02
Accumulation Units Outstanding, End of Period	836,039	285,180	49,517

See notes to separate account condensed financial information.

50	Prospectus ■ TIAA Access

continued

	TIAA-CREF Lifecycle 2040 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$16.60 to $16.77	$26.95 to $27.08	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$21.19 to $21.53	$16.60 to $16.77	$26.95 to $27.08
Accumulation Units Outstanding, End of Period	1,236,735	420,584	98,454

		TIAA-CREF Lifecycle 2045 Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$16.07 to $16.13	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$20.51 to $20.70	$16.07 to $16.13
Accumulation Units Outstanding, End of Period		105,802	2,483

		TIAA-CREF Lifecycle 2050 Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$15.93 to $15.99	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$20.30 to $20.48	$15.93 to $15.99
Accumulation Units Outstanding, End of Period		79,674	1,154

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	51

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

		TIAA-CREF Lifecycle Retirement Income Sub-Account
		For the year ended December 31, 2009	For the period May 1, 2008* to December 31, 2008

Accumulation Unit Value, Beginning of Period Lowest to Highest		$20.90 to $20.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest		$24.13 to $24.35	$20.90 to $20.98
Accumulation Units Outstanding, End of Period		61,844	821

	TIAA-CREF Growth & Income Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$18.84 to $19.04	$29.20 to $29.34	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.73 to $24.12	$18.84 to $19.04	$29.20 to $29.34
Accumulation Units Outstanding, End of Period	1,890,968	527,232	107,738

	TIAA-CREF International Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.43 to $14.59	$28.84 to $28.98	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.90 to $19.21	$14.43 to $14.59	$28.84 to $28.98
Accumulation Units Outstanding, End of Period	2,728,912	1,461,156	901,017

See notes to separate account condensed financial information.

52	Prospectus ■ TIAA Access

continued

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$17.39 to $17.58	$29.72 to $29.87	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$23.30 to $23.67	$17.39 to $17.58	$29.72 to $29.87
Accumulation Units Outstanding, End of Period	202,307	25,965	8,050

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$14.57 to $14.72	$24.41 to $24.54	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$18.92 to $19.23	$14.57 to $14.72	$24.41 to $24.54
Accumulation Units Outstanding, End of Period	1,623,395	572,335	186,179

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.21 to $15.37	$28.51 to $28.65	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$22.17 to $22.53	$15.21 to $15.37	$28.51 to $28.65
Accumulation Units Outstanding, End of Period	1,346,046	289,932	132,954

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	53

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.14 to $15.31	$25.69 to $25.82	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.65 to $20.98	$15.14 to $15.31	$25.69 to $25.82
Accumulation Units Outstanding, End of Period	3,525,572	1,517,415	328,297

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.26 to $15.43	$22.88 to $22.99	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$19.23 to $19.54	$15.26 to $15.43	$22.88 to $22.99
Accumulation Units Outstanding, End of Period	772,413	413,098	90,801

	TIAA-CREF Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.96 to $16.13	$25.62 to $25.75	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.32 to $20.65	$15.96 to $16.13	$25.62 to $25.75
Accumulation Units Outstanding, End of Period	848,411	13,859	4,544

See notes to separate account condensed financial information.

54	Prospectus ■ TIAA Access

continued

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.86 to $16.03	$24.06 to $24.18	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$19.97 to $20.29	$15.86 to $16.03	$24.06 to $24.18
Accumulation Units Outstanding, End of Period	1,574,733	20,290	2,591

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$15.97 to $16.14	$25.21 to $25.33	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$20.98 to $21.32	$15.97 to $16.14	$25.21 to $25.33
Accumulation Units Outstanding, End of Period	344,709	130,944	30,163

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$11.55 to $11.67	$18.95 to $19.05	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$14.29 to $14.52	$11.55 to $11.67	$18.95 to $19.05
Accumulation Units Outstanding, End of Period	289,927	35,961	3,194

See notes to separate account condensed financial information.

TIAA Access ■ Prospectus	55

SEPARATE ACCOUNT CONDENSED FINANCIAL INFORMATION

TIAA ACCESS

	TIAA-CREF Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.98 to $27.26	$26.41 to $26.55	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$28.51 to $28.97	$26.98 to $27.26	$26.41 to $26.55
Accumulation Units Outstanding, End of Period	146,301	6,066	211

	TIAA-CREF Bond Plus Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$25.23 to $25.49	$26.05 to $26.18	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$27.62 to $28.07	$25.23 to $25.49	$26.05 to $26.18
Accumulation Units Outstanding, End of Period	152,630	8,205	776

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.93 to $27.21	$27.58 to $27.72	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$29.27 to $29.75	$26.93 to $27.21	$27.58 to $27.72
Accumulation Units Outstanding, End of Period	45,747	8,923	167

See notes to separate account condensed financial information.

56	Prospectus ■ TIAA Access

concluded

	TIAA-CREF Money Market Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007* to December 31, 2007

Accumulation Unit Value, Beginning of Period Lowest to Highest	$26.55 to $26.83	$26.02 to $26.15	$25.00
Accumulation Unit Value, End of Period Lowest to Highest	$26.48 to $26.90	$26.55 to $26.83	$26.02 to $26.15
Accumulation Units Outstanding, End of Period	65,693	48,466	168

*	Commencement of operations

TIAA Access ■ Prospectus	57

STATEMENT OF ADDITIONAL INFORMATION

Teachers Insurance and Annuity Association of America

TIAA ACCESS

Individual and Group Variable Annuity Contracts

Funded through

TIAA SEPARATE ACCOUNT VA-3

MAY 1, 2010

This Statement of Additional Information is not a prospectus and should be read in connection with the current prospectus dated May 1, 2010 (the “Prospectus”), for the Individual and Group Variable Annuity contracts funded through TIAA Separate Account VA-3. The Prospectus is available without charge by writing Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206 or calling us toll-free at 800 842-2252. Terms used in the Prospectus are incorporated by reference into this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

TABLE OF CONTENTS

B-2	Variable Annuity Payments
B-2	General Matters
B-3	State Regulation
B-3	Legal Matters

B-3	Experts
B-3	Additional Information
B-3	Management Related Service Contracts
B-3	Financial Statements

VARIABLE ANNUITY PAYMENTS

The amount of variable annuity payments we pay will depend upon the number and value of your annuity units in a particular investment account. The number of annuity units is first determined on the day before the annuity payments begin. The amount of the annuity payments will change according to the income change method chosen.

Number of annuity units payable. When a contractowner or beneficiary starts receiving variable annuity payments, the number of annuity units payable from each investment account under an income change method will be determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method, and a factor that represents the present value of an annuity that continues for as long as annuity payments would need to be paid under the annuity option chosen. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then current settlement mortality schedules for the separate account. Contractowners bear no mortality risk under their contracts after annuity payments begin—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments. The number of annuity units for each investment account and income change method remains fixed unless there is a transfer of annuity units or you change your income change method. The number of annuity units payable from a particular investment account and income change method under your contract will be reduced by the number of annuity units you transfer out of that investment account or income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make to that investment account and income change method.

Calculating annuity unit values. The annuity unit value for each investment account is calculated separately for each income change method for each business day and for the last calendar day of each month. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4%, assumed investment return. We further adjust the annuity unit value to reflect the fact that annuity payment amounts are redetermined only once a month or once a year (depending on the income change method chosen). The purpose of the adjustment is to equitably apportion any account gains or losses among those contractowners who receive annuity income for the entire period between valuation dates and those who start or stop receiving annuity income between the two dates. In general, from period to period your payments will increase if the net performance of the investment account is greater than a 4% net annual rate of return and decrease if the net performance is less than a 4% net annual rate of return.

For participants under the annual income change method, the value of the annuity unit for payments remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of such March 31.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right to modify the specific dates that payments will change and the associated payment valuation date. We also can modify or stop offering the annual or monthly income change methods.

GENERAL MATTERS

ASSIGNMENT OF CONTRACTS

Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

PAYMENT TO AN ESTATE, GUARDIAN, TRUSTEE, ETC.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

BENEFITS BASED ON INCORRECT INFORMATION

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

B-2	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

PROOF OF SURVIVAL

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.

STATE REGULATION

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Insurance (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Insurance Department. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

LEGAL MATTERS

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Jonathan Feigelson, Senior Vice President and General Counsel of TIAA and CREF. Dechert LLP has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statement of assets and liabilities of the TIAA Separate Account VA-3 as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of TIAA as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in this Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

MANAGEMENT RELATED SERVICE CONTRACTS

We have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account. TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan Chase Bank, N.A. will provide certain custodial settlement and other associated services to the separate account.

FINANCIAL STATEMENTS

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-3

INDEX TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3 Audited Financial Statements For the Fiscal Year Ended December 31, 2009
B-5	Report of Independent Registered Public Accounting Firm
B-6	Statements of Assets and Liabilities
B-6	Statements of Operations
B-13	Statements of Changes in Net Assets
B-31	Notes to Financial Statements

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA Audited Statutory–Basis Financial Statements December 31, 2009
B-42	Report of Management Responsibility
B-43	Report of Independent Auditors

Statutory–Basis Financial Statements:
B-44	Statutory–Basis Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves
B-45	Statutory–Basis Statements of Operations
B-46	Statutory–Basis Statements of Changes in Capital and Contingency Reserves
B-47	Statutory–Basis Statements of Cash Flows
B-48	Notes to Statutory–Basis Financial Statements

B-4	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractowners of TIAA Separate Account VA-3 and the Board of Trustees of the Teachers Insurance and Annuity Association of America:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 1 of TIAA Separate Account VA-3 at December 31, 2009, the results of each of their operations for the year then ended and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Teachers Insurance and Annuity Association of America; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of fund shares at December 31, 2009 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 22, 2010

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-5

STATEMENTS OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-3   ■   DECEMBER 31, 2009

	TIAA-CREF Lifecycle 2010 Sub-Account	TIAA-CREF Lifecycle 2015 Sub-Account	TIAA-CREF Lifecycle 2020 Sub-Account	TIAA-CREF Lifecycle 2025 Sub-Account	TIAA-CREF Lifecycle 2030 Sub-Account

ASSETS
Investments, at cost	$19,692,953	$21,703,820	$20,004,342	$20,926,615	$17,970,532
Shares held in corresponding Funds	2,282,939	2,614,173	2,465,818	2,703,911	2,417,085
Investments, at value	$20,523,626	$23,030,865	$21,008,767	$22,442,458	$19,409,190
Amounts due from TIAA	—	—	—	—	—
Total assets	20,523,626	23,030,865	21,008,767	22,442,458	19,409,190

LIABILITIES
Amounts due to TIAA	$—	$—	$—	$1	$—
Total liabilities	—	—	—	1	—

NET ASSETS
Accumulation fund	$20,523,626	$23,030,865	$21,008,767	$22,442,457	$19,409,190
Annuity fund	—	—	—	—	—

Net Assets	$20,523,626	$23,030,865	$21,008,767	$22,442,457	$19,409,190

STATEMENTS OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-3   ■   FOR THE YEAR ENDED DECEMBER 31, 2009

	TIAA-CREF Lifecycle 2010 Sub-Account	TIAA-CREF Lifecycle 2015 Sub-Account	TIAA-CREF Lifecycle 2020 Sub-Account	TIAA-CREF Lifecycle 2025 Sub-Account	TIAA-CREF Lifecycle 2030 Sub-Account

INVESTMENT INCOME
Dividends	$486,305	$517,276	$442,961	$450,463	$370,828

EXPENSES
Administrative expenses	33,943	39,327	29,035	32,819	27,671
Mortality and expense risk charges	10,132	10,242	8,939	9,244	8,057
Total expenses	44,075	49,569	37,974	42,063	35,728
Net investment income (loss)	442,230	467,707	404,987	408,400	335,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,045,217)	(536,834)	(240,011)	(397,090)	(269,854)
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	(1,045,217)	(536,834)	(240,011)	(397,090)	(269,854)
Net change in unrealized appreciation (depreciation) on investments	3,303,074	3,179,033	2,822,189	3,387,203	3,065,035
Net realized and unrealized gain (loss) on investments	2,257,857	2,642,199	2,582,178	2,990,113	2,795,181
Net increase (decrease) in net assets resulting from operations	$2,700,087	$3,109,906	$2,987,165	$3,398,513	$3,130,281

B-6	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

	TIAA-CREF Lifecycle 2035 Sub-Account	TIAA-CREF Lifecycle 2040 Sub-Account	TIAA-CREF Lifecycle 2045 Sub-Account	TIAA-CREF Lifecycle 2050 Sub-Account	TIAA-CREF Lifecycle Retirement Income Sub-Account

ASSETS
Investments, at cost	$16,284,922	$24,545,446	$1,964,674	$1,484,258	$3,920,208
Shares held in corresponding Funds	2,252,523	3,322,310	295,784	219,751	458,180
Investments, at value	$17,885,036	$26,578,480	$2,176,973	$1,621,763	$4,100,766
Amounts due from TIAA	—	—	—	—	—
Total assets	17,885,036	26,578,480	2,176,973	1,621,763	4,100,766

LIABILITIES
Amounts due to TIAA	$—	$2	$—	$—	$14,857
Total liabilities	—	2	—	—	14,857

NET ASSETS
Accumulation fund	$17,885,036	$26,578,478	$2,176,973	$1,621,763	$1,496,785
Annuity fund	—	—	—	—	2,589,124

Net Assets	$17,885,036	$26,578,478	$2,176,973	$1,621,763	$4,085,909

	TIAA-CREF Lifecycle 2035 Sub-Account	TIAA-CREF Lifecycle 2040 Sub-Account	TIAA-CREF Lifecycle 2045 Sub-Account	TIAA-CREF Lifecycle 2050 Sub-Account	TIAA-CREF Lifecycle Retirement Income Sub-Account

INVESTMENT INCOME
Dividends	$320,769	$489,350	$29,419	$23,100	$52,198

EXPENSES
Administrative expenses	22,369	30,718	3,949	2,961	5,476
Mortality and expense risk charges	7,290	10,904	525	394	1,012
Total expenses	29,659	41,622	4,474	3,355	6,488
Net investment income (loss)	291,110	447,728	24,945	19,745	45,710

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(227,476)	(207,469)	4,074	25,908	24,108
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	(227,476)	(207,469)	4,074	25,908	24,108
Net change in unrealized appreciation (depreciation) on investments	3,049,630	4,385,210	212,783	137,446	180,406
Net realized and unrealized gain (loss) on investments	2,822,154	4,177,741	216,857	163,354	204,514
Net increase (decrease) in net assets resulting from operations	$3,113,264	$4,625,469	$241,802	$183,099	$250,224

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-7

STATEMENTS OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-3   ■   DECEMBER 31, 2009

	TIAA-CREF Growth & Income Sub-Account	TIAA-CREF International Equity Sub-Account	TIAA-CREF Large-Cap Growth Sub-Account	TIAA-CREF Large-Cap Value Sub-Account	TIAA-CREF Mid-Cap Growth Sub-Account

ASSETS
Investments, at cost	$40,780,308	$56,390,852	$4,114,074	$28,793,968	$25,283,426
Shares held in corresponding Funds	5,593,024	6,263,521	516,728	2,771,727	2,025,615
Investments, at value	$45,415,356	$52,175,113	$4,717,726	$31,043,344	$30,201,927
Amounts due from TIAA	—	13	—	—	—
Total assets	45,415,356	52,175,126	4,717,726	31,043,344	30,201,927

LIABILITIES
Amounts due to TIAA	$4	$—	$—	$4	$—
Total liabilities	4	—	—	4	—

NET ASSETS
Accumulation fund	$45,415,352	$52,175,126	$4,717,726	$31,043,340	$30,201,927
Annuity fund	—	—	—	—	—

Net Assets	$45,415,352	$52,175,126	$4,717,726	$31,043,340	$30,201,927

STATEMENTS OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-3   ■   FOR THE YEAR ENDED DECEMBER 31, 2009

	TIAA-CREF Growth & Income Sub-Account	TIAA-CREF International Equity Sub-Account	TIAA-CREF Large-Cap Growth Sub-Account	TIAA-CREF Large-Cap Value Sub-Account	TIAA-CREF Mid-Cap Growth Sub-Account

INVESTMENT INCOME
Dividends	$394,589	$699,196	$23,090	$369,814	$59,635

EXPENSES
Administrative expenses	71,731	86,641	13,863	49,081	42,573
Mortality and expense risk charges	17,298	24,229	1,518	11,726	11,160
Total expenses	89,029	110,870	15,381	60,807	53,733
Net investment income (loss)	305,560	588,326	7,709	309,007	5,902

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(341,868)	(2,502,848)	(24,846)	(1,127,533)	(1,197,841)
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	(341,868)	(2,502,848)	(24,846)	(1,127,533)	(1,197,841)
Net change in unrealized appreciation (depreciation) on investments	6,883,832	12,282,545	763,508	5,594,904	7,369,542
Net realized and unrealized gain (loss) on investments	6,541,964	9,779,697	738,662	4,467,371	6,171,701
Net increase (decrease) in net assets resulting from operations	$6,847,524	$10,368,023	$746,371	$4,776,378	$6,177,603

B-8	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Mid-Cap Value Sub-Account	TIAA-CREF Small-Cap Equity Sub-Account	TIAA-CREF Large-Cap Growth Index Sub-Account	TIAA-CREF Large-Cap Value Index Sub-Account	TIAA-CREF Equity Index Sub-Account

ASSETS
Investments, at cost	$69,325,192	$14,107,719	$14,521,988	$13,584,292	$16,356,579
Shares held in corresponding Funds	5,160,202	1,319,423	1,441,748	1,343,297	2,106,540
Investments, at value	$73,687,687	$15,041,426	$15,888,065	$14,386,715	$17,484,283
Amounts due from TIAA	—	—	—	—	—
Total assets	73,687,687	15,041,426	15,888,065	14,386,715	17,484,283

LIABILITIES
Amounts due to TIAA	$5	$18	$—	$—	$—
Total liabilities	5	18	—	—	—

NET ASSETS
Accumulation fund	$73,687,682	$15,041,408	$15,888,065	$14,386,715	$17,484,283
Annuity fund	—	—	—	—	—

Net Assets	$73,687,682	$15,041,408	$15,888,065	$14,386,715	$17,484,283

	TIAA-CREF Mid-Cap Value Sub-Account	TIAA-CREF Small-Cap Equity Sub-Account	TIAA-CREF Large-Cap Growth Index Sub-Account	TIAA-CREF Large-Cap Value Index Sub-Account	TIAA-CREF Equity Index Sub-Account

INVESTMENT INCOME
Dividends	$974,257	$97,113	$206,530	$295,312	$263,688

EXPENSES
Administrative expenses	111,793	23,093	19,287	16,344	19,960
Mortality and expense risk charges	31,128	7,034	8,736	7,365	6,099
Total expenses	142,921	30,127	28,023	23,709	26,059
Net investment income (loss)	831,336	66,986	178,507	271,603	237,629

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(939,173)	(424,084)	(1,097,892)	(1,071,441)	(616,009)
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	(939,173)	(424,084)	(1,097,892)	(1,071,441)	(616,009)
Net change in unrealized appreciation (depreciation) on investments	15,324,745	3,226,177	5,058,325	3,209,136	3,176,558
Net realized and unrealized gain (loss) on investments	14,385,572	2,802,093	3,960,433	2,137,695	2,560,549
Net increase (decrease) in net assets resulting from operations	$15,216,908	$2,869,079	$4,138,940	$2,409,298	$2,798,178

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-9

STATEMENTS OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-3   ■   DECEMBER 31, 2009

	TIAA-CREF S&P 500 Index Sub-Account	TIAA-CREF Small-Cap Blend Index Sub-Account	TIAA-CREF International Equity Index Sub-Account	TIAA-CREF Social Choice Equity Sub-Account	TIAA-CREF Real Estate Securities Sub-Account

ASSETS
Investments, at cost	$14,531,373	$28,780,250	$43,180,942	$6,623,733	$3,385,749
Shares held in corresponding Funds	1,409,845	2,892,567	2,765,481	775,150	527,195
Investments, at value	$17,679,453	$31,818,233	$43,252,119	$7,301,912	$4,149,028
Amounts due from TIAA	—	—	—	—	—
Total assets	17,679,453	31,818,233	43,252,119	7,301,912	4,149,028

LIABILITIES
Amounts due to TIAA	$—	$4	$—	$—	$—
Total liabilities	—	4	—	—	—

NET ASSETS
Accumulation fund	$17,679,453	$31,818,229	$43,252,119	$7,301,912	$4,149,028
Annuity fund	—	—	—	—	—

Net Assets	$17,679,453	$31,818,229	$43,252,119	$7,301,912	$4,149,028

STATEMENTS OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-3   ■   FOR THE YEAR ENDED DECEMBER 31, 2009

	TIAA-CREF S&P 500 Index Sub-Account	TIAA-CREF Small-Cap Blend Index Sub-Account	TIAA-CREF International Equity Index Sub-Account	TIAA-CREF Social Choice Equity Sub-Account	TIAA-CREF Real Estate Securities Sub-Account

INVESTMENT INCOME
Dividends	$331,360	$258,444	$875,120	$112,048	$60,176

EXPENSES
Administrative expenses	21,106	40,045	42,879	13,351	10,864
Mortality and expense risk charges	9,093	9,681	18,254	2,950	1,202
Total expenses	30,199	49,726	61,133	16,301	12,066
Net investment income (loss)	301,161	208,718	813,987	95,747	48,110

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,764,257)	(482,467)	(1,197,962)	(144,103)	(90,191)
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	(1,764,257)	(482,467)	(1,197,962)	(144,103)	(90,191)
Net change in unrealized appreciation (depreciation) on investments	5,027,283	4,696,296	7,681,603	1,443,943	875,045
Net realized and unrealized gain (loss) on investments	3,263,026	4,213,829	6,483,641	1,299,840	784,854
Net increase (decrease) in net assets resulting from operations	$3,564,187	$4,422,547	$7,297,628	$1,395,587	$832,964

B-10	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Bond Sub-Account	TIAA-CREF Bond Plus Sub-Account	TIAA-CREF Short-Term Bond Sub-Account	TIAA-CREF High-Yield Sub-Account	TIAA-CREF Inflation-Linked Bond Sub-Account

ASSETS
Investments, at cost	$4,139,770	$4,130,859	$4,316,608	$813,434	$1,290,214
Shares held in corresponding Funds	411,946	431,328	431,298	94,006	125,821
Investments, at value	$4,172,984	$4,218,389	$4,356,107	$867,680	$1,339,987
Amounts due from TIAA	—	—	—	—	—
Total assets	4,172,984	4,218,389	4,356,107	867,680	1,339,987

LIABILITIES
Amounts due to TIAA	$—	$—	$—	$—	$—
Total liabilities	—	—	—	—	—

NET ASSETS
Accumulation fund	$4,172,984	$4,218,389	$4,356,107	$867,680	$1,339,987
Annuity fund	—	—	—	—	—

Net Assets	$4,172,984	$4,218,389	$4,356,107	$867,680	$1,339,987

	TIAA-CREF Bond Sub-Account	TIAA-CREF Bond Plus Sub-Account	TIAA-CREF Short-Term Bond Sub-Account	TIAA-CREF High-Yield Sub-Account	TIAA-CREF Inflation-Linked Bond Sub-Account

INVESTMENT INCOME
Dividends	$61,108	$93,773	$106,597	$40,177	$9,094

EXPENSES
Administrative expenses	11,136	12,422	5,908	1,071	5,462
Mortality and expense risk charges	1,147	1,318	2,301	330	565
Total expenses	12,283	13,740	8,209	1,401	6,027
Net investment income (loss)	48,825	80,033	98,388	38,776	3,067

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,330	5,052	5,167	23,556	14,480
Capital gain distributions	—	—	—	—	—
Net realized gain (loss)	4,330	5,052	5,167	23,556	14,480
Net change in unrealized appreciation (depreciation) on investments	29,596	89,240	57,351	79,308	51,567
Net realized and unrealized gain (loss) on investments	33,926	94,292	62,518	102,864	66,047
Net increase (decrease) in net assets resulting from operations	$82,751	$174,325	$160,906	$141,640	$69,114

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-11

STATEMENTS OF ASSETS AND LIABILITIES

concluded

TIAA SEPARATE ACCOUNT VA-3   ■   DECEMBER 31, 2009

	TIAA-CREF Money Market Sub-Account	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account

ASSETS
Investments, at cost	$1,739,391	$3,172,278	$30,931,315	$10,787,588	$10,265,780
Shares held in corresponding Funds	1,739,391	147,898	861,345	1,127,455	880,558
Investments, at value	$1,739,391	$3,642,737	$32,972,247	$11,432,394	$12,433,503
Amounts due from TIAA	—	—	—	—	—
Total assets	1,739,391	3,642,737	32,972,247	11,432,394	12,433,503

LIABILITIES
Amounts due to TIAA	$—	$22	$199	$69	$77
Total liabilities	—	22	199	69	77

NET ASSETS
Accumulation fund	$1,739,391	$3,642,715	$32,972,048	$11,432,325	$12,433,426
Annuity fund	—	—	—	—	—

Net Assets	$1,739,391	$3,642,715	$32,972,048	$11,432,325	$12,433,426

STATEMENTS OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-3   ■   FOR THE YEAR ENDED DECEMBER 31, 2009

	TIAA-CREF Money Market Sub-Account	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account

INVESTMENT INCOME
Dividends	$9,326	$79,792	$608,703	$445,888	$19,689

EXPENSES
Administrative expenses	13,729	3,150	30,904	10,338	10,723
Mortality and expense risk charges	1,379	1,468	14,418	4,754	4,909
Total expenses	15,108	4,618	45,322	15,092	15,632
Net investment income (loss)	(5,782)	75,174	563,381	430,796	4,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	—	(144,653)	(280,537)	(36,951)	(299,167)
Capital gain distributions	—	—	—	75,889	—
Net realized gain (loss)	—	(144,653)	(280,537)	38,938	(299,167)
Net change in unrealized appreciation (depreciation) on investments	—	664,353	6,901,649	1,039,300	3,182,606
Net realized and unrealized gain (loss) on investments	—	519,700	6,621,112	1,078,238	2,883,439
Net increase (decrease) in net assets resulting from operations	$(5,782)	$594,874	$7,184,493	$1,509,034	$2,887,496

B-12	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Lifecycle 2010 Sub-Account		TIAA-CREF Lifecycle 2015 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$442,230	$261,195	$467,707	$196,111
Net realized gain (loss)	(1,045,217)	(332,085)	(536,834)	(380,074)
Net change in unrealized appreciation (depreciation) on investments	3,303,074	(2,345,088)	3,179,033	(1,789,021)
Net increase (decrease) in net assets resulting from operations	2,700,087	(2,415,978)	3,109,906	(1,972,984)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	9,375,742	6,740,144	8,437,122	3,532,969
Net contractowner transfers between accounts	(631,153)	647,711	4,738,423	1,352,161
Withdrawals and death benefits	(824,132)	(1,058,581)	(588,739)	(631,815)
Net increase (decrease) in net assets resulting from contractowner transactions	7,920,457	6,329,274	12,586,806	4,253,315
Net increase (decrease) in net assets	10,620,544	3,913,296	15,696,712	2,280,331

NET ASSETS
Beginning of year	9,903,082	5,989,786	7,334,153	5,053,822
End of year	$20,523,626	$9,903,082	$23,030,865	$7,334,153

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	479,003	221,581	371,431	186,773
Credited for premiums	427,450	278,987	398,183	158,602
Credited (cancelled) for transfers and disbursements	(71,715)	(21,565)	195,402	26,056
End of year	834,738	479,003	965,016	371,431

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-13

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Lifecycle 2020 Sub-Account		TIAA-CREF Lifecycle 2025 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$404,987	$147,097	$408,400	$119,971
Net realized gain (loss)	(240,011)	(64,924)	(397,090)	(86,432)
Net change in unrealized appreciation (depreciation) on investments	2,822,189	(1,751,181)	3,387,203	(1,811,239)
Net increase (decrease) in net assets resulting from operations	2,987,165	(1,669,008)	3,398,513	(1,777,700)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	9,029,689	3,648,419	9,075,546	3,612,598
Net contractowner transfers between accounts	2,500,934	2,440,070	4,459,351	1,218,861
Withdrawals and death benefits	(152,448)	(95,532)	(172,315)	(124,332)
Net increase (decrease) in net assets resulting from contractowner transactions	11,378,175	5,992,957	13,362,582	4,707,127
Net increase (decrease) in net assets	14,365,340	4,323,949	16,761,095	2,929,427

NET ASSETS
Beginning of year	6,643,427	2,319,478	5,681,362	2,751,935
End of year	$21,008,767	$6,643,427	$22,442,457	$5,681,362

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	353,430	86,027	316,684	102,109
Credited for premiums	444,965	169,574	463,507	171,456
Credited (cancelled) for transfers and disbursements	111,860	97,829	223,341	43,119
End of year	910,255	353,430	1,003,532	316,684

B-14	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2030 Sub-Account		TIAA-CREF Lifecycle 2035 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$335,100	$124,622	$291,110	$113,304
Net realized gain (loss)	(269,854)	(28,349)	(227,476)	(45,246)
Net change in unrealized appreciation (depreciation) on investments	3,065,035	(1,569,287)	3,049,630	(1,410,378)
Net increase (decrease) in net assets resulting from operations	3,130,281	(1,473,014)	3,113,264	(1,342,320)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	9,119,970	3,412,887	9,200,120	4,046,322
Net contractowner transfers between accounts	1,640,290	1,722,420	1,071,632	813,610
Withdrawals and death benefits	(76,332)	(32,701)	(262,488)	(93,120)
Net increase (decrease) in net assets resulting from contractowner transactions	10,683,928	5,102,606	10,009,264	4,766,812
Net increase (decrease) in net assets	13,814,209	3,629,592	13,122,528	3,424,492

NET ASSETS
Beginning of year	5,594,981	1,965,389	4,762,508	1,338,016
End of year	$19,409,190	$5,594,981	$17,885,036	$4,762,508

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	327,043	72,850	285,180	49,517
Credited for premiums	487,292	166,444	502,818	201,497
Credited (cancelled) for transfers and disbursements	83,002	87,749	48,041	34,166
End of year	897,337	327,043	836,039	285,180

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-15

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Lifecycle 2040 Sub-Account		TIAA-CREF Lifecycle 2045 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the period May 1, 2008 (commencement of operations) to December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$447,728	$163,784	$24,945	$640
Net realized gain (loss)	(207,469)	(62,487)	4,074	(500)
Net change in unrealized appreciation (depreciation) on investments	4,385,210	(2,289,208)	212,783	(484)
Net increase (decrease) in net assets resulting from operations	4,625,469	(2,187,911)	241,802	(344)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	14,054,944	5,909,717	1,531,586	31,161
Net contractowner transfers between accounts	1,032,281	972,237	369,371	9,017
Withdrawals and death benefits	(186,038)	(308,341)	(5,620)	—
Net increase (decrease) in net assets resulting from contractowner transactions	14,901,187	6,573,613	1,895,337	40,178
Net increase (decrease) in net assets	19,526,656	4,385,702	2,137,139	39,834

NET ASSETS
Beginning of year	7,051,822	2,666,120	39,834	—
End of year	$26,578,478	$7,051,822	$2,176,973	$39,834

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	420,584	98,454	2,483	—
Credited for premiums	763,343	290,709	83,698	1,873
Credited (cancelled) for transfers and disbursements	52,808	31,421	19,621	610
End of year	1,236,735	420,584	105,802	2,483

B-16	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2050 Sub-Account		TIAA-CREF Lifecycle Retirement Income Sub-Account
	For the year ended December 31, 2009	For the period May 1, 2008 (commencement of operations) to December 31, 2008	For the year ended December 31, 2009	For the period May 1, 2008 (commencement of operations) to December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$19,745	$283	$45,710	$83
Net realized gain (loss)	25,908	(572)	24,108	4
Net change in unrealized appreciation (depreciation) on investments	137,446	59	180,406	152
Net increase (decrease) in net assets resulting from operations	183,099	(230)	250,224	239

FROM CONTRACTOWNER TRANSACTIONS
Premiums	925,621	17,135	561,828	3,924
Net contractowner transfers between accounts	499,870	2,599	3,416,327	12,996
Withdrawals and death benefits	(5,166)	(1,165)	(159,629)	—
Net increase (decrease) in net assets resulting from contractowner transactions	1,420,325	18,569	3,818,526	16,920
Net increase (decrease) in net assets	1,603,424	18,339	4,068,750	17,159

NET ASSETS
Beginning of year	18,339	—	17,159	—
End of year	$1,621,763	$18,339	$4,085,909	$17,159

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	1,154	—	821	—
Credited for premiums	51,326	1,066	24,170	187
Credited (cancelled) for transfers and disbursements	27,194	88	36,853	634
End of year	79,674	1,154	61,844	821

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-17

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Growth & Income Sub-Account		TIAA-CREF International Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$305,560	$95,974	$588,326	$706,489
Net realized gain (loss)	(341,868)	(465,295)	(2,502,848)	(3,633,999)
Net change in unrealized appreciation (depreciation) on investments	6,883,832	(2,203,062)	12,282,545	(13,949,109)
Net increase (decrease) in net assets resulting from operations	6,847,524	(2,572,383)	10,368,023	(16,876,619)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,476,853	858,377	5,903,197	4,115,747
Net contractowner transfers between accounts	25,544,504	8,784,491	15,614,535	10,203,690
Withdrawals and death benefits	(478,455)	(206,692)	(1,014,632)	(2,252,594)
Net increase (decrease) in net assets resulting from contractowner transactions	28,542,902	9,436,176	20,503,100	12,066,843
Net increase (decrease) in net assets	35,390,426	6,863,793	30,871,123	(4,809,776)

NET ASSETS
Beginning of year	10,024,926	3,161,133	21,304,003	26,113,779
End of year	$45,415,352	$10,024,926	$52,175,126	$21,304,003

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	527,232	107,738	1,461,156	901,017
Credited for premiums	167,242	37,782	375,758	208,809
Credited (cancelled) for transfers and disbursements	1,196,494	381,712	891,998	351,330
End of year	1,890,968	527,232	2,728,912	1,461,156

B-18	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Large-Cap Growth Sub-Account		TIAA-CREF Large-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$7,709	$2,951	$309,007	$213,539
Net realized gain (loss)	(24,846)	(28,022)	(1,127,533)	(978,859)
Net change in unrealized appreciation (depreciation) on investments	763,508	(148,254)	5,594,904	(2,806,600)
Net increase (decrease) in net assets resulting from operations	746,371	(173,325)	4,776,378	(3,571,920)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	739,104	48,550	3,416,254	1,513,632
Net contractowner transfers between accounts	2,830,094	343,021	15,081,401	6,373,908
Withdrawals and death benefits	(51,704)	(4,856)	(651,134)	(463,336)
Net increase (decrease) in net assets resulting from contractowner transactions	3,517,494	386,715	17,846,521	7,424,204
Net increase (decrease) in net assets	4,263,865	213,390	22,622,899	3,852,284

NET ASSETS
Beginning of year	453,861	240,471	8,420,441	4,568,157
End of year	$4,717,726	$453,861	$31,043,340	$8,420,441

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	25,965	8,050	572,335	186,179
Credited for premiums	37,167	2,464	210,763	79,623
Credited (cancelled) for transfers and disbursements	139,175	15,451	840,297	306,533
End of year	202,307	25,965	1,623,395	572,335

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-19

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Mid-Cap Growth Sub-Account		TIAA-CREF Mid-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$5,902	$2,843	$831,336	$408,549
Net realized gain (loss)	(1,197,841)	(366,931)	(939,173)	(582,891)
Net change in unrealized appreciation (depreciation) on investments	7,369,542	(2,260,781)	15,324,745	(10,136,099)
Net increase (decrease) in net assets resulting from operations	6,177,603	(2,624,869)	15,216,908	(10,310,441)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	2,888,070	877,140	6,075,159	2,270,155
Net contractowner transfers between accounts	17,151,820	3,100,033	29,805,317	23,777,455
Withdrawals and death benefits	(468,566)	(708,685)	(618,557)	(1,004,170)
Net increase (decrease) in net assets resulting from contractowner transactions	19,571,324	3,268,488	35,261,919	25,043,440
Net increase (decrease) in net assets	25,748,927	643,619	50,478,827	14,732,999

NET ASSETS
Beginning of year	4,453,000	3,809,381	23,208,855	8,475,856
End of year	$30,201,927	$4,453,000	$73,687,682	$23,208,855

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	289,932	132,954	1,517,415	328,297
Credited for premiums	154,704	41,166	351,974	115,603
Credited (cancelled) for transfers and disbursements	901,410	115,812	1,656,183	1,073,515
End of year	1,346,046	289,932	3,525,572	1,517,415

B-20	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Small-Cap Equity Sub-Account		TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$66,986	$30,405	$178,507	$123,279
Net realized gain (loss)	(424,084)	(180,954)	(1,097,892)	(327,003)
Net change in unrealized appreciation (depreciation) on investments	3,226,177	(2,051,979)	5,058,325	(3,632,785)
Net increase (decrease) in net assets resulting from operations	2,869,079	(2,202,528)	4,138,940	(3,836,509)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	1,925,259	771,178	1,438,190	841,416
Net contractowner transfers between accounts	4,011,740	5,900,455	2,592,128	7,829,416
Withdrawals and death benefits	(135,501)	(185,814)	(801,008)	(214,432)
Net increase (decrease) in net assets resulting from contractowner transactions	5,801,498	6,485,819	3,229,310	8,456,400
Net increase (decrease) in net assets	8,670,577	4,283,291	7,368,250	4,619,891

NET ASSETS
Beginning of year	6,370,831	2,087,540	8,519,815	3,899,924
End of year	$15,041,408	$6,370,831	$15,888,065	$8,519,815

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	413,098	90,801	510,599	143,561
Credited for premiums	119,428	41,825	76,194	40,706
Credited (cancelled) for transfers and disbursements	239,887	280,472	109,228	326,332
End of year	772,413	413,098	696,021	510,599

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-21

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Large-Cap Value Index Sub-Account		TIAA-CREF Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$271,603	$234,213	$237,629	$4,316
Net realized gain (loss)	(1,071,441)	(711,194)	(616,009)	(14,105)
Net change in unrealized appreciation (depreciation) on investments	3,209,136	(2,255,482)	3,176,558	(50,218)
Net increase (decrease) in net assets resulting from operations	2,409,298	(2,732,463)	2,798,178	(60,007)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	1,264,645	657,113	1,364,944	43,686
Net contractowner transfers between accounts	3,655,063	7,841,159	13,371,450	132,838
Withdrawals and death benefits	(199,599)	(265,818)	(272,866)	(10,934)
Net increase (decrease) in net assets resulting from contractowner transactions	4,720,109	8,232,454	14,463,528	165,590
Net increase (decrease) in net assets	7,129,407	5,499,991	17,261,706	105,583

NET ASSETS
Beginning of year	7,257,308	1,757,317	222,577	116,994
End of year	$14,386,715	$7,257,308	$17,484,283	$222,577

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	468,182	71,459	13,859	4,544
Credited for premiums	81,524	34,332	74,081	2,368
Credited (cancelled) for transfers and disbursements	227,092	362,391	760,471	6,947
End of year	776,798	468,182	848,411	13,859

B-22	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF S&P 500 Index Sub-Account		TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$301,161	$199,908	$208,718	$4,589
Net realized gain (loss)	(1,764,257)	(1,050,183)	(482,467)	12,139
Net change in unrealized appreciation (depreciation) on investments	5,027,283	(1,788,983)	4,696,296	(107,116)
Net increase (decrease) in net assets resulting from operations	3,564,187	(2,639,258)	4,422,547	(90,388)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,971,089	1,434,866	2,405,255	64,633
Net contractowner transfers between accounts	2,434,350	6,972,095	24,942,224	287,480
Withdrawals and death benefits	(82,558)	(643,583)	(275,621)	(507)
Net increase (decrease) in net assets resulting from contractowner transactions	6,322,881	7,763,378	27,071,858	351,606
Net increase (decrease) in net assets	9,887,068	5,124,120	31,494,405	261,218

NET ASSETS
Beginning of year	7,792,385	2,668,265	323,824	62,606
End of year	$17,679,453	$7,792,385	$31,818,229	$323,824

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	477,860	102,984	20,290	2,591
Credited for premiums	232,775	72,249	133,414	3,128
Credited (cancelled) for transfers and disbursements	148,952	302,627	1,421,029	14,571
End of year	859,587	477,860	1,574,733	20,290

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-23

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF International Equity Index Sub-Account		TIAA-CREF Social Choice Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$813,987	$561,292	$95,747	$42,055
Net realized gain (loss)	(1,197,962)	(607,935)	(144,103)	(111,418)
Net change in unrealized appreciation (depreciation) on investments	7,681,603	(7,357,545)	1,443,943	(734,507)
Net increase (decrease) in net assets resulting from operations	7,297,628	(7,404,188)	1,395,587	(803,870)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,307,575	1,751,556	1,158,281	356,145
Net contractowner transfers between accounts	18,183,649	13,129,454	2,748,904	1,835,817
Withdrawals and death benefits	(510,932)	(814,200)	(112,779)	(40,729)
Net increase (decrease) in net assets resulting from contractowner transactions	20,980,292	14,066,810	3,794,406	2,151,233
Net increase (decrease) in net assets	28,277,920	6,662,622	5,189,993	1,347,363

NET ASSETS
Beginning of year	14,974,199	8,311,577	2,111,919	764,556
End of year	$43,252,119	$14,974,199	$7,301,912	$2,111,919

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	948,148	303,681	130,944	30,163
Credited for premiums	192,668	87,490	65,278	17,600
Credited (cancelled) for transfers and disbursements	978,301	556,977	148,487	83,181
End of year	2,119,117	948,148	344,709	130,944

B-24	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Real Estate Securities Sub-Account		TIAA-CREF Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$48,110	$6,639	$48,825	$1,760
Net realized gain (loss)	(90,191)	(67,661)	4,330	(879)
Net change in unrealized appreciation (depreciation) on investments	875,045	(101,440)	29,596	3,546
Net increase (decrease) in net assets resulting from operations	832,964	(162,462)	82,751	4,427

FROM CONTRACTOWNER TRANSACTIONS
Premiums	427,236	45,644	317,302	11,308
Net contractowner transfers between accounts	2,499,236	516,320	3,634,588	161,830
Withdrawals and death benefits	(27,261)	(43,492)	(25,462)	(19,335)
Net increase (decrease) in net assets resulting from contractowner transactions	2,899,211	518,472	3,926,428	153,803
Net increase (decrease) in net assets	3,732,175	356,010	4,009,179	158,230

NET ASSETS
Beginning of year	416,853	60,843	163,805	5,575
End of year	$4,149,028	$416,853	$4,172,984	$163,805

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	35,961	3,194	6,066	211
Credited for premiums	37,878	3,389	11,307	430
Credited (cancelled) for transfers and disbursements	216,088	29,378	128,928	5,425
End of year	289,927	35,961	146,301	6,066

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-25

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Bond Plus Sub-Account		TIAA-CREF Short-Term Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$80,033	$2,870	$98,388	$65,622
Net realized gain (loss)	5,052	(331)	5,167	(1,266)
Net change in unrealized appreciation (depreciation) on investments	89,240	(1,696)	57,351	(22,308)
Net increase (decrease) in net assets resulting from operations	174,325	843	160,906	42,048

FROM CONTRACTOWNER TRANSACTIONS
Premiums	382,256	23,953	350,567	130,962
Net contractowner transfers between accounts	3,519,458	162,663	1,820,072	948,480
Withdrawals and death benefits	(65,192)	(221)	(93,356)	(228,439)
Net increase (decrease) in net assets resulting from contractowner transactions	3,836,522	186,395	2,077,283	851,003
Net increase (decrease) in net assets	4,010,847	187,238	2,238,189	893,051

NET ASSETS
Beginning of year	207,542	20,304	2,117,918	1,224,867
End of year	$4,218,389	$207,542	$4,356,107	$2,117,918

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	8,205	776	78,785	46,674
Credited for premiums	14,363	951	12,720	4,946
Credited (cancelled) for transfers and disbursements	130,062	6,478	62,494	27,165
End of year	152,630	8,205	153,999	78,785

B-26	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF High-Yield Sub-Account		TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$38,776	$8,325	$3,067	$4,422
Net realized gain (loss)	23,556	(6,099)	14,480	(19,935)
Net change in unrealized appreciation (depreciation) on investments	79,308	(24,820)	51,567	(2,029)
Net increase (decrease) in net assets resulting from operations	141,640	(22,594)	69,114	(17,542)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	126,521	14,397	328,672	37,912
Net contractowner transfers between accounts	519,573	94,385	703,115	229,651
Withdrawals and death benefits	(6,171)	(8,056)	(1,307)	(14,250)
Net increase (decrease) in net assets resulting from contractowner transactions	639,923	100,726	1,030,480	253,313
Net increase (decrease) in net assets	781,563	78,132	1,099,594	235,771

NET ASSETS
Beginning of year	86,117	7,985	240,393	4,622
End of year	$867,680	$86,117	$1,339,987	$240,393

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	4,179	312	8,923	167
Credited for premiums	4,760	613	11,614	1,365
Credited (cancelled) for transfers and disbursements	20,951	3,254	25,210	7,391
End of year	29,890	4,179	45,747	8,923

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-27

STATEMENTS OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Money Market Sub-Account		American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$(5,782)	$4,010	$75,174	$13,509
Net realized gain (loss)	—	(4,081)	(144,653)	(10,181)
Net change in unrealized appreciation (depreciation) on investments	—	—	664,353	(193,631)
Net increase (decrease) in net assets resulting from operations	(5,782)	(71)	594,874	(190,303)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	565,425	48,207	407,891	240,212
Net contractowner transfers between accounts	147,972	1,243,480	1,966,070	809,007
Withdrawals and death benefits	(256,144)	(8,077)	(104,490)	(83,472)
Net increase (decrease) in net assets resulting from contractowner transactions	457,253	1,283,610	2,269,471	965,747
Net increase (decrease) in net assets	451,471	1,283,539	2,864,345	775,444

NET ASSETS
Beginning of year	1,287,920	4,381	778,370	2,926
End of year	$1,739,391	$1,287,920	$3,642,715	$778,370

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	48,466	168	45,591	114
Credited for premiums	21,305	1,819	22,731	10,738
Credited (cancelled) for transfers and disbursements	(4,078)	46,479	110,764	34,739
End of year	65,693	48,466	179,086	45,591

B-28	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account		Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$563,381	$331,590	$430,796	$188,841
Net realized gain (loss)	(280,537)	465,223	38,938	(146,806)
Net change in unrealized appreciation (depreciation) on investments	6,901,649	(4,860,679)	1,039,300	(390,206)
Net increase (decrease) in net assets resulting from operations	7,184,493	(4,063,866)	1,509,034	(348,171)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	2,075,039	776,541	522,464	221,213
Net contractowner transfers between accounts	12,249,168	15,354,339	5,678,824	3,034,852
Withdrawals and death benefits	(310,241)	(296,667)	(175,082)	(359,847)
Net increase (decrease) in net assets resulting from contractowner transactions	14,013,966	15,834,213	6,026,206	2,896,218
Net increase (decrease) in net assets	21,198,459	11,770,347	7,535,240	2,548,047

NET ASSETS
Beginning of year	11,773,589	3,242	3,897,085	1,349,038
End of year	$32,972,048	$11,773,589	$11,432,325	$3,897,085

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	670,715	110	168,312	52,626
Credited for premiums	101,041	37,306	20,112	9,167
Credited (cancelled) for transfers and disbursements	576,985	633,299	204,756	106,519
End of year	1,348,741	670,715	393,180	168,312

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-29

STATEMENTS OF CHANGES IN NET ASSETS

concluded

TIAA SEPARATE ACCOUNT VA-3

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$4,057	$2,352
Net realized gain (loss)	(299,167)	(251,683)
Net change in unrealized appreciation (depreciation) on investments	3,182,606	(950,349)
Net increase (decrease) in net assets resulting from operations	2,887,496	(1,199,680)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	744,658	202,092
Net contractowner transfers between accounts	6,546,671	1,663,616
Withdrawals and death benefits	(109,429)	(119,038)
Net increase (decrease) in net assets resulting from contractowner transactions	7,181,900	1,746,670
Net increase (decrease) in net assets	10,069,396	546,990

NET ASSETS
Beginning of year	2,364,030	1,817,040
End of year	$12,433,426	$2,364,030

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of year	150,057	68,088
Credited for premiums	37,384	9,776
Credited (cancelled) for transfers and disbursements	328,533	72,193
End of year	515,974	150,057

B-30	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

Note 1—organization and significant accounting policies

TIAA Separate Account VA-3 (the “Separate Account”) was established on May 17, 2006 as a separate investment account of Teachers Insurance and Annuity Association of America (“TIAA”) under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the Securities and Exchange Commission (“Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable annuity contracts in retirement plans. The Separate Account consists of thirty-five investment accounts (“Sub-Accounts”). The Separate Account may invest in the Institutional Class of the following underlying TIAA-CREF Funds (“Funds” or individually the “Fund”): Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050, and Lifecycle Retirement Income, the Growth & Income, International Equity, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, Equity Index, S&P 500 Index, Small-Cap Blend Index, International Equity Index, Social Choice Equity, Real Estate Securities, Bond, Bond Plus, Short-Term Bond, High Yield, Inflation-Linked Bond, and Money Market. The Separate Account may also invest in the following non-TIAA-CREF Funds: American Funds Washington Mutual Investors Fund (Class R-5); American Funds EuroPacific Growth Fund (Class R-5); Western Asset Core Plus Bond Portfolio (Institutional Class); and the T. Rowe Price® Institutional Large-Cap Growth Fund.

The Sub-Accounts commenced operations on February 1, 2007, except for the American Funds Washington Mutual Investors Fund Sub-Account and the American Funds EuroPacific Growth Fund Sub-Account, which commenced operations on August 8, 2007, and the Lifecycle 2045, Lifecycle 2050 and the Lifecycle Retirement Income Sub-Accounts, which commenced operations on May 1, 2008.

The TIAA-CREF Mid-Cap Growth Index, TIAA-CREF Mid-Cap Value Index, TIAA-CREF Mid-Cap Blend Index, TIAA-CREF Small-Cap Growth Index and the TIAA-CREF Small-Cap Value Index Sub-Accounts were closed on June 12, 2009.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

TIAA-CREF Lifecycle Retirement Income Annuity Fund commenced on May 8, 2009.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA Separate Account VA-3 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years (2007-2009) and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Separate Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies—These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2009, all of the investments in the Sub- Accounts were valued based on Level 1 inputs.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-31

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Separate Account Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain insurance risks borne by TIAA.

The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

Accumulation Expenses

(as a percentage of average account value)

Separate Account	Administrative		Mortality and Expense Risk		Total Separate Account Charges
	Current	Maximum	Current	Maximum	Current	Maximum
Level 1	0.15%	1.50%	0.07%	0.50%	0.22%	2.00%
Level 2	0.25%	1.50%	0.07%	0.50%	0.32%	2.00%
Level 3	0.40%	1.50%	0.07%	0.50%	0.47%	2.00%
Level 4	0.70%	1.50%	0.07%	0.50%	0.77%	2.00%

Payout Annuity Expenses

(as a percentage of average account value)

Separate Account	Administrative		Mortality and Expense Risk		Total Separate Account Charges
	Current	Maximum	Current	Maximum	Current	Maximum
Level 1	0.29%	1.50%	0.07%	0.50%	0.36%	2.00%
Level 2	0.29%	1.50%	0.07%	0.50%	0.36%	2.00%
Level 3	0.29%	1.50%	0.07%	0.50%	0.36%	2.00%
Level 4	0.29%	1.50%	0.07%	0.50%	0.36%	2.00%

The Sub-Accounts indirectly pay expenses of the underlying Funds. With respect to investments in TIAA-CREF Funds, these include management fees paid to Teachers Advisors, Inc (“Advisors”), a wholly-owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser.

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, for distribution services. Services performs all sales and marketing functions relative to the contracts. Services also may make cash payments to certain third-party broker-dealers and others, such as third-party administrators of employer plans, who may provide TIAA access to their distribution platforms, as well as transaction processing or administrative services.

TIAA owns less than 1% of the outstanding units of the TIAA-CREF Lifecycle 2010, TIAA-CREF International Equity, TIAA-CREF Large-Cap Growth, TIAA-CREF Large-Cap Growth Index, TIAA-CREF Large-Cap Value Index, TIAA-CREF Equity Index, TIAA-CREF Bond, TIAA-CREF Bond Plus, TIAA-CREF Short-Term Bond, TIAA-CREF High-Yield, TIAA-CREF Inflation-Linked Bond, TIAA-CREF Money Market, American Funds Washington Mutual Investors (Class R-5), American Funds EuroPacific Growth Fund (Class R-5) and the T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Accounts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2009 were as follows:

Sub-Accounts	Purchases	Sales
TIAA-CREF Lifecycle 2010	$12,636,337	$4,269,319
TIAA-CREF Lifecycle 2015	14,765,637	1,713,252
TIAA-CREF Lifecycle 2020	12,860,143	1,075,431
TIAA-CREF Lifecycle 2025	14,785,340	1,013,378
TIAA-CREF Lifecycle 2030	11,865,077	844,912
TIAA-CREF Lifecycle 2035	10,869,016	567,845
TIAA-CREF Lifecycle 2040	15,925,824	575,766
TIAA-CREF Lifecycle 2045	1,966,206	46,083
TIAA-CREF Lifecycle 2050	1,583,310	143,318
TIAA-CREF Lifecycle Retirement Income	4,321,844	442,815
TIAA-CREF Growth & Income	29,812,989	963,711
TIAA-CREF International Equity	23,333,428	2,237,130
TIAA-CREF Large-Cap Growth	3,897,602	371,856
TIAA-CREF Large-Cap Value	20,319,852	2,162,936
TIAA-CREF Mid-Cap Growth	24,626,064	5,048,054
TIAA-CREF Mid-Cap Value	38,420,623	2,325,030
TIAA-CREF Small-Cap Equity	6,817,675	948,545
TIAA-CREF Large-Cap Growth Index	6,813,508	3,402,392
TIAA-CREF Large-Cap Value Index	7,023,032	2,030,784
TIAA-CREF Equity Index	18,727,164	2,029,882
TIAA-CREF S&P 500 Index	11,240,963	4,615,789
TIAA-CREF Small-Cap Blend Index	30,386,306	1,561,189
TIAA-CREF International Equity Index	23,301,374	1,504,929
TIAA-CREF Social Choice Equity	4,459,526	568,886
TIAA-CREF Real Estate Securities	3,212,475	264,762
TIAA-CREF Bond	4,124,317	149,095
TIAA-CREF Bond Plus	4,212,493	295,876
TIAA-CREF Short-Term Bond	3,303,963	1,126,975
TIAA-CREF High-Yield	891,369	212,616
TIAA-CREF Inflation-Linked Bond	1,286,399	252,833
TIAA-CREF Money Market	2,348,850	1,896,485
American Funds Washington Mutual Investors Fund (Class R-5)	2,776,699	432,037
American Funds EuroPacific Growth Fund (Class R-5)	15,145,923	568,339
Western Asset Core Plus Bond Portfolio (Institutional Class)	9,992,130	3,458,977
T. Rowe Price® Institutional Large-Cap Growth Fund	9,023,733	1,836,226

Note 5—accounting pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of the new disclosure requirements will have on the financial statements.

B-32	Statement of Additional Information ■ TIAA Acess: TIAA Separate Account VA-3

continued

Note 6—subsequent event

On March 17, 2010, the TIAA Board of Trustees approved a reduction in the Separate Account Level 1 Accumulation administrative expense from 0.15% to 0.05%. This will take effect May 1, 2010. The fee reduction does not apply to the administrative expense for the payout annuity.

Note 7—condensed financial information

	TIAA-CREF Lifecycle 2010 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	18.61% to 19.26%	(23.92)% to (23.50)%	3.68% to 7.82%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.67	$20.46 to $20.68	$26.90 to $27.04
Net Assets, End of Period	$20,523,626	$9,903,082	$5,989,786
Accumulation Units Outstanding, End of Period	834,738	479,003	221,581
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.48%	3.23%	10.83%	(c)

	TIAA-CREF Lifecycle 2015 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	20.62% to 21.28%	(27.34)% to (26.94)%	3.58% to 8.02%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$23.60 to $23.98	$19.56 to $19.77	$26.92 to $27.06
Net Assets, End of Period	$23,030,865	$7,334,153	$5,053,822
Accumulation Units Outstanding, End of Period	965,016	371,431	186,773
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.65%	3.44%	9.63%	(c)

	TIAA-CREF Lifecycle 2020 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	22.43% to 23.10%	(30.64)% to (30.25)%	3.11% to 7.53%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$22.78 to $23.15	$18.61 to $18.81	$26.83 to $26.96
Net Assets, End of Period	$21,008,767	$6,643,427	$2,319,478
Accumulation Units Outstanding, End of Period	910,255	353,430	86,027
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.51%	3.58%	12.65%	(c)

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-33

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Lifecycle 2025 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	24.44% to 25.12%	(33.80)% to (33.44)%	2.90% to 7.52%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$22.10 to $22.45	$17.76 to $17.94	$26.82 to $26.96
Net Assets, End of Period	$22,442,457	$5,681,362	$2,751,935
Accumulation Units Outstanding, End of Period	1,003,532	316,684	102,109
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.48%	3.18%	8.24%	(c)

	TIAA-CREF Lifecycle 2030 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	26.03% to 26.73%	(36.88)% to (36.53)%	2.79% to 7.50%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$21.36 to $21.70	$16.95 to $17.13	$26.85 to $26.98
Net Assets, End of Period	$19,409,190	$5,594,981	$1,965,389
Accumulation Units Outstanding, End of Period	897,337	327,043	72,850
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.27%	4.08%	10.05%	(c)

	TIAA-CREF Lifecycle 2035 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	27.66% to 28.37%	(38.51)% to (38.17)%	2.76% to 7.66%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$21.10 to $21.45	$16.53 to $16.71	$26.89 to $27.02
Net Assets, End of Period	$17,885,036	$4,762,508	$1,338,016
Accumulation Units Outstanding, End of Period	836,039	285,180	49,517
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.11%	4.45%	10.33%	(c)

	TIAA-CREF Lifecycle 2040 Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	27.66% to 28.36%	(38.41)% to (38.07)%	2.89% to 7.90%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$21.19 to $21.53	$16.60 to $16.77	$26.95 to $27.08
Net Assets, End of Period	$26,578,478	$7,051,822	$2,666,120
Accumulation Units Outstanding, End of Period	1,236,735	420,584	98,454
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.19%	3.93%	8.88%	(c)

B-34	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to condensed financial information.

continued

	TIAA-CREF Lifecycle 2045 Sub-Account			TIAA-CREF Lifecycle 2050 Sub-Account
	For the year ended 2009	For the period May 1, 2008 (commencement of operations) to December 31, 2008		For the year ended 2009	For the period May 1, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (f)	27.59% to 28.29%	(35.71)% to (35.47)%	(a)	27.37% to 28.07%	(36.26)% to (36.03)%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$20.51 to $20.70	$16.07 to $16.13		$20.30 to $20.48	$15.93 to $15.99
Net Assets, End of Period	$2,176,973	$39,834		$1,621,763	$18,339
Accumulation Units Outstanding, End of Period	105,802	2,483		79,674	1,154
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	(c)	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.91%	9.50%	(c)	4.08%	7.94%	(c)

	TIAA-CREF Lifecycle Retirement Income Sub-Account
	For the year ended December 31, 2009	For the period May 1, 2008 (commencement of operations) to December 31, 2008

Total Return Lowest to Highest (f)	15.43% to 16.07%	(16.40)% to (16.09)%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$24.13 to $24.35	$20.90 to $20.98
Net Assets, End of Period	$4,085,909	$17,159
Accumulation Units Outstanding, End of Period	61,844	821
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	2.64%	5.49%	(c)

	TIAA-CREF Growth & Income Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	25.97% to 26.67%	(35.47)% to (35.11)%	10.09% to 16.72%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$23.73 to $24.12	$18.84 to $19.04	$29.20 to $29.34
Net Assets, End of Period	$45,415,352	$10,024,926	$3,161,133
Accumulation Units Outstanding, End of Period	1,890,968	527,232	107,738
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	1.61%	2.11%	2.36%	(c)

	TIAA-CREF International Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	30.99% to 31.71%	(49.95)% to (49.68)%	5.70% to 15.32%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$18.90 to $19.21	$14.43 to $14.59	$28.84 to $28.98
Net Assets, End of Period	$52,175,126	$21,304,003	$26,113,779
Accumulation Units Outstanding, End of Period	2,728,912	1,461,156	901,017
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	2.14%	3.07%	3.52%	(c)

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-35

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF Large-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	33.96% to 34.70%	(41.49)% to (41.17)%	14.46% to 18.92%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$23.30 to $23.67	$17.39 to $17.58	$29.72 to $29.87
Net Assets, End of Period	$4,717,726	$453,861	$240,471
Accumulation Units Outstanding, End of Period	202,307	25,965	8,050
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	1.07%	1.33%	3.80%	(c)

	TIAA-CREF Large-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	29.87% to 30.59%	(40.32)% to (39.99)%	(6.74)% to (2.51)%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$18.92 to $19.23	$14.57 to $14.72	$24.41 to $24.54
Net Assets, End of Period	$31,043,340	$8,420,441	$4,568,157
Accumulation Units Outstanding, End of Period	1,623,395	572,335	186,179
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	2.28%	3.29%	3.93%	(c)

	TIAA-CREF Mid-Cap Growth Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	45.79% to 46.60%	(46.66)% to (46.37)%	9.57% to 13.59%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$22.17 to $22.53	$15.21 to $15.37	$28.51 to $28.65
Net Assets, End of Period	$30,201,927	$4,453,000	$3,809,381
Accumulation Units Outstanding, End of Period	1,346,046	289,932	132,954
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	0.38%	0.30%	0.56%	(c)

	TIAA-CREF Mid-Cap Value Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	36.34% to 37.09%	(41.05)% to (40.72)%	(3.27)% to 2.46%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$20.65 to $20.98	$15.14 to $15.31	$25.69 to $25.82
Net Assets, End of Period	$73,687,682	$23,208,855	$8,475,856
Accumulation Units Outstanding, End of Period	3,525,572	1,517,415	328,297
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	2.23%	2.65%	3.72%	(c)

B-36	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to condensed financial information.

continued

	TIAA-CREF Small-Cap Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	26.00% to 26.69%	(33.27%) to (32.90%)	(10.52)% to (8.95)%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$19.23 to $19.54	$15.26 to $15.43	$22.88 to $22.99
Net Assets, End of Period	$15,041,408	$6,370,831	$2,087,540
Accumulation Units Outstanding, End of Period	772,413	413,098	90,801
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	0.98%	0.85%	3.39%	(c)

	TIAA-CREF Large-Cap Growth Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	36.54% to 36.88%	(38.75)% to (38.60)%	7.99% to 8.23%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$22.67 to $22.83	$16.60 to $16.68	$27.03 to $27.17
Net Assets, End of Period	$15,888,065	$8,519,815	$3,899,924
Accumulation Units Outstanding, End of Period	696,021	510,599	143,561
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	1.69%	2.01%	3.41%	(c)

	TIAA-CREF Large-Cap Value Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	19.21% to 19.51%	(37.14)% to (36.98)%	(2.57)% to (2.34)%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$18.39 to $18.52	$15.43 to $15.50	$24.47 to $24.60
Net Assets, End of Period	$14,386,715	$7,257,308	$1,757,317
Accumulation Units Outstanding, End of Period	776,798	468,182	71,459
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	2.86%	4.87%	6.53%	(c)

	TIAA-CREF Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	27.36% to 28.06%	(37.71)% to (37.37)%	(0.92)% to 2.42%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$20.32 to $20.65	$15.96 to $16.13	$25.62 to $25.75
Net Assets, End of Period	$17,484,283	$222,577	$116,994
Accumulation Units Outstanding, End of Period	848,411	13,859	4,544
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.03%	3.58%	9.69%	(c)

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-37

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF S&P 500 Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	25.87% to 26.18%	(37.22)% to (37.06)%	2.84% to 3.07%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$20.43 to $20.58	$16.23 to $16.31	$25.78 to $25.91
Net Assets, End of Period	$17,679,453	$7,792,385	$2,668,265
Accumulation Units Outstanding, End of Period	859,587	477,860	102,984
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	2.62%	3.84%	3.66%	(c)

	TIAA-CREF Small-Cap Blend Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	25.86% to 26.56%	(34.05)% to (33.69)%	(5.75)% to (4.20)%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$19.97 to $20.29	$15.86 to $16.03	$24.06 to $24.18
Net Assets, End of Period	$31,818,229	$323,824	$62,606
Accumulation Units Outstanding, End of Period	1,574,733	20,290	2,591
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	1.87%	2.90%	4.56%	(c)

	TIAA-CREF International Equity Index Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	28.98% to 29.30%	(42.45)% to (42.30)%	8.67% to 8.91%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$20.27 to $20.42	$15.72 to $15.79	$27.23 to $27.37
Net Assets, End of Period	$43,252,119	$14,974,199	$8,311,577
Accumulation Units Outstanding, End of Period	2,119,117	948,148	303,681
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	3.45%	4.87%	6.79%	(c)

	TIAA-CREF Social Choice Equity Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	31.37% to 32.09%	(36.64)% to (36.29)%	(1.92)% to 0.82%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$20.98 to $21.32	$15.97 to $16.14	$25.21 to $25.33
Net Assets, End of Period	$7,301,912	$2,111,919	$764,556
Accumulation Units Outstanding, End of Period	344,709	130,944	30,163
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	2.70%	2.78%	4.25%	(c)

B-38	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to condensed financial information.

continued

	TIAA-CREF Real Estate Securities Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	23.69% to 24.38%	(39.05)% to (38.71)%	(24.34)% to (18.81)%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$14.29 to $14.52	$11.55 to $11.67	$18.95 to $19.05
Net Assets, End of Period	$4,149,028	$416,853	$60,843
Accumulation Units Outstanding, End of Period	289,927	35,961	3,194
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.51%	3.89%	3.77%	(c)

	TIAA-CREF Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	5.67% to 6.25%	2.14% to 2.71%	3.85% to 6.18%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$28.51 to $28.97	$26.98 to $27.26	$26.41 to $26.55
Net Assets, End of Period	$4,172,984	$163,805	$5,575
Accumulation Units Outstanding, End of Period	146,301	6,066	211
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	3.72%	4.23%	4.65%	(c)

	TIAA-CREF Bond Plus Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	9.50% to 10.10%	(3.16)% to (2.62)%	2.50% to 4.72%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$27.62 to $28.07	$25.23 to $25.49	$26.05 to $26.18
Net Assets, End of Period	$4,218,389	$207,542	$20,304
Accumulation Units Outstanding, End of Period	152,630	8,205	776
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	4.98%	5.22%	5.29%	(c)

	TIAA-CREF Short-Term Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	5.23% to 5.49%	2.07% to 2.33%	4.76% to 5.00%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$28.13 to $28.34	$26.73 to $26.86	$26.12 to $26.25
Net Assets, End of Period	$4,356,107	$2,117,918	$1,224,867
Accumulation Units Outstanding, End of Period	153,999	78,785	46,674
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	3.49%	4.21%	4.76%	(c)

See notes to condensed financial information.	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-39

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-3

	TIAA-CREF High-Yield Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	41.23% to 41.58%	(19.87)% to (19.67)%	1.98% to 2.21%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$28.91 to $29.12	$20.47 to $20.57	$25.48 to $25.60
Net Assets, End of Period	$867,680	$86,117	$7,985
Accumulation Units Outstanding, End of Period	29,890	4,179	312
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	8.53%	9.79%	8.33%	(c)

	TIAA-CREF Inflation-Linked Bond Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	8.70% to 9.30%	(2.35)% to (1.81)%	7.33% to 11.20%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$29.27 to $29.75	$26.93 to $27.21	$27.58 to $27.72
Net Assets, End of Period	$1,339,987	$240,393	$4,622
Accumulation Units Outstanding, End of Period	45,747	8,923	167
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	1.12%	6.16%	4.80%	(c)

	TIAA-CREF Money Market Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	(0.27)% to 0.28%	2.03% to 2.59%	2.94% to 4.58%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$26.48 to $26.90	$26.55 to $26.83	$26.02 to $26.15
Net Assets, End of Period	$1,739,391	$1,287,920	$4,381
Accumulation Units Outstanding, End of Period	65,693	48,466	168
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.77%	0.22% to 0.77%	0.22% to 0.77%	(c)
Investment Income Ratio to Average Net Assets (d)	0.47%	2.19%	4.79%	(c)

	American Funds Washington Mutual Investors Fund (Class R-5) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period August 8, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	18.84% to 19.14%	(33.28)% to (33.11)%	(4.52)% to (4.43)%	(a)(g)
Accumulation Unit Value, End of Period Lowest to Highest	$20.19 to $20.34	$16.99 to $17.07	$25.47 to $25.52	(g)
Net Assets, End of Period	$3,642,715	$778,370	$2,926
Accumulation Units Outstanding, End of Period	179,086	45,591	114
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	3.80%	3.64%	1.28%	(c)

B-40	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to condensed financial information.

concluded

	American Funds EuroPacific Growth Fund (Class R-5) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period August 8, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	38.89% to 39.24%	(40.66)% to (40.51)%	5.58% to 5.68%	(a)(h)
Accumulation Unit Value, End of Period Lowest to Highest	$24.27 to $24.45	$17.47 to $17.56	$29.44 to $29.51	(h)
Net Assets, End of Period	$32,972,048	$11,773,589	$3,242
Accumulation Units Outstanding, End of Period	1,348,741	670,715	110
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	2.95%	5.40%	2.49%	(c)

	Western Asset Core Plus Bond Portfolio (Institutional Class) Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	25.44% to 25.75%	(10.00)% to (9.77)%	2.30% to 2.53%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$28.88 to $29.09	$23.02 to $23.13	$25.51 to $25.64
Net Assets, End of Period	$11,432,325	$3,897,085	$1,349,038
Accumulation Units Outstanding, End of Period	393,180	168,312	52,626
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	6.70%	6.26%	5.01%	(c)

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period February 1, 2007 (commencement of operations) to December 31, 2007

Total Return Lowest to Highest (f)	52.68% to 53.07%	(41.13)% to (40.99)%	5.69% to 5.93%	(a)
Accumulation Unit Value, End of Period Lowest to Highest	$23.92 to $24.10	$15.67 to $15.74	$26.55 to $26.68
Net Assets, End of Period	$12,433,426	$2,364,030	$1,817,040
Accumulation Units Outstanding, End of Period	515,974	150,057	68,088
Ratio of Expenses to Average Net Assets (b)(e)	0.22% to 0.47%	0.22% to 0.47%	0.22% to 0.47%	(c)
Investment Income Ratio to Average Net Assets (d)	0.29%	0.32%	1.36%	(c)

NOTES TO CONDENSED FINANCIAL INFORMATION

(a)	The percentages shown for this period are not annualized.
(b)	Does not include expenses of Underlying Funds.
(c)	Annualized for periods less than one year.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed, by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners’ total returns may not be within the ranges presented.
(g)	For the period, the Total Return and the Accumulation Unit Value changed from 1.15% to 1.38% and $25.40 to $25.52, respectively.
(h)	For the period, the Total Return and the Accumulation Unit Value changed from 16.83% to 17.10% and $29.36 to $29.51, respectively.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-41

REPORT OF MANAGEMENT RESPONSIBILITY

April 12, 2010

To the Policyholders of Teachers Insurance and Annuity Association of America:

The accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (“TIAA”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Insurance Department. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting principles.

TIAA’s internal control over financial reporting is a process affected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the entity’s internal control over financial reporting as of December 31, 2009, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control—Integrated Framework. Based on that assessment, management concluded that, as of December 31, 2009, TIAA’s internal control over financial reporting is effective based on the criteria established in Internal Control—Integrated Framework.

In addition, TIAA’s internal audit personnel provide regular reviews and assessments of the internal controls and operations of TIAA, and the Vice President of Internal Audit regularly reports to the Audit Committee of the TIAA Board of Trustees.

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA for the years ended December 31, 2009, 2008 and 2007. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA’s policy that any management advisory or consulting service, which is not in accordance with TIAA’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA Board of Trustees, comprised entirely of independent, non-management trustees, meets regularly with management, representatives of the independent auditor and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA statutory-basis financial statements, the New York State Insurance Department and other state insurance departments regularly examine the operations and financial statements of TIAA as part of their periodic corporate examinations.

Roger W. Ferguson, Jr.	Georganne C. Proctor
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

B-42	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Teachers Insurance and Annuity Association of America:

We have audited the accompanying statutory-basis statements of admitted assets, liabilities and capital and contingency reserves of Teachers Insurance and Annuity Association of America (the “Company”) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and contingency reserves, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our financial statement audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory-basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in Note 2 to the financial statements, on December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes—Revised, A Temporary Replacement of SSAP No. 10.

As discussed in Note 2 to the financial statements, as of July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities. This statement superceded Statement of Statutory Accounting Principles No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43—Loan-backed and Structured Securities, which was previously adopted by the Company on January 1, 2008.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York. A company’s internal control over financial reporting includes those policies and procedures that (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and those charged with governance; and (iii) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent, or detect and correct misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2009, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assertion of the effectiveness of internal control over financial reporting, included in the accompanying Report of Management Responsibility. Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our integrated audits. We conducted our audit of internal control over financial reporting in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects. Our audit of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and, testing and evaluating the design and operating effectiveness of internal control, based on the assessed risk. Our audit also included performing such other procedures as we considered necessary in the circumstances. We believe that our audit provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 12, 2010

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-43

STATUTORY–BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND

CONTINGENCY RESERVES

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	December 31,
(in millions)	2009	2008

ADMITTED ASSETS
Bonds	$152,406	$135,680
Mortgage loans	18,135	19,668
Real estate	1,586	1,645
Preferred stocks	133	3,216
Common stocks	3,137	3,017
Other long-term investments	11,985	10,675
Cash, cash equivalents and short-term investments	528	5,553
Investment income due and accrued	1,674	1,522
Separate account assets	9,338	12,473
Net deferred federal income tax asset	2,432	1,381
Other assets	374	407
Total admitted assets	$201,728	$195,237

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$164,526	$159,649
Dividends due to policyholders	1,717	2,341
Federal income taxes	70	10
Asset valuation reserve	606	332
Interest maintenance reserve	324	502
Separate account liabilities	8,426	12,319
Borrowed money	939	—
Other liabilities	2,276	2,330
Total liabilities	178,884	177,483

Capital and Contingency Reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Surplus notes	2,000	—
Contingency reserves:
For investment losses, annuity and insurance mortality, and other risks	20,030	17,751
Change in accounting principle (Adoption of SSAP 10R)	811	—
Total capital and contingency reserves	22,844	17,754
Total liabilities, capital and contingency reserves	$201,728	$195,237

B-44	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

STATUTORY–BASIS STATEMENTS OF OPERATIONS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	For the Years Ended December 31,
(in millions)	2009	2008	2007

REVENUES
Insurance and annuity premiums and other considerations	$11,527	$14,827	$10,420
Annuity dividend additions	1,325	2,725	2,495
Net investment income	10,340	10,559	10,828
Other revenue	124	161	159
Total revenues	$23,316	$28,272	$23,902

BENEFITS AND EXPENSES
Policy and contract benefits	$11,175	$13,625	$10,133
Dividends to policyholders	2,646	4,574	4,578
Increase in policy and contract reserves	6,994	11,900	4,820
Net operating expenses	808	831	730
Net transfers (from) to separate accounts	(1,289)	(4,229)	1,511
Other benefits and expenses	166	141	198
Total benefits and expenses	$20,500	$26,842	$21,970

Income before federal income taxes and net realized capital losses	$2,816	$1,430	$1,932
Federal income tax (benefit) expense	(58)	(45)	348
Net realized capital losses less capital gains taxes, after transfers to the interest maintenance reserve	(3,326)	(4,451)	(137)
Net (loss) income	$(452)	$(2,976)	$1,447

See notes to statutory–basis financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-45

STATUTORY–BASIS STATEMENTS OF CHANGES IN CAPITAL AND CONTINGENCY RESERVES

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

(in millions)	Capital Stock and Additional Paid-In Capital	Contingency Reserves	Total
Balance, December 31, 2006	$3	$16,347	$16,350
Net income		1,447	1,447
Net unrealized capital gains on investments		865	865
Change in asset valuation reserve		(698)	(698)
Change in net deferred income tax		57	57
Change in non-admitted assets:
Deferred federal income tax asset		55	55
Other assets		(235)	(235)
Other, net		4	4
Balance, December 31, 2007	$3	$17,842	$17,845

Net loss		(2,976)	(2,976)
Net unrealized capital losses on investments		(2,757)	(2,757)
Change in asset valuation reserve		4,104	4,104
Change in net deferred income tax		13,009	13,009
Prior year federal income tax settlement		1,244	1,244
Change in non-admitted assets:
Deferred federal income tax asset		(12,704)	(12,704)
Other assets		(3)	(3)
Other, net		(8)	(8)
Balance, December 31, 2008	$3	$17,751	$17,754

Net loss		(452)	(452)
Net unrealized capital gains on investments		910	910
Change in asset valuation reserve		(273)	(273)
Change in accounting principle (Adoption of SSAP 43R)		219	219
Change in accounting principle (Adoption of SSAP 10R)		811	811
Change in value of investments in separate accounts		(301)	(301)
Change in valuation basis of annuity reserves		2,260	2,260
Change in net deferred income tax		(218)	(218)
Change in dividend accrual methodology		155	155
Change in non-admitted assets:
Deferred federal income tax asset		458	458
Other assets		(479)	(479)
Issuance of surplus notes		2,000	2,000
Balance, December 31, 2009	$3	$22,841	$22,844

B-46	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

STATUTORY–BASIS STATEMENTS OF CASH FLOWS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

	For the Years Ended December 31,
(in millions)	2009	2008	2007

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$11,527	$14,827	$10,420
Net investment income	10,073	10,606	10,789
Miscellaneous income	122	162	159
Total Receipts	21,722	25,595	21,368
Policy and contract benefits	11,401	13,533	10,100
Operating expenses	957	979	708
Dividends paid to policyholders	1,789	1,928	1,892
Federal income tax benefit	(119)	(91)	(10)
Net transfers (from) to separate accounts	(243)	(4,050)	1,505
Total Disbursements	13,785	12,299	14,195
Net cash from operations	7,937	13,296	7,173

CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
Bonds	17,247	13,238	11,663
Stocks	1,085	2,092	3,326
Mortgage loans and real estate	2,440	2,805	5,556
Other invested assets	778	1,981	2,576
Miscellaneous proceeds	79	(27)	47
Cost of investments acquired:
Bonds	32,719	20,367	21,599
Stocks	1,261	1,062	3,120
Mortgage loans and real estate	1,193	2,390	2,412
Other invested assets	2,075	4,587	4,846
Miscellaneous applications	214	222	163
Net cash used for investments	(15,833)	(8,539)	(8,972)

CASH FROM FINANCING AND OTHER
Issuance of surplus notes	2,000	—	—
Borrowed money	939	(952)	952
Net deposits on deposit-type contracts funds	54	32	12
Other cash (applied) provided	(122)	113	(26)
Net cash used by financing and other	2,871	(807)	938
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	(5,025)	3,950	(861)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	5,553	1,603	2,464
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$528	$5,553	$1,603

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-47

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA   ■   DECEMBER 31, 2009

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York created for the purpose of holding the stock of TIAA. The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2—significant accounting policies

BASIS OF PRESENTATION:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Insurance Department (the “Department”); a comprehensive basis of accounting that differs from generally accepted accounting principles in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income (loss) and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of contractually guaranteed interest rates and mortality tables (in millions).

	2009	2008	2007
Net (Loss) Income, New York SAP	$(452)	$(3,283)	$1,429
New York SAP Prescribed Practices:
Federal Income Tax Settlement	—	1,244	—
Additional Reserves for:
Term Conversions	2	2	—
Deferred and Payout Annuities issued after 2000	(312)	424	490
Net (Loss) Income, NAIC SAP	$(762)	$(1,613)	$1,919

Capital and Contingency Reserves, New York SAP	$22,844	$17,754	$17,827
New York SAP Prescribed Practices:
Goodwill/Intangible Asset Limitation	16	20	28
Additional Reserves for:
Term Conversions	13	11	9
Deferred and Payout Annuities issued after 2000	3,497	3,809	3,385
Capital and Contingency Reserves, NAIC SAP	$26,370	$21,594	$21,249

Reconciliations of Net Income and Contingency Reserves: Subsequent to the filing of its New York SAP financial statements, the Company made the following adjustments to the Statutory-Basis financial statements. Reconciliations of TIAA’s net income and contingency reserves between the New York SAP as originally filed and these audited financial statements are shown below (in millions):

	2009	2008	2007
Net (Loss) Income—New York SAP—as filed with Department	$(452)	$(3,283)	$1,429
Adjustment to Current Federal Income Taxes	—	—	18
Treatment of Guarantee of Subsidiary Debt	—	307	—
Net (Loss) Income—Audited Financial Statement	$(452)	$(2,976)	$1,447

	2009	2008	2007
Capital and Contingency Reserves—New York SAP—as filed with Department	$22,844	$17,754	$17,827
Adjustment to Current Federal Income Taxes	—	—	18
Capital and Contingency Reserves—Audited Financial Statement	$22,844	$17,754	$17,845

Generally Accepted Accounting Principles in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•

The Asset Valuation Reserve (“AVR”) is eliminated as a reserve and the credit-related realized gains and losses are reported in the statement of income on a pretax basis as incurred for securities designated as trading and are reported as a component of equity for securities designated available for sale;

•

The Interest Maintenance Reserve (“IMR”) is eliminated and the realized gains and losses resulting from changes in interest rates are reported as a component of net income rather than being accumulated in and subsequently amortized into income over the remaining life of the investment sold;

•	Dividends on insurance policies and annuity contracts are accrued as the related earnings emerge from operations rather than being accrued in the year when they are declared;

•	Certain assets designated as “non-admitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Policy acquisition costs are deferred and amortized over the lives of the policies issued rather than being charged to operations as incurred;

•	Policy and contract reserves are based on estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements;

B-48	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

•	Surplus notes are reported as liabilities rather than a component of capital and contingency reserves;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost;

•

Impairments on securities other than loan-backed and structured securities are recorded as OTTI through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity;

•

State taxes are included in the computation of deferred taxes. A deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable;

•	For purposes of calculating the defined benefit and the post-retirement benefit obligations, active participants not currently vested would also be included in determining the liability;

•	Annuities that do not incorporate significant insurance risk are classified as investment contracts and are not accounted for as insurance contracts;

•

Derivatives are generally valued at fair value rather than being accounted for in a manner consistent with the hedged item when hedge accounting is applied. Declines in fair value are recorded through earnings. Derivatives embedded in host contracts are accounted for separately like a freestanding derivative if certain criteria are met. Replication (synthetic asset) transactions (“RSAT”) are not recognized;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for statutory purposes. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for statutory purposes.

The Company assumes that the effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Corporate bonds are stated at amortized cost using the current effective interest method. Corporate bonds that are held for sale or rated NAIC 6 or non-agency RMBS determined by the NAIC guidelines are held are stated at the lower of amortized cost or fair value. For other-than-temporary impairments, the cost basis of a corporate bond is written down as a realized loss to fair value.

Included within bonds are loan-backed and structured securities. For these securities, estimated future cash flows and expected repayment schedules are used to calculate income including amortization for loan-backed and structured securities on the prospective method. Loan-backed and structured securities not in default are stated at amortized cost. Loan-backed and structured securities held for sale or rated NAIC 6 or non-agency RMBS determined by the NAIC guidelines are held at the lower of amortized cost or fair value. The carrying value of loan-backed and structured securities in default is based upon estimated cash flows discounted at the current effective yield when the intent and ability exists to hold the security until recovery of that value otherwise such securities are carried at the lower of carrying or fair value.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5 or 6, which are stated at the lower of amortized cost or fair value.

Common Stocks: Common stocks of unaffiliated companies are stated at fair value, which is based on quoted market prices. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances, except that purchase money mortgages are stated at the lower of amortized cost or ninety percent of appraised value. Mortgages held for sale are stated at the lower of amortized cost or fair value. A mortgage is evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation reserve is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation reserves for mortgages are included in net unrealized capital gains/losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate. Depreciation is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded.

Wholly-Owned Subsidiaries: Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Limited Partnerships and Limited Liability Companies: Investments in limited partnerships and limited liability companies are carried at TIAA’s percentage of the underlying GAAP equity as reflected on the respective entity’s audited financial statements. An unrealized loss is deemed to be other-than-temporary when there is limited ability to recover the loss. A realized loss is recorded for other-than-temporary impairments.

Short-Term Investments: Short-term investments (debt securities with maturities of one year or less at the time of acquisition) that are not impaired are stated at amortized cost using the interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Cash Equivalents: Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at date of purchase, and are stated at amortized cost.

Policy Loans: Policy loans are stated at outstanding principal balances.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are segregated from the Company’s general account and are maintained for the benefit of the separate account contract holders.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts that are denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments, are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has es-

tablished to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, and asset replication purposes. Derivatives used by the Company include foreign currency, interest rate and credit default swaps, foreign currency forwards, options and interest rate cap contracts.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. The foreign exchange premium or discount for these foreign currency swaps is amortized into income and a currency translation adjustment computed at the spot rate is recorded as an unrealized gain or loss. The derivative component of a Replication Synthetic Asset Transaction is carried at unamortized premiums received or paid, adjusted for any impairments. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets (principally furniture and equipment, leasehold improvements, prepaid expenses, and a portion of deferred federal income tax assets (“DFIT”)). Investment-related non-admitted assets totaled $418 million and $305 million at December 31, 2009 and 2008, respectively. The non-admitted portion of the DFIT asset was $13,522 million and $14,671 million at December 31, 2009 and 2008, respectively. Other non-admitted assets were $684 million and $318 million at December 31, 2009 and 2008, respectively. Changes in non-admitted assets are charged or credited directly to surplus.

Furniture and Fixtures, Equipment, Leasehold Improvements and Computer Software: Electronic data processing equipment (“EDP”), computer software, furniture and equipment which qualify for capitalization are depreciated over the lesser of its useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of its useful life or 5 years and the remaining life of the lease, respectively.

Accumulated depreciation of EDP equipment and computer software was $440 million and $340 million at December 31, 2009 and 2008, respectively. Related depreciation expenses allocated to TIAA were $37 million, $38 million and $35 million in 2009, 2008 and 2007, respectively. Accumulated depreciation of all furniture and equipment and leasehold improvements, which is non-admitted, was $396 million and $346 million at December 31, 2009, and 2008, respectively. Related depreciation expenses allocated to TIAA was $56 million, $19 million and $14 million in 2009, 2008 and 2007, respectively.

Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Expenses incurred with acquiring new business are charged to operations as incurred. Amounts received or paid under contracts, which do not contain any life contingencies, are recorded as an adjustment to the liability for deposit-type funds and not reflected in the Statutory-Basis Statements of Operations.

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continued

Policy and Contract Reserves: The Company offers a range of group and individual annuities and individual life policies. Policy and contract reserves for such products are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial formulae. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

During 2009, TIAA received approval from the Department to change the valuation basis on a portion of its payout annuity reserves. These reserves, which had previously been calculated on the basis of interest at either 1.5% or 2.5%, with mortality on the basis of either the 1983 Table A with ages set back 9 years or the Annuity 2000 Table with ages set back either 9 or 12 years, will henceforth be valued on the basis of interest at 2.5% with mortality in accordance with the Annuity 2000 Table with ages set back 4 years. This reserve modification had the net effect of reducing beginning of year 2009 reserves by approximately $2.26 billion.

Liability for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in the fourth quarter of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Application of New Accounting Pronouncements: SSAP No. 43R—Loan-backed and Structured Securities—Revised, effective September 30, 2009, which superceded SSAP No. 98—Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43—Loan-backed and Structured Securities, provides statutory accounting guidance for loan-backed and structured securities and incorporates certain principles underlying recent changes in GAAP other-than-temporary impairment (“OTTI”) guidance for statutory reporting. The financial impact in 2009 of the adoption of SSAP No. 43R at September 30, 2009, by TIAA, was a $219 million increase in surplus as an adjustment as of July 1, 2009 and is recognized as a cumulative effect due to a change in accounting principle.

SSAP No. 43R guidance results in an OTTI recorded through earnings for the difference between amortized cost and the present value of discounted cash flows. Declines in fair value related to non-credit declines are not recognized in earnings and require disclosure only if the entity has the intent and ability to hold to recovery. The guidance requires a recognized realized loss recorded in earnings for the difference between fair value and amortized cost if the entity intends or is required to sell the investment at the measurement date. The entity is required to evaluate discounted cash flows quarterly to assess credit deterioration.

For reporting periods beginning on or after January 1, 2009, SSAP No. 98—Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43—Loan-backed and Structured Securities established statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. The change resulting from the adoption of this statement was accounted for prospectively. No cumulative effect adjustments or application of the new guidance to prior events or periods were required. The Company elected to early adopt SSAP No. 98 which resulted in an additional $469 million of realized losses being recognized at December 31, 2008.

SSAP No. 10R—Revised, Income Taxes, is effective as of December 31, 2009 for the 2009 annual financial statements and the 2010 interim and annual financial statements only. For entities that meet specified capital requirements, the revised statement increases the admitted deferred federal income tax asset ceiling by increasing the limit from 10 to 15 percent of capital and surplus and by extending the recoverable period from 1 to 3 years. The change resulting from the modification of this statement is accounted for as a change in accounting principle. The adoption of SSAP No. 10R resulted in an additional $811 million of admitted deferred tax assets recognized as of December 31, 2009. A recommendation by the NAIC on the appropriate determination for admitting deferred tax assets for reporting periods after December 31, 2010 will be made at a later date.

For reporting periods beginning on or after January 1, 2009, SSAP No. 99—Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment, establishes standards for the treatment of premiums or discounts applicable to certain securities subsequent to the recognition of an OTTI. The other-than-temporarily impaired security is recorded as if the security had been purchased on the measurement date of the other-than-temporary impairment. The discount or reduced premium associated with the other-than-temporary impaired security, based on the new cost basis, is amortized over the remaining life of the security, to the extent recoverable, in a prospective manner based on the amount and timing of future estimated cash flows. The change resulting from the adoption of this statement is accounted for prospectively. No cumulative effect adjustment or application of the new guidance to prior events or periods is required.

For reporting periods ending on or after December 31, 2007, SSAP No. 97—Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 88, was implemented. The statement establishes statutory accounting principles for investments in subsidiaries, controlled and affiliated entities (“SCA”). SSAP No. 97 clarified the basis that a company could use to value its equity investment in its investment subsidiaries. The initial application of this statement resulted in a $249.5 million increase in non-admitted assets at December 31, 2007.

For reporting periods ending December 31, 2007 and thereafter, SSAP No. 96—Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25, became effective. This statement established a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. The statement requires transactions between related parties to be in the form of a written agreement and must

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-51

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

provide for timely settlement of amounts owed, with a specific due date. This change resulted in a $30.5 million increase in non-admitted assets at December 31, 2007.

The NAIC issued modifications to allow multiple market based valuations to be utilized as an alternative to published SVO unit prices. The Company adopted this guidance effective December 31, 2008.

The NAIC issued additional disclosure requirements for credit derivatives, amendments to SSAP No. 86—Accounting for Derivatives Instruments and Hedging Activities and SSAP No. 5—Liabilities, Contingencies and Impairments of Assets. The Company adopted this guidance effective December 31, 2008.

Note 3—long-term bonds, preferred stocks, and common stocks

The carrying value, amortized cost, estimated fair value, and unrealized gains and losses of long-term bonds, preferred stocks, and common stocks at December 31, 2009 are shown below (in millions):

			Gross Unrealized
	Carrying Value	Amortized Cost	Gains	Losses	Estimated Fair Value
Bonds:
U.S. Governments	$15,582	$15,582	$480	$(104)	$15,958
All Other Governments	2,623	2,623	375	(13)	2,985
States, Territories and Possessions	278	278	1	(22)	257
Political Subdivisions of States, Territories, and Possessions	242	242	7	(11)	238
Special Revenue and Special Assessment, Non-Guaranteed Agencies and Government	33,170	33,170	1,607	(318)	34,459
Credit Tenant Loans	420	420	28	(7)	441
Industrial and Miscellaneous	95,589	95,717	4,473	(9,748)	90,442
Hybrids	3,075	3,075	156	(299)	2,932
Parent, Subsidiaries and Affiliates	1,427	1,427	29	(48)	1,408
Total Bonds	152,406	152,534	7,156	(10,570)	149,120
Preferred Stocks	133	158	10	(42)	126
Common Stocks Unaffiliated	905	724	209	(28)	905
Common Stocks Affiliated*	2,232	2,278	329	(339)	2,268
Total Bonds and Stocks	$155,676	$155,694	$7,704	$(10,979)	$152,419

*	Also reported in Note 6 Subsidiaries and Affiliates.

As of January 1, 2009, $2,736 million of hybrid preferred stocks were transferred to the bond portfolio from the preferred stock portfolio due to change in the NAIC requirements for the classification of securities.

The carrying value, amortized cost, estimated fair value, and unrealized gains and losses of long-term bonds, preferred stocks,

and common stocks at December 31, 2008 are shown below (in millions):

			Gross Unrealized
	Carrying Value	Amortized Cost	Gains	Losses	Estimated Fair Value
Bonds:
U.S. Governments	$5,887	$5,887	$1,248	$(7)	$7,128
All Other Governments	1,597	1,597	54	(100)	1,551
States, Territories and Possessions	1,346	1,346	255	(62)	1,539
Political Subdivisions of States, Territories, and Possessions	—	—	—	—	—
Special Revenue and Special Assessment, Non-Guaranteed Agencies and Government	30,625	30,625	1,296	(88)	31,833
Public Utilities	8,503	8,503	267	(615)	8,155
Industrial and Miscellaneous	87,722	87,761	1,072	(20,137)	68,696
Total Bonds	135,680	135,719	4,192	(21,009)	118,902
Preferred Stocks	3,216	3,221	30	(1,090)	2,161
Common Stocks Unaffiliated	855	937	43	(125)	855
Common Stocks Affiliated*	2,162	1,895	1,543	(27)	3,411
Total Bonds and Stocks	$141,913	$141,772	$5,808	$(22,251)	$125,329

*	Also reported in Note 6 Subsidiaries and Affiliates.

Impairment Review Process: All securities are subjected to the Company’s process for identifying other-than-temporary impairments. The Company writes down securities that it deems to have an other than temporary impairment in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and rating agencies; (f) the potential for impairments in an entire industry sector or sub-sector; and (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for appropriate valuation on an ongoing basis.

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continued

Unrealized Losses on Bonds, Preferred Stocks and Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2009
Loan-backed and structured bonds	$7,704	$(322)	$7,382	$27,035	$(9,008)	$18,027
Corporate bonds	9,890	(246)	9,644	12,820	(994)	11,826
Total bonds	$17,594	$(568)	$17,026	$39,855	$(10,002)	$29,853
Common stocks	746	(310)	436	112	(57)	55
Preferred stocks	3	(2)	1	78	(40)	38
Total bonds and stocks	$18,343	$(880)	$17,463	$40,045	$(10,099)	$29,946

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2008
Loan-backed and structured bonds	$11,764	$(2,350)	$9,414	$26,305	$(12,876)	$13,428
Corporate bonds	25,299	(2,512)	22,787	17,487	(3,271)	14,217
Total bonds	$37,063	$(4,862)	$32,201	$43,792	$(16,147)	$27,645
Preferred stocks	1,500	(517)	983	1,333	(573)	760
Common stocks	960	(152)	808	—	—	—
Total bonds and stocks	$39,523	$(5,531)	$33,992	$45,125	$(16,720)	$28,405

As of December 31, 2009, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in residential mortgage-backed securities (35%), U.S. and other governments (24%), commercial mortgage-backed securities (12%) and asset-backed securities (10%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2009, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were diversified in commercial mortgage-backed securities (58%), residential mortgage-backed securities (20%), and asset-backed securities (13%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2008, the major categories of securities where the estimated fair value declined and remained below cost for less than twelve months were diversified in commercial mortgage-backed securities (20%), finance (16%) and residential mortgage-backed securities (15%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

As of December 31, 2008, the major categories of securities where the estimated fair value declined and remained below cost for twelve months or greater were concentrated in commercial mortgage-backed securities (57%) and residential mortgage-backed securities (12%). The preceding percentages were calculated as a percentage of the gross unrealized loss.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bond, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the preceding table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and Asset-backed securities are shown separately in the table below, as they are not due at a single maturity date ($ in millions).

	December 31, 2009			December 31, 2008
	Carrying Value	% of Total	Estimated Fair Value	Carrying Value	% of Total	Estimated Fair Value
Due in one year or less	$1,324	0.9%	$1,398	$2,103	1.5%	$2,102
Due after one year through five years	26,454	17.4	28,019	14,903	11.0	14,393
Due after five years through ten years	24,089	15.8	25,366	23,759	17.5	21,474
Due after ten years	29,898	19.6	30,807	26,961	19.9	26,847
Subtotal	81,765	53.7	85,590	67,726	49.9	64,816
Residential mortgage-backed securities	43,905	28.8	43,587	39,512	29.1	38,048
Commercial mortgage-backed securities	18,453	12.1	12,731	21,595	15.9	10,981
Asset-backed securities	8,283	5.4	7,212	6,847	5.1	5,057
Subtotal	70,641	46.3	63,530	67,954	50.1	54,086
Total	$152,406	100.0%	$149,120	$135,680	100.0%	$118,902

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-53

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Included in the preceding table under asset-backed securities is TIAA’s exposure to sub-prime mortgages totaling approximately $3.2 billion. Sub-prime securities of approximately $2.6 billion or 81% were rated investment grade (NAIC 1 and 2). Sub-prime securities are backed by loans that are in the riskiest category of loans and are typically sold in a separate market from prime loans.

The following table presents the Company’s carrying value and estimated fair value for commercial mortgage-backed securities portfolio (“CMBS”) (in millions):

	December 31, 2009		December 31, 2008
NAIC Designation	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
1	$12,754	$10,523	$18,736	$10,029
2	3,287	1,422	2,075	621
3	1,280	415	375	130
4	927	299	276	112
5	193	59	96	51
6	12	13	37	38
Total	$18,453	$12,731	$21,595	$10,981

With respect to the CMBS in the above table, approximately 87% were rated investment grade (NAIC 1 and 2) and approximately 64% were issued prior to 2006 (based on carrying value). While recent market events have resulted in significant illiquidity in the broad CMBS markets and consequently reduced trading activity and valuations available in the marketplace, the majority of the underlying investments in the CMBS portfolio have continued to perform within the Company’s original expectations as of the time of purchase. The Company has continued to maintain its historical procedures surrounding the evaluation of fundamental underwriting and investment standards within its investment portfolios, including investments in CMBS. Additionally, the Company continues to manage the CMBS portfolio to appropriately support its contractual obligations and will recognize impairments when diminishments in fair value are determined to be other than temporary based on evaluations of projected discounted cash flows as prescribed under SSAP 43R. Management continues to actively monitor the market, credit and liquidity risk of the CMBS portfolio as an integral component of its overall asset liability management program.

Included in the Company’s long-term investments are investments with a NAIC designation of 6. The statutory carrying value of these investments and related contractual maturity is listed in the following table (in millions):

	December 31,
	2009	2008
Due in one year or less	$1	$24
Due after one year through five years	22	162
Due after five years through ten years	9	184
Due after ten years	—	261
Subtotal	32	631
Residential mortgage-backed securities	8	68
Commercial mortgage-backed securities	12	38
Asset-backed securities	6	107
Total	$58	$844

Bond Credit Quality and Diversification: The carrying values of long-term bond investments were diversified by industry classification at December 31 as follows:

	2009	2008
Residential mortgage-backed securities	28.8%	29.1%
Commercial mortgage-backed securities	12.1	15.9
Government	10.8	6.4
Manufacturing	8.5	8.5
Finance and financial services	8.1	8.0
Public utilities	7.9	7.4
Asset-backed securities	5.4	5.1
Oil and gas	4.8	4.5
Communications	3.4	3.5
Services	2.7	2.6
Retail and wholesale trade	2.3	2.2
Real estate investment trusts	1.8	2.4
Transportation	1.2	1.2
Mining	1.1	1.2
Revenue and special obligations	1.1	2.0
Total	100.0%	100.0%

At December 31, 2009 and 2008, 92.8% and 95.1%, respectively, of the long-term bond portfolio was comprised of investment grade securities.

Troubled Debt Restructuring: During 2009 and 2008, the Company acquired bonds and stocks through troubled debt restructurings with carrying values aggregating $29 million and $19 million, through non-monetary transactions. When restructuring troubled debt, TIAA generally accounts for assets at their fair value at the time of restructuring or at the carrying value of the assets given up if lower. If the fair value is less than the carrying value of the assets given up, the required write-down is recognized as a realized capital loss.

Exchanges: During 2009 and 2008, the Company also acquired bonds and stocks through exchanges with carrying values aggregating $1,564 million and $877 million, of which approximately $0.3 million and $1 million were acquired through non-monetary transactions, respectively. When exchanging securities, TIAA generally accounts for assets at fair value unless the exchange was as a result of restricted 144A’s exchanged for unrestricted securities, which are accounted for at book value.

During 2009 and 2008, TIAA acquired common stocks from other long term private equity fund investment distributions totaling $14 million and $18 million, respectively.

Debt securities amounting to approximately $8 million at December 31, 2009 and 2008 were on deposit with governmental authorities or trustees, as required by law.

For the years ended December 31, 2009 and 2008, the carrying amount of restricted common stock was $34 million for both periods. For the same periods, the carrying amount of restricted preferred stock was $14 million and $10 million, respectively. The restrictions limit share sales, private sales, general partner approval for sale, contractual restrictions and public or free trade restrictions.

For the years ended December 31, 2009 and 2008, the carrying amount of bonds and stocks denominated in a foreign currency

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continued

was $3,160 million and $3,408 million, respectively. Bonds that totaled $1,221 million and $1,506 million at December 31, 2009 and 2008, respectively, represent amounts due from related parties that are collateralized by real estate owned by TIAA’s investment subsidiaries and affiliates.

LOAN-BACKED SECURITIES

The Company primarily uses third party pricing vendors and to a lesser extent broker quotes in determining the fair value of it loan-backed and structured securities.

Prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from the 3, 6 or 12 month experience for a particular transaction and vary by security type and vintage.

The following table represents the top ten exposures (excluding agency-backed securities) of loan-backed and structured securities as of December 31, 2009 (in millions).

Description	Carrying Value	Estimated Fair Value
DCENT 2009-A1	$200	$201
WFMBS 2007-11	186	124
CSMC 2007-C2	155	79
CHAIT 2005-A6	150	148
CNHMT 2009-1A	150	150
MLMT 2007-C1	145	109
MSC 2003-1Q6	140	111
DCENT 2007-A1	139	147
GSMS 2003-C1	137	133
MSC 2007-HQ12	135	88
Total	$1,537	$1,290

At December 31, 2008, the Company changed from the retrospective to the prospective method due to negative yields on securities totaling $184 million carrying value.

The following table represents OTTI on loaned-backed and structured securities with the intent to sell and/or the lack of intent to retain or inability to hold for each quarter (in millions).

	1	2		3
	Amortized Cost Basis Before OTTI	2a Interest	2b Non-Interest	Fair Value 1-(2a+2b)
OTTI recognized 1st Quarter
a. Intent to sell	$41	$1	$7	$33
b. Inability or lack of intent to retain	—	—	—	—
Total 1st Quarter	$41	$1	$7	$33

OTTI recognized 2nd Quarter
a. Intent to sell	$17	$—	$4	$13
b. Inability or lack of intent to retain	—	—	—	—
Total 2nd Quarter	$17	$—	$4	$13

	1	2		3
	Amortized Cost Basis Before OTTI	2a Interest	2b Non-Interest	Fair Value 1-(2a+2b)
OTTI recognized 3rd Quarter
a. Intent to sell	$42	$—	$14	$28
b. Inability or lack of intent to retain	—	—	—	—
Total 3rd Quarter	$42	$—	$14	$28

OTTI recognized 4th Quarter
a. Intent to sell	$44	$1	$10	$33
b. Inability or lack of intent to retain	—	—	—	—
Total 4th Quarter	$44	$1	$10	$33

Annual Aggregate Total		$2	$35

The Company did not recognize any OTTI on securities for which it lacked the intent and/or ability to retain.

At December 31, 2009, the Company held loan-backed and structured securities with a recognized other-than-temporary impairment where the present value of cash flows expected to be collected is less than the amortized cost. See Note 24 for listing of securities.

During 2009 the Company sold loan-backed and structured securities with a realized gain of $102 million.

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The coupon rates for non-mezzanine commercial mortgage loans originated during 2009 ranged from 4.00% to 8.00% and from 5.94% to 8.43% for 2008.

The Company also acquires mezzanine real estate loans, which are secured by a pledge of direct or indirect equity interests in an entity that owns real estate. There were no mezzanine real estate loans acquired during 2009 and the coupon rate for mezzanine real estate loans acquired during 2008 ranged from 5.83% to 6.96%.

The maximum percentage of any one loan to the value of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 95% and 80% for commercial loans (includes mezzanine loans) for the years ended December 31, 2009 and 2008, respectively.

For the years ended December 31, 2009 and 2008, the carrying value of mezzanine real estate loans was $637 million and $784 million, respectively.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Any impairment is classified as either temporary, for which, a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with impaired values at December 31, 2009 and 2008 have been written down to net realizable values based upon independent appraisals of the collateral while mortgage loans held for sale have been written down to the current fair value of the loan, as shown in the table

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-55

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

below. For impaired mortgage loans where the impairments were deemed to be temporary, an allowance for credit losses has been established, as indicated below (in millions):

	2009	2008	2007
Investment in impaired mortgage loans, with temporary allowances for credit losses (at net carried value plus accrued interest)	$—	$—	$—
Related temporary allowances for credit losses	$—	$—	$—
Investment in impaired mortgage loans, net of other-than-temporary impairment losses recognized	$572	$259	$164
Related write-downs for other-than-temporary impairments	$(91)	$(209)	$(9)
Average investments in impaired mortgage loans	$361	$185	$746
Interest income recognized on impaired mortgage loans during the period	$31	$14	$40
Interest income recognized on a cash basis during the period	$35	$14	$50

	2009	2008	2007
Allowance for credit losses:
Balance at the beginning of the period	$—	$—	$—
Additions charged to surplus	333	—	—
Direct write-downs charges against the allowance	(64)	—	—
Recoveries of amounts previously added to surplus	(269)	—	—
Balance at the end of the period	$—	$—	$—

Mortgage Loan Diversification: The following tables set forth the commercial mortgage loan portfolio by property type and geographic distribution ($ in millions):

	Commercial Mortgage Loans by Property Type
	December 31, 2009		December 31, 2008
	Carrying Value	% of Total	Carrying Value	% of Total
Shopping centers	$6,396	35.3%	$7,084	36.0%
Office buildings	6,050	33.3	6,312	32.1
Industrial buildings	2,791	15.4	3,390	17.3
Apartments	1,378	7.6	1,438	7.3
Hotel	505	2.8	513	2.6
Land	385	2.1	120	0.6
Mixed use	363	2.0	672	3.4
Other	267	1.5	139	0.7
Total	$18,135	100.0%	$19,668	100.0%

	Commercial Mortgage Loans by Geographic Distribution
	December 31, 2009		December 31, 2008
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$4,908	27.1%	$5,602	28.4%
South Atlantic	4,447	24.5	4,628	23.5
Middle Atlantic	2,576	14.2	2,514	12.8
North Central	2,168	12.0	2,570	13.1
South Central	2,070	11.4	2,252	11.4
New England	742	4.0	755	3.8
Mountain	687	3.8	783	4.0
Other	537	3.0	564	3.0
Total	$18,135	100.0%	$19,668	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

Pacific states are AK, CA, HI, OR and WA

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Middle-Atlantic states are PA, NJ and NY

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

New England states are CT, MA, ME, NH, RI and VT

Mountain states are AZ, CO, ID, MT, NV, NM, UT and WY

Other comprises investments in foreign countries, primarily in Canada.

At December 31, 2009 and 2008, approximately 21.3% and 23.7% of the mortgage loan portfolio, respectively, was invested in California and was included in the Pacific region shown above.

Scheduled Mortgage Loan Maturities: At December 31, 2009, contractual maturities for mortgage loans were as follows ($ in millions):

	December 31, 2009		December 31, 2008
	Carrying Value	% of Total	Carrying Value	% of Total
Due in one year or less	$1,800	9.9%	$1,625	8.2%
Due after one year through five years	7,462	41.2	7,704	39.2
Due after five years through ten years	8,111	44.7	9,399	47.8
Due after ten years	762	4.2	940	4.8
Total	$18,135	100.0%	$19,668	100.0%

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

There were no troubled debt restructurings during the periods ended December 31, 2009 or 2008. When restructuring mortgage loans, TIAA generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers. With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Due and accrued income on any mortgage in default for more than 180 days is non-admitted. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There were no mortgage loans with interest more than 180 days past due at December 31, 2009 or 2008.

During 2009 and 2008, the Company did not reduce the interest rate of any outstanding loans.

The Company has no Reverse Mortgages as of December 31, 2009 or 2008.

Mortgage loans that totaled $14 million and $180 million at December 31, 2009 and 2008, respectively, represent the carrying value of amounts due from related parties that are collateralized by real estate owned by TIAA investment subsidiaries and affiliates.

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continued

For the years ended December 31, 2009 and 2008, the carrying value of mortgage loans denominated in foreign currency was $453 million and $507 million, respectively.

The Company does not underwrite nor does it hold sub-prime mortgages in the commercial mortgage portfolio and does not have any material indirect exposure from sub-prime lenders who are tenants in buildings that are secured by commercial mortgages.

Note 5—real estate

The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. TIAA assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. TIAA evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is required. Internal estimates of value can be used to determine fair value when a third party appraisal is pending completion. Third party appraisals are also utilized to determine write downs on land investments held for development. Other-than-temporary impairments for real estate investments for the years ended December 31, 2009, 2008 and 2007 were $52 million, $23 million and $0, respectively and these amounts are included in the impairment table in Note 9. At December 31, 2009 and 2008, TIAA’s directly owned real estate investments of $1,586 million and $1,645 million, respectively, were carried net of third party mortgage encumbrances, which totaled approximately $128 million and $160 million, respectively.

At December 31, the carrying values of the directly owned real estate portfolio were diversified by property type and geographic region as follows ($ in millions):

	Directly Owned Real Estate by Property Type
	December 31, 2009		December 31, 2008
	Carrying Value	% of Total	Carrying Value	% of Total
Office buildings	$957	60.4%	$1,033	62.8%
Industrial buildings	289	18.2	257	15.6
Mixed-use projects	177	11.2	182	11.0
Apartments	105	6.6	107	6.5
Land under development	43	2.7	51	3.1
Retail	13	0.8	13	0.8
Land	2	0.1	2	0.2
Total	$1,586	100.0%	$1,645	100.0%

	Directly Owned Real Estate by Geographic Distribution
	December 31, 2009		December 31, 2008
	Carrying Value	% of Total	Carrying Value	% of Total
South Atlantic	$608	38.3%	$622	37.8%
North Central	284	17.9	291	17.7
Middle Atlantic	193	12.2	233	14.2
Pacific	177	11.2	209	12.7
South Central	154	9.7	133	8.0
Other	135	8.5	124	7.6
Mountain	35	2.2	33	2.0
Total	$1,586	100.0%	$1,645	100.0%

At December 31, 2009 and 2008, approximately 18.7% and 18.4% of the real estate portfolio, respectively, were invested in Florida and was included in the South Atlantic region shown above.

Depreciation expense on directly owned real estate investments for the years ended December 31, 2009, 2008 and 2007, was $61 million, $60 million and $53 million, respectively. The amount of accumulated depreciation at December 31, 2009, 2008 and 2007 was $422 million, $374 million and $328 million, respectively.

There were no real estate properties acquired via the assumption of debt or in satisfaction of debt during 2009 or 2008.

The Company’s real estate portfolio does not have any material exposure from sub-prime lenders who are tenants in the buildings that are directly owned.

The Company does not engage in retail land sales operations.

Note 6—subsidiaries and affiliates

TIAA’s investment subsidiaries and affiliates have been created for legal or other business reasons and are primarily involved in real estate and securities investment activities for the Company. The larger investment subsidiaries and affiliates are ND Properties, Inc., TIAA Realty, Inc., WRC Properties, Inc., Mansilla Participacoes LTDA, Ceres Agricultural Properties, LLC and 485 Properties, LLC (in millions):

	2009	2008	2007
Net carrying value	$4,671	$4,456	$4,550
Other than temporary impairment	$138	$5	$9
Net investment income (distributed from investment subs and aff.)	$36	$82	$132
Amounts due from (to) subsidiaries and affiliates	$1	$(31)	$2

The 2009 other than temporary impairments relate to a decline in equity value of subsidiaries for which the carrying value is not expected to recover and impaired real estate investments that were written down to fair value.

TIAA’s operating subsidiaries and affiliates primarily consist of TIAA-CREF Tuition Financing, Inc. (“TFI”), Teachers Personal Investors Services (“TPIS”) and Teachers Advisors, Inc. (“Advisors”) which are wholly-owned subsidiaries of TIAA-CREF Enterprises, Inc. (“Enterprises”) a wholly-owned subsidiary of TIAA, TIAA-CREF Trust Company, FSB (“Trust”), TIAA-CREF Individual & Institutional Services LLC (“Services”), TIAA-CREF Asset Management Commingled Funds Trust I

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

(“TCAM”), TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA Global Markets, Inc. (“TGM”), TIAA-CREF Redwood, LLC, TIAA Global Public Investments, LLC, Oleum Holding Company, LLC, and Active Extension Funds I, II and III which are also wholly-owned subsidiaries of TIAA (in millions):

	2009	2008	2007
Net carrying value	$1,213	$480	$810
Other than temporary impairment	$27	$141	$56
Net investment income (distributed from investment subs and aff.)	$—	$—	$—
Amounts due from subsidiaries and affiliates	$45	$37	$121

The 2009 other than temporary impairments relate to a decline in equity value of subsidiaries for which the carrying value is not expected to recover.

TIAA discloses the contingencies and guarantees of TGM, TCAM and TIAA-CREF Life in Note 21.

To conform to the NAIC Annual Statement presentation, the Company’s share of net carrying value of these entities is reported as affiliated common stock or as other long-term investments.

The financial statements of these subsidiaries are not audited and TIAA has limited the value of these subsidiaries to the value contained in the financials of the underlying investments which will be audited, including adjustments required by SSAP No. 97, of SCA entities and/or non-SCA SSAP No. 48 valued in accordance with paragraphs 17 through 20 of SSAP No. 97. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in TIAA’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements.

Included in the above tables, the Company holds investments in six indirect non-insurance holding companies, or subsidiaries which are valued by the Company. The following table summarizes the Company’s carrying value in each subsidiary as of December 31, 2009 and 2008 (in millions):

Subsidiary	2009	2008
Mansilla Participacoes LTDA	$382.6	$256.2
TIAA Private Equity Alpha, LLC	112.6	84.0
TIAA European Funding Trust	42.1	40.5
Occator Agricultural Properties, LLC	35.3	—
730 Texas Forest Holdings Inc.	0.9	0.9
Demeter Agricultural Properties, LLC	0.4	—
Total	$573.9	$381.6

As of December 31, 2009 and 2008, TIAA’s investments in TIAA-CREF mutual funds totaled approximately $457 million and $468 million, respectively. These amounts are reported in the caption “Common Stocks” in the accompanying balance sheets.

Note 7—other long-term investments

The components of TIAA’s carrying value in other long-term investments at December 31 were (in millions):

	2009	2008
Unaffiliated Other Invested Assets	$6,850	$6,417
Affiliated Other Invested Assets	4,004	3,044
Contract Loans	930	908
Other Long-Term Assets	201	306
Total other long-term investments	$11,985	$10,675

As of December 31, 2009, unaffiliated other invested assets of $6,850 million consist primarily of private equity funds of which $5,604 million invest in securities and $1,035 million invest in real estate related holdings. The remaining $211 million of unaffiliated other invested assets consist of defeased loans. As of December 31, 2009, affiliated other invested assets totaling $4,004 million represents investment subsidiaries totaling $2,811 million of which $1,514 million represents investments in agriculture and timber related holdings, $1,049 million represents investments in real estate related holding and $248 million represents investments in securities related holdings. The remaining $1,193 million of affiliated other invested assets represents operating subsidiaries and affiliates. Other long-term assets of $201 million in the table above consist primarily of $184 million in derivatives.

As of December 31, 2008 unaffiliated other invested assets of $6,417 million consist primarily of private equity funds of which $4,647 million invest in securities and $1,495 million invest in real estate related holdings. The remaining $275 million of unaffiliated other invested assets consist of defeased loans. As of December 31, 2008, affiliated other invested assets totaling $3,044 million represents investment subsidiaries totaling $2,605 million of which $1,195 million represents investments in agriculture and timber related holdings, $1,155 million represents investments in real estate related holdings and $255 million represents investments in securities. The remaining $439 million of affiliated other invested assets represents operating subsidiaries and affiliates. Other long-term assets in the table above consist primarily of $299 million in derivatives.

For the years ended December 31, 2009, 2008 and 2007, other-than-temporary impairments in other long-term investments for which the carrying value is not expected to be recovered were $1,005 million, $552 million and $42 million, respectively.

For the years ended December 31, 2009 and 2008, other long-term investments denominated in foreign currency were $1,282 million and $1,411 million, respectively.

The Company holds investments in Low Income Housing Tax Credits (“LIHTC”) which have 2 remaining tax credit years with a required holding period of 15 years. During 2009, the Company recognized $12 million of other-than-temporary impairments as a result of designating LIHTC investments as available for sale. The Company’s investments in LIHTC properties are not currently subject to regulatory review and do not exceed 10% of the Company’s admitted assets.

B-58	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Note 8—commitments

The outstanding obligation for future investments at December 31, 2009, is shown below by asset category (in millions):

	2010	2011	In later years	Total Commitments
Bonds	$387	$173	$116	$676
Mortgage loans	66	40	2	108
Real estate	5	1	—	6
Stocks	101	65	60	226
Other long-term investments	1,478	1,032	2,668	5,178
Total	$2,037	$1,311	$2,846	$6,194

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers and the funding of mortgage and real estate commitments are generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. Due to TIAA’s due diligence in closing mortgage commitments, there is a lag between commitment and closing. For other long–term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Other long-term investment commitments also include the Company’s limited partnership in the Hines Development Fund Limited Partnership (“Development Fund I & II”) whose primary focus is the development and redevelopment of real estate projects in Western Europe. Each of the limited partners made a specified commitment to the fund; the Company committed 130.0 million Euros which is approximately $186.4 million (in U.S. dollars) to Development Fund I and 100.0 million Euros which is approximately $143.3 million (in U.S. dollars) to Development Fund II as of December 31, 2009. The limited partners’ commitments are pledged as collateral to facilitate the financing of the activities of the fund by third parties through equity lines of credit. The limited partners do not anticipate funding their commitments but remain committed to do so should it become necessary for the Development Fund to make cash capital calls.

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31 were as follows (in millions):

	2009	2008	2007
Bonds	$8,956	$8,232	$7,901
Mortgage loans	1,204	1,290	1,481
Real estate	272	285	246
Stocks	55	347	512
Other long-term investments	177	692	918
Cash, cash equivalents and short-term investments	28	95	90
Other	—	9	5
Total gross investment income	10,692	10,950	11,153
Less investment expenses	(420)	(451)	(448)
Net investment income before amortization of net IMR gains	10,272	10,499	10,705
Plus amortization of net IMR gains	68	60	123
Net investment income	$10,340	$10,559	$10,828

Due and accrued income excluded from net investment income is as follows: Bonds and Preferred stocks in default; Common stock affiliated related to real estate with rents over 90 days past due; Mortgage loans with amounts greater than the excess of the property value over the unpaid principal balance and on mortgages in default more than eighteen months; and Real estate relating to rent in arrears for more than 90 days. The total due and accrued income excluded from net income was $1 million each for the years 2009, 2008 and 2007.

Future rental income expected to be received under existing real estate leases in effect as of December 31, 2009 (in millions):

	2010	2011	2012	2013	2014	Thereafter	Total
Future rental income	$145	$130	$111	$91	$70	$177	$724

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to other than temporary impairments for the years ended December 31 were as follows (in millions):

	2009	2008	2007
Bonds	$(1,913)	$(2,822)	$(74)
Mortgage loans	(318)	(181)	7
Real estate	(43)	20	2
Stocks	(90)	(929)	77
Other long-term investments	(1,086)	(546)	56
Cash, cash equivalents and short-term investments	15	(33)	5
Total before capital gains taxes and transfers to the IMR	(3,435)	(4,491)	73
Transfers to the IMR	109	41	(44)
Capital gains taxes	—	—	(166)
Net realized capital losses less capital gains taxes, after transfers to the IMR	$(3,326)	$(4,450)	$(137)

Write-downs of investments resulting from other-than-temporary impairments, included in the preceding table, were as follows for the years ended December 31 (in millions):

	2009	2008	2007
Other-than-temporary impairments:
Bonds	$2,249	$2,467	$339
Mortgage loans	336	211	49
Real estate	52	23	—
Stocks	146	890	100
Other long-term investments	1,005	552	42
Total	$3,788	$4,143	$530

The Company has no contractual commitments to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Due and accrued income, which is deemed collectible, will be admitted in an amount not exceeding the value of the property (less taxes) over the unpaid principal balance of the loan. Any loans in default more than eighteen months will have all due and accrued income non-admitted.

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-59

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an other than temporary impairment will be recorded until actual disposal of the investment. Proceeds from sales of long-term bond investments during 2009, 2008 and 2007 were $5,639 million, $5,099 million and $4,840 million, respectively. Net gains of $658 million, $216 million and $333 million and net losses, excluding impairments considered to be other-than-temporary, of $322 million, $571 million and $68 million were realized during 2009, 2008 and 2007, respectively.

Wash Sales: The Company does not engage in the practice of wash sales. However, in isolated cases management may sell and repurchase securities that meet the definition. As of December 31, 2009 and 2008, TIAA’s wash sales which meet the definition totaled $9 million and $20 million respectively, which is less than 1% of the total bond portfolio.

Unrealized Capital Gains and Losses: The net changes in unrealized capital gains (losses) on investments, resulting in a net increase (decrease) in the valuation of investments for the years ended December 31 were as follows (in millions):

	2009	2008	2007
Bonds	$86	$(483)	$299
Mortgage loans	66	(172)	95
Stocks	(16)	(633)	92
Other long-term investments	778	(1,474)	379
Cash, cash equivalents and short-term investments	(4)	5	—
Total	$910	$(2,757)	$865

Note 10—securitizations

When TIAA sells bonds and mortgages in a securitization transaction, it may retain interest-only strips, one or more subordinated tranches, residual interest, or servicing rights, all of which are retained interests in the securitized receivables. The Company’s ownership of the related retained interests may be held directly by the Company or indirectly through an investment subsidiary. The retained interests are associated with Special Purpose Entities (“SPEs”) that issue equity and debt which is non-recourse to the Company. Fair value used to determine gain or loss on a securitization transaction is based on quoted market prices, if available; however, quotes are generally not available for retained interests, so the Company either obtains an estimated fair value from an independent pricing service or estimates fair value internally based on the present value of future expected cash flows using management’s best estimates of future credit losses, forward yield curves, and discount rates that are commensurate with the risks involved.

The Company has not initiated any securitization transactions in which it sold assets held on its balance sheet into SPEs during 2009 or 2008. Advisors, an indirect subsidiary of TIAA, provides investment advisory services for most assets securitized by the Company.

During 2007, TIAA entered into a securitization transaction in which it sold commercial mortgages with a total principal balance of approximately $2,092 million and recognized a gain of approximately $34 million. TIAA received proceeds of approximately $2,009 million and retained subordinated interests with a fair value of approximately $77 million. The total cash flows received on interests retained were approximately $2,017 million for the year ending December 31, 2007. There were no delinquencies or credit losses at December 31, 2009, 2008 and 2007, respectively.

The sensitivity analysis represents changes in the fair value of the securitized assets. The following table summarizes the Company’s retained interests in securitized financial assets from transactions originated since 2000 (in millions):

					Sensitivity Analysis of Adverse Changes in Key Assumptions
Issue Year	Type of Collateral	Carrying Value	Estimated Fair Value		10% Adverse	20% Adverse
2000	Bonds	$74	$69	(a)	$(1)	$(2)
2001	Bonds	$188	$188	(b)	$(3)	$(6)
2002	Bonds	$2	$2	(c)	$—	$(1)
2007	Mortgages	$32	$6	(d)	$(1)	$(1)

The key assumptions applied to both the fair values and sensitivity analysis of the retained interests on December 31, 2009 was as follows:

a)	The retained interests securitized in 2000 are valued utilizing a discounted cash flow methodology. Discount rates utilized in the valuations ranged from 5.71% to 11.00%. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rate.

b)	The retained interests securitized in 2001 were valued using an independent third-party pricing service. The third-party pricing levels imply yield rates ranging from 1.20% to 193.82% (weighted average rate of 11.68%). To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rate.

c)	The retained interests securitized in 2002 were valued based on a broker valuation mark. The valuation level implied a yield rate of 77.06% based upon an internal cash flow projection. To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rate.

d)	The retained interests securitized in 2007 were valued using an independent third-party pricing service. The third-party pricing levels imply yield rates ranging from 35.76% to 91.16% (weighted average rate of 59.46%). To test valuation sensitivity, the fair values of the retained interests were recalculated using 10% and 20% adverse changes in the implied overall discount rates.

Note that the sensitivity analysis above does not give effect to any offsetting benefits of financial instruments which may hedge the

B-60	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

risks inherent to these financial interests. Additionally, changes in particular assumptions, such as discount rates, may in practice change other valuation assumptions which may magnify or counteract the effect of these disclosed sensitivities.

Note 11—disclosures about fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by third party pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by ASU 820, Fair Value Measurements and Disclosures. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

•	Level 1—Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.

•

Level 2—Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

•

Level 3—Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

The estimated fair value amounts of financial instruments presented in the following tables were determined by the Company using market information available as of December 31, 2009 and December 31, 2008 and appropriate valuation methodologies. However, considerable judgment may be required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The following table presents the carrying value and estimated fair value of the Company’s financial instruments (in millions).

	December 31, 2009		December 31, 2008
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Public bonds	116,842	115,143	100,695	91,019
Private bonds	35,564	33,977	34,985	27,883
Total bonds	152,406	149,120	135,680	118,902
Mortgage loans	18,135	17,469	19,668	18,799
Preferred stocks	133	126	3,216	2,161
Common stocks	3,137	3,173	3,017	4,266
Cash, cash equivalents and short-term investments	528	528	5,553	5,553
Contract loans	930	930	908	908
Separate accounts assets	9,338	9,338	12,473	12,473
Derivative financial instruments	97	196	298	332
Liabilities:
Liability for deposit-type contracts	574	574	500	500
Derivative financial instruments	616	613	370	465
Separate accounts liabilities	8,426	8,426	12,319	12,319
Borrowed money	939	937	—	—

Bonds: The fair values for publicly traded long term bond investments were generally determined using prices provided by third party pricing services or valuations from the NAIC. For privately placed long term bond investments without a readily ascertainable market value, such values were determined with the assistance of independent pricing services utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Mortgage Loans: The fair values of mortgage loans were generally determined by discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

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TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Preferred Stocks: The fair values of preferred stocks were determined using prices provided by third party pricing services or valuations from the NAIC.

Common Stocks: Fair value of unaffiliated common stock is based on quoted market prices, where available, or prices provided by state regulatory authorities. The Company estimates the fair value of its affiliated common stock by determining the fair value of the underlying assets of the affiliated entities.

Cash, Cash Equivalents, and Short-term Investments: The carrying values were considered reasonable estimates of fair value.

Borrowed Money: Borrowed money is comprised of Term Asset-backed Securities Loan Facility (“TALF”) for which the fair values were determined using prices provided by a third party.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS:

The following tables provide information as of December 31, 2009 and December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2009
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets at fair value:
Common stocks	$643	$237	$25	$905
Derivatives	—	196	—	196
Separate accounts asset, net	1,501	671	7,166	9,338
Total assets at fair value	$2,144	$1,104	$7,191	$10,439

Liabilities at fair value:
Derivatives	$—	$(613)	$—	$(613)
Total liabilities at fair value	$—	$(613)	$—	$(613)

	December 31, 2008
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets at fair value:
Common stocks	$581	$274	$—	$855
Derivatives	—	282	—	282
Separate accounts assets, net	951	512	11,010	12,473
Total assets at fair value	$1,532	$1,068	$11,010	$13,610

Liabilities at fair value:
Derivatives	$—	$(195)	$—	$(195)
Total liabilities at fair value	$—	$(195)	$—	$(195)

Fair values and changes in the fair value of separate account assets generally accrue directly to the policyholders, except for the accumulation units purchased by TIAA and further described in Note 21 and thus there is no net impact to the Company’s revenues and expenses or surplus.

Changes in level 3 assets and liabilities measured at fair value on a recurring basis

The following is a reconciliation of the beginning and ending balances for net assets measured at fair value on a recurring basis using Level 3 inputs at December 31, (in millions):

	2009	2008
Year Ended December 31, 2009	Net Assets	Net Assets
Balance at December 31, 2008:	$11,010	$13,823
Total gains or losses (realized/unrealized) included in surplus	(3,613)	(2,518)
Other activity	(206)	(295)
Balance at December 31, 2009	$7,191	$11,010

Separate account net assets consist of directly owned real estate, joint ventures, limited partnerships and a note receivable held by the Real Estate Account (“REA”) net of mortgages issued to REA. The impact on overall surplus is offset by concurrent changes in value in both separate account assets and separate account liabilities in the Company’s Statement of Admitted Assets, Liabilities and Capital and Contingency Reserves, except for the accumulation units purchased by TIAA and further described in Note 21. Other activity consists principally of acquisitions or dispositions of properties or ownership interests and assumptions of mortgages and principal repayments made thereon.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS:

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009 and 2008.

The following tables represent the balances of assets and liabilities measured at fair value on a non-recurring basis and the related net gains and losses for the years ending December 31, for those items (in millions):

	2009
	Level 1	Level 2	Level 3	Total Gains (Losses)
Bonds	$—	$82	$162	$(308)
Preferred stocks	—	4	5	(1)
Mortgage loans	—	—	211	(47)
Other long-term investments	—	—	58	(90)
Total	$—	$86	$436	$(446)

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continued

	2008
	Level 1	Level 2	Level 3	Total Gains (Losses)
Bonds	$—	$1,353	$35	$(1,811)
Preferred stocks	28	223	3	(524)
Other long-term investments	—	—	906	(740)
Total	$28	$1,576	$944	$(3,075)

Described below are the Company’s application of the fair value hierarchy to its assets and liabilities carried at fair value on a recurring and non-recurring basis:

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange listed equities. Preferred stocks carried on a lower of cost or market basis are those that trade in an active market where prices for identical securities are readily available.

Level 2 financial instruments

Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Because most bonds and preferred stocks do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates.

If an independent pricing service is unable to provide the fair value for a security due to insufficient market information, such as for a private placement transaction, the Company will determine the fair value internally using a matrix pricing model. This model estimates fair value using discounted cash flows at a market yield considering the appropriate treasury rate plus a spread. The spread is derived by reference to similar securities, and may be adjusted based on specific characteristics of the security, including inputs that are not readily observable in the market. The Company assesses the significance of unobservable inputs for each security priced internally and classifies that security in Level 2 only if the unobservable inputs are insignificant.

Common stocks included in Level 2 include those which are traded in an inactive market or for which prices for identical securities are not available.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper. Preferred stocks in Level 2 are those carried on a lower of cost or market basis using daily trade prices based on prices for similar securities observable in the market. Bonds carried in Level 2 are composed of corporate bonds and asset-backed securities.

Level 3 financial instruments

Bonds classified as Level 3 include asset-backed securities that were manually priced. Valuations of separate account net assets and liabilities classified in Level 3 are generally based on discounted cash flow analyses which utilize market rates, but valuation methods may also include cost and comparable sales approaches.

Other long term assets in Level 3 include private equity holdings, real estate partnerships and investment interests in affiliates where carrying values approximate market or where impairments were recorded.

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. TIAA does not engage in derivative financial instrument transactions for speculative purposes. The Company enters into derivatives directly with counterparties of high credit quality (i.e., rated A-/A3 or better at the date of a transaction) and monitors counterparty credit quality on an ongoing basis. TIAA’s counterparty credit risk is limited to the net positive fair value of its derivative positions for each individual counterparty, unless otherwise described below. Effective January 1, 2003 TIAA adopted SSAP 86, “Accounting for Derivative Instruments and Hedging Activities,” and has applied this statement to all derivative transactions entered into or modified on or after that date. The National Association of Insurance Commissioners (NAIC) has also adopted disclosure requirements included within Accounting Standards Codification 815, “Derivatives and Hedging” (ASC 815) and Accounting Standards Codification 460, “Guarantees” (ASC 460), for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group.

Collateral: The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each counterparty to a derivative transaction. In addition to the ISDA agreement, Credit Support Annexes (“CSA’s”), which are bilateral collateral agreements, have been put in place with eight derivative counterparties. The CSA’s allow TIAA’s exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. As of December 31, 2009, TIAA held cash collateral of $31.5 million from its counterparties. TIAA must also post collateral to the extent its net position with a given counterparty is at a loss relative to the counterparty. As of December 31, 2009, the Company pledged cash collateral of $87 million to its counterparties.

Contingent Features: Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating were to fall below the specified mini-

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TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

mum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination would require immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on December 31, 2009 is $395.8 million for which the Company has posted collateral of $77.6 million in the normal course of business.

Foreign Currency Swap Contracts: TIAA enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized loss as of December 31, 2009, from foreign currency swap contracts that do not qualify for hedge accounting treatment was $264.5 million. The net realized loss for the year ended December 31, 2009, from all foreign currency swap contracts was $83.3 million.

Equity Index Options: TIAA purchased out-of-the-money put options on the S&P 500 Index as a hedge of a portion of the General Account equity position against a decline in value. These options are traded over-the-counter and the Company is exposed to both market and counterparty risk. These instruments are carried at fair value. On December 31, 2009, the Company did not hold any Equity Index Options. The net realized gain for the year ended December 31, 2009, from all Equity Index Option contracts was $0.4 million.

Foreign Currency Forward Contracts: TIAA enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. The changes in the value of the contracts related to foreign currency exchange rates are recognized as unrealized gains or losses. A foreign exchange premium/(discount) is recorded at the time a contract is opened, based on the difference between the forward exchange rate and the spot rate. The Company amortizes the foreign exchange premium/(discount) into investment income over the life of the forward contract or at the settlement date, if the forward contract is less than a year. The net unrealized loss for the year ended December 31, 2009, from foreign currency forward contracts that do not qualify for hedge accounting treatment was $2.6 million. The net realized loss for the year ended December 31, 2009 from foreign currency forward contracts was $11.2 million.

Interest Rate Swap Contracts: TIAA enters into interest rate swap contracts as a cash flow hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts are designated as cash flow hedges and allow TIAA to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument is traded over-the-counter, and the Company is exposed to both market and counterparty risk. TIAA also enters into interest rate swap contracts to exchange the cash flows on certain fixed interest rate bonds into variable interest rate cash flows. These contracts are designated as fair value hedges in connection with certain interest sensitive products. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized loss for the year ended December 31, 2009, from interest rate swap contracts that do not qualify for hedge accounting treatment was $34.8 million. The net realized gain for the year ended December 31, 2009, from interest rate swap contracts was $12.9 million.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps (“CDS”) as protection against unexpected adverse credit events on selective investments in the TIAA portfolio. These swap contracts are designated as hedges and the premium payment to the counterparty is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value. The net unrealized loss for the year ended December 31, 2009, from purchased credit default swap contracts that do not qualify for hedge accounting treatment was $78.9 million. The net realized gain for the year ended December 31, 2009 from all purchased credit default swap contracts was $3.0 million.

Written Credit Default Swaps used in Replication Transactions: A Replication Synthetic Asset Transaction (“RSAT”) is a written credit derivative transaction (the derivative component) entered into concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity).

As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, TIAA writes (sells) credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded over-the-counter, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps represents the unamortized premium received for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer. The net unrealized gain/loss for the year ended December 31, 2009, from written credit default swap contracts that do not qualify for hedge accounting treatment was $0. The net realized loss for the year ended December 31, 2009 from all written credit default swap contracts was $26 million.

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but

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continued

are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the Notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by TIAA may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by TIAA to Counterparty and delivery of physical security by Counterparty to TIAA.

2.	Notional amount payment by TIAA to Counterparty net of contractual recovery fee.

3.	Notional amount payment by TIAA to Counterparty net of auction determined recovery fee.

The following table contains information related to replication positions where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Bond Series of indexes (DJ.NA.IG). The index is comprised of 125 of the most liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. TIAA has written contracts on the overall index, whereby TIAA is obligated to perform should a credit event occur with any reference entity that comprises the index. TIAA has also written contracts on the “Super Senior” (30% to 100%) Tranche of the Dow Jones North American Investment Grade Bond Series # 9 Index (DJ.NA.IG.9), whereby TIAA is obligated to perform should the default rate of the entire index exceed 30%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount. TIAA will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (in millions).

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2009 Impairment
DJ Investment Grade Index	less than 1 year	$358	0.40%	$—	$(6)
DJ Investment Grade Index	1-2 years	960	0.43%	(4)	(12)
DJ Investment Grade Index	2-3 years	169	0.35%	(3)	(1)
Super SeniorTranche DJ.NA.IG.9	3-4 years	4,919	0.79%	95	—
Totals		$6,406		$88	$(19)

The following table contains information related to Replication positions where Credit Default Swaps have been sold by the Company on individual debt obligations of corporations and sovereign nations. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the Notional amount. TIAA will record the impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is limited ability to recover an unrealized loss (in millions).

Asset Class	Term	Notional	Average Annual Premium Received	Fair Value	2009 Impairment
Corporate	3-6 years	$786	0.89%	$11	$(2)
Sovereign	0–4 years	145	1.53%	1	—
Total		$931		$12	$(2)

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. The values are listed in order of their NAIC Credit Designation asset, with a designation of 1 having the highest credit quality and designations of 4 or below having the lowest credit quality based on the underlying asset referenced by the credit default swap (in millions).

RSAT NAIC Designation	Reference Entity Asset Class	RSAT Notional Amount	Derivative Component Fair Value	Cash Component Fair Value	RSAT Fair Value
1 Highest Quality	Index	$—	$—	$—	$—
	Tranche	4,919	95	5,411	5,506
	Corporate	686	17	689	706
	Sovereign	60	1	61	62
	Subtotal	5,665	113	6,161	6,274
2 High Quality	Index	1,487	(7)	1,361	1,354
	Tranche	—	—	—	—
	Corporate	90	—	100	100
	Sovereign	25	—	26	26
	Subtotal	1,602	(7)	1,487	1,480
3 Medium Quality	Index	—	—	—	—
	Tranche	—	—	—	—
	Corporate	—	—	—	—
	Sovereign	60	—	61	61
	Subtotal	60	—	61	61
4 Low Quality	Index	—	—	—	—
	Tranche	—	—	—	—
	Corporate	10	(6)	11	5
	Sovereign	—	—	—	—
	Subtotal	10	(6)	11	5
	Total	$7,337	$100	$7,720	$7,820

A summary of derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values, appears below (in millions):

		December 31, 2009			December 31, 2008
		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign Currency Swap Contracts	Assets	$632	$58	$59	$1,798	$202	$210
	Liabilities	2,247	(492)	(534)	1,461	(290)	(344)
	Subtotal	2,879	(434)	(475)	3,259	(88)	(134)
Foreign Currency Forward Contracts	Assets	38	1	1	90	19	19
	Liabilities	22	(2)	(2)	150	(16)	(16)
	Subtotal	60	(1)	(1)	240	3	3
Interest Rate Swap Contracts	Assets	444	17	17	490	49	49
	Liabilities	185	(3)	(3)	3	—	—
	Subtotal	629	14	14	493	49	49
Credit Default Swap Contracts—RSAT	Assets	5,829	15	113	5,109	—	26
	Liabilities	1,508	(58)	(13)	1,537	(57)	(98)
	Subtotal	7,337	(43)	100	6,646	(57)	(72)
Credit Default Swap Contracts	Assets	205	6	6	660	28	28
(Purchased Default Protection)	Liabilities	1,565	(61)	(61)	473	(7)	(7)
	Subtotal	1,770	(55)	(55)	1,133	21	21
Total	Assets	7,148	97	196	8,147	298	332
	Liabilities	5,527	(616)	(613)	3,624	(370)	(465)
	Total	$12,675	$(519)	$(417)	$11,771	$(72)	$(133)

TIAA reflected $(21.1) million and $(1.9) million in valuation impairments related to Credit Default Swaps and Foreign Currency Swaps, respectively. The average fair value of derivatives used for other than hedging purposes, which are the credit default swaps used in replication synthetic asset transactions was $5.9 million in liabilities.

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The table below illustrates the Fair Values of Derivative Instruments in the Statement of Financial Position. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Hedging Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	Fair Value of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
Qualifying Hedge Relationships	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV	Balance Sheet Location	Estimated FV
Foreign Currency Swaps	Other Long-term Investments	$1	Other Long-term Investments	$16	Other Liabilities	$(220)	Other Liabilities	$(165)
Total Qualifying Hedge Relationships		1		16		(220)		(165)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Other Long-term Investments	17	Other Long-term Investments	49	Other Liabilities	(3)	Other Liabilities	—
Foreign Currency Swaps	Other Long-term Investments	58	Other Long-term Investments	194	Other Liabilities	(314)	Other Liabilities	(179)
Foreign Currency Forwards	Other Long-term Investments	1	Other Long-term Investments	19	Other Liabilities	(2)	Other Liabilities	(16)
Purchased Credit Default Swaps	Other Long-term Investments	6	Other Long-term Investments	28	Other Liabilities	(61)	Other Liabilities	(7)
Total Non-qualifying Hedge Relationships		82		290		(380)		(202)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Other Long-term Investments	113	Other Long-term Investments	26	Other Liabilities	(13)	Other Liabilities	(98)
Equity Contracts	Other Long-term Investments	—	Other Long-term Investments	—	Other Liabilities	—	Other Liabilities	—
Total Derivatives used for other than Hedging Purposes		113		26		(13)		(98)
Total Derivatives		$196		$332		$(613)		$(465)

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The table below illustrates the Effect of Derivative Instruments in the Statement of Operations. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions).

	Effect of Derivative Instruments
	December 31, 2009		December 31, 2008
Qualifying Hedge Relationships	Income Statement Location	Realized Gain (Loss)	Income Statement Location	Realized Gain (Loss)
Foreign Currency Swaps	Net Realized Capital Gain (Loss)	$(12)	Net Realized Capital Gain (Loss)	$(4)
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Net Realized Capital Gain (Loss)	(1)	Net Realized Capital Gain (Loss)	—
Total Qualifying Hedge Relationships		(13)		(4)

Non-qualifying Hedge Relationships
Interest Rate Contracts	Net Realized Capital Gain (Loss)	13	Net Realized Capital Gain (Loss)	1
Foreign Currency Swaps	Net Realized Capital Gain/(Loss)	(70)	Net Realized Capital Gain (Loss)	(84)
Foreign Currency Forwards	Net Realized Capital Gain (Loss)	(11)	Net Realized Capital Gain (Loss)	(4)
Purchased Credit Default Swaps	Net Realized Capital Gain (Loss)	3	Net Realized Capital Gain (Loss)	1
Total Non-qualifying Hedge Relationships		(65)		(86)

Derivatives used for other than Hedging Purposes
Written Credit Default Swaps	Net Realized Capital Gain (Loss)	(26)	Net Realized Capital Gain (Loss)	(65)
Equity Contracts	Net Realized Capital Gain (Loss)	—	Net Realized Capital Gain (Loss)	2
Total Derivatives used for other than Hedging Purposes	Net Realized Capital Gain (Loss)	(26)	Net Realized Capital Gain (Loss)	(63)
Total Derivatives		$(104)		$(153)

Note 13—separate accounts

The TIAA Separate Account VA-1 ("VA-1") is a segregated investment account and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding non-pension (after-tax) variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account ("REA") is a segregated investment account and was organized on February 22, 1995 under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. REA was registered with the Commission under the Securities Act of 1933 effective October 2, 1995. REA's target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments that are easily converted to cash to maintain adequate liquidity; since late 2008, REA’s liquid securities have comprised less than 10% of its assets, primarily due to consistent REA participant withdrawals.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account and was organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

Other than the guarantees disclosed in Note 21, the Company does not make any guarantees to policyholders on its separate accounts. All accounts offer full or partial withdrawal at market value with no surrender charges. The assets and liabilities of these accounts (which represent participant account values) are carried at fair value (directly held real estate is carried at appraised value).

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continued

Information regarding separate accounts of the Company for the years ended December 31 is as follows (in millions):

Non-guaranteed Separate Accounts	2009	2008	2007
Premiums and considerations	$1,330	$2,035	$3,343
Reserves:
For accounts with assets at:
Fair value	8,287	12,127	18,752
Amortized cost	—	—	—
Total reserves	$8,287	$12,127	$18,752

By withdrawal characteristics:
At fair value	$8,287	$12,127	$18,752
Total reserves	$8,287	$12,127	$18,752

The following is a reconciliation of transfers to or (from) the Company to the Separate Accounts (in millions):

	2009	2008	2007
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$1,523	$2,217	$3,698
Transfers from Separate Accounts	(2,810)	(6,443)	(2,186)
Net transfers (from) or to Separate Accounts	(1,287)	(4,226)	1,512

Reconciling Adjustments:
Fund transfer exchange loss	(2)	(3)	(1)
Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(1,289)	$(4,229)	$1,511

Note 14—management agreements

Under Cash Disbursement and Reimbursement Agreements, TIAA serves as the common pay-agent for its operating subsidiaries. The Company has allocated expenses of $954.5 million and $1,327 million to its various subsidiaries and affiliates in 2009 and 2008. In addition, under management agreements, TIAA provides investment advisory and administrative services for TIAA-CREF Life and administrative services to the TIAA-CREF Trust Company, FSB, and VA-1.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by two subsidiaries of TIAA. Such services are provided in accordance with an Amended and Restated Investment Management Services Agreement, dated as of January 2, 2008, between CREF and Investment Management, and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, dated as of January 1, 2009, between CREF and Services. TIAA also performs administrative services for CREF, on an at-cost basis. The management fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $710 million, $1,142 million and $1,075 million in 2009, 2008 and 2007, respectively, are not included in the statements of operations and had no effect on TIAA's operations.

Advisors provide investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. TPIS and

Services distribute variable annuity contracts for VA-1 and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

All services necessary for the operation of REA are provided at-cost by TIAA and Services. TIAA provides investment management and administrative services for REA. Distribution services are provided in accordance with a Distribution Services Agreement between REA and Services. Effective January 1, 2008 the Distribution and Administrative Services Agreement between REA and Services was modified to limit the work performed by Services to distribution activities with TIAA assuming responsibility for all administrative activities. TIAA and Services receive management fee payments from REA on a daily basis according to formulae established each year and adjusted periodically, with the objective of keeping the management fees as close as possible to actual expenses attributable to operating REA. Any differences between actual expenses and daily charges are adjusted quarterly.

The following amounts due to (from) subsidiaries and affiliates are included in the lines Other assets and Other liabilities on the Balance Sheet, as of December 31 (in millions):

Subsidiary/Affiliate	Receivable		Payable
	2009	2008	2009	2008
College Retirement Equities Fund	$—	$—	$40.0	$68.0
Investment Management	1.8	6.3	—	—
TIAA-CREF Life	12.4	12.1	—	—
TIAA Pension	—	0.6	—	—
TIAA-CREF Trust Company FSB	—	—	—	0.1
Services	—	2.0	0.8	0.6
TIAA Real Estate Account	2.6	1.6	—	—
Total	$16.8	$22.6	$40.8	$68.7

Note 15—federal income taxes

By charter, TIAA is a stock life insurance Company that operates on a non-profit basis and through December 31, 1997 was exempt from federal income taxation under the Internal Revenue Code. Any non-pension income, however, was subject to federal income taxation as unrelated business income. Effective January 1, 1998, as a result of federal legislation, TIAA is no longer exempt from federal income taxation and is taxed as a stock life insurance company.

Beginning with 1998, TIAA has filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in a tax-sharing agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. Amounts due to (receivable from) TIAA’s subsidiaries for federal income taxes were $70.2 million and $10.3 million at December 31, 2009 and 2008, respectively. The con-

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-69

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

solidating companies, as of December 31, 2009, which file a consolidated federal income tax return with TIAA are as follows:

TIAA-CREF Life Insurance Company

TIAA-CREF Enterprises, Inc.

Dan Properties, Inc.

JV Georgia One, Inc.

Teachers Michigan Properties, Inc.

JWL Properties, Inc.

Liberty Place Retail, Inc.

ND Properties, Inc.

Savannah Teachers Properties, Inc.

TCT Holdings, Inc.

Teachers Advisors, Inc.

Teachers Boca Properties II, Inc.

Teachers Pennsylvania Realty, Inc.

Oleum Holding Company, Inc.

Teachers Personal Investors Service, Inc.

T-Investment Properties Corp.

T-Land Corp.

WRC Properties, Inc.

TIAA-CREF Tuition Financing, Inc.

TIAA-CREF Trust Company, FSB

730 Texas Forest Holdings, Inc.

TIAA Global Markets, Inc.

T-C Sports Co., Inc.

TIAA Board of Overseers

TIAA Realty, Inc.

TIAA Park Evanston, Inc.

Port Northwest IV Corporation

The components of deferred tax asset (“DTA”) and deferred tax liabilities (“DTL”), as of December 31, consisted of the following (in millions):

	2009			2008
Description	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$13,493	$2,717	$16,210	$14,771	$1,611	$16,382
Statutory valuation allowance	—	—	—	—	—	—
Adjusted gross deferred tax assets	13,493	2,717	16,210	14,771	1,611	16,382
Gross deferred tax liabilities	(234)	(21)	(255)	(1)	(329)	(330)
Net deferred tax asset (liability) before admissibility test	$13,259	$2,696	$15,955	$14,770	$1,282	$16,052

Federal Income Taxes recoverable through loss carryback (10.a)	$—	$—	$—	$—	$—	$—
Adj. Gross DTA expected to be realized in one year (10.b.i)	1,634	—	1,634	1,381	—	1,381
10% adj. statutory capital and surplus limit (10.b.ii)	1,622	—	1,622	1,381	—	1,381
Admitted pursuant to par. 10.b. (lesser of i. or ii.)	1,622	—	1,622	1,381	—	1,381
Admitted pursuant to par. 10.c.	234	21	255	1	329	330
Additional admitted pursuant to par. 10.e.i.	—	—	—	N/A	N/A	N/A
Adj. Gross DTA expected to be realized in three years (10.e.ii.a)	1,688	—	1,688	N/A	N/A	N/A
15% adj. statutory capital and surplus limit (10.e.ii.b)	811	—	811	N/A	N/A	N/A
Additional admitted pursuant to par. 10.e.ii. (lesser of a. or b.)	811	—	811	N/A	N/A	N/A
Additional admitted pursuant to par. 10.e.iii.	—	—	—	N/A	N/A	N/A
Admitted deferred tax asset	2,667	21	2,688	1,382	329	1,711
Deferred tax liability	(234)	(21)	(255)	(1)	(329)	(330)
Net admitted DTA or DTL	$2,433	$—	$2,433	$1,381	$—	$1,381

Nonadmitted DTA	$10,826	$2,696	$13,522	$13,389	$1,282	$14,671

For 2009 the Company has admitted DTAs pursuant to paragraph 10.e of SSAP No. 10R. No such election existed in 2008.

B-70	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

The Company recorded an increase in admitted DTAs as the result of its election to employ the provisions of paragraph 10.e. of SSAP-10R as follows (in millions):

	Increase (Decrease) during 2009
Description	Ordinary	Capital	Total
Gross deferred tax assets	$(1,278)	$1,106	$(172)
Statutory valuation allowance	—	—	—
Adjusted gross deferred tax assets	(1,278)	1,106	(172)
Gross deferred tax liabilities	(233)	308	75
Net deferred tax asset before admissibility test	$(1,511)	$1,414	$(97)

Federal Income Taxes recoverable through loss carryback (10.a)	$—	$—	$—
Adj. Gross DTA expected to be realized in one year (10.b.i)	253	—	253
10% adj. statutory capital and surplus limit (10.b.ii)	241	—	241
Admitted pursuant to par. 10.b. (lesser of i. or ii.)	241	—	241
Admitted pursuant to par. 10.c.	233	(308)	(75)
Additional admitted pursuant to par. 10.e.i.	—	—	—
Adj. Gross DTA expected to be realized in three years (10.e.ii.a)	1,688	—	1,688
15% adj. statutory capital and surplus limit (10.e.ii.b)	811	—	811
Additional admitted pursuant to par. 10.e.ii. (lesser of a. or b.)	811	—	811
Additional admitted pursuant to par. 10.e.iii.	—	—	—
Admitted deferred tax asset	1,285	(308)	977
Deferred tax liability	(233)	308	75
Change in net admitted DTA or DTL	$1,052	$—	$1,052

Change in nonadmitted DTA	$(2,563)	$1,414	$(1,149)

The following table provides the Company’s assets, capital and surplus, and RBC information with the DTA calculated under SSAP No. 10R paragraphs 10(a) to (c) and the additional DTA determined under SSAP No. 10R paragraph 10.e as of December 31, 2009 (in millions):

Description	With Par. 10a.-c.	With Par. 10e	Difference
Admitted DTAs	$1,622	$2,433	$811
Admitted assets	$200,917	$201,728	$811
Statutory surplus	$22,033	$22,844	$811
Total adjusted capital	$23,494	$24,305	$811
RBC authorized control level	$2,254

The changes in current income taxes incurred consist of the following major components as of December 31 (in millions):

Description	2009	2008
Current income tax expense (benefit)	$(58)	$(45)
Tax on capital gains (losses)	—	—
Foreign taxes	—	—
Prior year under accrual (over accrual)	—	—
Federal income taxes incurred	$(58)	$(45)

The tax effects of temporary difference that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

DTAs Resulting from book/tax Differences in:	December 31, 2009	December 31, 2008	Change	Character
Investments	$2,068	$1,479	$589	Capital
Intangible asset	8,427	8,835	(408)	Ordinary
Differences between statutory and tax reserves	401	1,174	(773)	Ordinary
Policyholder dividends	598	816	(218)	Ordinary
Deferred compensation	168	156	12	Ordinary
Balance of payout option reserve due to IRS settlement starting in 2006 (20 year amortization)	478	508	(30)	Ordinary
NOL Carryover	2,905	2,964	(59)	Ordinary
Capital loss carryover	649	132	517	Capital
Other	516	318	198	Ordinary
Gross DTAs	16,210	16,382	(172)
Nonadmitted DTAs	$13,522	$14,671	$(1,149)

DTLs Resulting from book/tax Differences in:	December 31, 2009	December 31, 2008	Change	Character
Market discount deferred on bonds	$(233)	$(329)	$96	Ordinary
Investments	(21)	(1)	(20)	Capital
Other	(1)	—	(1)	Ordinary
Gross DTLs	$(255)	$(330)	$75

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-71

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The change in net deferred income taxes is composed of the following (this analysis is exclusive of nonadmitted assets) (in millions):

Description	December 31, 2009	December 31, 2008	Change
Total deferred tax assets	$16,210	$16,382	$(172)
Total deferred tax liabilities	(255)	(330)	75
Net deferred tax asset	$15,955	$16,052

Change in net deferred income tax (charge) benefit			$(97)

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gains from operations after dividends to policyholders and before Federal income taxes. The significant items causing this difference for the year ended December 31, 2009, are as follows (in millions):

Description	Amount	Tax Effect	Effective Tax Rate
Loss before Federal income taxes	$(619)	$(217)	35.00%
Dividends received deduction	(14)	(5)	0.76%
Amortization of interest maintenance reserve	(68)	(24)	3.86%
Meal disallowance, spousal travel, and non-deductible lobbying	3	1	-0.15%
Utilization of NOL for Subsidiaries	(167)	(58)	9.42%
Change in reserve valuation basis – Direct to Surplus	2,260	791	-127.74%
Non admitted assets	(388)	(136)	21.95%
Prior year true-up	20	7	-1.16%
Adjustment to basis of non admitted assets	(918)	(320)	51.87%
Total	$109	$39	-6.19%

Federal income tax incurred expense (benefit)		(58)	9.42%
Tax on capital gains (losses)		—	0.00%
Change in net deferred income tax charge (benefit)		97	-15.61%
Total statutory income taxes		$39	-6.19%

At December 31, 2009, the Company had net operating loss carry forwards expiring from the year 2013 to 2023 of (in millions):

Year Incurred	Operating Loss	Year of Expiration
1998	$4,433	2013
1999	1,041	2014
2001	181	2016
2002	786	2017
2003	500	2018
2004	380	2019
2008	1,134	2023
Total	$8,455

At December 31, 2009, the Company had capital loss carry forwards expiring in the years 2013 and 2014 of (in millions):

Year Incurred	Capital Loss	Year of Expiration
2008	$439	2013
2009	1,416	2014
Total	$1,855

At December 31, 2009, the Company had foreign tax credit carry forwards as follows (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2005	$1	2015
2006	2	2016
2007	2	2017
2008	2	2018
2009	2	2019
Total	$9

At December 31, 2009, the company had General Business Credit carry forward as follows (in millions):

Year Incurred	General Business Credit	Year of Expiration
2002	$1	2022
2003	2	2023
2004	2	2024
2005	2	2025
2006	5	2026
2007	7	2027
2008	5	2028
2009	5	2029
Total	$29

On September 12, 2008, TIAA executed a final settlement with the Internal Revenue Service (“IRS”) Appeals Division resolving all remaining issues for tax years 1998-2002. The primary issue before the IRS Appeals Division was the deduction of losses claimed with regard to certain intangible assets. The IRS conceded that $4.8 billion was deductible for losses related to the termination of pension contracts in force on January 1, 1998, the date that TIAA lost its federal tax exemption. The IRS also allowed losses of $9.4 million claimed for the abandonment of developed software. Additional losses claimed by TIAA of $1.9 billion were disallowed as part of the settlement. This settlement resulted in an adjustment of $1.2 billion as an elimination to the contingency reserve during the year ended 12/31/2008.

TIAA did not incur federal income taxes in 2009 or preceding years that would be available for recoupment in the event of future net losses.

The IRS started its examination for TIAA on April 2, 2009 for the tax years 2005 and 2006. The examination is scheduled to be completed in May of 2011. The statute of limitations for the 2007 and 2008 federal income tax returns are open until September 2011, and September 2012, respectively.

For the years 2003 and 2004 Federal income tax returns for the consolidated companies have been audited by the IRS. In November 2008, the IRS completed its audit and presented the group with a Revenue Agents Report that had no unagreed adjustments.

Interpretation No. 48, Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109 (beginning 9/15/2009, collectively known as FASB ASC 740) established a minimum threshold for financial statement recognition of the benefits of positions taken in tax returns, and requires certain expanded disclosures. FASB ASC 740 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open years as of the effective date. Management has evaluated the

B-72	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

Company’s tax position under the principles of FASB ASC 740, and not recorded any uncertain tax benefits as of December 31, 2009 or 2008.

Note 16—pension plan and post-retirement benefits

TIAA maintains a qualified, non-contributory defined contribution pension plan covering substantially all employees. All qualified employee pension plan liabilities are fully funded through retirement annuity contracts. Contributions are made semi-monthly to each participant's contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The accompanying statements of operations include contributions to the pension plan of approximately $44 million, $40 million and $34 million in 2009, 2008 and 2007, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

In addition to the pension plan, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. As of December 31, 2009, the measurement date, the status of this plan for retirees and eligible active employees is summarized below (in millions):

	Post-retirement Benefits
	12/31/2009	12/31/2008	12/31/2007
Reconciliation of change in benefit obligation
Benefit obligation at beginning of year	$113	$99	$105
Eligibility cost	5	4	3
Interest cost	7	6	6
Actuarial losses (gains)	1	9	(11)
Benefits paid	(7)	(5)	(4)
Plan amendments	(3)	—	—
Benefit obligation at end of year	$116	$113	$99

Reconciliation of funded status
Benefit obligation at end of year
Current retirees	$93	$86	$79
Actives currently eligible to retire	23	27	20
Total obligation	116	113	99
Fair value of assets	—	—	—
Funded status	$(116)	$(113)	$(99)
Unrecognized net transition obligation	—	3	4
Unrecognized net (gain) losses	11	9	—
Unrecognized prior service cost	(1)	—	—
Accrued post-retirement benefit cost	$(106)	$(101)	$(95)

The net periodic post-retirement (benefit) cost for the years ended December 31 includes the following components (in millions):

	Post-retirement Benefits
	2009	2008	2007
Components of net periodic benefit cost
Eligibility cost	$5	$4	$3
Interest cost	7	6	6
Amortization of net transition obligation and net (gain) or loss	1	1	1
Net periodic benefit cost	$13	$11	$10

The cost of post-retirement benefits includes a reduction arising from the Medicare Prescription Drug Act of 2003 (“The Act”) subsidy of $2 million for both 2009 and 2008 and $3 million for 2007, respectively.

The post-retirement benefit obligation for non-vested employees was approximately $28 million at December 31, 2009 and approximately $94 million at December 31, 2008.

The Company made changes (plan amendments) to its post-retirement life and health benefits during 2009. The changes included a provision that eliminates post-retirement life insurance coverage for employees who retire on or after January 1, 2010. This change is detailed in the plan amendment component in the reconciliation of the change in benefit obligation shown above.

In addition, the Company changed the post-retirement medical and dental provisions such that employees qualifying for these programs on or after January 1, 2015 will have coverage under the programs, but without any Company subsidy. These changes resulted in the reduction in post-retirement benefit obligation for non-vested employees described above.

The Company allocates benefit expenses to certain subsidiaries based upon salaries. The Company’s proportionate share of the net pension cost of post-retirement benefits related to the pension plan was approximately $6 million, $5 million, $4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The assumptions used by the Company to calculate the benefit cost and obligations in the year are as follows:

	Post-retirement Benefits
	2009	2008	2007
Weighted-average assumption
Assumptions used to determine benefit obligations
Discount rate for benefit costs	5.75%	6.25%	5.75%
Rate of compensation increase	0.00%	4.00%	4.00%
Assumptions used to determine benefit obligations
Discount rate for benefit obligations	5.75%	5.75%	6.25%
Rate of compensation increase	4.00%	4.00%	4.00%
Medical cost trend rates
Immediate Rate	9.00%	9.50%	10.00%
Ultimate Rate	5.00%	5.00%	5.00%
Year Ultimate Rate Reached	2016	2014	2013
Ultimate medical care cost trend rate after a six year gradual decrease	5.00%	5.00%	5.00%
Dental cost trend rate	5.25%	5.25%	5.25%

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-73

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

The assumed medical cost trend rates have a significant effect on the amounts reported. A one-percentage point increase or decrease in assumed medical cost trend rates would have the following effects (in millions):

	Post-retirement Benefits
	2009	2008	2007
Effect of a 1% increase in benefit costs
Change in post-retirement benefit obligation	$12	$12	$10
Change in eligibility cost and interest cost	$1	$1	$1

Effect of a 1% decrease in benefit costs
Change in post-retirement benefit obligation	$(10)	$(10)	$(9)
Change in eligibility cost and interest cost	$(1)	$(1)	$(1)

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, are expected to be paid (in millions):

Gross Cash Flows (Before Medicare Part D Subsidy Receipts)
2010	7
2011	8
2012	8
2013	9
2014	9
Total for 2015-2019	53

Medicare Part D Subsidy Receipts
2010	0.4
2011	0.4
2012	0.5
2013	0.6
2014	0.7
Total for 2015-2019	5.0

The Company also maintains a non-qualified deferred compensation plan for non-employee trustees and members of the TIAA Board of Overseers. The plan provides an award equal to 50% of the annual stipend that is invested annually in company-owned annuity contracts. Payout of accumulations is normally made in a lump sum following the trustees’ or member’s separation from the Board.

The Company had provided an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees.

The SERP provided an annual retirement benefit payable at normal retirement calculated as 3% of the participant’s 5-year average total compensation based on an average of the highest five of the last ten years multiplied by the number of years of service not in excess of 15 years. This amount is reduced by the benefit arising from the basic TIAA defined contribution annuity contracts.

Effective July 31, 2007, the SERP was curtailed. Under this curtailment, all participants, who had not attained the age of 55 and completed five years of service, forfeited their benefits under the plan. The one time cost associated with the curtailment of $5 million was due to the need to recognize the past service liability. This one time cost is included in the 2007 SERP total expense. In addition an expense of $11 million was recognized by the Com-

pany related to the funding of separate annuity contracts for individuals who forfeited benefit given the SERP curtailment.

The accumulated benefit obligation totaled $47 million and $45 million as of December 31, 2009 and 2008, respectively. The Company had an accrued pension cost of $46 million and $47 million and had $1.2 million and $0 of additional minimum liability accrued as of December 31, 2009 and 2008, respectively. The Company did not have any projected benefit obligation for non-vested employees for 2009 or 2008.

The SERP obligations were determined based upon a discount rate of 5.55% and a rate of compensation increase is not applicable as of December 31, 2009. In accordance with NAIC SSAP No. 89, Accounting For Pensions, A Replacement of SSAP No. 88, only vested obligations are reflected in the funded status.

The obligations of TIAA under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The expected rate of return on plan assets is not applicable. During 2007, the SERP expense, including expenses associated with the curtailment, totaled $11 million.

Future benefits expected to be paid for the time periods specified on the SERP are as follows (in millions):

1/1/2010 to 12/31/2010	$3.9
1/1/2011 to 12/31/2011	$3.6
1/1/2012 to 12/31/2012	$3.6
1/1/2013 to 12/31/2013	$3.6
1/1/2014 to 12/31/2014	$3.6
1/1/2015 to 12/31/2019	$17.5

Note 17—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial formulae. The reserves are based on assumptions for interest, mortality and other risks insured and establish a sufficient provision for all benefits guaranteed under policy and contract provisions.

For annuities and supplementary contracts, policy and contract reserves are generally equal to the present value of guaranteed benefits. For most annuities, the present value calculation uses the guaranteed interest and mortality table or a more conservative basis and for most accumulating annuities the reserve thus calculated is equal to the account balance. During 2009, TIAA received approval from the Department to change the valuation basis on a portion of its payout annuity reserves. These reserves, which had previously been calculated on the basis of interest at either 1.5% or 2.5%, with mortality on the basis of either the 1983 Table A with ages set back 9 years or the Annuity 2000 Table with ages set back either 9 or 12 years, will henceforth be valued on the basis of interest at 2.5% with mortality in accordance with the Annuity 2000 Table with ages set back 4 years. This reserve modification had the net effect of reducing beginning of year 2009 reserves by approximately $2.26 billion.

For the Personal Annuity (“PA”), deferred annuity reserves in the general account were, through December 31, 2008, equal to the account balance plus the present value, at the maximum

B-74	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

statutory valuation rate on an issue year basis, of excess interest guaranteed beyond the valuation date. In addition, a reserve was maintained in the general account for the PA’s Guaranteed Minimum Death Benefit (“GMDB”) provision. The reserve for the GMDB was calculated in accordance with Actuarial Guideline 34, Variable Annuity Minimum Guaranteed Death Benefit

Reserves and New York State Regulation 151 and was approximately $1.1 million at December 31, 2008. In 2009, Actuarial Guideline 43 was adopted replacing Actuarial Guideline 34 and Actuarial Guideline 39 which resulted in the reserve for GMDB to be calculated as part of the total annuity reserves and not calculated independently.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners Annuity Reserve Valuation Method in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products. For accumulating annuities which do not contain variable guarantees, the reserves are generally calculated as the present value of guaranteed benefits using the guaranteed interest and mortality table and the reserve thus calculated is generally equal to the account balance. For payout annuities the reserves meet and exceed minimum standards and are generally calculated as the present value of guaranteed benefits using conservative interest rates and mortality tables. Variable annuity reserves are calculated using Actuarial Guideline 43 which incorporates a deterministic floor plus a stochastic component for products which contain guaranteed benefits.

For retained assets, an accumulation account issued from the proceeds of annuities and life insurance policies, reserves held are equal to the total current account balances of all account holders.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

In aggregate, the reserves established for all annuity and supplementary contracts utilize assumptions for interest at a weighted average rate of approximately 3%. Approximately 79% of annuity and supplementary contract reserves are based on the 1983 Table set back at least 9 years or the Annuity 2000 table set back at least 9 years.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contracts at December 31 are as follows (in millions):

	2009		2008
	Amount	Percent	Amount	Percent
Subject to Discretionary Withdrawal
At fair value	$8,287	4.8%	$12,127	7.1%
At book value without adjustment	35,680	20.8%	32,232	18.9%
Not subject to discretionary withdrawal	127,812	74.4%	126,465	74.0%
Total (gross)	171,779	100.0%	170,824	100.0%
Reinsurance ceded	—		—
Total (net)	$171,779		$170,824

Annuity reserves and deposit-type contact funds for the year ended December 31 are as follows (in millions):

	2009	2008
General Account:
Total annuities (excluding supplementary contracts with life contingencies)	$160,455	$155,907
Supplementary contracts with life contingencies	2,463	2,290
Deposit-type contracts	574	500
Subtotal	163,492	158,697

Separate Accounts:
Annuities	8,223	12,024
Supplementary contracts with life contingencies	61	103
Deposit-type contracts	3	—
Subtotal	8,287	12,127
Total	$171,779	$170,824

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for issues on and after such date. Annual renewable and five-year renewable term policies issued on or after January 1, 1994 use segmented reserves, where each segment is equal to the term period. The Cost of Living riders issued on and after January 1, 1994 also use segmented reserves, where each segment is equal to one year in length.

Reserves for the vast majority of permanent insurance policies, term insurance policies, and regular insurance policies use Commissioners’ Standard Ordinary Mortality Tables with rates ranging from 2.25% to 6.00%. Term conversion reserves are based on TIAA term conversion mortality experience and 4.00% interest.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values of approximately $0.1 million in excess of the legally computed reserves were held as an additional reserve liability at December 31, 2009 and $0.2 million at December 31, 2008, respectively. As of December 31, 2009 and December 31, 2008, TIAA had $ 1.1 billion and $1.1 billion, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department. Reserves to cover these insurance amounts totaled $13.5 million and $16.9 million at December 31, 2009 and December 31, 2008, respectively.

For Immediate Annuities not involving life contingencies and Supplementary Contracts not involving life contingencies, for each valuation rate of interest, the tabular interest has been calculated as the product of the valuation rate times the mean liability for the year. For all other funds not involving life

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

contingencies, tabular interest has been calculated as the total interest credited to such funds.

Note 18—reinsurance

In 2005 and 2004, the Company entered into reinsurance agreements with RGA Reinsurance Company. In accordance with these agreements, the Company assumed Credit Life, Credit A&H, Term Life and Whole Life liabilities through coinsurance funds withheld and modified coinsurance arrangements on a proportional basis. During 2007, the Credit Life and Credit A&H agreement was recaptured, as well as one of the Term Life and Whole Life agreements. The statutory coinsurance reserves on these recaptured agreements at the end of the 2007 reporting period were approximately $18.4 million and $41.2 million, respectively.

At December 31, disclosures related to these assumed coinsurance agreements were (in millions):

	2009	2008	2007
Aggregated assumed premiums	$21	$22	$(2)
Reinsurance payable on paid and unpaid losses	$—	$—	$—
Modified coinsurance reserves	$192	$183	$171
(Decrease) Increase in policy and contract reserves	$(5)	$(4)	$(50)

In 2004, TIAA and its subsidiary, TIAA-CREF Life, entered into a series of agreements with Metropolitan Life Insurance Company (“MetLife”) including an administrative agreement for MetLife to service the long-term care business of TIAA and TIAA-CREF Life, an indemnity reinsurance agreement where TIAA and TIAA-CREF Life ceded to MetLife 100% of the long-term care liability and an assumption reinsurance agreement. After appropriate filings in each jurisdiction, MetLife offered the TIAA and TIAA-CREF Life policyholders the option of transferring their policies from TIAA and TIAA-CREF Life to MetLife. At December 31, 2009 and 2008, there were premiums in force of $21 million and $27 million, respectively.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers and there are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of reinsurance.

The major lines in the accompanying financial statements that were reduced by reinsurance agreements at December 31 are as follows (in millions):

	2009	2008	2007
Insurance and annuity premiums	$21	$23	$46
Policy and contract benefits	$70	$81	$91
Increase in policy and contract reserves	$95	$50	$187
Reserves for life and health insurance	$591	$686	$736

Note 19—commercial paper program

TIAA began issuing commercial paper in May 1999. The current maximum amount authorized to be issued under the program is $2 billion, although TIAA’s Board of Trustees and management may reduce the maximum amount of commercial paper issuable under this program in the future. At December 31, 2009 and

2008, TIAA had no commercial paper outstanding and management does not currently intend to issue any commercial paper.

TIAA maintained a committed and unsecured 5-year revolving credit facility of $1 billion with a group of banks to support the commercial paper program. The commercial paper program and credit facility was terminated effective March 5, 2010.

Note 20—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below as of December 31 are as follows (in millions):

	2009	2008
Net unrealized capital gains (losses)	$910	$(2,757)
Asset valuation reserve	$(273)	$4,104
Net deferred federal income tax	$(218)	$13,009
Nonadmitted assets	$(21)	$(12,707)
Net change in reserve valuation	$2,260	$—
Net change in separate account	$(301)	$(1)
Issuance of surplus notes	$2,000	$—
Changes in accounting principles	$1,030	$—
Change in dividend accrual methodology	$155	$—
Prior year FIT settlement	$—	$1,244
Other	$—	$(7)

Capital: TIAA has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of TIAA. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On December 16, 2009, the Company issued Surplus Notes (“Notes”) in an aggregate principal amount of $2 billion. The Notes bear interest at an annual rate of 6.850%, and have a maturity date of December 16, 2039. Proceeds from the issuance of the Notes were $1,997 million, net of issuance discount. The Notes were issued in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, and the Notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company. Interest on these Notes is scheduled to be paid semiannually on June 16 and December 16 of each year through the maturity date. No subsidiary or affiliate of the Company is an obligor or guarantor of the Notes, which are solely obligations of the Company.

The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the Notes are not part of the legal liabilities of the Company. The Notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the Notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of

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continued

the Notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted treasury rate plus 40 basis points, plus in each case, accrued and unpaid interest payments on the Notes to be redeemed to the redemption date.

At December 31, 2009, no affiliates of the Company held any portion of the Notes.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). TIAA has not paid dividends to its shareholder and has no plans to do so in the current year.

Note 21—contingencies and guarantees

SUBSIDIARY AND AFFILIATE GUARANTEES:

TGM, a wholly-owned subsidiary of TIAA, was formed for the purpose of issuing notes and other debt instruments and investing the proceeds in compliance with the investment guidelines approved by the Board of Directors of TGM. TGM is authorized to issue up to $5 billion in debt and TIAA’s Board of Trustees authorized TIAA to guarantee up to $5 billion of TGM’s debt. TGM had $3,280 million at December 31, 2009 and $3,295 million at December 31, 2008 of outstanding debt and accrued interest. TIAA also provides a $750 million uncommitted and unsecured 364-day revolving line of credit to TGM. During 2009, there were no draw downs. During 2008, there were 5 draw downs totaling $172 million that were repaid by December 31, 2008. There was no outstanding principal or accrued interest on the line of credit as of December 31, 2009 or 2008.

The carrying value of TGM was $(271) million and $(348) million at December 31, 2009 and December 31, 2008, respectively. Pursuant to TIAA’s guarantee of TGM, TIAA reported the negative equity of TGM as an unrealized loss.

The Company has a financial support agreement with TIAA-CREF Life. Under this agreement, the Company will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to TIAA. On March 17, 2009, the Company made a $70 million capital contribution to TIAA-CREF Life in accordance with the financial support agreement.

The Company also provides a $100 million unsecured 364-day revolving line of credit to TIAA-CREF Life. As of December 31,

2009, $30 million of this facility was maintained on a committed basis for which effective May, 2009, the Company received a commitment fee of 20 basis points on the undrawn committed amount. During 2009, there were 7 draw downs totaling $15.2 million that were repaid by December 31, 2009. During 2008, there were 17 draw downs totaling $41 million that were repaid by December 31, 2008. As of December 31, 2009 and 2008, outstanding principal plus accrued interest on this line of credit was $0.

The Company provides a $1 billion uncommitted line of credit to certain accounts of CREF and certain TIAA-CREF Mutual Funds (the “Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $750 million committed credit facility (with a term expiring in June 2010) that is maintained with a group of banks.

The Company provides a $100 million committed and unsecured 364-day revolving line of credit to TCAM, a real estate fund managed by Advisors, in which TIAA has a minority indirect equity ownership interest. During 2009, there were 2 draw downs totaling $5 million which were repaid by December 31, 2009. In 2008, there were 3 draw downs totaling $89 million. Outstanding principal and accrued interest under this line of credit totaled $0 and $36 million as of December 31, 2009 and 2008, respectively.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees that, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees that expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees that once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, the TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at their accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As a result of net participant transfers from REA during 2008, on December 24, 2008, the TIAA general account purchased $155.6 million of accumulation units (measured based on the cost of such units) issued by REA. Subsequent to December 24, 2008 and through December 31, 2009, the TIAA general account purchased an aggregate additional $1,058.7 million of accumulation

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

units in a number of separate transactions. Overall TIAA has purchased $1,214.3 million of accumulation units and the fair value of such units was $912.3 million as of December 31, 2009, respectively. Accumulation units owned by TIAA are valued in the same manner as units owned by individual REA participants on a fair value basis and will fluctuate in value.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees that once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees that expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Leases: The Company occupies leased office space in many locations under various long-term leases. At December 31, 2008, the future minimum lease payments are estimated as follows (in millions):

Year	2010	2011	2012	2013	2014	Thereafter	Total
Amount	$33	$31	$29	$25	$19	$63	$200

Leased space expense is allocated among the Company and affiliated entities. Rental expense charged to the Company for the years ended December 31, 2009, 2008 and 2007 was approximately $35 million, $36 million and $32 million, respectively.

OTHER CONTINGENCIES AND GUARANTEES:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of TIAA or its subsidiaries. It is TIAA management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

Note 22—borrowed money

Effective March 2009, TIAA was authorized to execute investment transactions under the Term Asset-Backed Securities Loan Facility (“TALF”) program. Under the TALF program, the Federal Reserve Bank of New York (“FRBNY”) will lend up to $200 billion on a non-recourse basis to holders of certain AAA-rated Asset Backed Securities (“ABS”) backed by newly and recently originated consumer and small business loans. The FRBNY will lend an amount equal to the market value of the ABS less a haircut and will be secured at all times by the ABS. Loan proceeds will be disbursed to the borrower, contingent on receipt by the FRBNY custodian bank of the eligible collateral. TIAA’s investments in the TALF program shall not exceed $500 million in the aggregate, net of financing provided by the FRBNY.

As of December 31, 2009, TIAA had purchased $1,024 million of eligible asset-backed securities under the TALF program which have been pledged as collateral to support a loan outstanding to the FRBNY in the amount of $939 million.

Note 23—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 12, 2010, the date the financial statements were issued.

On February 26, 2010, TIAA entered into a mortgage loan pool sale for $509.9 million. The pool sale generated net gains of $12.4 million which included the recapture of $3.7 million of previously recorded impairments.

Note 24—securities with a recognized other-than-temporary impairments

The following table represents loan-backed and structured securities with a recognized other-than-temporary impairment and currently held at December 31, 2009, where the present value of cash flows expected to be collected is less than the amortized cost (in whole dollars).

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
02148FAW5	$28,092,011	$26,534,624	*	$(1,557,387)	$26,534,624	$18,680,751	Q4 2009
02149HAK6	24,244,801	23,401,542	*	(843,259)	23,401,542	18,845,140	Q4 2009
02150MAD7	14,901,516	13,816,740	*	(1,084,777)	13,816,740	8,972,865	Q4 2009
02151CBD7	28,168,626	27,928,845	*	(239,781)	27,928,844	23,040,583	Q4 2009
02151FAD1	38,605,381	37,069,440	*	(1,535,940)	37,069,440	24,873,276	Q4 2009
02151NBA9	18,265,546	17,329,210	*	(936,336)	17,329,209	8,458,155	Q4 2009
036510AB1	3,069,871	2,757,334	*	(312,537)	2,757,334	558,394	Q4 2009
03702YAC4	28,800	—	[2]	(3,600)	25,200	25,200	Q4 2009
03927NAA1	14,694,000	9,404,655	*	(5,289,345)	9,404,655	5,250,000	Q4 2009
05947UJT6	684,902	461,411	*	(223,492)	461,410	307,397	Q4 2009

B-78	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
05947UMM7	$2,599,818	$1,949,371	*	$(650,447)	$1,949,371	$378,124	Q4 2009
05947UMN5	423,878	293,741	*	(130,137)	293,741	280,237	Q4 2009
05947UMQ8	65,123	40,439	*	(24,684)	40,438	88,981	Q4 2009
05947UVY1	1,969,347	1,783,588	*	(185,759)	1,783,588	231,398	Q4 2009
05947UVZ8	1,943,102	318,015	*	(1,625,086)	318,015	230,470	Q4 2009
05947UWA2	767,441	160,955	*	(606,486)	160,955	225,249	Q4 2009
05947UWB0	131,201	38,213	*	(92,988)	38,213	109,176	Q4 2009
05947UWC8	58,568	37,462	*	(21,106)	37,462	100,663	Q4 2009
05947UWD6	68,815	3,887	*	(64,928)	3,886	85,979	Q4 2009
05948KB65	10,449,434	9,975,969	*	(473,465)	9,975,968	6,636,940	Q4 2009
05948KC98	17,774,894	17,659,660	*	(115,234)	17,659,659	13,260,340	Q4 2009
05948KLA5	1,899,662	1,730,054	*	(169,607)	1,730,054	929,251	Q4 2009
05948KP37	10,774,469	10,676,031	*	(98,438)	10,676,031	7,980,675	Q4 2009
059497AC1	10,033,749	7,475,988	*	(2,557,761)	7,475,988	2,700,530	Q4 2009
059497AD9	2,324,169	1,247,454	*	(1,076,714)	1,247,454	1,025,695	Q4 2009
059497AE7	1,248,722	976,677	*	(272,045)	976,677	816,252	Q4 2009
05949AA67	6,044,085	4,810,509	*	(1,233,576)	4,810,509	3,013,806	Q4 2009
05949AA75	751,465	301,665	*	(449,799)	301,666	430,970	Q4 2009
05949AM23	2,018,498	1,815,559	*	(202,939)	1,815,559	1,867,555	Q4 2009
05949AM31	419,985	371,791	*	(48,194)	371,791	325,386	Q4 2009
05949AMP2	2,912,645	2,125,205	*	(787,440)	2,125,205	1,401,219	Q4 2009
059511AL9	7,909,548	4,984,251	*	(2,925,297)	4,984,251	2,157,600	Q4 2009
059511AM7	3,154,584	1,355,076	*	(1,799,508)	1,355,076	1,145,100	Q4 2009
059511AS4	1,707,661	1,267,071	*	(440,589)	1,267,071	1,098,651	Q4 2009
059511AU9	2,073,166	1,533,143	*	(540,023)	1,533,143	1,463,230	Q4 2009
07383FFU7	7,065,000	—	[2]	(1,399,103)	5,665,897	5,665,896	Q4 2009
07387BAU7	7,875,039	5,079,212	*	(2,795,827)	5,079,212	1,562,905	Q4 2009
07387BEQ2	6,510,227	1,763,264	*	(4,746,963)	1,763,264	2,421,832	Q4 2009
07387BGA5	2,801,784	1,418,267	*	(1,383,517)	1,418,267	380,252	Q4 2009
07388NAK2	14,152,891	13,845,930	*	(306,960)	13,845,930	3,354,147	Q4 2009
07388PAQ4	1,081,028	804,094	*	(276,933)	804,094	600,000	Q4 2009
07388RAM9	8,630,233	7,989,403	*	(640,830)	7,989,402	2,029,004	Q4 2009
07388RAN7	9,125,638	2,720,811	*	(6,404,827)	2,720,811	2,167,880	Q4 2009
07388RAP2	1,971,040	1,002,354	*	(968,686)	1,002,354	1,156,116	Q4 2009
07388YBC5	1,811,745	1,741,414	*	(70,331)	1,741,413	858,613	Q4 2009
07388YBE1	1,393,067	1,358,950	*	(34,117)	1,358,950	594,875	Q4 2009
073945AN7	3,339,528	3,306,158	*	(33,370)	3,306,158	957,803	Q4 2009
073945AQ0	1,868,879	659,798	*	(1,209,081)	659,798	418,758	Q4 2009
073945AS6	579,047	467,855	*	(111,193)	467,855	261,696	Q4 2009
12513YAM2	29,101,145	16,596,465	*	(12,504,680)	16,596,465	4,656,066	Q4 2009
12513YAP5	1,266,627	728,019	*	(538,609)	728,019	550,000	Q4 2009
12543TAD7	10,072,936	9,581,950	*	(490,987)	9,581,949	7,308,631	Q4 2009
12543UAD4	45,177,736	42,394,763	*	(2,782,973)	42,394,763	20,791,904	Q4 2009
12543UAE2	15,930,769	15,151,663	*	(779,106)	15,151,662	7,917,427	Q4 2009
12544AAC9	49,835,937	48,574,000	*	(1,261,938)	48,573,999	25,931,615	Q4 2009
12544DAK5	21,950,653	21,668,534	*	(282,120)	21,668,533	15,139,755	Q4 2009
12544DAQ2	15,698,178	15,576,810	*	(121,369)	15,576,809	9,330,008	Q4 2009
12544LAK7	31,269,224	30,929,120	*	(340,105)	30,929,120	23,283,773	Q4 2009
12544RAL2	8,883,000	8,687,070	*	(195,930)	8,687,070	5,835,361	Q4 2009
12545CAU4	39,546,663	37,843,800	*	(1,702,862)	37,843,800	29,109,776	Q4 2009
12558MBN1	14,860,111	14,345,456	*	(514,654)	14,345,456	2,493,919	Q4 2009
12566RAG6	40,498,727	38,955,331	*	(1,543,396)	38,955,331	28,805,442	Q4 2009
12566XAE8	34,342,512	31,146,695	*	(3,195,816)	31,146,696	22,906,737	Q4 2009
12566XAG3	15,725,340	14,714,071	*	(1,011,269)	14,714,071	7,004,737	Q4 2009
126171AQ0	4,979,133	4,294,374	*	(684,758)	4,294,375	1,184,275	Q4 2009

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NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
126378AG3	$14,468,757	$13,583,840*	$(884,917)	$13,583,840	$9,322,523	Q4 2009
126378AH1	15,735,264	14,849,375*	(885,888)	14,849,376	8,924,133	Q4 2009
126670GR3	6,999,491	6,444,126*	(555,365)	6,444,126	2,538,239	Q4 2009
126670QT8	3,628,335	3,588,345*	(39,989)	3,588,345	2,216,845	Q4 2009
126671TW6	1,104,726	893,475*	(211,251)	893,475	157,397	Q4 2009
12667F2J3	38,230,681	37,962,649*	(268,031)	37,962,649	16,806,135	Q4 2009
12667F4N2	10,000,000	9,861,140*	(138,860)	9,861,140	6,538,343	Q4 2009
12667FMJ1	19,582,164	19,378,750*	(203,414)	19,378,750	11,437,931	Q4 2009
12667FR98	6,874,348	4,442,078*	(2,432,270)	4,442,079	1,295,211	Q4 2009
12667FYZ2	24,125,540	19,416,476*	(4,709,062)	19,416,477	5,117,969	Q4 2009
12667GFB4	68,056,538	67,661,838*	(394,700)	67,661,838	49,131,254	Q4 2009
12667GFT5	19,521,163	19,142,452*	(378,711)	19,142,452	12,645,891	Q4 2009
12667GJG9	16,385,944	16,353,725*	(32,220)	16,353,725	11,171,557	Q4 2009
12667GKE2	15,362,913	14,843,603*	(519,310)	14,843,603	7,562,329	Q4 2009
12667GQA4	23,036,429	22,632,015*	(404,413)	22,632,015	15,677,998	Q4 2009
12667GW74	20,096,846	20,031,300*	(65,546)	20,031,300	14,258,906	Q4 2009
12668ASQ9	4,716,558	4,702,861*	(13,697)	4,702,861	3,743,740	Q4 2009
12668ASQ9	23,876,161	23,806,825*	(69,335)	23,806,826	18,951,563	Q4 2009
12668ASR7	7,449,505	7,322,311*	(127,195)	7,322,311	3,739,156	Q4 2009
126694AG3	14,053,115	13,575,455*	(477,660)	13,575,456	5,578,762	Q4 2009
126694HK7	19,184,867	19,020,520*	(164,347)	19,020,520	14,660,188	Q4 2009
126694JS8	27,939,566	27,834,552*	(105,015)	27,834,552	10,595,359	Q4 2009
126694W61	24,054,887	22,698,354*	(1,356,531)	22,698,355	9,466,804	Q4 2009
126694XQ6	32,714,970	30,923,460*	(1,791,510)	30,923,460	13,730,021	Q4 2009
12669DN87	2,557,344	1,951,794*	(605,550)	1,951,794	1,261,641	Q4 2009
12669E4W3	5,078,179	4,840,770*	(237,407)	4,840,771	2,593,800	Q4 2009
12669YAF9	20,652,190	19,664,480*	(987,710)	19,664,480	8,774,980	Q4 2009
12669YAH5	16,469,188	16,368,462*	(100,724)	16,368,463	6,872,166	Q4 2009
12669YAX0	15,969,650	15,316,597*	(653,053)	15,316,597	6,697,462	Q4 2009
12670AAF8	48,352,021	45,989,003*	(2,363,017)	45,989,003	33,931,285	Q4 2009
14986DAT7	24,737,519	24,630,218*	(107,300)	24,630,219	3,632,255	Q4 2009
152314DS6	1,296,322	1,130,881*	(165,440)	1,130,881	326,094	Q4 2009
152314DT4	372,409	340,216*	(32,192)	340,216	225,279	Q4 2009
161546CJ3	831,935	783,254*	(48,680)	783,255	587,105	Q4 2009
161546CK0	799,928	465,669*	(334,259)	465,669	496,657	Q4 2009
161546DP8	1,096,469	763,269*	(333,200)	763,269	310,295	Q4 2009
161546FY7	4,136,277	2,201,132*	(1,935,146)	2,201,131	671,769	Q4 2009
161551FG6	335,000	288,420*	(46,581)	288,420	133,289	Q4 2009
161551FV3	551,726	430,572*	121,154)	430,572	253,334	Q4 2009
161551FW1	154,005	103,494*	(50,512)	103,493	3,237	Q4 2009
161631AV8	42,128,293	40,838,841*	(1,289,453)	40,838,841	30,045,941	Q4 2009
16163BAP9	29,341,512	28,968,115*	(373,396)	28,968,115	13,865,667	Q4 2009
16165LAG5	13,821,284	13,647,765*	(173,520)	13,647,765	7,986,973	Q4 2009
16165TBJ1	10,448,900	10,263,762*	(185,139)	10,263,761	6,816,639	Q4 2009
170255AS2	15,112,930	14,773,335*	(339,595)	14,773,335	11,552,634	Q4 2009
17025JAB9	9,459,235	9,190,500*	(268,735)	9,190,500	4,008,065	Q4 2009
17025JAB9	28,874,314	28,054,001*	(820,313)	28,054,001	12,234,618	Q4 2009
17025TAV3	28,498,552	27,463,404*	(1,035,149)	27,463,404	15,287,882	Q4 2009
172973W62	440,184	436,545*	(3,639)	436,545	313,988	Q4 2009
17309YAD9	20,217,243	19,172,924*	(1,044,318)	19,172,924	12,006,899	Q4 2009
17310AAR7	32,963,982	32,409,718*	(554,264)	32,409,718	20,022,763	Q4 2009
17310MAQ3	15,046,908	11,646,344*	(3,400,565)	11,646,344	1,856,580	Q4 2009
17310MAS9	1,275,932	960,222*	(315,710)	960,222	414,852	Q4 2009
17312FAD5	9,855,551	9,846,320*	(9,231)	9,846,320	7,494,675	Q4 2009
190749AN1	1,490,230	1,163,840*	(326,390)	1,163,840	360,290	Q4 2009

B-80	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
19075CAK9	$10,988,235	$5,934,671*	$(5,053,564)	$5,934,671	$4,175,325	Q4 2009
19075CAL7	4,094,402	2,993,689*	(1,100,713)	2,993,689	3,540,530	Q4 2009
19075CAM5	1,087,743	779,994*	(307,749)	779,994	719,115	Q4 2009
19075CAN3	841,743	620,145*	(221,598)	620,145	500,000	Q4 2009
19075CAS2	3,735,011	3,321,386*	(413,625)	3,321,386	2,419,440	Q4 2009
20047EAP7	3,693,912	2,729,624*	(964,288)	2,729,624	4,169,656	Q4 2009
20173MAN0	19,810,076	7,538,530*	(12,271,546)	7,538,530	3,457,580	Q4 2009
20173MAQ3	1,220,517	672,399*	(548,119)	672,399	450,000	Q4 2009
20173QAQ4	2,426,918	2,420,539*	(6,379)	2,420,539	964,680	Q4 2009
20173QAR2	1,574,088	1,494,364*	(79,724)	1,494,364	669,900	Q4 2009
20173VAM2	7,613,342	6,145,038*	(1,468,304)	6,145,038	1,986,190	Q4 2009
22544QAK5	17,504,444	15,077,211*	(2,427,233)	15,077,211	3,463,938	Q4 2009
22544QAM1	19,198,558	6,452,459*	(12,746,099)	6,452,459	3,771,547	Q4 2009
22544QAN9	3,673,347	2,374,303*	(1,299,043)	2,374,303	1,541,414	Q4 2009
22544QAP4	1,395,672	1,013,000*	(382,671)	1,013,000	841,401	Q4 2009
22544QAQ2	2,386,341	1,713,685*	(672,655)	1,713,685	1,332,980	Q4 2009
225458DT2	2,910,803	2,893,702*	(17,101)	2,893,702	1,143,105	Q4 2009
225458SB5	14,087,585	14,001,464*	(86,122)	14,001,464	3,794,631	Q4 2009
22545MAL1	2,038,813	1,858,087*	(180,726)	1,858,087	2,593,430	Q4 2009
22545MAM9	1,709,901	1,586,278*	(123,623)	1,586,278	1,868,640	Q4 2009
22545XAP8	2,080,603	858,458*	(1,222,145)	858,458	2,707,527	Q4 2009
22545XAQ6	1,601,753	—*	(1,601,753)	—	1,117,160	Q4 2009
22545YAQ4	16,380,576	9,249,971*	(7,130,604)	9,249,971	2,061,587	Q4 2009
22545YAS0	7,162,378	6,066,179*	(1,096,199)	6,066,179	2,435,132	Q4 2009
225470H22	970,504	913,919*	(56,586)	913,919	879,984	Q4 2009
251510CY7	6,174,468	6,128,158*	(46,309)	6,128,159	2,385,464	Q4 2009
251510ET6	6,610,704	6,129,009*	(481,695)	6,129,009	1,531,776	Q4 2009
294751FB3	4,704,156	4,472,357*	(231,798)	4,472,358	941,193	Q4 2009
294751FC1	2,323,121	1,249,073*	(1,074,047)	1,249,073	395,093	Q4 2009
294754AY2	5,853,602	5,588,892*	(264,709)	5,588,893	4,304,994	Q4 2009
32051G2J3	19,664,606	19,456,027*	(208,579)	19,456,027	15,337,214	Q4 2009
32051GDH5	5,217,232	4,028,086*	(1,189,146)	4,028,086	3,390,503	Q4 2009
32051GFL4	7,842,427	7,595,406*	(247,021)	7,595,406	5,536,785	Q4 2009
36157TJG7	1,804,125	1,308,395*	(495,731)	1,308,395	1,469,454	Q4 2009
361849S29	6,462,883	4,691,115*	(1,771,769)	4,691,115	1,678,015	Q4 2009
36228CXK4	14,878,974	14,014,916*	(864,059)	14,014,916	1,650,000	Q4 2009
36228CYQ0	24,033,161	23,095,688*	(937,473)	23,095,688	7,171,836	Q4 2009
3622ECAH9	6,009,448	5,942,640*	(66,808)	5,942,640	2,934,538	Q4 2009
3622MPBE7	50,481,437	50,370,400*	(111,038)	50,370,400	39,532,250	Q4 2009
3622MSAC6	2,256,915	1,320,710*	(936,206)	1,320,710	1,198,500	Q4 2009
362332AM0	6,642,090	4,602,455*	(2,039,635)	4,602,455	1,911,030	Q4 2009
362332AN8	3,128,933	473,329*	(2,655,604)	473,329	856,025	Q4 2009
362332AT5	8,451,782	642,221*	(7,809,561)	642,221	2,520,945	Q4 2009
362332AV0	3,936,084	668,865*	(3,267,219)	668,865	1,640,000	Q4 2009
362334QC1	9,544,327	9,182,163*	(362,163)	9,182,164	7,009,589	Q4 2009
36246LAJ0	24,572,527	20,199,835*	(4,372,692)	20,199,835	6,914,975	Q4 2009
36246LAK7	20,209,700	7,818,916*	(12,390,785)	7,818,916	8,829,030	Q4 2009
36246LAL5	6,796,200	4,064,932*	(2,731,268)	4,064,932	5,808,390	Q4 2009
362669AQ6	10,133,998	10,076,619*	(57,380)	10,076,619	6,805,070	Q4 2009
36298JAC7	9,824,095	7,485,905*	(2,338,190)	7,485,905	1,299,000	Q4 2009
36828QSL1	1,764,915	977,473*	(787,442)	977,473	908,306	Q4 2009
45660LPD5	13,759,047	13,655,346*	(103,701)	13,655,346	9,245,813	Q4 2009
46412QAD9	4,768,657	4,752,036*	(16,620)	4,752,037	1,247,784	Q4 2009
46614KAB2	2,754,987	2,069,970*	(685,017)	2,069,970	500,000	Q4 2009
46625M2W8	1,230,406	1,196,249*	(34,156)	1,196,249	169,265	Q4 2009

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-81

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
46625MQ93	$2,095,225	$474,700	*	$(1,620,525)	$474,700	$146,389	Q4 2009
46625MR27	296,961	182,521	*	(114,441)	182,521	126,514	Q4 2009
46625MUJ6	4,427,693	3,229,620	*	(1,198,073)	3,229,620	1,013,133	Q4 2009
46625MZH5	1,179,409	1,094,197	*	(85,212)	1,094,197	490,187	Q4 2009
46625MZJ1	2,162,622	259,295	*	(1,903,327)	259,295	342,817	Q4 2009
46625MZK8	2,331,637	—	*	(2,331,637)	—	302,478	Q4 2009
46625MZL6	44,886	—	*	(44,886)	—	225,453	Q4 2009
46625YC68	3,016,699	1,949,218	*	(1,067,481)	1,949,218	439,970	Q4 2009
46625YQ89	1,513,711	1,156,511	*	(357,200)	1,156,511	800,079	Q4 2009
46625YQ97	994,984	852,693	*	(142,291)	852,693	1,010,060	Q4 2009
46627MAC1	11,109,835	11,107,913	*	(1,922)	11,107,913	5,679,297	Q4 2009
46628CAD0	19,859,800	19,289,493	*	(570,307)	19,289,493	12,805,916	Q4 2009
46628SAG8	26,022,755	24,189,294	*	(1,833,461)	24,189,294	13,494,828	Q4 2009
46628YBK5	29,479,163	29,064,914	*	(414,249)	29,064,914	12,713,916	Q4 2009
46628YBP4	15,611,011	15,328,042	*	(282,969)	15,328,042	9,316,003	Q4 2009
46629YAM1	16,337,536	15,714,000	*	(623,536)	15,714,000	4,461,220	Q4 2009
46629YAQ2	1,460,898	1,180,316	*	(280,582)	1,180,316	1,011,940	Q4 2009
46630AAG3	450,846	429,259	*	(21,587)	429,259	360,000	Q4 2009
46630JAQ2	30,100,789	28,949,901	*	(1,150,888)	28,949,901	11,111,370	Q4 2009
46630JAS8	2,912,412	2,596,223	*	(316,189)	2,596,223	2,667,440	Q4 2009
46630JAU3	4,457,046	3,568,616	*	(888,430)	3,568,616	4,334,260	Q4 2009
46630JAW9	3,084,864	2,480,742	*	(604,122)	2,480,742	3,159,820	Q4 2009
46631BAP0	16,557,726	9,978,276	*	(6,579,450)	9,978,276	2,458,651	Q4 2009
46632HAR2	2,993,238	2,071,845	*	(921,393)	2,071,845	863,376	Q4 2009
486011AD1	12,800,000	—	[2]	(5,376,000)	7,424,000	7,424,000	Q4 2009
50177AAL3	9,847,630	2,320,838	*	(7,526,792)	2,320,838	1,603,730	Q4 2009
50179AAM9	3,872,820	2,919,210	*	(953,609)	2,919,210	480,000	Q4 2009
50179AAN7	1,687,002	1,350,628	*	(336,374)	1,350,628	549,000	Q4 2009
50179AAS6	1,625,796	1,300,608	*	(325,188)	1,300,608	524,370	Q4 2009
50180CAV2	824,030	740,070	*	(83,960)	740,070	720,000	Q4 2009
50180JAM7	5,085,004	4,203,920	*	(881,085)	4,203,920	1,700,000	Q4 2009
50180JAR6	2,635,610	2,240,014	*	(395,597)	2,240,014	840,000	Q4 2009
52108HSR6	6,799,961	2,694,968	*	(4,104,994)	2,694,968	1,660,414	Q4 2009
52108HST2	5,299,935	2,114,928	*	(3,185,007)	2,114,928	1,280,942	Q4 2009
52108HSV7	4,566,802	1,859,367	*	(2,707,435)	1,859,367	1,111,033	Q4 2009
52108HZ80	6,961,779	5,822,810	*	(1,138,969)	5,822,810	1,828,078	Q4 2009
525221EB9	4,999,219	4,976,530	*	(22,688)	4,976,531	2,699,322	Q4 2009
525221EB9	24,996,094	24,882,652	*	(113,441)	24,882,653	13,496,608	Q4 2009
525221JW8	42,492,282	40,532,474	*	(1,959,808)	40,532,474	25,739,305	Q4 2009
52522HAL6	40,000,000	39,094,709	*	(905,291)	39,094,709	17,347,248	Q4 2009
55312TAH6	10,038,969	7,114,883	*	(2,924,086)	7,114,883	2,796,660	Q4 2009
55312TAJ2	4,409,205	2,116,859	*	(2,292,346)	2,116,859	2,034,828	Q4 2009
55312TAK9	5,861,263	4,227,537	*	(1,633,726)	4,227,537	3,406,325	Q4 2009
55312TAQ6	627,674	—	[2]	(29,932)	597,742	597,742	Q4 2009
55312TAR4	692,324	—	[2]	(41,516)	650,808	650,808	Q4 2009
55312VAR9	20,572,173	19,840,853	*	(731,320)	19,840,853	3,954,150	Q4 2009
55312YAH5	9,889,566	8,118,376	*	(1,771,190)	8,118,376	3,489,990	Q4 2009
55312YAJ1	3,719,481	1,734,575	*	(1,984,907)	1,734,575	3,123,960	Q4 2009
55312YAK8	1,238,011	832,561	*	(405,450)	832,561	1,387,912	Q4 2009
55313KAJ0	16,420,888	9,748,422	*	(6,672,467)	9,748,422	4,319,428	Q4 2009
55313KAK7	4,705,265	750,579	*	(3,954,686)	750,579	1,104,800	Q4 2009
576434GR9	2,302,714	2,299,657	*	(3,057)	2,299,657	1,342,087	Q4 2009
576434SW5	11,501,301	11,319,422	*	(181,878)	11,319,422	6,428,454	Q4 2009
58556#AA0	3,648,605	2,088,388	*	(1,560,217)	2,088,388	2,088,461	Q4 2009
59022HEC2	4,863,526	1,462,290	*	(3,401,236)	1,462,290	2,343,838	Q4 2009

B-82	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
59022HED0	$254,509	$182,000	*	$(72,509)	$182,000	$271,585	Q4 2009
59022HEE8	143,242	124,815	*	(18,427)	124,815	155,145	Q4 2009
59025KAK8	19,132,586	18,816,090	*	(316,496)	18,816,090	6,127,020	Q4 2009
60687UAM9	5,359,678	3,522,644	*	(1,837,034)	3,522,644	724,072	Q4 2009
60687VAM7	1,011,356	718,736	*	(292,620)	718,736	973,765	Q4 2009
60687VAN5	467,103	343,024	*	(124,080)	343,024	551,651	Q4 2009
60688BAM0	5,814,544	2,690,005	*	(3,124,539)	2,690,005	1,276,092	Q4 2009
60688BAS7	2,980,912	2,368,385	*	(612,527)	2,368,385	1,370,490	Q4 2009
617453AD7	1,542,447	1,438,751	*	(103,696)	1,438,751	1,055,068	Q4 2009
61745MTQ6	3,511,230	3,145,941	*	(365,289)	3,145,941	467,827	Q4 2009
61745MU68	2,521,714	2,318,144	*	(203,570)	2,318,144	1,326,172	Q4 2009
61749EAE7	21,937,113	20,632,744	*	(1,304,369)	20,632,744	14,241,794	Q4 2009
61749MAC3	4,982,502	3,122,850	*	(1,859,653)	3,122,850	1,248,255	Q4 2009
61749MAD1	3,971,145	869,200	*	(3,101,945)	869,200	1,097,016	Q4 2009
61749MAE9	649,935	537,516	*	(112,418)	537,516	973,452	Q4 2009
61749MAF6	335,488	309,596	*	(25,892)	309,596	444,996	Q4 2009
61749MAG4	245,789	226,491	*	(19,298)	226,491	295,570	Q4 2009
61749WAH0	5,831,762	5,444,731	*	(387,031)	5,444,731	4,125,921	Q4 2009
61749WAJ6	3,826,597	3,730,700	*	(95,897)	3,730,700	2,791,770	Q4 2009
61750HAN6	5,794,800	4,054,044	*	(1,740,756)	4,054,044	601,333	Q4 2009
61750YAF6	33,373,686	32,686,866	*	(686,821)	32,686,865	16,663,416	Q4 2009
61751NAQ5	2,487,197	1,664,541	*	(822,656)	1,664,541	589,020	Q4 2009
61751NAR3	1,028,941	880,327	*	(148,614)	880,327	400,000	Q4 2009
61751XAJ9	5,018,681	3,840,990	*	(1,177,692)	3,840,990	1,588,515	Q4 2009
61751XAL4	358,335	344,824	*	(13,511)	344,824	468,594	Q4 2009
61752JAF7	12,681,357	12,380,156	*	(301,201)	12,380,156	9,537,557	Q4 2009
61753JAN9	1,142,224	984,350	*	(157,874)	984,350	877,061	Q4 2009
61754KAN5	29,809,708	29,531,670	*	(278,038)	29,531,670	5,844,840	Q4 2009
61754KAP0	13,409,091	4,918,205	*	(8,490,886)	4,918,205	2,666,250	Q4 2009
643529AD2	13,146,934	13,050,002	*	(96,932)	13,050,002	9,017,512	Q4 2009
74438WAN6	1,816,058	1,072,747	*	(743,311)	1,072,747	458,439	Q4 2009
74438WAP1	49,158	—	*	(49,158)	—	141,563	Q4 2009
74924PAJ1	936,873	519,462	*	(417,411)	519,462	328,120	Q4 2009
74951PEA2	3,495,148	1,433,285	*	(2,061,864)	1,433,285	835,487	Q4 2009
749577AL6	19,105,048	18,361,590	*	(743,457)	18,361,590	8,706,964	Q4 2009
74957EAE7	18,387,988	18,193,031	*	(194,957)	18,193,031	12,426,822	Q4 2009
74957EAF4	38,816,646	38,362,976	*	(453,671)	38,362,976	30,535,097	Q4 2009
74957VAQ2	22,747,844	22,214,689	*	(533,156)	22,214,689	17,832,166	Q4 2009
74957XAF2	37,231,074	36,852,427	*	(378,648)	36,852,426	26,262,639	Q4 2009
749583AH3	10,731,811	10,129,813	*	(601,999)	10,129,813	4,117,628	Q4 2009
74958AAD6	32,866,792	31,650,698	*	(1,216,094)	31,650,698	25,854,525	Q4 2009
74958AAH7	29,073,808	27,518,940	*	(1,554,869)	27,518,940	17,192,658	Q4 2009
74958BAH5	27,755,168	26,705,567	*	(1,049,600)	26,705,567	17,197,206	Q4 2009
74958EAD8	49,662,273	49,333,700	*	(328,573)	49,333,700	37,201,145	Q4 2009
74981TAC8	9,000,000	—	[2]	(3,150,000)	5,850,000	5,850,000	Q4 2009
75115CAG2	9,239,147	8,856,643	*	(382,503)	8,856,643	4,622,037	Q4 2009
75971EAF3	467,367	426,480	*	(40,888)	426,480	249,442	Q4 2009
760985CM1	1,269,068	1,011,623	*	(257,444)	1,011,623	804,386	Q4 2009
760985SS1	6,542,585	6,519,650	*	(22,934)	6,519,650	2,957,601	Q4 2009
760985U66	182,646	71,279	*	(111,367)	71,279	31,872	Q4 2009
760985U74	18,856	8,739	*	(10,118)	8,738	4,228	Q4 2009
76110H5M7	110,543	107,801	*	(2,743)	107,800	93,788	Q4 2009
76110HHB8	4,318,025	3,800,653	*	(517,371)	3,800,653	1,572,093	Q4 2009
76110HQT9	1,441,903	1,286,426	*	(155,476)	1,286,426	541,109	Q4 2009
76110HSH3	3,131,045	2,652,424	*	(478,621)	2,652,424	583,025	Q4 2009

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-83

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
76110HX53	$10,788,610	$10,730,776	*	$(57,833)	$10,730,777	$6,894,858	Q4 2009
76110HX87	24,320,507	23,938,918	*	(381,588)	23,938,919	15,338,776	Q4 2009
76110WQA7	17,189,799	15,628,689	*	(1,561,111)	15,628,689	5,701,419	Q4 2009
76110WQU3	4,478,236	2,780,528	*	(1,697,709)	2,780,527	1,017,879	Q4 2009
76110WRX6	3,720,469	2,952,563	*	(767,906)	2,952,563	628,962	Q4 2009
76110WTC0	4,438,808	3,111,412	*	(1,327,395)	3,111,412	1,183,599	Q4 2009
76110WTV8	2,022,143	899,482	*	(1,122,661)	899,482	407,986	Q4 2009
76110WXR2	9,699,484	9,369,981	*	(329,503)	9,369,981	4,053,679	Q4 2009
761118CZ9	11,726,512	11,266,871	*	(459,641)	11,266,871	4,579,678	Q4 2009
761118PQ5	12,839,852	12,296,584	*	(543,268)	12,296,584	9,392,704	Q4 2009
76114DAE4	16,600,875	15,340,494	*	(1,260,382)	15,340,493	12,614,418	Q4 2009
84604CAE7	3,738,299	3,401,919	*	(336,381)	3,401,919	1,038,660	Q4 2009
86359DPP6	26,065,028	22,653,220	*	(3,411,808)	22,653,220	7,578,276	Q4 2009
87222PAE3	36,209,915	35,349,969	*	(859,947)	35,349,969	15,782,436	Q4 2009
87246AAP3	20,502,917	14,536,428	*	(5,966,490)	14,536,428	2,167,886	Q4 2009
87246AAQ1	5,424,135	1,225,109	*	(4,199,026)	1,225,109	593,798	Q4 2009
92976UAA8	13,920,295	10,668,447	*	(3,251,848)	10,668,447	1,820,000	Q4 2009
92977QAP3	13,540,376	8,896,827	*	(4,643,549)	8,896,827	2,906,604	Q4 2009
92977QAQ1	4,916,523	3,218,604	*	(1,697,920)	3,218,604	2,611,154	Q4 2009
92978MAN6	25,076,116	21,257,728	*	(3,818,388)	21,257,728	5,553,925	Q4 2009
92978MAT3	4,232,886	1366,517	*	(2,866,369)	1,366,517	1,044,924	Q4 2009
92978QAJ6	41,868,287	34,756,308	*	(7,111,979)	34,756,308	17,803,755	Q4 2009
92978QAN7	1,054,106	588,222	*	(465,884)	588,222	1,852,940	Q4 2009
92978QAP2	1,006,290	586,700	*	(419,590)	586,700	1,681,690	Q4 2009
92978QAR8	2,428,623	2,009,685	*	(418,937)	2,009,685	3,686,283	Q4 2009
92978TAL5	23,643,133	22,488,549	*	(1,154,584)	22,488,549	8,652,630	Q4 2009
92978TAM3	7,091,481	5,731,599	*	(1,359,882)	5,731,599	7,777,740	Q4 2009
92978YAM2	14,518,036	6,756,551	*	(7,761,485)	6,756,551	2,405,355	Q4 2009
92978YAN0	8,560,596	3,780,993	*	(4,779,603)	3,780,993	2,170,710	Q4 2009
92978YAT7	3,155,533	2,481,476	*	(674,056)	2,481,476	1,375,000	Q4 2009
939344AN7	7,558,129	—	[2]	(1,492,699)	6,065,430	6,065,430	Q4 2009
94980KAQ5	891,257	697,126	*	(194,131)	697,126	605,375	Q4 2009
94980SAS4	37,892,867	37,298,560	*	(594,307)	37,298,560	19,209,448	Q4 2009
94980SBJ3	19,025,324	18,852,600	*	(172,725)	18,852,600	9,434,204	Q4 2009
949837AF5	69,395,783	69,077,308	*	(318,475)	69,077,308	37,135,283	Q4 2009
949837BE7	20,118,623	19,943,534	*	(175,089)	19,943,534	14,029,989	Q4 2009
949837BK3	8,651,946	8,601,312	*	(50,634)	8,601,312	6,121,859	Q4 2009
949837CC0	26,170,357	25,669,010	*	(501,347)	25,669,010	17,713,389	Q4 2009
94983BAP4	15,664,980	15,471,918	*	(193,062)	15,471,918	11,295,344	Q4 2009
94984AAR1	29,306,329	29,299,320	*	(7,008)	29,299,320	14,513,796	Q4 2009
94984FAR0	35,392,208	35,362,909	*	(29,300)	35,362,909	25,486,630	Q4 2009
94984XAB6	9,930,589	9,542,008	*	(388,582)	9,542,008	4,478,081	Q4 2009
94984XAD2	8,215,869	7,891,136	*	(324,733)	7,891,136	3,736,617	Q4 2009
94984XAM2	12,527,390	12,047,711	*	(479,679)	12,047,711	6,848,925	Q4 2009
94985JAB6	49,089,904	48,927,100	*	(162,804)	48,927,100	27,457,860	Q4 2009
94985JBR0	30,201,956	29,492,147	*	(709,810)	29,492,146	11,724,021	Q4 2009
94985JCA6	30,000,000	28,972,050	*	(1,027,950)	28,972,050	23,547,594	Q4 2009
94985LAD7	15,416,713	15,332,698	*	(84,015)	15,332,698	10,789,988	Q4 2009
94985RAP7	63,260,667	61,811,840	*	(1,448,827)	61,811,840	41,620,166	Q4 2009
94985WAP6	24,098,090	23,541,749	*	(556,341)	23,541,749	18,898,058	Q4 2009
94985WAQ4	71,553,189	70,433,050	*	(1,120,139)	70,433,050	28,405,225	Q4 2009
94985WBL4	37,767,886	37,226,500	*	(541,386)	37,226,500	25,982,515	Q4 2009
94986AAC2	113,043,780	111,243,240	*	(1,800,539)	111,243,240	79,103,383	Q4 2009
00253CHZ3	2,893,261	1,404,258	*	(1,489,003)	1,404,258	694,423	Q3 2009
126670QT8	4,999,957	3,628,334	*	(1,371,622)	3,628,334	1,948,947	Q3 2009

B-84	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
126670QU5	$19,998,914	$12,696,540	*	$(7,302,374)	$12,696,540	$7,020,652	Q3 2009
12670BAC3	6,955,065	4,636,034	*	(2,319,032)	4,636,033	3,256,906	Q3 2009
161551FG6	447,876	335,165	*	(112,711)	335,165	122,131	Q3 2009
23243NAG3	10,669,451	4,937,169	*	(5,732,282)	4,937,169	3,141,673	Q3 2009
251511AC5	18,175,550	14,861,707	*	(3,313,843)	14,861,707	8,959,648	Q3 2009
33848JAC9	9,112,868	6,923,454	*	(2,189,414)	6,923,454	6,366,877	Q3 2009
3622ECAK2	20,941,477	18,788,252	*	(2,153,225)	18,788,252	11,474,209	Q3 2009
3622ELAD8	50,223,381	44,199,500	*	(6,023,881)	44,199,500	26,566,545	Q3 2009
362334NC4	17,932,324	14,708,014	*	(3,224,310)	14,708,014	8,351,942	Q3 2009
362375AD9	19,344,302	15,288,031	*	(4,056,270)	15,288,031	10,719,528	Q3 2009
395386AP0	16,986,719	14,017,799	*	(2,968,920)	14,017,799	11,738,682	Q3 2009
525221CM7	28,026,636	24,254,757	*	(3,771,879)	24,254,757	7,226,630	Q3 2009
525221JW8	44,542,371	42,492,282	*	(2,050,089)	42,492,282	25,949,093	Q3 2009
52523KAH7	14,909,635	11,956,832	*	(2,952,803)	11,956,832	8,970,537	Q3 2009
61750YAF6	39,999,988	33,373,686	*	(6,626,302)	33,373,686	18,338,272	Q3 2009
61752JAF7	14,943,281	12,681,357	*	(2,261,924)	12,681,357	8,250,000	Q3 2009
74040KAC6	4,810,269	—	[2]	(515,386)	4,294,883	4,294,884	Q3 2009
87222PAE3	39,983,008	36,209,916	*	(3,773,092)	36,209,916	16,649,220	Q3 2009
036510AB1	4,581,160	3,134,629	*	(1,446,531)	3,134,629	471,803	Q3 2009
03702YAC4	2,162,800	—	[2]	(432,560)	1,730,240	1,730,240	Q3 2009
05947UJV1	312,746	—	[2]	(90,811)	221,935	238,411	Q3 2009
05947UMN5	1,743,036	423,878	*	(1,319,158)	423,878	280,466	Q3 2009
05947UWA2	1,738,023	767,441	*	(970,582)	767,441	212,822	Q3 2009
05947UWB0	791,256	131,202	*	(660,054)	131,202	100,361	Q3 2009
059500AK4	850,693	—	[2]	(50,693)	800,000	800,000	Q3 2009
059500AM0	239,991	—	[2]	(16,551)	223,440	223,440	Q3 2009
05950EAN8	3,960,726	3,647,958	*	(312,768)	3,647,958	615,536	Q3 2009
05950EAP3	4,884,794	1,370,873	*	(3,513,921)	1,370,873	715,945	Q3 2009
059511AM7	5,904,407	3,154,584	*	(2,749,823)	3,154,584	750,192	Q3 2009
059511AS4	6,726,167	1,707,661	*	(5,018,506)	1,707,661	855,021	Q3 2009
059511AU9	9,752,428	2,073,166	*	(7,679,262)	2,073,166	1,137,750	Q3 2009
07387BEQ2	7,985,888	6,510,227	*	(1,475,661)	6,510,227	1,649,017	Q3 2009
07388RAN7	10,040,541	9,125,638	*	(914,903)	9,125,638	1,940,070	Q3 2009
07388RAP2	6,515,045	1,971,041	*	(4,544,005)	1,971,041	1,059,461	Q3 2009
07388VAL2	18,797,504	11,722,177	*	(7,075,327)	11,722,177	2,502,987	Q3 2009
07388YBA9	10,701,132	3,390,726	*	(7,310,407)	3,390,726	770,000	Q3 2009
07401DAN1	9,459,397	2,892,020	*	(6,567,377)	2,892,020	861,453	Q3 2009
12513YAP5	5,018,081	1,266,628	*	(3,751,454)	1,266,628	400,000	Q3 2009
19075CAK9	15,052,911	10,989,000	*	(4,063,911)	10,989,000	2,273,985	Q3 2009
19075CAL7	14,220,451	4,095,130	*	(10,125,321)	4,095,130	1,907,778	Q3 2009
19075CAM5	5,017,824	1,088,000	*	(3,929,824)	1,088,000	450,000	Q3 2009
19075CAN3	5,017,830	842,000	*	(4,175,830)	842,000	400,000	Q3 2009
19075CAS2	30,351,166	3,735,011	*	(26,616,156)	3,735,010	2,419,440	Q3 2009
20047EAP7	10,886,649	3,667,140	*	(7,219,509)	3,667,140	720,850	Q3 2009
20173QAN1	11,305,071	8,930,131	*	(2,374,940)	8,930,131	1,359,588	Q3 2009
20173VAM2	9,537,950	7,613,342	*	(1,924,608)	7,613,342	2,640,870	Q3 2009
22544QAM1	25,959,195	19,198,558	*	(6,760,637)	19,198,558	2,598,478	Q3 2009
22544QAN9	13,672,024	3,673,347	*	(9,998,678)	3,673,347	1,221,097	Q3 2009
22544QAP4	4,970,573	1,387,116	*	(3,583,458)	1,387,116	715,966	Q3 2009
225470H22	3,888,986	970,504	*	(2,918,481)	970,504	240,000	Q3 2009
362332AT5	15,051,925	8,451,782	*	(6,600,144)	8,451,782	2,285,175	Q3 2009
36246LAK7	34,001,514	20,209,700	*	(13,791,814)	20,209,700	4,404,435	Q3 2009
36246LAL5	28,970,952	6,796,200	*	(22,174,752)	6,796,200	3,239,070	Q3 2009
36828QSL1	2,972,198	1,764,915	*	(1,207,283)	1,764,915	611,917	Q3 2009
396789KF5	5,378,625	4,506,020	*	(872,604)	4,506,020	1,194,307	Q3 2009

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-85

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
42332QAN3	$5,754,119	$3,428,230	*	$(2,325,889)	$3,428,230	$412,061	Q3 2009
46614KAB2	9,657,805	2,800,420	*	(6,857,385)	2,800,420	500,000	Q3 2009
46625MR50	330,414	—	[2]	(120,875)	209,539	92,059	Q3 2009
46625YQ89	3,430,992	1,513,711	*	(1,917,281)	1,513,711	581,182	Q3 2009
46629YAM1	20,070,948	16,337,536	*	(3,733,412)	16,337,536	3,476,200	Q3 2009
46630JAS8	10,035,389	2,912,412	*	(7,122,977)	2,912,412	1,108,700	Q3 2009
46632HAR2	4,028,186	2,987,063	*	(1,041,123)	2,987,063	657,928	Q3 2009
50180CAM2	11,464,618	2,607,049	*	(8,857,569)	2,607,049	1,573,335	Q3 2009
55312TAJ2	9,036,266	4,409,675	*	(4,626,591)	4,409,675	1,432,692	Q3 2009
55312TAK9	24,178,234	5,855,255	*	(18,322,980)	5,855,255	2,631,250	Q3 2009
55312TAR4	701,767	692,323	*	(9,444)	692,323	849,940	Q3 2009
55312VAR9	22,585,862	20,572,173	*	(2,013,689)	20,572,173	2,925,000	Q3 2009
55312YAH5	10,039,874	9,890,092	*	(149,782)	9,890,092	6,055,360	Q3 2009
55312YAJ1	15,059,261	3,720,261	*	(11,339,001)	3,720,261	3,310,965	Q3 2009
55312YAK8	8,031,810	1,238,429	*	(6,793,382)	1,238,429	1,521,368	Q3 2009
55312YAL6	10,039,591	1,036,649	*	(9,002,942)	1,036,649	1,268,330	Q3 2009
55312YAS1	10,039,851	682,106	*	(9,357,745)	682,106	1,273,890	Q3 2009
55312YAT9	2,141,339	1,234,413	*	(906,926)	1,234,413	1,800,000	Q3 2009
59023BAL8	4,930,792	4,713,154	*	(217,638)	4,713,154	604,725	Q3 2009
60687VAM7	5,018,438	1,011,356	*	(4,007,082)	1,011,356	581,350	Q3 2009
60688BAM0	8,279,911	5,814,544	*	(2,465,367)	5,814,544	2,036,952	Q3 2009
60688BAS7	9,910,681	2,980,912	*	(6,929,769)	2,980,912	2,100,637	Q3 2009
606935AQ7	4,916,561	1,051,034	*	(3,865,527)	1,051,034	812,775	Q3 2009
61745MU68	3,909,052	2,521,714	*	(1,387,338)	2,521,714	949,776	Q3 2009
61746WE63	5,393,259	4,810,580	*	(582,679)	4,810,580	1,369,482	Q3 2009
61749MAE9	3,953,068	649,935	*	(3,303,133)	649,935	783,732	Q3 2009
61750CAS6	9,000,000	5,734,363	*	(3,265,637)	5,734,363	1,779,777	Q3 2009
61751NAQ5	4,014,486	2,487,197	*	(1,527,289)	2,487,197	496,676	Q3 2009
61751XAK6	5,019,637	1,104,081	*	(3,915,556)	1,104,081	698,545	Q3 2009
61753JAK5	10,039,176	6,315,957	*	(3,723,219)	6,315,957	1,924,670	Q3 2009
61753JAL3	10,039,489	1,923,248	*	(8,116,241)	1,923,248	1,497,480	Q3 2009
61754KAP0	16,333,731	13,409,091	*	(2,924,640)	13,409,091	1,823,465	Q3 2009
74438WAN6	2,435,634	1,816,058	*	(619,576)	1,816,058	483,756	Q3 2009
87246AAQ1	6,507,642	5,424,135	*	(1,083,506)	5,424,135	600,539	Q3 2009
92978QAJ6	44,853,705	41,898,577	*	(2,955,129)	41,898,576	23,143,606	Q3 2009
92978QAN7	10,035,032	1,054,619	*	(8,980,412)	1,054,619	1,308,000	Q3 2009
92978QAP2	10,035,430	1,006,808	*	(9,028,621)	1,006,808	1,227,540	Q3 2009
92978QAR8	33,913,365	2,428,623	*	(31,484,742)	2,428,623	2,703,520	Q3 2009
92978QAT4	2,207,457	-307,191	*	(2,514,648)	-307,191	1,400,000	Q3 2009
92978TAL5	30,104,829	23,644,656	*	(6,460,172)	23,644,656	5,013,420	Q3 2009
92978TAM3	30,106,380	7,091,481	*	(23,014,899)	7,091,481	4,660,680	Q3 2009
92978YAN0	14,349,202	8,560,596	*	(5,788,606)	8,560,596	1,692,555	Q3 2009
92978YAT7	11,921,571	3,155,533	*	(8,766,039)	3,155,533	1,410,463	Q3 2009
02151CBD7	30,078,496	28,536,105	*	(1,542,391)	28,536,105	22,051,302	Q3 2009
12566XAG3	17,348,888	15,725,340	*	(1,623,548)	15,725,340	6,953,865	Q3 2009
02147QAE2	49,228,610	45,152,500	*	(4,076,110)	45,152,500	36,433,950	Q3 2009
12544RAL2	9,625,351	8,883,000	*	(742,351)	8,883,000	5,950,703	Q3 2009
12566XAE8	36,726,158	34,342,512	*	(2,383,646)	34,342,512	23,452,904	Q3 2009
16165TBJ1	11,550,415	10,448,900	*	(1,101,515)	10,448,900	6,535,688	Q3 2009
46627MAC1	11,998,763	11,109,835	*	(888,928)	11,109,835	5,856,448	Q3 2009
362334ME1	30,218,777	—	[2]	(12,195,320)	18,023,457	18,023,457	Q2 2009
61749EAE7	25,483,761	—	[2]	(16,778,706)	8,705,055	8,705,055	Q2 2009
294751CV2	2,761,322	—	[2]	(2,327,975)	433,347	433,347	Q2 2009
12613KAJ8	6,296,000	—	[2]	(5,351,600)	944,400	944,400	Q2 2009
643529AD2	15,955,720	—	[2]	(8,979,720)	6,976,000	6,976,000	Q2 2009

B-86	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
74040KAC6	$5,669,246	$—	[2]	$(858,977)	$4,810,269	$4,810,270	Q2 2009
939344AN7	6,948,092	—	[2]	(1,155,092)	5,793,000	5,793,000	Q2 2009
015386AD7	1,718,750	—	[2]	(172,250)	1,546,500	1,546,500	Q2 2009
46630AAG3	3,008,127	—	[2]	(2,599,827)	408,300	408,300	Q2 2009
46630AAC2	3,509,499	—	[2]	(2,982,749)	526,750	526,750	Q2 2009
20173QAQ4	8,069,157	—	[2]	(7,372,176)	696,981	696,981	Q2 2009
22545YAS0	22,629,873	—	[2]	(20,705,482)	1,924,391	1,924,391	Q2 2009
46630JAU3	20,074,125	—	[2]	(17,918,125)	2,156,000	2,156,000	Q2 2009
50179AAN7	5,511,632	—	[2]	(4,650,800)	860,832	860,832	Q2 2009
362332AV0	20,707,546	—	[2]	(18,846,146)	1,861,400	1,861,400	Q2 2009
22545MAL1	14,047,555	—	[2]	(12,207,955)	1,839,600	1,839,600	Q2 2009
50179AAS6	7,520,314	—	[2]	(6,537,495)	982,819	982,819	Q2 2009
22545LAR0	16,935,085	—	[2]	(14,758,255)	2,176,830	2,176,830	Q2 2009
50179AAM9	4,015,625	—	[2]	(3,284,425)	731,200	731,200	Q2 2009
07388YBE1	6,678,995	—	[2]	(6,104,995)	574,000	574,000	Q2 2009
07388YBC5	6,807,716	—	[2]	(6,205,016)	602,700	602,700	Q2 2009
05950VAT7	5,720,982	—	[2]	(5,312,292)	408,690	408,690	Q2 2009
05947UMQ8	407,714	—	[2]	(339,694)	68,020	68,020	Q2 2009
05947UMP0	1,621,046	—	[2]	(1,360,721)	260,325	260,325	Q2 2009
05947UJT6	1,000,436	—	[2]	(743,026)	257,410	257,410	Q2 2009
22545LAT6	5,426,647	—	[2]	(4,926,626)	500,021	500,021	Q2 2009
61751NAR3	4,002,195	—	[2]	(3,660,595)	341,600	341,600	Q2 2009
92978MAT3	5,464,600	—	[2]	(4,860,639)	603,961	603,961	Q2 2009
92977QAQ1	13,034,405	—	[2]	(11,980,105)	1,054,300	1,054,300	Q2 2009
61754JAN8	2,787,584	—	[2]	(2,427,884)	359,700	359,700	Q2 2009
61753JAN9	7,376,067	—	[2]	(6,286,655)	1,089,412	1,089,412	Q2 2009
61753JAM1	10,040,730	—	[2]	(8,673,730)	1,367,000	1,367,000	Q2 2009
50180JAL9	7,028,178	—	[2]	(5,882,278)	1,145,900	1,145,900	Q2 2009
61749MAF6	2,933,947	—	[2]	(2,552,647)	381,300	381,300	Q2 2009
61746WE89	934,072	—	[2]	(703,548)	230,524	230,524	Q2 2009
61746WE71	2,038,212	—	[2]	(1,558,205)	480,007	480,007	Q2 2009
59023BAM6	5,888,700	—	[2]	(4,806,900)	1,081,800	1,081,800	Q2 2009
59022HEC2	6,984,225	—	[2]	(5,699,025)	1,285,200	1,285,200	Q2 2009
50180JAM7	17,068,049	—	[2]	(14,611,549)	2,456,500	2,456,500	Q2 2009
59022HED0	2,244,466	—	[2]	(1,953,125)	291,341	291,341	Q2 2009
52108RCK6	13,624,490	—	[2]	(12,692,065)	932,425	932,425	Q2 2009
50180JAR6	12,048,727	—	[2]	(10,654,327)	1,394,400	1,394,400	Q2 2009
52108MDU4	7,906,789	—	[2]	(6,461,189)	1,445,600	1,445,600	Q2 2009
251510CY7	9,287,032	—	[2]	(7,029,696)	2,257,336	2,257,336	Q2 2009
52521RAS0	3,173,730	—	[2]	(1,672,517)	1,501,213	1,501,212	Q2 2009
02149HAK6	27,458,769	—	[2]	(13,202,360)	14,256,409	14,256,409	Q2 2009
75115CAG2	10,160,350	—	[2]	(5,511,758)	4,648,592	4,648,592	Q2 2009
015386AA3	2,620,115	—	[2]	(20,115)	2,600,000	2,600,000	Q1 2009
126378AG3	16,952,099	—	[2]	(8,331,528)	8,620,571	8,620,571	Q1 2009
126378AH1	18,332,132	—	[2]	(8,896,772)	9,435,360	9,435,360	Q1 2009
152314DT4	406,084	—	[2]	(125,394)	280,690	280,690	Q1 2009
46628SAG8	28,479,557	—	[2]	(15,739,186)	12,740,371	12,740,372	Q1 2009
589929JS8	3,614,073	—	[2]	(977,614)	2,636,460	2,636,460	Q1 2009
61749WAH0	8,348,064	—	[2]	(3,723,256)	4,624,808	4,624,808	Q1 2009
61749WAJ6	4,840,214	—	[2]	(2,064,598)	2,775,616	2,775,615	Q1 2009
74040KAC6	6,735,434	—	[2]	(1,066,188)	5,669,246	5,669,247	Q1 2009
84604CAE7	4,395,157	—	[2]	(2,954,291)	1,440,866	1,440,867	Q1 2009
939344AN7	7,049,401	—	[2]	(101,309)	6,948,092	6,948,092	Q1 2009
03702YAC4	4,325,600	—	[2]	(2,162,800)	2,162,800	2,162,800	Q1 2009
05947UMQ8	402,748	—	[2]	(279,196)	123,552	123,552	Q1 2009

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-87

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
059497AD9	$5,019,063	$—	[2]	$(4,649,648)	$369,415	$369,415	Q1 2009
059497AE7	6,023,080	—	[2]	(5,633,623)	389,457	389,456	Q1 2009
059500AK4	1,073,719	—	[2]	(223,026)	850,693	850,693	Q1 2009
059500AM0	279,971	—	[2]	(39,980)	239,991	239,991	Q1 2009
12513YAR1	46,179,909	—	[2]	(43,275,482)	2,904,427	2,904,427	Q1 2009
190749AN1	5,165,844	—	[2]	(4,674,925)	490,919	490,919	Q1 2009
22544QAQ2	14,679,428	—	[2]	(13,730,058)	949,370	949,370	Q1 2009
22545DAL1	18,978,397	—	[2]	(17,449,489)	1,528,908	1,528,908	Q1 2009
22545MAM9	15,623,911	—	[2]	(13,958,314)	1,665,597	1,665,597	Q1 2009
46629YAQ2	5,060,345	—	[2]	(4,730,706)	329,639	329,639	Q1 2009
46630JAW9	20,076,375	—	[2]	(18,747,505)	1,328,870	1,328,870	Q1 2009
55312TAQ6	1,243,450	—	[2]	(615,776)	627,674	627,674	Q1 2009
55312TAR4	1,246,413	—	[2]	(544,645)	701,768	701,768	Q1 2009
59022HEE8	1,733,805	—	[2]	(1,545,986)	187,819	187,818	Q1 2009
59023BAN4	6,816,310	—	[2]	(5,908,928)	907,382	907,382	Q1 2009
61751XAL4	2,008,458	—	[2]	(1,850,014)	158,444	158,444	Q1 2009
05949AA67	7,180,337	—	[2]	(4,018,514)	3,161,823	3,161,823	Q1 2009
05949AA75	831,546	—	[2]	(270,990)	560,556	560,556	Q1 2009
12667FR98	9,441,206	—	[2]	(3,893,272)	5,547,934	5,547,934	Q1 2009
12669DN87	2,733,589	—	[2]	(1,410,077)	1,323,512	1,323,513	Q1 2009
251510ET6	12,727,050	—	[2]	(11,016,684)	1,710,366	1,710,366	Q1 2009
79548KJH2	51,335	—	[2]	(23,450)	27,885	27,885	Q1 2009
79548KJJ8	53,540	—	[2]	(21,307)	32,233	32,234	Q1 2009
79548KJK5	28,691	—	[2]	(12,508)	16,183	16,184	Q1 2009
02148FAW5	32,011,265	—	[2]	(13,311,789)	18,699,476	18,699,477	Q1 2009
12667G8B2	299,003	—	[2]	(124,689)	174,314	174,315	Q1 2009
76110H5M7	236,856	—	[2]	(153,532)	83,324	83,324	Q1 2009
76114DAE4	18,470,379	—	[2]	(12,205,478)	6,264,901	6,264,900	Q1 2009
004421RV7	7,280,863	—	[2]	(2,325,579)	4,955,284	4,955,285	Q4 2008
015386AA3	4,500,000	—	[2]	(1,575,000)	2,925,000	2,925,000	Q4 2008
015386AB1	10,200,000	—	[2]	(3,570,000)	6,630,000	6,630,000	Q4 2008
015386AD7	2,437,500	—	[2]	(722,816)	1,714,684	1,714,684	Q4 2008
02148YAD6	24,448,783	—	[2]	(10,894,044)	13,554,738	13,554,738	Q4 2008
028909AC3	1,459,724	—	[2]	(481,866)	977,858	977,858	Q4 2008
03702YAC4	7,278,038	—	[2]	(2,952,438)	4,325,600	4,325,600	Q4 2008
05947UJV1	884,711	—	[2]	(566,669)	318,042	318,042	Q4 2008
05947UWC8	724,284	—	[2]	(637,873)	86,411	86,411	Q4 2008
05947UWD6	917,748	—	[2]	(838,199)	79,549	79,549	Q4 2008
05949AA75	2,375,256	—	[2]	(1,542,097)	833,159	833,159	Q4 2008
05949AM23	5,328,628	—	[2]	(3,347,549)	1,981,079	1,981,079	Q4 2008
05949AM31	1,618,515	—	[2]	(1,265,231)	353,284	353,284	Q4 2008
07388PAQ4	5,021,524	—	[2]	(4,378,524)	643,000	643,000	Q4 2008
073945AS6	1,754,077	—	[2]	(1,498,173)	255,904	255,904	Q4 2008
12558MBP6	16,579,545	—	[2]	(13,472,642)	3,106,903	3,106,903	Q4 2008
12667G8B2	444,952	—	[2]	(146,728)	298,224	298,224	Q4 2008
12669EWZ5	4,405,837	—	[2]	(2,024,744)	2,381,093	2,381,093	Q4 2008
152314DT4	1,149,308	—	[2]	(750,425)	398,883	398,883	Q4 2008
161551FH4	726,402	—	[2]	(312,617)	413,785	413,785	Q4 2008
17310MAS9	4,015,015	—	[2]	(3,485,815)	529,200	529,200	Q4 2008
20173MAQ3	4,869,808	—	[2]	(4,234,308)	635,500	635,500	Q4 2008
20173QAR2	6,726,129	—	[2]	(5,859,949)	866,181	866,181	Q4 2008
21075WCJ2	1,407,861	—	[2]	(377,699)	1,030,162	1,030,163	Q4 2008
22540VHN5	2,463,713	—	[2]	(1,124,977)	1,338,736	1,338,737	Q4 2008
22545LAV1	4,260,344	—	[2]	(3,754,459)	505,885	505,885	Q4 2008
22545MAP2	3,011,114	—	[2]	(2,638,814)	372,300	372,300	Q4 2008

B-88	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

continued

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
22545XAP8	$33,792,994	$—	[2]	$(29,365,135)	$4,427,859	$4,427,858	Q4 2008
294751DY5	1,586,038	—	[2]	(894,024)	692,014	692,014	Q4 2008
294751FC1	2,299,916	—	[2]	(1,875,560)	424,356	424,356	Q4 2008
36228CDP5	750,894	—	[2]	(532,759)	218,135	218,134	Q4 2008
3622ECAH9	9,815,000	—	[2]	(6,403,699)	3,411,301	3,411,301	Q4 2008
3622MSAC6	14,658,028	—	[2]	(12,858,028)	1,800,000	1,800,000	Q4 2008
38500XAM4	3,263,688	—	[2]	(2,878,688)	385,000	385,000	Q4 2008
42332QAP8	914,148	—	[2]	(741,129)	173,019	173,019	Q4 2008
46412QAD9	6,997,504	—	[2]	(5,554,244)	1,443,260	1,443,260	Q4 2008
46625M2W8	1,708,545	—	[2]	(1,550,593)	157,952	157,953	Q4 2008
46625M2Y4	596,284	—	[2]	(442,858)	153,426	153,426	Q4 2008
46625MR27	1,555,235	—	[2]	(1,309,659)	245,576	245,576	Q4 2008
46625YQ97	4,931,368	—	[2]	(4,159,368)	772,000	772,000	Q4 2008
50179MBT7	7,930,571	—	[2]	(6,789,914)	1,140,656	1,140,656	Q4 2008
50180CAV2	6,024,175	—	[2]	(5,211,175)	813,000	813,000	Q4 2008
50180CAW0	7,183,387	—	[2]	(6,315,658)	867,729	867,730	Q4 2008
53944MAC3	6,954,397	—	[2]	(5,694,397)	1,260,000	1,260,000	Q4 2008
55312TAQ6	3,817,868	—	[2]	(2,574,418)	1,243,450	1,243,450	Q4 2008
55312TAR4	3,616,402	—	[2]	(2,369,989)	1,246,413	1,246,413	Q4 2008
55312YAT9	20,004,831	—	[2]	(17,949,031)	2,055,800	2,055,800	Q4 2008
589929JS8	4,196,584	—	[2]	(460,813)	3,735,771	3,735,770	Q4 2008
59022HEF5	1,041,525	—	[2]	(907,992)	133,533	133,533	Q4 2008
59022HEG3	217,210	—	[2]	(129,739)	87,471	87,471	Q4 2008
59022HEH1	148,995	—	[2]	(100,815)	48,180	48,179	Q4 2008
59022HEJ7	163,421	—	[2]	(75,981)	87,440	87,439	Q4 2008
60687VAN5	3,276,152	—	[2]	(2,857,652)	418,500	418,500	Q4 2008
617453AC9	4,941,714	—	[2]	(4,307,214)	634,500	634,500	Q4 2008
617453AD7	6,839,059	—	[2]	(6,037,244)	801,815	801,815	Q4 2008
61746WE97	982,114	—	[2]	(622,238)	359,876	359,876	Q4 2008
61746WF21	198,149	—	[2]	(108,779)	89,370	89,370	Q4 2008
61749MAG4	2,463,365	—	[2]	(2,174,584)	288,781	288,782	Q4 2008
70556RAD3	41,824,931	—	[2]	(16,186,786)	25,638,145	25,638,145	Q4 2008
74040KAC6	14,387,860	—	[2]	(7,644,893)	6,742,967	6,742,967	Q4 2008
74924PAJ1	1,071,735	—	[2]	(577,030)	494,705	494,705	Q4 2008
760985U58	380,419	—	[2]	(70,655)	309,764	309,765	Q4 2008
760985U66	166,134	—	[2]	(69,050)	97,084	97,084	Q4 2008
760985U74	81,575	—	[2]	(54,048)	27,527	27,527	Q4 2008
76110HQT9	2,966,509	—	[2]	(1,968,981)	997,528	997,528	Q4 2008
76110VLD8	2,354,851	—	[2]	(467,251)	1,887,601	1,887,601	Q4 2008
76110VPJ1	2,462,808	—	[2]	(780,464)	1,682,344	1,682,344	Q4 2008
76110VPU6	1,428,428	—	[2]	(659,001)	769,427	769,427	Q4 2008
76110VTQ1	6,999,985	—	[2]	(6,060,515)	939,470	939,470	Q4 2008
76110WRX6	4,096,799	—	[2]	(1,412,549)	2,684,250	2,684,250	Q4 2008
76110WVT0	1,123,115	—	[2]	(565,567)	557,549	557,549	Q4 2008
76113GAC2	4,756,743	—	[2]	(4,437,090)	319,653	319,653	Q4 2008
92978QAT4	20,021,630	—	[2]	(17,893,630)	2,128,000	2,128,000	Q4 2008
939344AN7	10,000,000	—	[2]	(3,054,200)	6,945,800	6,945,800	Q4 2008
93934DAQ0	87,351	—	[2]	(51,823)	35,528	35,528	Q4 2008
94980KAQ5	1,103,943	—	[2]	(643,629)	460,314	460,314	Q4 2008
059500AK4	10,014,230	—	[2]	(8,891,170)	1,123,060	1,123,000	Q4 2008
059500AM0	3,181,507	—	[2]	(2,885,786)	295,721	295,721	Q4 2008
004421RV7	9,463,168	7,747,697	[1]	(1,715,471)	7,747,697	7,003,715	Q3 2008
03702YAC4	21,627,908	—	[2]	(14,058,108)	7,569,800	7,569,800	Q3 2008
05949AM31	1,873,669	1,656,719	[1]	(216,950)	1,656,719	739,839	Q3 2008
12558MBP6	19,071,607	16,855,724	[1]	(2,215,883)	16,855,724	5,396,442	Q3 2008

TIAA Access: TIAA Separate Account VA-3 ■ Statement of Additional Information	B-89

NOTES TO STATUTORY–BASIS FINANCIAL STATEMENTS

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows		Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than-Temporary Impairment	Fair Value as of Date of Impairment	Financial Reporting Period
55312TAQ6	$10,046,558	$—	[2]	$(6,083,638)	$3,962,920	$3,962,920	Q3 2008
55312TAR4	11,893,403	—	[2]	(8,099,902)	3,793,501	3,793,501	Q3 2008
589929JS8	5,505,188	—	[2]	(694,732)	4,810,456	4,810,456	Q3 2008
59022HEF5	1,160,443	1,060,145	[1]	(100,298)	1,060,145	445,708	Q3 2008
59022HEG3	575,821	229,619	[1]	(346,202)	229,619	266,453	Q3 2008
59022HEH1	259,151	161,404	[1]	(97,747)	161,404	233,878	Q3 2008
59022HEJ7	327,200	188,252	[1]	(138,948)	188,252	232,061	Q3 2008
74040KAC6	15,328,440	—	[2]	(940,580)	14,387,860	14,387,860	Q3 2008
004421RV7	13,293,979	10,420,391	[1]	(2,873,588)	10,420,391	8,677,457	Q2 2008
05947UJV1	1,613,758	1,063,032	[1]	(550,726)	1,063,032	2,510,921	Q2 2008
152314DT4	1,874,385	1,222,995	[1]	(651,390)	1,222,995	1,436,123	Q2 2008
59022HEG3	698,839	588,230	[1]	(110,609)	588,230	460,785	Q2 2008
59022HEH1	644,929	271,560	[1]	(373,369)	271,560	412,942	Q2 2008
59022HEJ7	1,010,816	352,031	[1]	(658,785)	352,031	628,144	Q2 2008
74040KAC6	16,983,047	—	[2]	(834,284)	16,148,763	16,148,763	Q2 2008
46625M2Y4	1,434,849	674,165	[1]	(760,684)	674,165	727,135	Q1 2008
46625MR50	641,983	483,307	[1]	(158,676)	483,307	680,162	Q1 2008
59022HEJ7	1,064,661	1,035,647	[1]	(29,014)	1,035,647	756,208	Q1 2008
61746WE97	1,687,099	1,085,336	[1]	(601,763)	1,085,336	1,710,037	Q1 2008
61746WF21	659,501	249,760	[1]	(409,741)	249,760	545,244	Q1 2008
68400XBL3	557,541	280,704	[1]	(276,837)	280,704	426,874	Q1 2008
760985U66	867,188	—	[2]	(536,924)	330,264	330,264	Q4 2007
363259AA0	15,000,000	—	[2]	(4,800,000)	10,200,000	10,200,000	Q4 2007
61746WF21	771,351	676,705	[1]	(94,646)	676,705	556,580	Q4 2007
760985U58	2,813,940	911,116	[1]	(1,902,824)	911,116	2,421,305	Q4 2007
760985U74	320,050	201,743	[1]	(118,307)	201,743	301,736	Q4 2007
76110WRX6	5,900,848	4,987,584	[1]	(913,264)	4,987,584	4,149,159	Q4 2007
652454BB4	10,000,000	—	[2]	(1,500,000)	8,500,000	8,500,000	Q3 2007
652454BC2	5,000,000	—	[2]	(850,000)	4,150,000	4,150,000	Q3 2007
52518RBE5	1,322,892	—	[2]	(333,510)	989,382	989,382	Q2 2006
42332QAP8	1,634,203	—	[2]	(160,236)	1,473,967	1,473,967	Q3 2005
46625MR50	1,587,229	—	[2]	(208,551)	1,378,678	1,378,678	Q3 2005
74681@AK5	4,500,000	—	[2]	(2,487,421)	2,012,579	2,012,579	Q3 2003
Total	$6,867,233,409	$4,602,073,300		$(1,802,465,637)	$5,064,767,772	$3,067,313,039

*	Projected cash flows are provided for securities imputed under SSAP 43R adoption
[1]	Impairment based on undiscounted cash flows
[2]	Impairment based on Fair Value

B-90	Statement of Additional Information ■ TIAA Access: TIAA Separate Account VA-3

[This page intentionally left blank.]

730 Third Avenue

New York, NY 10017-3206

A11267 (5/10)

Part C — OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)     Financial statements

Part A: None

Part B: Includes all required financial statements of TIAA Separate Account VA-3 and Teachers Insurance and Annuity Association of America

(b)	Exhibits:

(1)(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(2)	None

(3)	Form of Distribution Agreement

(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(J)	Separate Account One-Life Annuity Supplemental Contract*

	(K)	Separate Account Two-Life Annuity Supplemental Contract*

	(L)	Separate Account Fixed-Period Annuity Supplemental Contract*

(5)	Form of Application

(6)	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended)*

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended)*

(7)	None

(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(I)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(K)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company*

(9)	Opinion and consent of Jonathan Feigelson, Esquire*

(10)	(A)	Consent of Dechert LLP*

	(B)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

	(C)	Consent of Jonathan Feigelson, Esquire*

(11)	None

(12)	None

(13)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

*	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
Ronald L. Thompson	Trustee and Chairman
Former Chairman and Chief Executive Officer of
Midwest Stamping and Manufacturing Company

Jeffrey R. Brown	Trustee
William G. Karnes Professor of Finance and
Director of the Center for Business and Public Policy
University of Illinois at Urbana-Champaign

Robert C. Clark	Trustee
Distinguished Service Professor and
Austin Wakeman Scott
Professor of Law
Harvard Law School
Harvard University

Lisa W. Hess	Trustee
Former Chief Investment Officer
Loews Corporation

Edward M. Hundert, M.D.	Trustee
Senior Lecturer in Medical Ethics
Harvard Medical School
Harvard University

Lawrence H. Linden	Trustee
Founding Trustee, Linden Trust for Conservation

Maureen O’ Hara	Trustee
R.W. Purcell Professor of Finance
Johnson Graduate School of Management
Cornell University

Name and Principal Business Address*	Positions and Offices with Insurance Company
Donald K. Peterson	Trustee
Former Chairman and Chief Executive Officer of
Avaya Inc.

Sidney A. Ribeau	Trustee
President, Howard University

Dorothy K. Robinson	Trustee
Vice President and General Counsel
Yale University

David L. Shedlarz	Trustee
Former Vice Chairman of Pfizer Inc.

David F. Swensen Chief Investment Officer Yale University	Trustee

Marta Tienda Maurice P. During ’22 Professor of Demographic Studies Woodrow Wilson School Princeton University	Trustee

Rosalie J. Wolf Managing Partner Botanica Capital Partners, LLC	Trustee

Roger W. Ferguson, Jr. TIAA	President and Chief Executive Officer and Trustee

Marvin Adams	Executive Vice President
TIAA

Mary (Maliz) E. Beams TIAA	Executive Vice President

Brandon Becker TIAA	Executive Vice President and Chief Legal Officer

Richard S. Biegen TIAA	Chief Compliance Officer of the Separate Account

Scott C. Evans TIAA	Executive Vice President

I. Steven Goldstein TIAA	Executive Vice President

Stephen Gruppo TIAA	Executive Vice President

Jorge Gutierrez TIAA	Treasurer

William J. Mostyn III TIAA	Vice President and Corporate Secretary

Dermot J. O’Brien TIAA	Executive Vice President

Georganne C. Proctor TIAA	Executive Vice President and Chief Financial Officer

Bertram L. Scott TIAA	Executive Vice President

Edward D. Van Dolsen TIAA	Executive Vice President

*	The principal business address for each individual is:

TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

(1)	TIAA Board of Overseers is a New York not-for-profit corporation established to further education and other non-profit purposes by holding the stock of TIAA.

(2)	TIAA’s non-profit capital stock, constituting all of its authorized shares of stock, was originally issued to the Carnegie Corporation of New York. The shares were transferred to Trustees of T.I.A.A. Stock, renamed TIAA Board of Overseers, immediately after the enactment of the cited legislation.

(3)	Teachers Insurance and Annuity Association of America is a New York domiciled life insurance company that issues guaranteed and variable annuities and life insurance for nonprofit and government institutions and their employees. The TIAA Board of Overseers elects TIAA’s trustees.

(4)	The following corporations, trusts and limited liability companies (“LLCs”) were organized by TIAA to hold real estate, mortgage, and securities investments for the General Account and may no longer hold any assets. All issued and outstanding stock of the corporations, trusts, and memberships in the LLCs are owned, directly or indirectly, by TIAA. Unless otherwise indicated, these Domestic entities are Delaware entities:

DOMESTIC
485 Properties, LLC*	T-C SMA III, LLC
730 Texas Forest Holdings, Inc.*	T-C Sports Co., Inc.*

DOMESTIC
Bethesda ARC, LLC	T-C Stonecrest LLC
Bethesda HARC, LLC	T-Investment Properties Corp.
Ceres Agricultural Properties, LLC*	T-Land Corp.
CTG&P, LLC	T-Pointe, LLC
DAN Properties, Inc.	TCPC Associates, LLC
Debt Holdings, LLC	Teachers Concourse, LLC*
Demeter Agricultural Properties, LLC	Teachers Mayflower, LLC
Demeter Agricultural Properties II, LLC	Teachers West, LLC
Flint European Trust	TIAA 485 Boca 54 LLC
JV Georgia One, Inc.	TIAA 485 Clarendon, LLC
JWL Properties, Inc.	TIAA Canada Retail Business Trust (a Pennsylvania business trust)
ND La Jolla, LLC	TIAA CMBS I, LLC*
TIAA Diamond Investor, LLC
ND Properties, Inc.*	TIAA European Funding Trust*
ND-T Street, LLC	TIAA Franklin Square, LLC*
Normandale Center LLC	TIAA Gemini Office, LLC
Occator Agricultural Properties, LLC	TIAA Global Public Investments, LLC
Port Northwest IV Corporation	TIAA Lakepointe, LLC
TIAA Park Evanston, Inc.
Premiere Agricultural Properties, LLC	TIAA Private Equity Alpha, LLC*
Premiere Columbia Properties, LLC	TIAA Realty, Inc.
Premiere Farm Properties, LLC	TIAA SF One, LLC
Savannah Teachers Properties, Inc.	TIAA Stafford Harrison LLC
T-C Cypress Park West LLC	TIAA The Reserve II Member, LLC
T-C Duke Street LLC	TIAA Timberlands I, LLC*
T-C King Street Station LLC	TIAA Timberlands II, LLC*
T-C Roosevelt Square LLC	TIAA Union Place Phase I LLC
T-C SMA I, LLC	TIAA-CREF Global Investments LLC
T-C SMA 2, LLC	WRC Properties, Inc.*

INTERNATIONAL
36 Rue La Fayette (Luxembourg)	SAS Roosevelt (France)
154 Rue de l’Universite SARL (France)	Servin EURL (France)
Bruyeres I SAS (France)	Servin Holding SARL (France)
Bruyeres II SAS (France)	SNC Amarante (France)
Business Port S.r.l. (Italy)	SNC La Defense (France)
Courcelles 70 SAS (France)	SNC Lazulli (France)
Des Brateaux SARL (France)	SNC Peridot (France)
Erlangen Arcaden GmbH & Co. KG (Germany)	SNC Roosevelt (France)
LaFayette Lux 1 S.a.r.l. (Luxembourg)	TIAA Lux 2 (Luxembourg)
LaFayette Lux 2 S.a.r.l. (Luxembourg)	TIAA Lux 4 (Luxembourg)
Mansilla Participacoes Ltda (Brazil)	TIAA Lux 5 S.a.r.l. (Luxembourg)
ND Europe S.a.r.l.* (Luxembourg)	TIAA Lux 6 S.a.r.l.*(Luxembourg)
Norte Shopping – Centre Commercial S. A. (Portugal)	TIAA Lux 7 S.a.r.l. (Luxembourg)
Norte Shopping Retail & Leisure Centre BV* (Netherlands)	TIAA Lux 8 S.a.r.l (Luxembourg)
Olympe EURL (France)	TIAA Lux 9 S.a.r.l. (Luxembourg)
Olympe Holding SARL (France)	Villabe SAS (France)
Provence 110 (France)
REA Europe SARL (Luxembourg)
REA Lux 1 SARL (Luxembourg)
Rue de I’Universite 154 SAS (France)
SAS La Defense (France)
SAS Malachite (France)

(5)	Subsidiaries of the Separate Real Estate Account:

Light Street Partners Ballston, Inc., a Maryland corporation; One Boston Place Real Estate Investment Trust, a Maryland investment trust; Seneca Industrial Holdings, LLC; T-C 701 Brickell LLC; T-C Four Oaks Place LLC; T-C Legacy at Westwood LLC; T-C Preston Sherry Plaza, LLC; T-C Regents Court LLC; T-C The Caruth LLC; T-C The Colorado LLC; Teachers Belvidere Properties, LLC; Teachers REA, LLC; Teachers REA II, LLC; Teachers REA III, LLC; TIAA Florida Mall, LLC; TIAA Miami International Mall, LLC; TIAA West Town Mall, LLC; TIAA-CREF Global Separate Real Estate Company LLC; TREA 10 Schalks Crossing Road, LLC; TREA 1401 H, LLC; TREA Broadlands, LLC; TREA Florida Retail, LLC; TREA GA Reserve, LLC; TREA Pacific Plaza, LLC; TREA Retail Fund-K, LLC; TREA Retail Property Portfolio 2006, LLC; TREA Weston, LLC; TREA Wilshire Rodeo, LLC.

(6)	TIAA-CREF Investment Management, LLC is a registered investment advisor, which provides investment management services for College Retirement Equities Fund.

(7)	TIAA-CREF Individual & Institutional Services, LLC is a registered broker-dealer and investment advisor, which provides distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, and through a selling agreement with Teachers Personal Investors Services, Inc. distribution services for the TIAA-CREF Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s Variable Annuity and Variable Life Products, Tuition Savings Products, and TCAM Funds.

(8)	TIAA Global Markets, Inc. was formed to issue debt instruments.

(9)	TIAA-CREF Enterprises, Inc. is organized for the purpose of holding the stock of Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., TIAA-CREF Tuition Financing, Inc., and TCAM Core Property Fund GP LLC.

(10)	Teachers Advisors, Inc. is a registered investment advisor organized for the purpose of providing investment advice and management services to the TIAA Separate Account VA-1, the TIAA-CREF Funds, and the TIAA-CREF Life Funds. It provides investment adviser services for set contractual fees, with the intent of making a profit.

(11)	Teachers Personal Investors Services, Inc. is a registered broker-dealer organized for the purpose of providing distribution and administrative services for the TIAA Separate Account VA-1, the TIAA-CREF Funds, and the TIAA-CREF Life Funds, and is the placement agent for the private funds managed by TIAA-CREF Asset Management.

(12)	TIAA-CREF Life Insurance Company is a New York domiciled life insurance company that issues guaranteed and variable annuities, funding agreements, and life insurance, including variable life insurance, to the general public. TIAA-CREF Life Insurance Company holds the sole member interest in TIAA-CREF Insurance Agency, LLC.

(13)	TIAA-CREF Tuition Financing, Inc. (“TFI”) is organized to administer and provide advice to tuition savings and prepaid plans. It is a program manager providing program management services to state’s qualified tuition programs. TFI performs certain services related to the plan on behalf of the state, but the 529 plan is the state’s products since Section 529 of the IRC only allows states and eligible educational institutions to establish and maintain 529 plans. TFI also manages the Independent 529 plans (I-529) which is sponsored by a consortium of private colleges and universities. TFI, with permission from the states, subcontracts with other entities to perform certain of the program management services.

(14)	TCT Holdings, Inc. is organized for the purpose of holding the stock of TIAA-CREF Trust Company, a federal savings bank.

(15)	TIAA-CREF Trust Company, FSB is a federally chartered savings bank that provides individual and institutional asset management and investment advice for its customers.

(16)	TIAA-CREF Insurance Agency, LLC is a licensed life insurance agent offering insurance services and products.

(17)	TCAM Core Property Fund GP LLC was established to act as the general partner of TIAA-CREF Asset Management Core Property Fund, LP, which owns an interest in TCAM Core Property Fund REIT LLC, which in turn owns the membership interests in TCAM Core Property Fund Operating GP LLC (“GP”). GP was organized to act as the general partner of TCAM Core Property Fund Operating LP, which is an unregistered 3(c)(7) fund organized as a vehicle for direct real estate investment by TCAM customers.

(18)	TIAA-CREF Redwood, LLC was established for the purpose of owning the membership interest in Kaspick & Company, LLC.

(19)	Kaspick & Company, LLC a registered investment adviser providing administrative advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations, which act as trustees for donors (and their beneficiaries) participating in their planned giving programs.

(20)	Active Extension Fund I, LLC, Active Extension Fund II-Global Opportunities, LLC and Active Extension Fund III, LLC were organized to engage in investment strategies.

(21)	TIAA-CREF LPHC, LLC, was organized to hold the membership interests in TCAM SVREF I GP, LLC and TCAM DOF GP LLC.

•

TCAM SVREF I GP, LLC was organized to hold the membership interests in TCAM SVREF I A.S., LLC and to act as the general partner of TIAA-CREF Asset Management Strategic Value Real Estate Fund I, LP. TIAA-CREF Asset Management Strategic Value Real Estate Fund I, LP, a closed-end private investment fund which will primarily invest in value added real estate investments, and will issue limited partnership interests to investors. TIAA-CREF Asset Management Strategic Value Real Estate Fund I, LP will hold the memberships interests in TCAM SVREF I Properties, LLC and TCAM SVREF I REIT, LLC, which were organized to hold the investments of their parent entity. TCAM SVREF I REIT, LLC will elect to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. TCAM SVREF I A.S., LLC was organized to facilitate the acquisition of the first property by TIAA-CREF Asset Management Strategic Value Real Estate Fund I, L.P. and appropriately comply with certain ERISA requirements.

•

TCAM DOF GP LLC was established to act as the general partner of TIAA-CREF Asset Management Distressed Opportunities Fund, L.P., a closed-end private investment fund which will primarily invest in pooled investment vehicles with distressed debt or distressed equity strategies and will issue limited partnership interests to investors.

(22)	TIAA-CREF International Holdings LLC, was organized to act as the holding company for TIAA-CREF Asset Management UK Limited.

(23)	TIAA-CREF Asset Management UK Limited was organized to conduct global real estate activities.

(24)	Oleum Holding Company, Inc. was organized to own the shares of Polar Star Oil and Gas Holding, Inc., a Canadian entity.

(25)	Polar Star Canadian Oil and Gas, Inc., whose shares are owned by Polar Star Canadian Oil and Gas Holding, Inc., is a Canadian oil and gas operating company.

(26)	T-C SMA III, LLC was organized to act as the general partner of a limited partnership.

TIAA	% owned by TIAA/ Subsidiary
General Account Investment and Insurance Subsidiaries:
(T1) 485 Properties, LLC	100%
(T2) Bethesda ARC, LLC	100%
(T3) Bethesda HARC, LLC	100%
(T2) DAN Properties, Inc.	100%
(T2) JV Georgia One, Inc.	100%
(T2) JWL Properties, Inc.	100%
(T2) Normandale Center LLC	100%
(T2) Port Northwest IV Corporation	100%
(T2) Savannah Teachers Properties, Inc.	100%
(T2) T-Investment Properties Corp.	100%
(T2) T-Land Corp.	100%
(T2) T-C Duke Street LLC	100%
(T2) TIAA 485 Boca 54 LLC	100%
(T2) TIAA 485 Clarendon, LLC	100%
(T2) TIAA Gemini Office, LLC	100%
(T2) TIAA-CREF Global Investments LLC	100%
(T1) 730 Texas Forest Holdings, Inc.	100%
(T2) 730 Texas Timberlands Ltd.	.5%
(T2) 730 Texas Timberlands II Ltd.	.5%
(T1) 730 Texas Timberlands II, Ltd.	99.5%
(T1) Active Extension Fund I, LLC	100%
(T1) Active Extension Fund II - Global Opportunities, LLC	100%
(T1) Active Extension Fund III, LLC	100%
(T1) Ceres Agricultural Properties, LLC	100%
(T2) Premiere Farm Properties, LLC	100%
(T2) Premiere Agricultural Properties, LLC	100%
(T2) Premiere Columbia Properties, LLC	100%
(T1) CTG & P, LLC	100%
(T1) CPPIB-TIAA U.S. Real Property Fund, L.P.	50%
(T2) C-T REIT LLC	99.99%
(T3) C-T Stoneridge LLC	100%
(T3) C-T Shenandoah LLC	100%
(T1) Debt Holdings, LLC	100%
(T1) Demeter Agricultural Properties, LLC	100%
(T2) Mansilla Participacoes Ltda	.01%
(T1) Demeter Agricultural Properties II, LLC	100%
(T1) Mansilla Participacoes Ltda	99.99%
(T1) ND Properties, Inc.	100%
(T2) Norte Shopping Retail & Leisure Centre BV	100%
(T3) Norte Shopping - Centre Commercial S.A.	100%
(T2) TIAA Canada Retail Business Trust	100%
(T2) TIAA Stafford-Harrison LLC	100%
(T2) ND La Jolla, LLC	100%
(T2) ND-T Street, LLC	100%

TIAA	% owned by TIAA/ Subsidiary
(T2) T- Pointe, LLC	100%
(T2) ND Europe S.a.r.l.	100%
(T3) La Fayette Lux 1 S.a.r.l	100%
(T4) 36 Rue La Fayette	.01%
(T3) La Fayette Lux 2 S.a.r.l.	100%
(T4) 36 Rue La Fayette	99.99%
(T3) TIAA Lux 2	100%
(T4) SAS Roosevelt	100%
(T5) SNC Roosevelt	100%
(T4) Villabe SAS	100%
(T5) Des Brateaux SARL	100%
(T4) Bruyeres I SAS	100%
(T5) Olympe Holding SARL	100%
(T6) Olympe EURL	100%
(T4) Bruyeres II SAS	100%
(T5) Servin Holding SARL	100%
(T6) Servin EURL	100%
(T3) TIAA Lux 9	100%
(T4) SNC Amarante	.01%
(T4) SAS Malachite	100%
(T5) SNC Amarante	99.99%
(T6) SNC Lazulli	99.99%
(T6) SNC Peridot	99.99%
(T4) SAS La Defense	100%
(T5) SNC La Defense	99.9%
(T4) SNC La Defense	.01%
(T4) SNC Peridot	.01%
(T4) SNC Lazuli	.01%
(T3) TIAA Lux 4	100%
(T4) Rue De L’Universite 154 SAS	100%
(T5) 154 Rue De L’Universite S.a.r.l	100%
(T3) TIAA Lux 6 S.a.r.l	100%
(T4) Courcelles 70 SAS	100%
(T3) TIAA Lux 7 S.a.r.l	100%
(T4) Business Port S.r.l.	50%
(T3) TIAA Lux 8 S.a.r.l.	100%
(T3) TIAA Lux 9 S.a.r.l	100%
(T2) TIAA Lux 5 S.a.r.l.	100%
(T3) Erlanden Arcaden GmbH & Co. KG	92.5%
(T1) Occator Agricultural Properties, LLC	100%
(T1) Oleum Holding Company, Inc.	100%
(T2) Polar Star Canadian Oil and Gas Holding, Inc.	100%
(T2) Polar Star Canadian Oil and Gas, Inc.	100%
(T1) T-C SMA I, LLC	100%
(T2) CPPIB-TIAA U.S. Real Property Fund, L.P.	1%
(T3) C-T REIT LLC	99.99%
(T4) C-T Stoneridge LLC	100%
(T4) C-T Shenandoah LLC	100%
(T1) T-C SMA 2, LLC	100%
(T2) PennMuni-TIAA U.S. Real Estate Fund, LLC	20%
(T3) T-C Century Plaza LLC	100%

TIAA	% owned by TIAA/ Subsidiary
(T3) T-C Barton Springs LLC	100%
(T1) T-C SMA III, LLC	100%
(T1) T-C Sports Co., Inc.	100%
(T1) TCT Holdings, Inc.	100%
(T2) TIAA-CREF Trust Company, FSB	100%
(T1) Teachers Concourse, LLC	100%
(T1) Teachers Mayflower, LLC	100%
(T1) Teachers West, LLC	100%
(T1) TIAA CMBS I, LLC	100%
(T1) TIAA Diamond Investor, LLC	99.99%
(T1) TIAA European Funding Trust	100%
(T2) Flint European Trust	100%
(T1) TIAA Franklin Square, LLC	100%
(T1) TIAA Global Markets, Inc.	100%
(T1) TIAA Global Public Investments, LLC	100%
(T1) TIAA Lakepointe, LLC	100%
(T1) TIAA Park Evanston, Inc.	100%
(T1) TIAA Private Equity Alpha, LLC	100%
(T1) TIAA Realty, Inc.	100%
(T1) TIAA SF One, LLC	100%
(T1) TIAA The Reserve II Member, LLC	100%
(T1) TIAA Timberlands I, LLC	100%
(T2) 730 Texas Timberlands, Ltd.	99.5%
(T1) TIAA Timberlands II, LLC	100%
(T1) TIAA-CREF Asset Management Strategic Value Real Estate Fund I, L.P.	99.996%
(T1) TIAA-CREF Life Insurance Company	100%
(T2) TIAA-CREF Life Insurance Agency, LLC	100%
(T1) TIAA-CREF LPHC, LLC	100%
(T2) TCAM SVREF I GP, LLC	100%
(T3) TCAM SVREF I A.S., LLC	100%
(T3) TIAA-CREF Asset Management Strategic Value Real Estate Fund I, L.P.	.00399%
(T4) TCAM SVREF I Properties, LLC	100%
(T4) TCAM SVREF I REIT, LLC	100%
(T2) TCAM DOF GP LLC	100%
(T3) TIAA-CREF Asset Management Distressed Opportunities Fund, L.P.
(T1) TIAA-CREF Individual & Institutional Services, LLC	100%
(T1) TIAA-CREF International Holdings, LLC	100%
(T2) TIAA-CREF Asset Management UK Limited	100%
(T1) TIAA-CREF Investment Management, LLC	100%
(T1) TIAA-CREF Redwood, LLC	100%
(T2) Kaspick & Co., LLC	100%
(T1) TIAA Union Place Phase I, LLC	100%
(T1) WRC Properties, Inc.	100%
(T2) TCPC Associates, LLC	100%
(T1) TIAA-CREF Enterprises, Inc.	100%
(T2) Teachers Advisors, Inc.	100%
(T2) Teachers Personal Investors Services, Inc.	100%
(T2) TIAA-CREF Tuition Financing, Inc.	100%
(T2) TCAM Core Property Fund GP, LLC	100%
(T3) TIAA-CREF Asset Management Core Property Fund, LP	.1%
(T4) TCAM Core Property Fund REIT LLC	99%

TIAA	% owned by TIAA/ Subsidiary
(T5) TCAM Core Property Fund Operating GP LLC	100%
(T6) TCAM Core Property Fund Operating LP	.1%
(T7) T-C Stonecrest LLC	100%
(T7) T-C King Street Station LLC	100%
(T7) T-C Cypress Park West LLC	100%
(T7) T-C Roosevelt Square LLC	100%
Real Estate Separate Account
(T1) One Boston Place Real Estate Investment Trust	50.25%
(T2) One Boston Place, LLC	100%
(T1) Seneca Industrial Holdings LLC	100%
(T1) T-C 701 Brickell LLC	100%
(T1) T-C Four Oaks Place LLC	100%
(T1) T-C Legacy at Westwood LLC	100%
(T1) T-C Preston Sherry Plaza LLC	100%
(T1) T-C Regents Court LLC	100%
(T1) T-C The Caruth LLC	100%
(T1) T-C The Colorado LLC	100%
(T1) Teachers REA, LLC	100%
(T2) REA Europe SARL	100%
(T3) REA Lux 1 SARL	100%
(T4) Provence 110	100%
(T2) Teachers REA III, LLC	99%
(T2) TIAA-CREF Global Separate Real Estate Company LLC	100%
(T2) TREA GA Reserve, LLC	100%
(T2) TREA 10 Schalks Crossing Road, LLC	100%
(T2) Teachers Belvidere Properties, LLC	100%
(T2) TIAA West Town Mall, LLC	100%
(T2) Light Street Partners LLP	10%
(T2) TREA Broadlands, LLC	100%
(T2) TREA 1401 H, LLC	100%
(T2) TREA Weston, LLC	100%
(T2) TREA Wilshire Rodeo, LLC	100%
(T1) Teachers REA II, LLC	100%
(T2) Light Street Partners LLP	90%
(T3) Light Street Partners Ballston, Inc.	100%
(T4) Light Street Partners Ballston Limited Partnership	1%
(T1) Teachers REA III, LLC	1%
(T1) TIAA Florida Mall, LLC	100%
(T1) TIAA Miami International Mall, LLC	100%
(T1) TREA Florida Retail, LLC	100%
(T1) TREA Pacific Plaza, LLC	100%
(T1) TREA Retail Fund-K, LLC	100%
(T2) Kim-T Income Fund I, LP	82%
(T1) TREA Retail Property Portfolio 2006, LLC	100%
Footnotes
(T1) Tier 1 subsidiary directly owned by TIAA
(T2) Tier 2 subsidiary owned by the Tier 1 sub
(T3) Tier 3 subsidiary owned by the Tier 2 sub
(T4) Tier 4 subsidiary owned by the Tier 3 sub
(T5) Tier 5 subsidiary owned by the Tier 4 sub

TIAA	% owned by TIAA/ Subsidiary
(T6) Tier 6 subsidiary owned by the Tier 5 sub
(T7) Tier 7 subsidiary owned by the Tier 6 sub

Additional entities, comprised of joint venture subsidiaries, are not individually listed herein. While they technically are controlled by TIAA by virtue of the grant of voting rights to TIAA upon creation of each subsidiary, TIAA does not actively control the day-to-day activities and instead defers to its partners.

Item 27.	Number of Contractowners

As of February 28, 2010 there were 33,478 owners of the contracts.

Item 28.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC, acts as principal underwriter for Registrant, College Retirement Equities Fund, and the TIAA Real Estate Account.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Maliz E. Beams	Manager, President and Chief Executive Officer

Brian Bohaty	Director, Operations

Patricia A. Conti	Vice President and Chief Financial Officer

Jorge Gutierrez	Treasurer

Mitchell Hedstrom	Manager

Paul Van Heest	Manager

Peter Kennedy	Manager

Matthew Kurzweil	Manager

Name and Principal Business Address*	Positions and Offices with Underwriter

Samuel Turvey	Chief Compliance Officer

Marjorie Pierre-Merritt	Secretary

Adym W. Rygmyr	Vice President and Chief Legal Officer

*	The principal business address is: TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017.
(c)	Not Applicable.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, PO Box 27128, New York, New York 10087-7128, Citistorage, 5 North 11th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Representations

Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 23rd day of April, 2010.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY
ASSOCIATION OF AMERICA (On behalf of
Registrant and itself)

By:	/S/ ROGER W. FERGUSON, JR.
Name:	Roger W. Ferguson, Jr.
Title:	President and Chief Executive Officer and Trustee

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 23, 2010 in the capacities indicated.

Signature	Title

/S/ ROGER W. FERGUSON, Jr.	President and Chief Executive Officer and Trustee
Roger W. Ferguson, Jr.	(Principal Executive Officer)

/S/ GEORGANNE C. PROCTOR	Executive Vice President and Chief Financial Officer
Georganne C. Proctor	(Principal Financial Officer and
Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE
/s/ JEFFREY R. BROWN	*
Jeffrey R. Brown	Sidney A Ribeau

*	*
Robert C. Clark	Dorothy K. Robinson

/s/ LISA W. HESS	*
Lisa W. Hess	David L. Shedlarz

*	*
Edward M. Hundert M.D.	David F. Swensen

/s/ LAWRENCE H. LINDEN	*
Lawrence H. Linden	Ronald L. Thompson

/s/ MAUREEN O’HARA	*
Maureen O’Hara	Marta Tienda

*	*
David. K. Peterson	Rosalie J. Wolf

*	Signed by Stewart P. Greene as attorney-in-fact pursuant to powers of attorney previously filed with the SEC, which are incorporated herein by reference.

/s/ STEWART P. GREENE
Stewart P. Greene
Attorney-in-fact

Exhibit Index

(4)	(J)	Separate Account One-Life Annuity Supplemental Contract

	(K)	Separate Account Two-Life Annuity Supplemental Contract

	(L)	Separate Account Fixed-Period Annuity Supplemental Contract

(6)	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended)

(8)	(K)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company

(9)		Opinion and consent of Jonathan Feigelson, Esquire

(10)	(A)	Consent of Dechert LLP

	(B)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

	(C)	Consent of Jonathan Feigelson, Esquire